UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07953

EQ ADVISORS TRUST

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

PATRICIA LOUIE, ESQ.

Vice President and Associate General Counsel

AXA Equitable Life Insurance Company

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

ARTHUR J. BROWN, ESQ.

Kirkpatrick & Lockhart Nicholson Graham LLP

1800 Massachusetts Ave., N.W., 2nd Floor

Washington, D.C. 20036-1800

Telephone: (202) 778-9000

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: December 31

Date of reporting period: July 1, 2005 – September 30, 2005

Item 1.	Schedule of Investments.

The following are schedules of investments of the registrant as of September 30, 2005. The schedules have not been audited.

EQ Advisors Trust

Quarterly Report

September 30, 2005

EQ ADVISORS TRUST

EQ/ENTERPRISE MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Premier VIP Aggressive Equity Portfolio*‡	673,539	$17,520,691
AXA Premier VIP Core Bond Portfolio‡	9,128,057	94,223,656
AXA Premier VIP High Yield Portfolio‡	3,953,969	23,160,535
AXA Premier VIP Large Cap Core Equity Portfolio	3,493,755	37,683,610
EQ/Alliance Quality Bond Portfolio‡	7,002,606	72,499,826
EQ/Bernstein Diversified Value Portfolio‡	5,525,885	81,263,610
EQ/Lazard Small Cap Value Portfolio‡	2,617,438	$37,787,801
EQ/Long Term Bond Portfolio‡	1,557,267	21,523,377
EQ/Marsico Focus Portfolio‡	3,247,881	49,584,467
EQ/Mercury Basic Value Equity Portfolio‡	4,980,026	76,674,828
EQ/Short Duration Bond Portfolio‡	6,833,946	68,442,528

Total Investment Companies (100.0%) (Cost $584,211,571)		580,364,929

Other Assets Less Liabilities (0.0%)		228,435

Net Assets (100%)		$580,593,364

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares.

Investments in companies which were affiliates for the nine months ended September 30, 2005, were as follows:

Securities	Market Value December 31, 2004	Purchases at Cost	Sales at Cost	Market Value September 30, 2005	Dividend Income	Realized (Loss)
AXA Premier VIP Aggressive Equity Portfolio	$—	$17,680,888	$163,775	$17,520,691	$—	$(2,272)
AXA Premier VIP Core Bond Portfolio	—	96,050,172	879,480	94,223,656	278,696	(4,674)
AXA Premier VIP High Yield Portfolio	—	23,574,517	216,661	23,160,535	—	(1,324)
AXA Premier VIP Large Cap Core Equity Portfolio	—	38,308,590	354,402	37,683,610	—	(4,480)
EQ/Alliance Quality Bond Portfolio	—	73,670,366	674,948	72,499,826	—	(2,021)
EQ/Bernstein Diversified Value Portfolio	—	82,510,809	762,522	81,263,610	—	(8,844)
EQ/Lazard Small Cap Value Portfolio	—	38,308,590	355,375	37,787,801	—	(5,453)
EQ/Long-Term Bond Portfolio	—	22,101,110	203,784	21,523,377	—	(1,906)
EQ/Marsico Focus Portfolio	—	50,095,849	462,178	49,584,467	—	(4,587)
EQ/Mercury Basic Value Equity Portfolio	—	78,090,588	724,124	76,674,828	—	(10,820)
EQ/Short Duration Bond	—	69,250,144	632,803	68,442,528	—	(251)

	$—	$589,641,623	$5,430,052	$580,364,929	$278,696	$(46,632)

EQ ADVISORS TRUST

EQ/ENTERPRISE MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2005 (Unaudited)

Investment security transactions for the nine months ended September 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$853,593,906
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$904,280,182

As of September 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(13,810,701)

Net unrealized depreciation	$(13,810,701)

Federal income tax cost of investments	$594,175,630

For the nine months ended September 30, 2005, the Portfolio incurred approximately $276 as brokerage commissions with Bernstein (San-ford C.) & Co., an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCE COMMON STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (12.7%)
Auto Components (0.7%)
American Axle & Manufacturing Holdings, Inc.^	307,900	$7,106,332
Autoliv, Inc.	113,500	4,937,250
BorgWarner, Inc.^	315,600	17,818,776
Cooper Tire & Rubber Co.^	320,850	4,899,380
Dana Corp.^	581,800	5,474,738
Lear Corp.^	414,625	14,084,811
Magna International, Inc., Class A	116,300	8,706,218

		63,027,505

Hotels, Restaurants & Leisure (1.6%)
McDonald’s Corp.	132,400	4,434,076
Wynn Resorts Ltd.*^	3,328,690	150,290,353

		154,724,429

Household Durables (0.2%)
Newell Rubbermaid, Inc.^	916,300	20,754,195

Internet & Catalog Retail (3.0%)
Amazon.com, Inc.*	3,101,928	140,517,338
eBay, Inc.*	3,689,572	152,010,367

		292,527,705

Media (3.9%)
Comcast Corp., Class A*	2,171,000	63,783,980
Interpublic Group of Cos., Inc.*^	1,437,800	16,735,992
Time Warner, Inc.	5,218,200	94,501,602
Viacom, Inc., Class B	1,579,200	52,129,392
Walt Disney Co.	2,004,300	48,363,759
XM Satellite Radio Holdings, Inc., Class A*^	2,763,360	99,232,258

		374,746,983

Multiline Retail (0.3%)
Nordstrom, Inc.	334,200	11,469,744
Target Corp.	354,300	18,398,799

		29,868,543

Specialty Retail (2.7%)
Bed Bath & Beyond, Inc.*	1,479,710	59,454,748
Best Buy Co., Inc.	1,259,760	54,837,353
Home Depot, Inc.	1,026,300	39,143,082
Limited Brands	988,600	20,197,098
Office Depot, Inc.*	1,156,200	34,339,140
Williams-Sonoma, Inc.*^	1,339,790	51,380,946

		259,352,367

Textiles, Apparel & Luxury Goods (0.3%)
Jones Apparel Group, Inc.	604,100	17,216,850
V.F. Corp.	125,600	7,281,032

		24,497,882

Total Consumer Discretionary		1,219,499,609

Consumer Staples (5.8%)
Beverages (0.9%)
Coca-Cola Co.	1,058,800	45,729,572
PepsiCo, Inc.	784,300	44,477,653

		90,207,225

Food & Staples Retailing (1.4%)
Kroger Co.*	1,303,600	26,841,124
Safeway, Inc.^	753,300	19,284,480
SUPERVALU, Inc.	467,900	14,561,048
Wal-Mart Stores, Inc.	1,583,400	69,384,588

		130,071,240

Food Products (0.5%)
Bunge Ltd.	10,800	568,296
General Mills, Inc.^	278,500	13,423,700
Sara Lee Corp.^	808,200	15,315,390
Unilever N.V. (N.Y. Shares)	277,800	$19,848,810

		49,156,196

Household Products (0.9%)
Clorox Co.	355,500	19,744,470
Procter & Gamble Co.	1,179,000	70,103,340

		89,847,810

Personal Products (0.3%)
Gillette Co.	463,300	26,964,060

Tobacco (1.8%)
Altria Group, Inc.	1,933,500	142,518,285
UST, Inc.	739,000	30,934,540

		173,452,825

Total Consumer Staples		559,699,356

Energy (9.0%)
Energy Equipment & Services (0.7%)
Diamond Offshore Drilling, Inc.^	405,900	24,861,375
GlobalSantaFe Corp.	485,330	22,140,755
Rowan Cos., Inc.	531,500	18,862,935

		65,865,065

Oil & Gas (8.3%)
Chevron Corp.	2,128,600	137,784,278
ConocoPhillips	2,120,398	148,237,024
Exxon Mobil Corp.	6,422,700	408,098,358
Marathon Oil Corp.	670,250	46,200,332
Occidental Petroleum Corp.	453,850	38,772,406
Total S.A. (ADR)^	122,000	16,570,040

		795,662,438

Total Energy		861,527,503

Financials (18.7%)
Capital Markets (3.1%)
Ameritrade Holding Corp.*	3,948,260	84,808,625
Goldman Sachs Group, Inc.	280,400	34,091,032
Legg Mason, Inc.	158,500	17,385,865
Lehman Brothers Holdings, Inc.	237,000	27,605,760
Merrill Lynch & Co., Inc.	1,241,790	76,183,816
Morgan Stanley.	1,000,000	53,940,000

		294,015,098

Commercial Banks (5.9%)
Bank of America Corp.	4,546,500	191,407,650
Comerica, Inc.	443,700	26,133,930
Huntington Bancshares, Inc.	921,700	20,710,599
KeyCorp	1,112,900	35,891,025
National City Corp.	857,800	28,684,832
SunTrust Banks, Inc.	356,100	24,731,145
U.S. Bancorp	1,884,900	52,927,992
Wachovia Corp.	2,003,700	95,356,083
Wells Fargo & Co.	1,528,700	89,535,959

		565,379,215

Consumer Finance (0.3%)
American Express Co.	548,300	31,494,352

Diversified Financial Services (3.8%)
Citigroup, Inc.	5,718,700	260,315,224
JPMorgan Chase & Co.	3,195,152	108,411,508

		368,726,732

Insurance (4.0%)
ACE Ltd.	268,900	12,657,123
Allstate Corp.	668,400	36,955,836
American International Group, Inc.	1,777,506	110,134,272
Chubb Corp.	400,600	35,873,730
Genworth Financial, Inc., Class A	837,300	26,994,552
Hartford Financial Services Group, Inc.	559,600	43,184,332
MetLife, Inc.	602,400	30,017,592
PartnerReinsurance Ltd.	120,300	7,705,215

EQ ADVISORS TRUST

EQ/ALLIANCE COMMON STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
RenaissanceRe Holdings Ltd.	335,400	$14,667,042
St. Paul Travelers Cos., Inc.	1,122,865	50,382,952
XL Capital Ltd., Class A	232,700	15,830,581

		384,403,227

Thrifts & Mortgage Finance (1.6%)
Astoria Financial Corp.	925,500	24,451,710
Countrywide Financial Corp.	370,300	12,212,494
Fannie Mae	1,339,600	60,040,872
Freddie Mac	524,100	29,590,686
Washington Mutual, Inc.^	691,450	27,118,669

		153,414,431

Total Financials		1,797,433,055

Health Care (11.8%)
Biotechnology (5.5%)
Affymetrix, Inc.*^	3,144,378	145,364,595
Amgen, Inc.*	987,100	78,642,257
Applera Corp.- Applied Biosystems Group	4,312,490	100,222,268
Applera Corp.- Celera Genomics Group*^	3,646,980	44,237,867
Genentech, Inc.*^	730,750	61,536,457
Gilead Sciences, Inc.*	1,074,750	52,404,810
Human Genome Sciences, Inc.*^	3,737,350	50,790,587

		533,198,841

Health Care Equipment & Supplies (0.3%)
Medtronic, Inc.	565,300	30,311,386

Health Care Providers & Services (0.9%)
AmerisourceBergen Corp.^	193,100	14,926,630
Medco Health Solutions, Inc.*	635,200	34,828,016
UnitedHealth Group, Inc.	599,600	33,697,520

		83,452,166

Pharmaceuticals (5.1%)
Abbott Laboratories	728,600	30,892,640
Eli Lilly & Co.	856,100	45,818,472
Forest Laboratories, Inc.*	1,429,180	55,695,144
Johnson & Johnson	1,389,800	87,946,544
Merck & Co., Inc.^	2,552,200	69,445,362
Pfizer, Inc.	6,896,700	172,210,599
Wyeth	624,400	28,890,988

		490,899,749

Total Health Care		1,137,862,142

Industrials (8.8%)
Aerospace & Defense (1.2%)
Boeing Co.	874,900	59,449,455
Goodrich Corp.	684,100	30,332,994
Honeywell International, Inc.	88,600	3,322,500
United Technologies Corp.	478,700	24,815,808

		117,920,757

Air Freight & Logistics (0.4%)
United Parcel Service, Inc., Class B	523,100	36,161,903

Commercial Services & Supplies (1.3%)
Apollo Group, Inc., Class A*^	1,863,350	123,707,806

Electrical Equipment (0.4%)
Cooper Industries Ltd., Class A	348,000	24,060,720
Hubbell, Inc., Class B^	411,900	19,330,467

		43,391,187

Industrial Conglomerates (4.3%)
3M Co.	361,000	26,482,960
General Electric Co.	10,143,400	341,528,278
Textron, Inc.	233,750	16,764,550
Tyco International Ltd.	940,800	26,201,280

		410,977,068

Machinery (0.4%)
Crane Co.	50,000	$1,487,000
Eaton Corp.	313,100	19,897,505
SPX Corp.^	368,900	16,950,955

		38,335,460

Road & Rail (0.8%)
Burlington Northern Santa Fe Corp.	520,200	31,107,960
CSX Corp.	493,800	22,951,824
Norfolk Southern Corp.	656,700	26,635,752

		80,695,536

Total Industrials		851,189,717

Information Technology (26.6%)
Communications Equipment (6.1%)
ADC Telecommunications, Inc.*^	534,800	12,225,528
Cisco Systems, Inc.*	3,020,900	54,164,737
Corning, Inc.*	2,972,360	57,455,719
JDS Uniphase Corp.*^	53,447,750	118,654,005
Juniper Networks, Inc.*^	6,798,070	161,726,085
Nokia OYJ (ADR)	650,675	11,002,914
Nortel Networks Corp.*	2,510,173	8,183,164
QUALCOMM, Inc.^	3,306,318	147,957,731
Tellabs, Inc.*	1,266,300	13,321,476

		584,691,359

Computers & Peripherals (5.4%)
Dell, Inc.*	1,149,200	39,302,640
Hewlett-Packard Co.	4,112,675	120,090,110
International Business Machines Corp.	893,700	71,692,614
NCR Corp.*	1,066,146	34,020,719
Network Appliance, Inc.*	5,584,461	132,575,104
Palm, Inc.*^	1,993,610	56,478,972
Sun Microsystems, Inc.*^	17,390,697	68,171,532

		522,331,691

Electronic Equipment & Instruments (0.8%)
Arrow Electronics, Inc.*	272,600	8,548,736
Avnet, Inc.*^	342,300	8,369,235
Celestica, Inc.*^	878,400	9,934,704
Flextronics International Ltd.*^	1,282,575	16,481,089
Ingram Micro, Inc., Class A*	714,629	13,249,222
Sanmina-SCI Corp.*	1,685,450	7,230,580
Solectron Corp.*	3,426,500	13,397,615

		77,211,181

Internet Software & Services (4.6%)
CNET Networks, Inc.*^‡	10,640,840	144,396,199
Google, Inc., Class A*	154,455	48,878,829
RealNetworks, Inc.*^‡	10,642,426	60,768,252
VeriSign, Inc.*	2,428,410	51,895,122
Yahoo!, Inc.*	3,933,090	133,095,766

		439,034,168

IT Services (0.3%)
Electronic Data Systems Corp.^	1,103,500	24,762,540

Semiconductors & Semiconductor Equipment (6.2%)
Advanced Micro Devices, Inc.*^	2,586,870	65,189,124
Agere Systems, Inc.*	845,600	8,802,696
Broadcom Corp., Class A*	2,192,750	102,861,902
Intel Corp.	3,327,690	82,027,559
KLA-Tencor Corp.	2,525,783	123,157,179
PMC-Sierra, Inc.*^	6,892,232	60,720,564
Silicon Laboratories, Inc.*^‡	5,070,970	154,106,778

		596,865,802

Software (3.2%)
Adobe Systems, Inc.	2,248,900	67,129,665
Microsoft Corp.	5,429,000	139,688,170
NAVTEQ Corp.*	1,602,450	80,042,377

EQ ADVISORS TRUST

EQ/ALLIANCE COMMON STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Oracle Corp.*	2,100,000	$26,019,000

		312,879,212

Total Information Technology		2,557,775,953

Materials (1.4%)
Chemicals (0.8%)
DuPont (E.I.) de Nemours & Co.	178,200	6,980,094
Monsanto Co.	716,480	44,959,120
PPG Industries, Inc.	360,200	21,320,238

		73,259,452

Construction Materials (0.3%)
Martin Marietta Materials, Inc.	397,600	31,195,696

Containers & Packaging (0.2%)
Owens-Illinois, Inc.*	703,800	14,512,356

Metals & Mining (0.1%)
United States Steel Corp.^	341,200	14,449,820

Total Materials		133,417,324

Telecommunication Services (3.5%)
Diversified Telecommunication Services (3.5%)
BellSouth Corp.	321,200	8,447,560
Level 3 Communications, Inc.*^‡	45,712,270	106,052,467
SBC Communications, Inc.	2,667,425	63,938,177
Sprint Corp.	3,072,850	73,072,373
Verizon Communications, Inc.	2,578,900	84,304,241

Total Telecommunication Services		335,814,818

Utilities (1.1%)
Electric Utilities (1.1%)
American Electric Power Co., Inc.	991,300	39,354,610
Entergy Corp.	505,600	37,576,192
FirstEnergy Corp.	363,750	18,958,650
Xcel Energy, Inc.^	331,400	6,498,754

Total Utilities		102,388,206

Total Common Stocks (99.4%) (Cost $8,548,650,393)		9,556,607,683

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (9.7%)
Bavaria TRR Corp.
3.72%, 10/6/05	$9,976,297	9,976,297
3.85%, 10/13/05	49,925,333	49,925,333
3.80%, 10/20/05	6,978,629	6,978,629
Bayerische Landesbank N. Y.
3.85%, 8/25/06 (l)	50,000,000	50,000,000
BNP Paribas, N.Y.
3.84%, 10/11/05 (l)	24,998,353	24,998,353
Canadian Imperial Bank N.Y.
3.83%, 2/23/07 (l)	49,984,432	49,984,432
CC USA, Inc.
3.83%, 11/28/05 (l)	15,003,343	15,003,343
CIC N.Y.
3.76%, 12/22/05	10,000,000	10,000,000
Citigroup Funding, Inc.
3.68%, 10/17/05	9,936,967	9,936,967
Commonwealth Bank Australia
3.80%, 10/31/06 (l)	15,000,000	15,000,000
Deutsche Bank Financial
4.07%, 1/12/07 (l)	22,000,000	22,000,000
General Electric Capital Corp.
4.03%, 3/29/06 (l)	18,004,440	18,004,440
4.04%, 5/12/06 (l)	$25,039,266	$25,039,266
3.89%, 10/2/06 (l)	25,000,000	25,000,000
Goldman Sachs Group LP
3.75%, 2/15/06 (l)	5,000,127	5,000,127
ING USA
3.86%, 11/18/05 (l)	65,000,000	65,000,000
Irish Life and Permanent plc
3.63%, 10/27/05	10,899,900	10,899,900
Islandsbanki HF Corp.
3.87%, 10/31/06 (l)	15,000,000	15,000,000
Landesbank Baden-Wuerttemberg N.Y.
4.01%, 3/29/06 (l)	21,995,375	21,995,375
Manufacturers and Traders
3.79%, 6/20/06 (l)	14,999,699	14,999,699
Merrill Lynch & Co.
3.94%, 3/19/07 (l)	10,010,438	10,010,438
Merrill Lynch Mortgage Capital
4.04%, 10/5/05 (l)	3,000,000	3,000,000
4.04%, 1/12/06 (l)	25,000,000	25,000,000
3.86%, 8/22/07 (l)	15,000,000	15,000,000
Mont Blanc
3.59%, 10/20/05	15,427,905	15,427,905
3.78%, 10/26/05	9,968,583	9,968,583
Monumental Global Funding II
3.59%, 4/10/06 (l)	25,033,427	25,033,427
Morgan Stanley
3.95%, 10/31/06 (l)	20,000,000	20,000,000
Natexis Banques Populaires N.Y.
3.78%, 2/16/07 (l)	5,498,080	5,498,080
New York Life GL Funding
3.85%, 9/28/07 (l)	25,000,000	25,000,000
New York Life Insurance
3.80%, 1/3/06 (l)	20,000,000	20,000,000
Nomura Securities
3.87%, 10/3/05	170,232,845	170,232,845
Royal Bank of Canada
3.78%, 11/18/05	15,000,000	15,000,000
Royal Bank of Scotland London
3.67%, 7/5/06 (l)	5,996,683	5,996,683
Swedbank N.Y.
3.76%, 7/14/06 (l)	9,995,604	9,995,604
Transamerica Occidental Life Insurance
3.92%, 10/2/06 (l)	30,000,000	30,000,000
Unicredito Italiano N.Y.
3.51%, 10/4/06 (l)	25,158,688	25,158,688
United of Omaha Life Insurance
3.79%, 6/1/06 (l)	25,000,000	25,000,000
Wells Fargo & Co.
4.05%, 10/1/07 (l)	15,000,000	15,000,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		935,064,414

Time Deposit (0.6%)
JPMorgan Chase Nassau
3.32%, 10/3/05	53,147,958	53,147,958

Total Short-Term Investments (10.3%) (Amortized Cost $988,212,372)		988,212,372

Total Investments (109.7%) (Cost/Amortized Cost $9,536,862,765)		10,544,820,055
Other Assets Less Liabilities (-9.7%)		(934,862,341)

Net Assets (100%)		$9,609,957,714

EQ ADVISORS TRUST

EQ/ALLIANCE COMMON STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2005 (Unaudited)

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

‡	Affiliated company as defined under the Investment Company Act of 1940.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2005.

Glossary:

ADR — American Depositary Receipt

Investments in companies which were affiliates for the nine months ended September 30, 2005, were as follows:

Securities	Market Value December 31, 2004	Purchases at Cost	Sales at Cost	Market Value September 30, 2005	Dividend Income	Realized Gain
CNET Networks, Inc.	$127,484,532	15,806,357	23,873,232	$144,396,199	$—	$5,149,471
Level 3 Communications, Inc.	126,780,373	18,366,616	—	106,052,467	—	—
RealNetworks, Inc.	46,927,896	22,412,900	3,194,127	60,768,252	—	928,620
Silicon Laboratories, Inc.	166,174,863	15,085,422	3,820,545	154,106,778	—	795,641

	$467,367,664			$465,323,696	$—	$6,873,732

Investment security transactions for the nine months ended September 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$2,816,959,030
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$3,390,139,785

As of September 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,484,923,362
Aggregate gross unrealized depreciation	(510,675,529)

Net unrealized appreciation	$974,247,833

Federal income tax cost of investments	$9,570,572,222

At September 30, 2005, the Portfolio had loaned securities with a total value of $924,750,444. This was secured by collateral of $935,064,414 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $5,890,861, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

For the nine months ended September 30, 2005, the Portfolio incurred approximately $1,105,442 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $2,864,465,889 which expires in the year 2010.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCE GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (18.3%)
Auto Components (0.8%)
Johnson Controls, Inc.^	368,200	$22,846,810

Hotels, Restaurants & Leisure (2.0%)
Carnival Corp.	593,700	29,673,126
Hilton Hotels Corp.	402,300	8,979,336
McDonald’s Corp.	238,400	7,984,016
Royal Caribbean Cruises Ltd.^	241,100	10,415,520

		57,051,998

Household Durables (1.6%)
Fortune Brands, Inc.	448,900	36,509,037
Pulte Homes, Inc.	252,000	10,815,840

		47,324,877

Industrial Conglomerates (0.1%)
ACCO Brands Corp.*	105,499	2,977,182

Media (9.5%)
Comcast Corp., Special Class A*	1,239,700	35,678,566
News Corp., Class A	4,559,100	71,076,369
Time Warner, Inc.	4,788,600	86,721,546
Viacom, Inc., Class B	2,415,800	79,745,558
Westwood One, Inc.^	196,800	3,914,352

		277,136,391

Specialty Retail (4.3%)
Bed Bath & Beyond, Inc.*	355,900	14,300,062
Home Depot, Inc.	2,103,000	80,208,420
Lowe’s Cos., Inc.^	504,300	32,476,920

		126,985,402

Total Consumer Discretionary		534,322,660

Consumer Staples (8.1%)
Household Products (2.6%)
Colgate-Palmolive Co.	389,900	20,582,821
Procter & Gamble Co.^	933,600	55,511,856

		76,094,677

Personal Products (2.1%)
Avon Products, Inc.^	2,201,100	59,429,700

Tobacco (3.4%)
Altria Group, Inc.	1,162,200	85,665,762
Loews Corp.- Carolina Group^	366,400	14,520,432

		100,186,194

Total Consumer Staples		235,710,571

Energy (14.1%)
Energy Equipment & Services (4.9%)
Baker Hughes, Inc.^	634,300	37,855,024
Halliburton Co.^	626,100	42,900,372
Nabors Industries Ltd.*	757,800	54,432,774
Schlumberger Ltd.	87,500	7,383,250

		142,571,420

Oil & Gas (9.2%)
BP plc (ADR)	592,900	42,006,965
Chevron Corp.	206,800	13,386,164
ConocoPhillips	1,003,500	70,154,685
Exxon Mobil Corp.	1,069,700	67,968,738
Noble Energy, Inc.	1,604,792	75,264,745

		268,781,297

Total Energy		411,352,717

Financials (27.7%)
Capital Markets (3.5%)
Franklin Resources, Inc.^	131,600	11,049,136
Goldman Sachs Group, Inc.^	249,100	30,285,578
Merrill Lynch & Co., Inc.	807,200	49,521,720
Morgan Stanley	196,700	10,609,998

		101,466,432

Commercial Banks (3.3%)
Bank of America Corp.	1,293,470	$54,455,087
North Fork Bancorp, Inc.	1,176,000	29,988,000
Wachovia Corp.	230,700	10,979,013

		95,422,100

Consumer Finance (0.4%)
MBNA Corp.	448,700	11,055,968

Diversified Financial Services (7.8%)
Citigroup, Inc.	3,160,198	143,852,213
JPMorgan Chase & Co.	2,495,476	84,671,500

		228,523,713

Insurance (9.3%)
ACE Ltd.	1,782,400	83,897,568
Allstate Corp.	215,000	11,887,350
American International Group, Inc.	2,276,500	141,051,940
Axis Capital Holdings Ltd.	953,300	27,178,583
MetLife, Inc.^	177,000	8,819,910

		272,835,351

Thrifts & Mortgage Finance (3.4%)
Fannie Mae	2,195,300	98,393,346

Total Financials		807,696,910

Health Care (6.6%)
Health Care Equipment & Supplies (2.1%)
Boston Scientific Corp.*	2,257,800	52,764,786
Zimmer Holdings, Inc.*^	131,400	9,052,146

		61,816,932

Health Care Providers & Services (3.4%)
Health Management Associates, Inc., Class A^	1,710,700	40,150,129
UnitedHealth Group, Inc.	144,300	8,109,660
WellPoint, Inc.*	653,400	49,540,788

		97,800,577

Pharmaceuticals (1.1%)
Forest Laboratories, Inc.*	513,200	19,999,404
Pfizer, Inc.	529,900	13,231,603

		33,231,007

Total Health Care		192,848,516

Industrials (9.2%)
Aerospace & Defense (2.1%)
Northrop Grumman Corp.^	78,900	4,288,215
United Technologies Corp.	1,107,200	57,397,248

		61,685,463

Air Freight & Logistics (1.1%)
United Parcel Service, Inc., Class B^	448,200	30,984,066

Building Products (0.9%)
American Standard Cos., Inc.^	544,800	25,360,440

Electrical Equipment (0.4%)
Emerson Electric Co.	160,600	11,531,080

Industrial Conglomerates (3.9%)
General Electric Co.	3,429,000	115,454,430

Machinery (0.3%)
Ingersoll-Rand Co., Class A	223,200	8,532,936

Road & Rail (0.5%)
Union Pacific Corp.	214,400	15,372,480

Total Industrials		268,920,895

Information Technology (7.1%)
Communications Equipment (1.2%)
Juniper Networks, Inc.*	377,800	8,987,862

EQ ADVISORS TRUST

EQ/ALLIANCE GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
QUALCOMM, Inc.^	565,800	$25,319,550

		34,307,412

Computers & Peripherals (0.2%)
EMC Corp.*	501,400	6,488,116

IT Services (0.5%)
Fiserv, Inc.*^	322,600	14,797,662

Software (5.2%)
Microsoft Corp.	4,306,100	110,795,953
Oracle Corp.*	1,978,700	24,516,093
Symantec Corp.*	754,800	17,103,768

		152,415,814

Total Information Technology		208,009,004

Materials (3.2%)
Chemicals (2.9%)
Air Products & Chemicals, Inc.	1,285,800	70,899,012
DuPont (E.I.) de Nemours & Co.	374,800	14,680,916

		85,579,928

Metals & Mining (0.3%)
Alcoa, Inc.	368,700	9,003,654

Total Materials		94,583,582

Telecommunication Services (3.8%)
Diversified Telecommunication Services (3.8%)
BellSouth Corp.	782,100	20,569,230
SBC Communications, Inc.	2,353,600	56,415,792
Verizon Communications, Inc.	1,044,400	34,141,436

Total Telecommunication Services		111,126,458

Utilities (0.5%)
Electric Utilities (0.5%)
Entergy Corp.	136,900	10,174,408
PPL Corp.	183,600	5,935,788

Total Utilities		16,110,196

Total Common Stocks (98.6%) (Cost $2,539,616,379)		2,880,681,509

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (4.6%)
Bank of America Corp.
3.81%, 8/10/06 (l)	$12,500,000	12,500,000
Bavaria TRR Corp.
3.80%, 10/20/05 (l)	5,283,819	5,283,819
BNP Paribas N.Y.
3.84%, 10/11/05 (l)	$9,999,341	$9,999,341
CC USA, Inc.
3.98%, 8/3/06 (l)	10,009,677	10,009,677
Dorada Finance, Inc.
3.98%, 8/3/06 (l)	4,000,008	4,000,008
General Electric Capital Corp.
4.04%, 5/12/06 (l)	5,007,853	5,007,853
ING USA
3.86%, 11/18/05 (l)	5,000,000	5,000,000
Landesbank Baden-Wuerttemberg N.Y.
4.01%, 3/29/06 (l)	9,997,275	9,997,275
Lehman Brothers, Inc.
4.09%, 1/3/06 (l)	15,000,000	15,000,000
Merrill Lynch Mortgage Capital
4.04%, 10/5/05 (l)	2,000,000	2,000,000
New York Life Insurance
3.80%, 1/3/06 (l)	1,700,000	1,700,000
Nomura Securities
3.87%, 10/3/05 (l)	42,692,278	42,692,278
Unicredito Italiano N.Y.
3.51%, 10/4/06 (l)	10,063,475	10,063,475

Total Short-Term Investments of Cash Collateral for Securities Loaned		133,253,726

Time Deposit (1.0%)
JPMorgan Chase Nassau 3.32%, 10/3/05	30,755,245	30,755,245

Total Short-Term Investments (5.6%) (Amortized Cost $164,008,971)		164,008,971

Total Investments (104.2%) (Cost/Amortized Cost $2,703,625,350)		3,044,690,480
Other Assets Less Liabilities (-4.2%)		(123,932,392)

Net Assets (100%)		$2,920,758,088

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2005.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the nine months ended September 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$981,944,960
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$988,846,698

As of September 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$449,651,934
Aggregate gross unrealized depreciation	(113,933,102)

Net unrealized appreciation	$335,718,832

Federal income tax cost of investments	$2,708,971,648

EQ ADVISORS TRUST

EQ/ALLIANCE GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2005 (Unaudited)

At September 30, 2005, the Portfolio had loaned securities with a total value of $132,966,805. This was secured by collateral of $133,253,726 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $1,055,958, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

For the nine months ended September 30, 2005, the Portfolio incurred approximately $44,173 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $170,824,711 of which $70,368,500 expires in the year 2010, and $100,456,211 expires in the year 2011.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (11.5%)
Non-Agency CMO(11.5%)
ABN Amro Mortgage Corp., Series 03-5 A11
4.750%, 4/25/33	$4,335,000	$4,293,215
Adjustable Rate Mortgage Trust, Series 05-9 1A2
5.265%, 11/25/35 (l)	5,530,000	5,540,341
Bear Stearns Alt-A Trust, Series 04-11 2A3
5.065%, 11/25/34 (l)	3,484,761	3,472,650
Chase Mortgage Finance Corp., Series 02-S4 A23
6.250%, 3/25/32	3,092,262	3,084,492
Citicorp Mortgage Securities, Inc. Series 03-8 A1
5.500%, 8/25/33	4,982,130	5,004,494
Series 04-7 1A1
5.250%, 9/25/34	4,714,254	4,650,849
Countrywide Home Loan Mortgage Pass Through Trust, Series 04-J9 2A1
5.250%, 1/25/35	4,674,196	4,660,064
Series 05-12 1A5
5.250%, 5/25/35	6,048,398	5,927,734
Credit Suisse First Boston Mortgage Securities Corp., Series 01-CP4 ACP
1.090%, 12/15/35 IO § (l)	128,000,000	2,549,555
Series 04-2R A1
5.060%, 12/28/33 § (l)	2,915,674	2,739,159
Series 04-8 1A2
5.250%, 12/25/34	4,587,911	4,584,537
MASTR Adjustable Rate Mortgages Trust, Series 04-8 5A1
4.727%, 8/25/34 (l)	3,262,590	3,244,103
MASTR Asset Securitization Trust, Series 04-9 3A1
5.250%, 7/25/34	5,080,818	5,039,921
Merrill Lynch Mortgage Investors, Inc., Series 05-A5 A3
4.442%, 6/25/35 (l)	5,810,000	5,702,283
Morgan Stanley Capital I, Series 03-1Q4 X1
0.257%, 5/15/40 IO § (l)	137,884,629	5,410,122
Morgan Stanley Mortgage Loan Trust, Series 04-8AR 4A1
5.408%, 10/25/34 ^(l)	2,974,367	2,992,269
RESI Finance LP, Series 03-C B3
5.128%, 9/10/35 § (l)	7,776,551	7,853,946
Residential Accredit Loans, Inc., Series 02-QS19 A8
6.000%, 12/25/32	3,216,291	3,226,767
Residential Asset Mortgage Products, Inc., Series 04-SL2 A2
6.500%, 10/25/31	3,655,246	3,741,943
Structured Asset Securities Corp., Series 02-11A 1A1
4.626%, 6/25/32 (l)	1,488,941	1,497,735
Series 02-RM1 A
4.480%, 10/25/37 § (l)	5,088,678	5,132,186
Wells Fargo Mortgage Backed Securities Trust, Series 05-AR2 2A
4.55%, 3/25/35 (l)	3,896,736	3,844,564
Total Asset-Backed and Mortgage-Backed Securities		$94,192,929

Government Securities (81.1%)
Agency CMO (9.0%)
Federal Home Loan Mortgage Corp.
5.000%, 4/15/15	$418,577	419,482
5.000%, 4/15/16	5,070,000	5,081,684
5.500%, 7/15/17	4,300,000	4,397,069
5.000%, 7/15/26 IO (l)	6,328,635	690,565
5.000%, 10/15/29	4,295,000	4,272,132
5.000%, 2/15/30	2,515,000	2,480,038
5.000%, 3/15/30	6,330,000	6,221,882
5.000%, 7/15/30	5,925,000	5,829,351
5.000%, 10/15/30	4,780,000	4,690,889
5.000%, 6/15/31	6,450,000	6,326,358
6.000%, 5/15/35	5,952,636	6,035,487
Federal National Mortgage Association
5.500%, 9/25/17	2,697,120	2,737,026
6.000%, 5/25/30	832,582	836,288
5.500%, 6/25/31	2,372,843	2,372,662
6.500%, 4/25/32	4,735,000	4,925,317
5.000%, 10/25/33	3,753,148	3,751,092
6.500%, 9/25/42	1,740,818	1,791,626
6.500%, 1/25/44	2,917,031	3,004,671
Federal National Mortgage Association, Series 05-38 QJ
5.500%, 3/25/33	7,106,523	7,140,174

		73,003,793

US Government Agencies (14.0%)
Federal Home Loan Mortgage Corp.
6.000%, 6/1/20	5,270,000	5,407,758
5.500%, 10/15/35 TBA	40,000,000	40,000,000
Federal National Mortgage Association
5.000%, 12/1/17	15,341,265	15,317,725
5.500%, 2/1/35	12,217,186	12,218,071
4.582%, 4/1/35 (l)	8,857,413	8,788,678
4.752%, 7/1/35 (l)	5,318,818	5,297,278
4.898%, 9/1/35 (l)	3,168,195	3,166,928
6.500%, 10/25/35 TBA	18,500,000	19,037,647
Government National Mortgage Association
9.000%, 12/15/09	1,613,636	1,700,250
Government National Mortgage Association, Series 2002-50 PE
6.000%, 7/20/32	3,070,000	3,115,815

		114,050,150

US Treasuries (58.1%)
U.S. Treasury Notes
2.375%, 8/15/06^	9,000,000	8,869,923
3.250%, 8/15/07^	20,000,000	19,675,000
3.000%, 11/15/07^	31,000,000	30,273,422
2.625%, 5/15/08^	84,700,000	81,450,993
3.250%, 1/15/09^	47,000,000	45,643,251
3.000%, 2/15/09^	41,000,000	39,456,104
3.875%, 5/15/09^	15,000,000	14,835,930
3.625%, 1/15/10^	26,110,000	25,507,225
4.000%, 3/15/10^	30,280,000	30,010,326
4.000%, 4/15/10^	30,280,000	30,004,391
5.750%, 8/15/10^	18,000,000	19,197,414
5.000%, 2/15/11^	21,000,000	21,773,556
4.875%, 2/15/12^	25,750,000	26,618,058
4.250%, 8/15/13^	24,450,000	24,365,941
4.000%, 2/15/14^	27,000,000	26,388,288
4.750%, 5/15/14^	16,200,000	16,689,791

EQ ADVISORS TRUST

EQ/ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
Inflation Indexed
2.000%, 7/15/14^	$12,660,260	$12,932,747

		473,692,360

Total Government Securities		660,746,303

Total Long-Term Debt Securities (92.6%) (Cost $765,792,701)		754,939,232

SHORT-TERM INVESTMENTS:
Commercial Paper (7.4%)
Prudential Funding LLC
3.87%, 10/3/05	30,000,000	29,990,325
Rabobank USA Fin. Corp.
3.88%, 10/3/05	30,000,000	29,990,300

Total Commercial Paper		59,980,625

Government Securities (7.4%)
Federal Home Loan Bank
3.18%, 10/3/05 (o)	30,000,000	29,992,050
Federal Home Loan Mortgage Corp.
3.18%, 10/3/05(o)	30,200,000	30,191,997

Total Government Securities		60,184,047

Short-Term Investments of Cash Collateral for Securities Loaned (22.4%)
Banc of America Securities LLC
3.95%, 10/3/05	11,046,680	11,046,680
Bavaria TRR Corp.
3.80%, 10/20/05	6,978,629	6,978,629
CC USA, Inc.
3.83%, 5/5/06 (l)	4,999,626	4,999,626
General Electric Capital Corp.
3.70%, 2/3/06 (l)	9,894,844	9,894,844
Goldman Sachs Group LP
4.08%, 10/2/06 (l)	10,000,000	10,000,000
Islandsbanki HF Corp.
3.87%, 10/31/06 (l)	5,000,000	5,000,000
Merrill Lynch & Co.
3.94%, 3/19/07 (l)	3,003,131	3,003,131
Mont Blanc
3.78%, 10/26/05	6,675,960	6,675,960
Natexis Banques Populaires NY
3.86%, 11/13/06 (l)	9,994,428	9,994,428
New York Life Insurance
3.80%, 1/3/06 (l)	10,000,000	10,000,000
Nomura Securities
3.87%, 10/3/05	99,990,149	99,990,149
U.S. Bank NA
3.69%, 10/2/06 (l)	4,996,888	4,996,888

Total Short-Term Investments of Cash Collateral for Securities Loaned		182,580,335

Time Deposit (0.0%)
JPMorgan Chase Nassau
3.32%, 10/3/05	$22,031	$22,031

Total Short-Term Investments (37.2%) (Amortized Cost $302,778,814)		302,767,038

Total Investments (129.8%) (Cost/Amortized Cost $ 1,068,571,515)		1,057,706,270

Other Assets Less Liabilities (-29.8%)		(242,753,231)

Net Assets (100%)		$814,953,039

^	All, or a portion of security out on loan (See Note 1).

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2005, the market value of these securities amounted to $23,684,968 or 2.91% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2005.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2005.

Glossary:

CMO — Collateralized Mortgage Obligation

IO — Interest only

TBA — Security is subject to delayed delivery.

EQ ADVISORS TRUST

EQ/ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2005 (Unaudited)

Investment security transactions for the nine months ended September 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,217,436,409
U.S. Government securities	439,183,563

$1,656,619,972

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$1,284,574,586
U.S. Government securities	487,870,346

$1,772,444,932

As of September 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$150,611
Aggregate gross unrealized depreciation	(11,309,445)

Net unrealized depreciation	$(11,158,834)

Federal income tax cost of investments	$1,068,865,104

At September 30, 2005, the Portfolio had loaned securities with a total value of $443,965,623. This was secured by collateral of $182,580,335 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $281,470,631 was received in the form of short-term pooled securities, which the portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio’s assets and liabilities.

The Portfolio has a net capital loss carryforward of $8,292,448 which expires in the year 2012.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCE INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (2.5%)
Aristocrat Leisure Ltd.^	1,105,008	$9,999,496
BlueScope Steel Ltd.^	1,206,400	8,807,316
Coles Myer Ltd.	599,565	4,697,621
Macquarie Airports	2,563,200	6,420,232
QBE Insurance Group Ltd.^	544,685	7,769,922
Rinker Group Ltd.	1,251,799	15,849,424

		53,544,011

Austria (0.5%)
OMV AG	193,700	11,538,935

Belgium (0.8%)
Delhaize Group^	217,800	12,924,708
KBC Groep N.V.	56,535	4,594,080

		17,518,788

Brazil (0.6%)
Petroleo Brasileiro S.A. (ADR)^	179,000	12,796,710

Canada (1.5%)
Bank of Nova Scotia^	139,800	5,228,949
Canadian Natural Resources Ltd.	162,900	7,368,818
Manulife Financial Corp.^	99,000	5,288,644
Teck Cominco Ltd. Class B	130,700	5,872,828
TELUS Corp. (Non-Voting)	206,800	8,436,998

		32,196,237

China (0.5%)
China Shenhua Energy Co. Ltd.*	9,120,500	10,698,534

Egypt (0.2%)
Orascom Telecom Holding SAE (GDR)	87,441	4,274,212

Finland (0.5%)
Nokia OYJ	448,934	7,545,126
Sampo OYJ, A shares	156,900	2,496,998

		10,042,124

France (11.5%)
Assurances Generales de France^	233,900	22,447,322
BNP Paribas S.A.	320,008	24,402,966
CapGemini S.A.*	424,124	16,557,354
Credit Agricole S.A.^	408,753	12,024,639
Groupe Danone^	37,996	4,106,856
Renault S.A.^	237,300	22,544,739
Sanofi-Aventis^	461,201	38,228,230
Societe Generale	155,900	17,846,881
Thomson^	95,200	1,985,657
Total S.A.	253,396	69,380,614
Vinci S.A.^	170,432	14,722,738

		244,247,996

Germany (3.9%)
Continental AG^	217,600	17,913,220
E.On AG	170,200	15,718,445
Epcos AG*^	270,900	3,560,055
MAN AG	246,200	12,659,844
Merck KGaA*	30,575	2,576,706
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	135,600	15,531,183
SAP AG	65,146	11,310,232
Siemens AG	47,900	3,704,703

		82,974,388

Greece (0.6%)
EFG Eurobank Ergasias S.A.	188,251	5,860,231
OPAP S.A	247,978	$7,725,506

		13,585,737

Hong Kong (1.9%)
Esprit Holdings Ltd.	3,287,000	24,574,909
Li & Fung Ltd.	6,486,000	15,007,405

		39,582,314

Ireland (2.7%)
Allied Irish Banks plc	687,507	14,671,403
Anglo Irish Bank Corp. plc	1,028,322	14,009,699
CRH plc	698,558	18,991,981
Depfa Bank plc	583,000	9,404,721

		57,077,804

Italy (3.6%)
ENI S.p.A.	2,016,358	60,070,554
Luxottica Group S.p.A.	441,799	11,015,305
Recordati S.p.A.	682,700	5,218,436

		76,304,295

Japan (23.6%)
Aeon Credit Service Co., Ltd.^	141,800	10,321,599
Aiful Corp.	57,400	4,816,252
Canon, Inc.	423,000	22,877,978
Denso Corp.	669,500	19,434,048
East Japan Railway Co.^	1,720	9,833,774
Hitachi Ltd.^	766,000	4,859,308
Honda Motor Co., Ltd.^	342,800	19,417,470
Hoya Corp.^	204,900	6,815,537
Hoya Corp. (When Issued)*^	614,700	20,934,727
Itochu Corp.	1,381,000	9,516,155
Japan Tobacco, Inc.^	898	14,182,283
JFE Holdings, Inc.^	522,200	17,001,218
Keyence Corp.	90,000	22,662,784
Kobe Steel Ltd.^	1,927,000	5,865,670
Kyocera Corp.	59,200	4,126,346
Mitsubishi Corp.^	1,901,400	37,578,401
Mitsubishi Tokyo Financial Group, Inc.^	2,376	31,233,471
Mitsui & Co., Ltd.	618,000	7,748,174
Mitsui O.S.K. Lines Ltd.^	585,000	4,681,445
Nippon Mining Holdings, Inc.	682,500	5,419,534
Nissan Motor Co., Ltd.^	1,370,100	15,666,575
Nitto Denko Corp.^	317,300	17,889,068
Oji Paper Co., Ltd.^	295,000	1,613,729
Orix Corp.	117,900	21,324,775
Promise Co., Ltd.^	72,750	5,398,160
Rengo Co. Ltd.^	500,000	2,898,359
Sanyo Shinpan Finance Co., Ltd.^	117,100	9,525,869
Secom Co., Ltd.	100	4,817
Sega Sammy Holdings, Inc. (When Issued)*	136,400	5,295,218
Sega Sammy Holdings, Inc.^	136,400	5,391,495
Shimamura Co., Ltd.	34,900	3,873,672
Sony Corp.^	61,000	2,007,500
Sumitomo Electric Industries Ltd.^	578,800	7,813,340
Sumitomo Metal Industries Ltd.^	2,615,000	9,182,725
Sumitomo Mitsui Financial Group, Inc.^	5,013	47,325,834
Takashimaya Co., Ltd.	341,000	4,350,503
Takeda Pharmaceutical Co., Ltd.^	164,400	9,805,400
Tokyo Electric Power Co., Inc.^	406,500	10,293,409
Tokyo Gas Co., Ltd.^	2,316,000	9,420,116
Toyota Motor Corp.	458,600	21,040,409

EQ ADVISORS TRUST

EQ/ALLIANCE INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Yamada Denki Co., Ltd.^	161,600	$12,304,641

		501,751,788

Luxembourg (1.1%)
Arcelor^	950,269	22,295,163

Mexico (1.5%)
America Movil S.A. de C.V. (ADR)	668,000	17,581,760
Grupo Televisa S.A. (ADR)	121,100	8,684,081
Wal-Mart de Mexico S.A. de C.V., Series V	1,166,100	5,930,174

		32,196,015

Netherlands (4.2%)
ABN AMRO Holding N.V.	186,915	4,491,307
European Aeronautic Defence and Space Co.^	342,290	12,174,117
ING Groep N.V. (CVA)	1,440,750	43,043,857
Koninklijke (Royal) Philips Electronics N.V.	217,400	5,795,215
Royal Dutch Shell plc,
Class A	279,200	9,246,882
Class B	407,568	14,117,739

		88,869,117

Norway (0.6%)
Norsk Hydro ASA	117,755	13,229,682

Singapore (0.9%)
Flextronics International Ltd.*	608,400	7,817,940
Singapore Telecommunications Ltd.	8,268,785	11,990,839

		19,808,779

South Africa (0.2%)
Telkom South Africa Ltd.	158,903	3,152,716

South Korea (0.3%)
Kookmin Bank	91,610	5,409,520

Spain (3.1%)
Altadis S.A.	65,000	2,920,747
Banco Bilbao Vizcaya Argentaria S.A.^	1,468,558	25,832,572
Endesa S.A.	609,700	16,370,339
Inditex S.A.	464	13,661
Repsol YPF S.A.^	579,500	18,836,256
Union Fenosa S.A.^	86,000	2,849,288

		66,822,863

Sweden (1.3%)
Svenska Cellulosa AB, Class B^	269,700	9,473,197
Telefonaktiebolaget LM Ericsson, Class B	4,661,268	17,066,179

		26,539,376

Switzerland (9.5%)
Alcon, Inc.	159,100	20,345,708
Compagnie Financiere Richemont AG, Class A	549,381	21,838,880
Credit Suisse Group^	901,299	40,057,733
Micronas Semiconductor Holding AG (Registered)*	39,900	1,711,437
Nestle S.A. (Registered)	20,537	6,037,249
Nobel Biocare Holding AG	84,287	19,939,915
Novartis AG (Registered)	494,958	25,203,795
Roche Holding AG	225,755	31,484,001
UBS AG (Registered)	263,474	22,479,845
Xstrata plc	511,780	13,300,179

		202,398,742

Taiwan (0.3%)
Hon Hai Precision Industry (GDR) (Registered)	576,923	$5,284,615
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	179,000	1,471,380

		6,755,995

Thailand (0.2%)
PTT PCL (Foreign)	885,900	5,263,840

United Kingdom (18.8%)
Aviva plc	1,150,128	12,665,954
BAE Systems plc	2,420,877	14,711,327
Barclays plc	1,720,400	17,439,597
BHP Billiton plc	1,005,892	16,300,436
BP plc	1,920,336	22,880,589
British American Tobacco plc	357,000	7,521,983
Capita Group plc	1,396,699	9,309,117
Corus Group plc	5,311,100	4,838,872
Enterprise Inns plc	742,427	11,065,628
Friends Provident plc	3,402,120	11,254,951
GlaxoSmithKline plc	570,200	14,546,043
HBOS plc	1,038,210	15,676,212
Intercontinental Hotels Group plc	532,908	6,759,643
International Power plc*	1,064,500	4,679,769
Lloyds TSB Group plc	337,800	2,790,801
Man Group plc	203,314	5,956,347
Mitchells & Butlers plc	527,500	3,408,514
O2 plc*	3,782,774	10,556,796
Persimmon plc	611,200	9,277,330
Punch Taverns plc	700,400	9,912,624
Reckitt Benckiser plc	177,304	5,417,055
Royal & Sun Alliance Insurance Group plc	614,400	1,054,327
Royal Bank of Scotland Group plc	665,512	18,943,679
SABMiller plc	1,978,970	38,475,944
Sainsbury (J) plc	2,115,800	10,461,858
Smiths Group plc	156,546	2,655,908
Standard Chartered plc	1,060,834	22,952,303
Tate & Lyle plc	972,900	7,818,357
Tesco plc	3,117,579	17,069,881
Trinity Mirror plc	281,500	2,990,500
Vodafone Group plc	6,222,400	16,236,871
Whitbread plc	563,305	9,462,175
Wimpey (George) plc	1,003,383	7,597,363
Wolseley plc	362,696	7,693,330
WPP Group plc	1,818,048	18,558,101

		398,940,185

Total Common Stocks (96.9%) (Cost $1,617,991,264)		2,059,815,866

	Number of Warrants
WARRANTS:
Netherlands (0.3%)
ABN Amro Bank N.V., $0.62, expiring 1/12/05*	3,917,209	6,267,534

Switzerland (0.1%)
AU Optronics Group, $0.000001, expiring 3/21/06*	1,937,000	2,510,352

Taiwan (0.4%)
HON HAI Precision Industry, $0.00001, expiring 1/17/07*§	130,633	608,162

EQ ADVISORS TRUST

EQ/ALLIANCE INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2005 (Unaudited)

	Number of Warrants	Value (Note 1)
Infosys Technology, Ltd., $0.0001, expiring 8/28/08*§	24,146	$5,631,088
Taiwan Semiconductor Manufacturing Co., Ltd., $0.000001, expiring 11/21/05*	837,533	1,666,691

		7,905,941

United Kingdom (0.3%)
Asustek Computer, Inc., $0.000001, expiring 3/18/07*	2,905,482	7,623,985

Total Warrants (1.1%) (Cost $23,382,624)		24,307,812

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (19.7%)
Allstate Life Insurance
3.82%, 10/31/06 (l)	$15,000,000	15,000,000
Bavaria TRR Corp.
3.72%, 10/6/05	4,988,149	4,988,149
3.80%, 10/20/05	9,969,469	9,969,469
BNP Paribas N.Y.
3.84%, 10/11/05 (l)	14,999,012	14,999,012
CC USA, Inc.
3.83%, 5/5/06 (l)	9,999,252	9,999,252
CIC N.Y.
3.76%, 12/22/05 (l)	5,000,000	5,000,000
Citigroup Funding, Inc.
3.68%, 10/17/05 (l)	4,968,483	4,968,483
Dorada Finance, Inc.
3.81%, 11/23/05	10,896,325	10,896,325
3.98%, 8/3/06	5,000,010	5,000,010
General Electric Capital Corp.
4.04%, 5/12/06 (l)	5,007,853	5,007,853
3.64%, 10/24/05 (l)	5,000,776	5,000,776
Goldman Sachs Group LP
3.75%, 2/15/06 (l)	5,000,127	5,000,127
4.08%, 10/2/06 (l)	10,000,000	10,000,000
ING USA
3.86%, 11/18/05 (l)	25,000,000	25,000,000
John Hancock Global Funding II
3.89%, 12/1/05 (l)	5,003,407	5,003,407
Merrill Lynch & Co. & Inc.
3.94%, 3/19/07 (l)	17,017,745	17,017,745
3.73%, 5/5/06 (l)	10,000,000	10,000,000
Natexis Banques Populaires N.Y.
3.86%, 11/13/06 (l)	24,986,070	24,986,070
New York Life Insurance
3.80%, 1/3/06 (l)	15,000,000	15,000,000
Nomura Securities
3.87%, 10/3/05	137,475,654	137,475,654
Royal Bank of Canada
3.78%, 11/18/05 (l)	15,000,000	15,000,000
Swedbank N.Y.
3.76%, 7/14/06 (l)	3,998,241	3,998,241
3.81%, 6/20/06 (l)	9,995,526	9,995,526
U.S. Bank NA
3.69%, 10/2/06 (l)	10,994,020	10,994,020
Unicredito Italiano N.Y.
3.51%, 10/4/06 (l)	25,158,688	25,158,688
Wells Fargo & Co.
4.05%, 10/1/07 (l)	12,000,000	12,000,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		417,458,807

	Principal Amount	Value (Note 1)
Time Deposit (0.5%)
JPMorgan Chase Nassau 3.32%, 10/3/05	$11,237,926	$11,237,926

Total Short-Term Investments (20.2%) (Amortized Cost $428,696,733)		428,696,733

Total Investments (118.2%) (Cost/Amortized Cost $2,070,070,621)		2,512,820,411
Other Assets Less Liabilities (-18.2%)		(386,459,308)

Net Assets (100%)		$2,126,361,103

Market Sector Diversification
As a Percentage of Total Net Assets
Consumer Discretionary		16.0%
Consumer Staples		6.2
Energy		11.8
Financial
Capital Markets	3.2%
Commercial Banks	14.1
Consumer Finance	2.4
Diversified Financial Services	2.3
Insurance	3.7

Total Financials		25.7
Health Care		7.9
Industrials		7.8
Information Technology		7.9
Materials		8.5
Telecommunications Services		3.4
Utilities		2.8
Cash and Other		2.0

		100.0%

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2005, the market value of these securities amounted to $6,239,250 or 0.29% of net assets. Securities denoted with “§” but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2005.

Glossary:

ADR — American Depositary Receipt

CVA — Dutch Certification

GDR — Global Depositary Receipt

EQ ADVISORS TRUST

EQ/ALLIANCE INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2005 (Unaudited)

At September 30, 2005 the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 9/30/05	Unrealized Appreciation
Dow Jones Euro Stock 50 Index	187	December-05	$7,600,105	$7,746,687	$146,582

Investment security transactions for the nine months ended September 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$990,487,227
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$943,878,021

As of September 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$454,561,488
Aggregate gross unrealized depreciation	(16,834,928)

Net unrealized appreciation	$437,726,560

Federal income tax cost of investments	$2,075,093,851

At September 30, 2005, the Portfolio had loaned securities with a total value of $396,303,163. This was secured by collateral of $417,458,807 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $394,414,610 of which $9,473,492 expires in the year 2008, $285,572,509 expires in the year 2009, $61,620,674 expires in the year 2010, and $37,747,935 expires in the year 2011.

Included in the capital loss carryforward amounts are $31,423,050 of losses acquired from EQ/International Equity Index Portfolio as a result of a tax-free reorganization that occurred during the year ended 2003, and $50,119,452 of losses acquired from EQ/Alliance Global Portfolio as a result of a tax-free reorganization that occurred during the year ended 2002. Certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCE LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (16.6%)
Hotels, Restaurants & Leisure (1.7%)
Carnival Corp.	206,600	$10,325,868
Hilton Hotels Corp.	177,800	3,968,496
Outback Steakhouse, Inc.	123,300	4,512,780

		18,807,144

Household Durables (2.1%)
Pulte Homes, Inc.	537,800	23,082,376

Internet & Catalog Retail (3.7%)
eBay, Inc.*	954,366	39,319,879

Media (2.3%)
E.W. Scripps Co., Class A^	327,000	16,340,190
Getty Images, Inc.*^	54,000	4,646,160
Lamar Advertising Co., Class A*^	73,200	3,320,352

		24,306,702

Multiline Retail (3.1%)
Target Corp.	631,000	32,767,830

Specialty Retail (3.7%)
Best Buy Co., Inc.	115,500	5,027,715
Lowe’s Cos., Inc.	529,633	34,108,365

		39,136,080

Total Consumer Discretionary		177,420,011

Consumer Staples (3.9%)
Food & Staples Retailing (0.9%)
Walgreen Co.	46,900	2,037,805
Whole Foods Market, Inc.^	51,600	6,937,620

		8,975,425

Household Products (3.0%)
Procter & Gamble Co.	544,400	32,370,024

Total Consumer Staples		41,345,449

Energy (5.8%)
Energy Equipment & Services (5.8%)
Halliburton Co.	470,800	32,259,216
Nabors Industries Ltd.*	408,300	29,328,189

Total Energy		61,587,405

Financials (9.1%)
Capital Markets (4.5%)
Franklin Resources, Inc.	152,100	12,770,316
Goldman Sachs Group, Inc.	183,400	22,297,772
Legg Mason, Inc.^	54,100	5,934,229
Merrill Lynch & Co., Inc.	71,900	4,411,065
Northern Trust Corp.	66,900	3,381,795

		48,795,177

Insurance (4.6%)
Aflac, Inc.	155,300	7,035,090
American International Group, Inc.	440,999	27,324,298
Progressive Corp.	140,201	14,688,859

		49,048,247

Total Financials		97,843,424

Health Care (22.2%)
Biotechnology (5.9%)
Affymetrix, Inc.*^	182,400	8,432,352
Amgen, Inc.*	140,801	11,217,616
Genentech, Inc.*	478,900	40,328,169
Gilead Sciences, Inc.*	73,700	3,593,612

		63,571,749

Health Care Equipment & Supplies (7.2%)
Alcon, Inc.	207,500	26,535,100
St. Jude Medical, Inc.*	705,500	33,017,400
Zimmer Holdings, Inc.*	253,400	$17,456,726

		77,009,226

Health Care Providers & Services (6.1%)
Caremark Rx, Inc.*	40,200	2,007,186
UnitedHealth Group, Inc.^	481,400	27,054,680
WellPoint, Inc.*	475,700	36,067,574

		65,129,440

Pharmaceuticals (3.0%)
Eli Lilly & Co.	113,500	6,074,520
Teva Pharmaceutical Industries Ltd. (ADR)^	766,100	25,603,062

		31,677,582

Total Health Care		237,387,997

Industrials (4.3%)
Aerospace & Defense (0.9%)
Boeing Co.	144,900	9,845,955

Industrial Conglomerates (3.4%)
General Electric Co.	1,018,700	34,299,629
Textron, Inc.	25,600	1,836,032

		36,135,661

Total Industrials		45,981,616

Information Technology (37.7%)
Communications Equipment (8.9%)
Corning, Inc.*	1,102,700	21,315,191
Juniper Networks, Inc.*^	1,360,300	32,361,537
QUALCOMM, Inc.	914,100	40,905,975

		94,582,703

Computers & Peripherals (10.1%)
Apple Computer, Inc.*	910,600	48,817,266
Dell, Inc.*	1,044,102	35,708,289
EMC Corp.*	1,015,100	13,135,394
Network Appliance, Inc.*^	432,900	10,277,046

		107,937,995

Internet Software & Services (9.1%)
Google, Inc., Class A*	169,500	53,639,970
Yahoo!, Inc.*	1,302,000	44,059,680

		97,699,650

Semiconductors & Semiconductor Equipment (7.1%)
Altera Corp.*	389,800	7,449,078
Broadcom Corp., Class A*	689,400	32,339,754
Marvell Technology Group Ltd.*^	692,200	31,917,342
Texas Instruments, Inc.	117,500	3,983,250

		75,689,424

Software (2.5%)
Electronic Arts, Inc.*	477,500	27,164,975

Total Information Technology		403,074,747

Total Common Stocks (99.6%) (Cost $852,794,323)		1,064,640,649

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (9.7%)
Bank of America Corp.
3.81%, 8/10/06 (l)	$5,000,000	5,000,000
Dorada Finance, Inc.
3.98%, 8/3/06 (l)	4,000,008	4,000,008
ING USA
3.86%, 11/18/05 (l)	5,000,000	5,000,000
Morgan Stanley
3.90%, 10/3/05	25,000,000	25,000,000
New York Life Insurance
3.80%, 1/3/06 (l)	3,000,000	3,000,000

EQ ADVISORS TRUST

EQ/ALLIANCE LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
Nomura Securities
3.87%, 10/3/05	$62,065,278	$62,065,278

Total Short-Term Investments of Cash Collateral for Securities Loaned		104,065,286

Time Deposit (0.5%)
JPMorgan Chase Nassau
3.32%, 10/3/05	5,252,769	5,252,769

Total Short-Term Investments: (10.2%) (Amortized Cost $109,318,055)		109,318,055

Total Investments (109.8%) (Cost/Amortized Cost $962,112,378)		1,173,958,704
Other Assets Less Liabilities (-9.8%)		(104,939,617)

Net Assets (100%)		$1,069,019,087

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2005.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the nine months ended September 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$268,249,620
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$322,712,908

As of September 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$217,158,561
Aggregate gross unrealized depreciation	(9,095,825)

Net unrealized appreciation	$208,062,736

Federal income tax cost of investments	$965,895,968

At September 30, 2005, the Portfolio had loaned securities with a total value of $104,356,442. This was secured by collateral of $104,065,286 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $220,322, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

For the nine months ended September 30, 2005, the Portfolio incurred approximately $16,774 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $703,225,787 of which $340,761,560 expires in the year 2009, $258,581,589 expires in the year 2010, and $103,882,638 expires in the year 2011.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCE QUALITY BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (15.1%)
Asset Backed Securities (5.4%)
Aegis Asset Backed Securities Trust, Series 04-3 A2A
4.030%, 9/25/34 (l)	$4,782,996	$4,782,891
American Express Credit Account Master Trust, Series 05-1 A
3.798%, 10/15/12 (l)	6,410,000	6,421,968
Bank One Issuance Trust, Series 04-A4 A4
3.808%, 2/16/10 (l)	6,610,000	6,613,700
Capital Auto Receivables Asset Trust, Series 05-SN1A A3A
4.100%, 6/15/08	8,075,000	8,024,884
Capital One Prime Auto Receivables Trust, Series 05-1 A3
4.320%, 8/17/09	11,855,000	11,814,522
Centex Home Equity, Series 03-C AV
4.130%, 9/25/33 (l)	232,059	232,175
Citibank Omni-S Master Trust, Series 96-5A
3.998%, 12/16/11 §(l)	10,815,000	10,842,037
Citifinancial Mortgage Securities, Inc., Series 03-1 AFPT
3.360%, 1/25/33	2,933,846	2,825,044
Discover Card Master Trust I, Series 04-1 A
3.798%, 4/16/10^(l)	8,130,000	8,116,329
Equity One ABS, Inc., Series 04-3 AF1
3.990%, 7/25/34 (l)	913,398	913,452
MBNA Credit Card Master Note Trust, Series 2001-A5 A5
3.978%, 3/15/11 (l)	21,020,000	21,144,930
Merrill Lynch Mortgage Investors, Inc., Series 04-SL1 A
4.090%, 4/25/35 (l)	430,957	431,147
Morgan Stanley ABS Capital I, Series 04-HE4-A3
4.030%, 5/25/34 (l)	1,983,636	1,983,593
Series 05-WMC1-A2A
3.930%, 1/25/35 (l)	2,623,363	2,623,604
Residential Asset Mortgage Products, Inc., Series 04-RS6 AI1
3.980%, 8/25/22 (l)	206,478	206,486
Series 04-SP1 AI1
4.010%, 6/25/13 (l)	714,165	714,262
Residential Asset Securities Corp., Series 02-KS7 A2
4.200%, 11/25/32 (l)	2,217,808	2,223,520
Series 03-KS3 A2
4.130%, 5/25/33 (l)	1,575,357	1,577,450
Series 04-KS7 AI1
3.980%, 10/25/21 (l)	1,110,812	1,110,944
Residential Funding Mortgage Securities II, Series 04-HS2 AI1
3.980%, 12/25/18 (l)	697,021	697,055
Series 05-G12 A3
4.530%, 8/25/16	4,080,000	4,023,184
SLM Student Loan Trust, Series 03-C A1
3.970%, 9/15/16 (l)	6,459,520	6,462,621
Structured Asset Investment Loan Trust, Series 04-5 A2
4.010%, 6/25/34 (l)	2,563,110	2,563,769
Series 05-1 A3
3.950%, 2/25/14 §(l)	$3,492,405	$3,493,007

		109,842,574

Non-Agency CMO (9.7%)
Banc of America Commercial Mortgage, Inc., Series 04-3 A5
5.482%, 6/10/39 (l)	9,465,000	9,746,278
Series 04-4 A3
4.128%, 7/10/42	6,190,000	6,044,336
Series 04-6 A2
4.161%, 12/10/42	8,270,000	8,061,582
Series 05-1 A3
4.880%, 11/10/42	9,140,000	9,134,057
Bear Stearns Asset Backed Securities, Inc., Series 05-SD1 1A1
3.980%, 4/25/22 (l)	3,595,837	3,596,858
Bear Stearns Commercial Mortgage Securities, Series 05-PWR7 A3
5.120%, 2/11/41 (l)	22,180,000	22,358,633
Countrywide Home Loan Mortgage Pass Through Trust, Series 03-49 A1
1.642%, 12/19/33 (l)	340,251	339,611
Credit Suisse First Boston Mortgage Securities Corp., Series 04-C5 A2
4.183%, 11/15/37	6,995,000	6,821,051
Series 03-CK2 A2
3.861%, 3/15/36	5,425,000	5,318,385
GE Capital Commercial Mortgage Corp.
4.863%, 7/10/45	7,710,000	7,706,928
Series 04-C3 A4
5.189%, 7/10/39 (l)	6,645,000	6,721,499
Greenwich Capital Commercial Funding Corp., Series 03-C1 A4
4.111%, 7/5/35	6,385,000	6,054,968
Series 03-C2 A3
4.533%, 1/5/36	8,390,000	8,248,272
Series 05-GG3 A2
4.305%, 8/10/42 (l)	9,040,000	8,861,683
Home Equity Mortgage Trust, Series 05-4 A3
4.742%, 1/25/36	4,995,000	4,960,535
JP Morgan Chase Commercial Mortgage Securities Corp., Series 05-LDP1 A2
4.625%, 3/15/46	9,470,000	9,396,276
Series 05-LDP3 A2
4.851%, 8/15/42	6,780,000	6,769,651
Series 05-LDP4 A2
4.790%, 10/15/42	5,590,000	5,564,230
LB-UBS Commercial Mortgage Trust, Series 05-C1 A4
4.740%, 2/15/30	5,930,000	5,817,300
Series 04-C7 A2
3.992%, 10/15/29	6,295,000	6,100,759
Series 04-C8 A2
4.201%, 12/15/29	6,525,000	6,379,040
Merrill Lynch Mortgage Trust, Series 04-KEY2 A2
4.166%, 8/12/39^	5,130,000	4,990,755
Series 05-MKB2 A2
4.806%, 9/12/42	11,020,000	10,997,521
Morgan Stanley Capital I, Series 05-T17 A5
4.780%, 12/13/41^	9,300,000	9,160,437
Residential Asset Mortgage Products, Inc., Series 04-RS12 AI1
3.970%, 5/25/24	4,489,808	4,491,549
Series 05-RS1 AII1
3.940%, 10/25/26 (l)	5,416,677	5,418,401

EQ ADVISORS TRUST

EQ/ALLIANCE QUALITY BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
Washington Mutual Mortgage Securities Corp., Series 05-AR2 2A22
4.050%, 1/25/45 (l)	$6,698,541	$6,697,280

		195,757,875

Total Asset-Backed and Mortgage-Backed Securities		305,600,449

Consumer Discretionary (2.3%)
Automobiles (0.5%)
Daimlerchrysler NA Holdings Corp.
4.875%, 6/15/10	1,970,000	1,930,637
Ford Motor Credit Co.
5.700%, 1/15/10^	665,000	604,093
7.375%, 2/1/11	7,035,000	6,729,020
7.000%, 10/1/13^	1,775,000	1,646,059

		10,909,809

Household Durables (0.1%)
Fortune Brands, Inc.
2.875%, 12/1/06	2,050,000	2,006,999

		2,006,999

Media (1.7%)
British Sky Broadcasting plc
6.875%, 2/23/09	1,450,000	1,537,074
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	3,065,000	4,127,905
Comcast Cable Communications, Inc.
6.875%, 6/15/09^	3,930,000	4,189,840
Comcast Corp.
5.500%, 3/15/11^	4,290,000	4,371,767
5.300%, 1/15/14	3,365,000	3,356,244
COX Communications, Inc.
4.625%, 6/1/13	2,150,000	2,034,438
News America, Inc.
6.550%, 3/15/33^	2,205,000	2,292,528
Time Warner Entertainment Co. LP
8.375%, 3/15/23	5,760,000	6,986,805
Time Warner, Inc.
6.875%, 5/1/12^	2,845,000	3,109,261
WPP Finance UK Corp.
5.875%, 6/15/14	2,445,000	2,527,944

		34,533,806

Total Consumer Discretionary		47,450,614

Consumer Staples (1.3%)
Food & Staples Retailing (0.3%)
Kroger Co.
7.800%, 8/15/07	3,860,000	4,055,756
Safeway, Inc.
4.800%, 7/16/07	1,500,000	1,497,616
6.500%, 3/1/11^	1,090,000	1,136,988

		6,690,360

Food Products (1.0%)
ConAgra Foods, Inc.
7.875%, 9/15/10	2,380,000	2,663,129
6.750%, 9/15/11	695,000	747,312
General Mills, Inc.
5.125%, 2/15/07	8,030,000	8,072,021
Kraft Foods, Inc.
4.125%, 11/12/09	9,040,000	8,814,832

		20,297,294

Total Consumer Staples		26,987,654

Energy (1.2%)
Oil & Gas (1.2%)
Amerada Hess Corp.
6.650%, 8/15/11	6,920,000	7,476,991
7.875%, 10/1/29	3,410,000	4,182,389
Conoco, Inc.
6.950%, 4/15/29	$3,435,000	$4,181,377
Enterprise Products Operating LP
5.600%, 10/15/14	2,245,000	2,237,100
Valero Energy Corp.
6.875%, 4/15/12	4,140,000	4,545,935
7.500%, 4/15/32^	1,625,000	1,961,393

Total Energy		24,585,185

Financials (9.1%)
Capital Markets (0.6%)
Credit Suisse First Boston USA, Inc.
5.500%, 8/15/13	1,005,000	1,035,535
Goldman Sachs Group, Inc.
4.750%, 7/15/13	3,590,000	3,507,990
JPMorgan Chase & Co.
6.750%, 2/1/11	6,910,000	7,477,200

		12,020,725

Commercial Banks (1.9%)
Bank of America Corp.
4.500%, 8/1/10^	10,140,000	10,036,014
Barclays Bank plc
8.550%, 9/29/49 §(l)	4,180,000	4,899,173
CBA Capital Trust I
5.805%, 12/31/49 §	2,435,000	2,521,735
Huntington National Bank
4.375%, 1/15/10	3,135,000	3,084,975
Korea Development Bank
4.625%, 9/16/10^	3,000,000	2,959,665
Mizuho Financial Group Cayman Ltd.
8.375%, 12/31/49	4,915,000	5,320,487
Sumitomo Mitsui Banking Corp.
5.625%, 7/29/49 §(l)	1,535,000	1,527,620
Suntrust Bank
3.990%, 6/2/09 (l)	3,395,000	3,402,588
UFJ Bank Ltd./NY
7.400%, 6/15/11	975,000	1,081,087
Wells Fargo & Co.
4.200%, 1/15/10	3,080,000	3,019,358

		37,852,702

Consumer Finance (1.4%)
American General Finance Corp.
4.625%, 5/15/09^	7,590,000	7,514,890
Boeing Capital Corp.
4.750%, 8/25/08^	1,385,000	1,388,784
HSBC Finance Corp.
6.500%, 11/15/08	6,940,000	7,287,548
7.000%, 5/15/12	2,340,000	2,589,638
MBNA Corp.
4.625%, 9/15/08	3,695,000	3,692,306
SLM Corp.
4.500%, 7/26/10	5,925,000	5,839,716

		28,312,882

Diversified Financial Services (3.5%)
CIT Group, Inc.
4.022%, 5/18/07 (l)	2,360,000	2,366,214
7.750%, 4/2/12	8,410,000	9,640,635
Citigroup, Inc.
3.938%, 6/9/09^ (l)	2,420,000	2,423,903
4.625%, 8/3/10^§	5,500,000	5,465,229
General Electric Capital Corp.
4.000%, 2/17/09	10,010,000	9,781,301
4.375%, 11/21/11	3,800,000	3,720,892
6.750%, 3/15/32^	2,095,000	2,464,198
Mangrove Bay Pass-Through Trust
6.102%, 7/15/33 §(l)	6,965,000	6,965,070

EQ ADVISORS TRUST

EQ/ALLIANCE QUALITY BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2005 (Unaudited)

	Principal Amount		Value (Note 1)
Merrill Lynch & Co., Inc.
4.790%, 8/4/10		$10,715,000	$10,677,980
Resona Preferred Global Securities Cayman Ltd.
7.191%, 12/29/49 §(l)		2,450,000	2,536,392
Textron Financial Corp
4.125%, 3/3/08		3,220,000	3,177,782
UFJ Finance Aruba AEC
6.750%, 7/15/13		2,520,000	2,767,099
Washington Mutual Financial Corp.
6.875%, 5/15/11		8,730,000	9,577,779

			71,564,474

Insurance (0.9%)
Assurant, Inc.
5.625%, 2/15/14^		2,710,000	2,750,593
Berkshire Hathaway Finance Corp.
4.200%, 12/15/10^		3,970,000	3,875,208
Liberty Mutual Group
5.750%, 3/15/14 §		2,795,000	2,731,062
Royal & Sun Alliance Insurance Group plc
8.950%, 10/15/29		2,605,000	3,292,741
Zurich Capital Trust I
8.376%, 2/25/35 §		6,100,000	6,517,740

			19,167,344

Real Estate (0.1%)
Istar Financial, Inc.(REIT)
5.150%, 3/1/12		2,035,000	1,987,698

			1,987,698

Thrifts & Mortgage Finance (0.7%)
Countrywide Home Loans, Inc.
4.250%, 12/19/07^		4,495,000	4,451,367
4.000%, 3/22/11		4,980,000	4,730,930
Washington Mutual, Inc.
4.000%, 1/15/09^		5,270,000	5,139,088

			14,321,385

Total Financials			185,227,210

Government Securities (57.5%)
Foreign Governments (7.9%)
Deutsche Bundesrepublik
3.250%, 7/4/15	EUR	16,145,000	19,621,761
France Government Bond OAT
5.000%, 4/25/12	EUR	59,200,000	80,387,589
Sweden Government Bond
5.000%, 1/28/09	SEK	280,020,000	39,074,664
United Mexican States
4.625%, 10/8/08^		$11,315,000	11,258,425
7.500%, 1/14/12^		2,095,000	2,359,389
7.500%, 1/14/12^		7,905,000	8,869,410

			161,571,238

US Government Agencies (33.3%)
Federal Home Loan Mortgage Corp.
6.000%, 3/1/35		7,590,830	7,724,197
Federal National Mortgage Association
3.875%, 11/17/08^		19,725,000	19,362,021
5.500%, 10/1/13		895,475	909,930
5.500%, 12/1/13		17,038	17,313
5.500%, 2/1/14		75,481	76,700
5.500%, 3/1/14		44,685	45,406
5.500%, 10/1/16		60,061	60,981
5.500%, 11/1/16		515,228	523,123
5.500%, 2/1/17		394,061	400,099
6.000%, 2/1/17		5,704,459	5,866,865
5.500%, 8/1/17		292,698	297,105
5.500%, 9/1/17		7,391,192	7,502,485
5.500%, 10/1/17		589,199	598,071
5.500%, 11/1/17		1,783,349	1,810,201
5.500%, 12/1/17		290,333	294,705
5.500%, 2/1/18		4,257,047	4,320,913
5.500%, 3/1/18		$2,001,329	$2,031,319
5.500%, 4/1/18		775,409	787,049
5.500%, 5/1/18		519,729	527,458
5.500%, 7/1/18		6,545,003	6,642,337
5.500%, 9/1/18		14,181	14,392
5.500%, 10/1/18		969,005	983,416
5.500%, 11/1/18		2,346,717	2,381,616
5.500%, 12/1/18		6,395,575	6,491,473
5.500%, 1/1/19		285,724	289,974
5.500%, 4/1/19		6,761,981	6,862,542
5.500%, 5/1/19		713,768	724,516
5.500%, 6/1/19		145,402	147,560
5.500%, 7/1/19		981,589	996,156
5.500%, 8/1/19		9,015,804	9,149,604
5.500%, 9/1/19		1,082,310	1,098,380
5.500%, 10/1/19		24,047	24,404
5.500%, 11/1/19		2,026,619	2,056,724
5.500%, 12/1/19		1,399,010	1,419,772
5.500%, 1/1/20		970,963	985,373
5.500%, 2/1/20		554,825	563,063
5.500%, 3/1/20		270,841	274,867
5.500%, 4/1/20		78,535	79,704
5.500%, 6/1/20		64,889	65,855
5.500%, 7/1/20		599,098	608,020
6.000%, 7/1/20		11,182,166	11,504,234
5.500%, 9/1/20		5,168,625	5,245,598
5.500%, 10/1/20		1,238,608	1,257,053
9.000%, 8/1/26		10,228	11,025
5.500%, 4/1/33		17,400,330	17,408,397
5.500%, 7/1/33		51,185,668	51,179,270
5.500%, 4/1/34		9,772,142	9,776,673
5.500%, 5/1/34		5,983,987	5,986,761
5.500%, 2/1/35		58,308,756	58,331,916
6.000%, 9/1/35		69,349,000	70,523,770
4.500%, 10/25/20 TBA		119,735,000	117,227,974
5.000%, 10/25/20 TBA		58,735,000	58,569,837
4.500%, 10/25/35 TBA		39,900,000	38,029,687
5.500%, 10/25/35 TBA		61,425,000	61,386,609
6.500%, 10/25/35 TBA		72,240,000	74,339,439
Government National Mortgage Association
8.500%, 10/15/17		4,922	5,346
8.500%, 11/15/17		17,339	18,833
8.000%, 7/15/26		1,501	1,607

			675,819,718

US Treasuries (16.3%)
U.S. Treasury Bonds
5.375%, 2/15/31^		88,391,000	99,025,498
U.S. Treasury Notes
3.875%, 3/31/07^		14,090,000	13,999,739
3.875%, 7/31/07^		109,730,000	109,147,114
3.875%, 5/15/10^		1,565,000	1,542,320
1.625%, 1/15/15^		38,721,122	38,261,309
4.250%, 8/15/15^		22,580,000	22,438,875
Inflation Indexed
2.000%, 7/15/14^		44,727,120	45,689,782

			330,104,637

Total Government Securities			1,167,495,593

Health Care (1.1%)
Health Care Providers & Services (0.9%)
Aetna, Inc.
7.375%, 3/1/06		5,080,000	5,138,781
WellPoint, Inc.
3.500%, 9/1/07		5,320,000	5,197,714
4.250%, 12/15/09		6,970,000	6,817,733
4.250%, 8/15/15		1,250,000	1,224,564

			18,378,792

EQ ADVISORS TRUST

EQ/ALLIANCE QUALITY BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
Pharmaceuticals (0.2%)
Wyeth
5.500%, 2/1/14	$3,187,000	$3,265,812

Total Health Care		21,644,604

Industrials (1.1%)
Aerospace & Defense (0.1%)
Raytheon Co.
6.750%, 8/15/07	2,782,000	2,874,730

Commercial Services & Supplies (0.2%)
Waste Management, Inc.
6.875%, 5/15/09	3,550,000	3,777,115

Industrial Conglomerates (0.8%)
Hutchison Whampoa International Ltd.
7.450%, 11/24/33^§	4,295,000	4,961,154
Textron, Inc.
6.375%, 11/15/08	2,085,000	2,207,348
Tyco International Group S.A.
6.375%, 10/15/11	7,560,000	8,058,068

		15,226,570

Total Industrials		21,878,415

Information Technology (0.5%)
Communications Equipment (0.1%)
Motorola, Inc.
7.625%, 11/15/10	2,528,000	2,861,067

Computers & Peripherals (0.1%)
International Business Machines Corp.
4.375%, 6/1/09	1,215,000	1,207,440

IT Services (0.3%)
Pershing Road Development Co. LLC
4.260%, 9/1/26 §(l)	6,590,000	6,590,000

Total Information Technology		10,658,507

Materials (0.7%)
Chemicals (0.1%)
Lubrizol Corp.
4.625%, 10/1/09^	1,955,000	1,921,849

Containers & Packaging (0.2%)
Packaging Corp. of America
5.750%, 8/1/13	4,200,000	4,063,193

Metals & Mining (0.1%)
Ispat Inland ULC
9.750%, 4/1/14	1,695,000	1,966,200
Teck Cominco, Ltd.
5.375%, 10/1/15	517,000	514,118

		2,480,318

Paper & Forest Products (0.3%)
International Paper Co.
5.300%, 4/1/15	3,675,000	3,586,752
Weyerhaeuser Co.
5.950%, 11/1/08^	2,805,000	2,906,628

		6,493,380

Total Materials		14,958,740

Telecommunication Services (3.0%)
Diversified Telecommunication Services (1.9%)
British Telecommunications plc
8.375%, 12/15/10	7,320,000	8,475,492
Deutsche Telekom International Finance BV
8.500%, 6/15/10	2,750,000	3,117,744
Sprint Capital Corp.
8.375%, 3/15/12	8,920,000	10,497,395
Telecom Italia Capital S.A.
4.000%, 1/15/10^§	8,010,000	7,691,322
6.375%, 11/15/33	$4,935,000	$5,076,210
TELUS Corp.
7.500%, 6/1/07	4,040,000	4,218,778

		39,076,941

Wireless Telecommunication Services (1.1%)
AT&T Wireless Services, Inc.
8.750%, 3/1/31	3,690,000	4,980,755
Cingular Wireless LLC
5.625%, 12/15/06	4,550,000	4,605,110
New Cingular Wireless Services, Inc.
7.350%, 3/1/06	2,545,000	2,574,552
7.875%, 3/1/11	7,870,000	8,959,971

		21,120,388

Total Telecommunication Services		60,197,329

Utilities (2.4%)
Electric Utilities (1.9%)
Carolina Power & Light Co.
6.500%, 7/15/12	4,940,000	5,343,988
Consumers Energy Co.
4.250%, 4/15/08	1,955,000	1,926,971
Firstenergy Corp.
6.450%, 11/15/11	4,850,000	5,164,110
7.375%, 11/15/31	4,670,000	5,477,294
Midamerican Energy Holdings Co.
5.875%, 10/1/12	1,765,000	1,841,613
Pacific Gas & Electric Co.
4.800%, 3/1/14	3,790,000	3,705,798
6.050%, 3/1/34	2,790,000	2,902,694
Progress Energy, Inc.
7.100%, 3/1/11	3,345,000	3,636,346
Public Service Co. of Colorado, Inc.
7.875%, 10/1/12	1,925,000	2,263,196
SPI Electricity & Gas Australia Holdings Property Ltd.
6.150%, 11/15/13 §	3,950,000	4,241,976
Xcel Energy, Inc.
7.000%, 12/1/10	2,390,000	2,608,747

		39,112,733

Gas Utilities (0.1%)
NiSource Finance Corp.
7.875%, 11/15/10	2,205,000	2,479,059

Multi-Utilities & Unregulated Power (0.4%)
Duke Capital LLC
8.000%, 10/1/19	4,425,000	5,372,915
Duke Energy Field Services LLC
7.875%, 8/16/10	1,340,000	1,506,610

		6,879,525

Total Utilities		48,471,317

Total Long-Term Debt Securities (95.3%) (Cost $1,944,261,594)		1,935,155,617

SHORT-TERM INVESTMENTS:
Government Securities (21.2%)
Federal Farm Credit Bank
3.54%, 10/13/05 (o)(p)	8,305,000	8,294,383
Federal Home Loan Bank
3.18%, 10/3/05 (o)(p)	58,200,000	58,184,577
3.63%, 11/14/05^(o)(p)	141,095,000	140,461,008
Federal Home Loan Mortgage Corp.
3.50%, 10/13/05 ^(o)(p)	83,765,000	83,670,158
Federal National Mortgage Association
3.67%, 12/2/05 ^(o)(p)	140,700,000	139,815,982

Total Government Securities		430,426,108

EQ ADVISORS TRUST

EQ/ALLIANCE QUALITY BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
Short-Term Investments of Cash Collateral for Securities Loaned (18.4%)
Bavaria TRR Corp.
3.80%, 10/20/05	$4,984,735	$4,984,735
CC USA, Inc.
3.83%, 5/5/06 (l)	9,999,252	9,999,252
Deutsche Bank Financial
4.07%, 1/12/07 (l)	11,000,000	11,000,000
General Electric Capital Corp.
4.04%, 5/12/06 (l)	5,007,853	5,007,853
John Hancock Global Funding II
3.89%, 12/1/05 (l)	3,452,351	3,452,351
Merrill Lynch & Co.
3.94%, 3/19/07 (l)	10,010,438	10,010,438
Merrill Lynch Mortgage Capital
4.04%, 1/12/06 (l)	5,000,000	5,000,000
Natexis Banques Populaires N.Y.
3.78%, 2/16/07 (l)	21,992,770	21,992,770
Nomura Securities
3.87%, 10/3/05	153,302,312	153,302,312
Swedbank, N.Y.
3.81%, 6/20/06 (l)	9,995,526	9,995,526
U.S. Bank N.A.
3.67%, 7/28/06 (l)	15,300,000	15,300,000
3.69%, 10/2/06 (l)	10,994,020	10,994,020
UBS Securities LLC
3.63%, 10/20/05	50,685,000	50,685,000
3.79%, 11/16/05	50,845,000	50,845,000
Wells Fargo & Co.
4.05%, 10/1/07 (l)	10,000,000	10,000,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		372,569,257

Time Deposit (0.0%)
JPMorgan Chase Nassau
3.32%, 10/3/05	5,701	5,701

Total Short-Term Investments (39.6%) (Amortized Cost $803,014,331)		$803,001,066

Total Investments (134.9%) (Cost/Amortized Cost $2,747,275,925)		2,738,156,683
Other Assets Less Liabilities (-34.9%)		(708,503,586)

Net Assets (100%)		$2,029,653,097

^	All, or a portion of security out on loan (See Note 1).

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2005, the market value of these securities amounted to $70,983,517 or 3.50% of net assets. Securities denoted with “§” but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2005.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2005.

(p)	Yield to maturity.

Glossary:

CMO	—	Collateralized Mortgage Obligation
OAT	—	Obligation Assimilable du Trésor (French Treasury Bond)
REIT	—	Real Estate Investment Trust
TBA	—	Security is subject to delayed delivery

EQ ADVISORS TRUST

EQ/ALLIANCE QUALITY BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2005 (Unaudited)

At September 30, 2005 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Amount (000’s)	Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Foreign Currency Sell Contracts
European Union, expiring 10/24/05	(84,099)	(102,247,132)	(101,507,905)	739,227
Swedish Krona, expiring 10/28/05	(311,378)	(41,118,684)	(40,336,299)	782,385

				$1,521,612

Investment security transactions for the nine months ended September 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$7,213,307,777
U.S. Government securities	1,343,491,344

$8,556,799,121

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$7,222,106,089
U.S. Government securities	1,258,722,947

$8,480,829,036

As of September 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,365,477
Aggregate gross unrealized depreciation	(16,215,035)

Net unrealized depreciation	$(9,849,558)

Federal income tax cost of investments	$2,748,006,241

At September 30, 2005, the Portfolio had loaned securities with a total value of $495,092,887. This was secured by collateral of $372,569,257 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $132,725,970 was received in the form of short-term pooled securities, which the portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio’s assets and liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCE SMALL CAP GROWTH

PORTFOLIO PORTFOLIO OF INVESTMENTS

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.0%)
Auto Components (1.0%)
BorgWarner, Inc.	209,900	$11,850,954

Distributors (0.1%)
LKQ Corp.*	18,600	561,720

Hotels, Restaurants & Leisure (3.9%)
Gaylord Entertainment Co.*	268,900	12,813,085
Orient Express Hotels Ltd.	419,500	11,922,190
Station Casinos, Inc.	294,800	19,562,928

		44,298,203

Internet & Catalog Retail (0.2%)
Coldwater Creek, Inc.*	98,700	2,489,214

Leisure Equipment & Products (2.0%)
MarineMax, Inc.*	464,300	11,835,007
Nautilus, Inc.	497,900	10,988,653

		22,823,660

Media (1.7%)
Getty Images, Inc.*	221,600	19,066,464

Specialty Retail (1.1%)
Dick’s Sporting Goods, Inc.*	196,790	5,925,347
Guitar Center, Inc.*	63,200	3,489,272
Hibbett Sporting Goods, Inc.*	163,200	3,631,200

		13,045,819

Total Consumer Discretionary		114,136,034

Energy (12.5%)
Energy Equipment & Services (6.3%)
Cooper Cameron Corp.*	191,430	14,152,420
Global Industries Ltd.*	1,107,900	16,330,446
Grant Prideco, Inc.*	680,300	27,654,195
Patterson-UTI Energy, Inc.	377,400	13,616,592

		71,753,653

Oil & Gas (6.2%)
Bill Barrett Corp.*	357,690	13,170,146
Dresser Rand Group*	279,500	6,884,085
Newfield Exploration Co.*	421,800	20,710,380
Noble Energy, Inc.	244,300	11,457,670
Spinnaker Exploration Co.*	291,900	18,883,011

		71,105,292

Total Energy		142,858,945

Financials (9.1%)
Capital Markets (2.8%)
Affiliated Managers Group, Inc.*	173,200	12,543,144
BlackRock, Inc., Class A	212,500	18,831,750

		31,374,894

Commercial Banks (0.2%)
Western Alliance Bancorp*	87,800	2,467,180

Commercial Services & Supplies (0.8%)
Global Cash Acces Inc.*	681,400	9,607,740

Diversified Financial Services (3.3%)
CapitalSource, Inc.*	337,200	7,350,960
Lazard Ltd.	537,400	13,596,220
optionsXpress Holdings, Inc.	518,600	9,874,144
Primus Guaranty Ltd.*	664,690	7,231,827

		38,053,151

Real Estate (2.0%)
CB Richard Ellis Services, Inc., Class A*	460,000	22,632,000

Total Financials		104,134,965

Health Care (20.1%)
Biotechnology (6.5%)
Abgenix, Inc.*	330,152	$4,186,327
Affymetrix, Inc.*	271,100	12,532,953
Coley Pharmaceutical Group, Inc.*	159,700	2,906,540
CV Therapeutics, Inc.*	125,700	3,362,475
Momenta Pharmaceuticals, Inc.*	127,800	3,482,550
Neurocrine Biosciences, Inc.*	47,500	2,336,525
OraSure Technologies, Inc.*	848,721	8,003,439
Pharmion Corp.*	234,500	5,114,445
Protein Design Labs, Inc.*	713,960	19,990,880
Rigel Pharmaceuticals, Inc.*	159,800	3,798,446
Telik, Inc.*	368,700	6,031,932
Zymogenetics, Inc.*	158,200	2,610,300

		74,356,812

Commercial Services & Supplies (0.9%)
Chemed Corp.	229,700	9,955,198

Health Care Equipment & Supplies (6.7%)
ArthroCare Corp.*	260,740	10,486,963
Biosite, Inc.*	166,900	10,324,434
Dade Behring Holdings, Inc.	339,200	12,435,072
Kyphon, Inc.*	183,000	8,041,020
Meridian Bioscience, Inc.	223,000	4,616,100
Nektar Therapeutics*	197,400	3,345,930
Respironics, Inc.*	420,700	17,745,126
Ventana Medical Systems, Inc.*	243,930	9,286,415

		76,281,060

Health Care Providers & Services (6.0%)
Psychiatric Solutions, Inc.*	367,000	19,902,410
SFBC International, Inc.*	367,020	16,292,018
United Surgical Partners International, Inc.*	347,665	13,597,178
WebMD Health Corp., Class A*	55,300	1,363,090
WellCare Health Plans, Inc.*	485,120	17,973,696

		69,128,392

Total Health Care		229,721,462

Industrials (17.9%)
Aerospace & Defense (1.7%)
Hexcel Corp.*	1,040,500	19,030,745

Air Freight & Logistics (1.1%)
Expeditors International of Washington, Inc.	225,505	12,804,174

Commercial Services & Supplies (10.1%)
Administaff, Inc.	214,400	8,520,256
American Reprographics Co.*	787,200	13,461,120
Corporate Executive Board Co.	231,600	18,060,168
Laureate Education, Inc.*	382,400	18,726,128
Resources Connection, Inc.*	816,500	24,192,895
Senomyx, Inc.*	251,400	4,281,342
Stericycle, Inc.*	229,990	13,143,928
Strayer Education, Inc.	156,800	14,820,736

		115,206,573

Construction & Engineering (0.5%)
Dycom Industries, Inc.*	266,460	5,387,821

Machinery (2.9%)
Idex Corp.	391,300	16,649,815
Joy Global, Inc.	331,100	16,707,306

		33,357,121

Road & Rail (0.4%)
Werner Enterprises, Inc.	287,775	4,975,630

EQ ADVISORS TRUST

EQ/ALLIANCE SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Trading Companies & Distributors (1.2%)
MSC Industrial Direct Co.	399,800	$13,261,366

Total Industrials		204,023,430

Information Technology (24.9%)
Communications Equipment (1.5%)
ADC Telecommunications, Inc.*	291,600	6,665,976
Adtran, Inc.	338,500	10,662,750

		17,328,726

Electronic Equipment & Instruments (1.0%)
Amphenol Corp., Class A	276,820	11,166,919

Internet Software & Services (1.4%)
aQuantive, Inc.*	774,200	15,584,646

IT Services (5.8%)
Alliance Data Systems Corp.*	346,000	13,545,900
Cognizant Technology Solutions Corp., Class A*	218,700	10,189,233
Global Payments, Inc.	210,900	16,391,148
Iron Mountain, Inc.*	589,105	21,620,153
Sapient Corp.*	787,120	4,919,500

		66,665,934

Semiconductors & Semiconductor Equipment (8.4%)
Exar Corp.*	478,460	6,708,009
Formfactor, Inc.*	307,100	7,008,022
International Rectifier Corp.*	209,118	9,427,039
Intersil Corp., Class A	997,100	21,716,838
Lam Research Corp.*	385,200	11,737,044
MEMC Electronic Materials, Inc.*	655,000	14,927,450
Microsemi Corp.*	521,605	13,321,792
Sirf Technology Holdings, Inc.*	378,100	11,392,153

		96,238,347

Software (6.8%)
Activision, Inc.*	821,833	16,806,485
Business Objects S.A. (ADR)*	575,000	19,987,000
Quest Software, Inc.*	1,216,100	18,326,627
VeriFone Holdings, Inc.*	531,200	10,682,432
Wind River Systems, Inc.*	905,300	11,705,529

		77,508,073

Total Information Technology		284,492,645

Materials (2.4%)
Chemicals (0.9%)
Chemtura Corp.	672,800	$8,356,176
Georgia Gulf Corp.	70,300	1,692,824

		10,049,000

Metals & Mining (1.5%)
Allegheny Technologies, Inc.	566,420	17,547,692

Total Materials		27,596,692

Telecommunication Services (1.3%)
Wireless Telecommunication Services (1.3%)
Nextel Partners, Inc., Class A*	615,140	15,440,014

Total Telecommunication Services		15,440,014

Total Common Stocks (98.2%) (Cost $904,939,247)		1,122,404,187

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (0.9%)
JPMorgan Chase Nassau
3.32%, 10/3/05 (Amortized Cost $9,970,920)	$9,970,920	9,970,920

Total Investments (99.1%) (Cost/Amortized Cost $914,910,167)		1,132,375,107
Other Assets Less Liabilities (0.9%)		10,748,602

Net Assets (100%)		$1,143,123,709

*	Non-income producing.

Glossary:

ADR	—	American Depositary Receipt

Investment security transactions for the nine months ended September 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$874,303,144
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$940,776,849

As of September 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$242,619,171
Aggregate gross unrealized depreciation	(27,888,325)

Net unrealized appreciation	$214,730,846

Federal income tax cost of investments	$917,644,261

EQ ADVISORS TRUST

EQ/ALLIANCE SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2005 (Unaudited)

For the nine months ended September 30, 2005, the Portfolio incurred approximately $2,090 as brokerage commissions with Bernstein (San-ford C.) & Co., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $173,998,469 of which $587,053 expires in the year 2008, $2,795,597 expires in the year 2009, and $170,615,819 expires in the year 2010.

Included in the capital loss carryforward amounts at December 31, 2004 are $3,382,650 of losses acquired from EQ/AXP Strategy Aggressive Portfolio as a result of a tax-free reorganization during the year ended 2002. Certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BEAR STEARNS SMALL COMPANY GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (13.1%)
Hotels, Restaurants & Leisure (1.8%)
Luby’s, Inc.*	196,800	$2,570,208

Household Durables (5.6%)
Brookfield Homes Corp	50,100	2,782,053
Cavco Industries, Inc.*	74,000	2,684,720
William Lyon Homes, Inc.*	16,200	2,514,240

		7,981,013

Multiline Retail (1.9%)
Conn’s, Inc.*	96,500	2,674,980

Specialty Retail (3.8%)
Building Material Holding Corp.	29,900	2,786,381
Genesco, Inc.*	68,200	2,539,768

		5,326,149

Total Consumer Discretionary		18,552,350

Consumer Staples (3.7%)
Food & Staples Retailing (3.7%)
Central European Distribution Corp.*	61,400	2,615,026
Great Atlantic & Pacific Tea Co., Inc.*	94,900	2,691,364

Total Consumer Staples		5,306,390

Energy (12.3%)
Energy Equipment & Services (4.3%)
NATCO Group, Inc.*	122,200	3,094,104
Oil States International, Inc.*	80,900	2,937,479

		6,031,583

Oil & Gas (8.0%)
Giant Industries, Inc.*	48,400	2,833,336
Holly Corp	45,000	2,879,100
Petroleum Geo-Services
ASA (ADR)*	96,000	3,054,720
World Fuel Services Corp.	81,800	2,654,410

		11,421,566

Total Energy		17,453,149

Financials (1.6%)
Consumer Finance (1.6%)
Ezcorp, Inc., Class A*	141,200	2,267,672

Total Financials		2,267,672

Health Care (7.8%)
Biotechnology (2.2%)
Kendle International, Inc.*	110,500	3,109,470

Health Care Providers & Services (5.6%)
American Dental Partners, Inc.*	76,600	2,598,272
American Retirement Corp.*	149,800	2,820,734
Rural Metro Corp.*	283,400	2,508,090

		7,927,096

Total Health Care		11,036,566

Industrials (40.7%)
Aerospace & Defense (1.9%)
Ladish Co., Inc.*	153,500	2,677,040

Air Freight & Logistics (2.1%)
HUB Group, Inc., Class A*	79,500	2,918,445

Airlines (4.0%)
Skywest, Inc.	107,100	2,872,422
World Air Holdings, Inc.*	268,200	2,842,920

		5,715,342

Building Products (1.9%)
Universal Forest Products, Inc.	47,200	2,705,504

Commercial Services & Supplies (3.9%)
Clean Harbors, Inc.*	81,900	$2,780,505
Labor Ready, Inc.*	108,100	2,772,765

		5,553,270

Construction & Engineering (7.3%)
ENGlobal Corp.*	311,200	2,517,608
MasTec, Inc.*	236,900	2,582,210
Michael Baker Corp.*	100,200	2,610,210
Quanta Services, Inc.*	210,100	2,680,876

		10,390,904

Electrical Equipment (4.3%)
Lamson & Sessions Co.*	164,200	3,008,144
LSI Industries, Inc.	159,000	3,021,000

		6,029,144

Machinery (9.7%)
Cascade Corp.	56,300	2,741,810
Columbus McKinnon Corp.*	124,700	2,950,402
Flow International Corp.*	353,800	2,731,336
Gehl Co.*	92,100	2,566,827
JLG Industries, Inc.	77,500	2,835,725

		13,826,100

Marine (1.8%)
CP Ships Ltd.	120,900	2,578,797

Road & Rail (1.9%)
USA Truck, Inc.*	105,300	2,664,090

Trading Companies & Distributors (1.9%)
Applied Industrial Technologies, Inc.	75,600	2,712,528

Total Industrials		57,771,164

Information Technology (5.5%)
Electronic Equipment & Instruments (1.8%)
Brightpoint, Inc.*	134,050	2,565,717

IT Services (1.9%)
SYKES Enterprises, Inc.*	231,400	2,753,660

Semiconductors & Semiconductor Equipment (1.8%)
ON Semiconductor Corp.*	480,200	2,482,634

Total Information Technology		7,802,011

Materials (1.9%)
Industrial Conglomerates (1.9%)
Aleris International, Inc.*	99,400	2,728,530

Total Materials		2,728,530

Telecommunication Services (3.7%)
Diversified Telecommunication Services (1.9%)
Alaska Communications Systems Group, Inc.	243,100	2,781,064

Wireless Telecommunication Services (1.8%)
Dobson Communications Corp.*	330,500	2,538,240

Total Telecommunication Services		5,319,304

Utilities (6.3%)
Multi-Utilities & Unregulated Power (6.3%)
CIA Paranaense De Energia (ADR)	432,600	3,339,672
Mirant Corp.*	2,095,100	3,016,944
Sierra Pacific Resources*	178,700	2,653,695

Total Utilities		9,010,311

Total Common Stocks (96.6%) (Cost $126,404,652)		137,247,447

EQ ADVISORS TRUST

EQ/BEAR STEARNS SMALL COMPANY GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (3.0%)
JPMorgan Chase Nassau
3.32%, 10/3/05 (Amortized Cost $ 4,182,973)	$4,182,973	$4,182,973

Total Investments (99.6%) (Cost/Amortized Cost $ 130,587,625)		141,430,420
Other Assets Less Liabilities (0.4%)		599,984

Net Assets (100%)		$142,030,404

*	Non-income producing.

Glossary:

ADR	—	American Depositary Receipt

Investment security transactions for the nine months ended September 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$272,278,063
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$236,510,839

As of September 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$12,850,793
Aggregate gross unrealized depreciation	(2,209,036)

Net unrealized appreciation	$10,641,757

Federal income tax cost of investments	$130,788,663

The Portfolio has a net capital loss carryforward of $200,911 which expires in the year 2011.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BERNSTEIN DIVERSIFIED VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.0%)
Auto Components (1.4%)
American Axle & Manufacturing Holdings, Inc.^	170,300	$3,930,524
Autoliv, Inc.^	330,700	14,385,450
BorgWarner, Inc.^	137,800	7,780,188
Cooper Tire & Rubber Co.^	211,000	3,221,970
Dana Corp.^	345,622	3,252,303
Lear Corp.^	102,300	3,475,131
Magna International, Inc., Class A	131,800	9,866,548

		45,912,114

Hotels, Restaurants & Leisure (1.0%)
McDonald’s Corp.	998,100	33,426,369

Household Durables (0.4%)
Newell Rubbermaid, Inc.^	544,700	12,337,455

Leisure Equipment & Products (0.4%)
Mattel, Inc.	680,000	11,342,400

Media (4.5%)
Comcast Corp., Class A*	852,300	25,040,574
Interpublic Group of Cos., Inc.*^	1,256,100	14,621,004
Liberty Media Corp., Class A*	763,300	6,144,565
Time Warner, Inc.	2,985,500	54,067,405
Viacom, Inc., Class B	891,700	29,435,017
Walt Disney Co.	618,300	14,919,579

		144,228,144

Multiline Retail (0.5%)
Nordstrom, Inc.	210,200	7,214,064
Target Corp.	190,700	9,903,051

		17,117,115

Specialty Retail (1.2%)
Gap, Inc.	257,200	4,482,996
Limited Brands	805,700	16,460,451
Office Depot, Inc.*	654,800	19,447,560

		40,391,007

Textiles, Apparel & Luxury Goods (0.6%)
Jones Apparel Group, Inc.	341,100	9,721,350
V.F. Corp.	139,100	8,063,627

		17,784,977

Total Consumer Discretionary		322,539,581

Consumer Staples (8.8%)
Beverages (1.5%)
Coca-Cola Co.	746,500	32,241,335
Molson Coors Brewing Co.^	37,200	2,381,172
PepsiCo, Inc.	259,500	14,716,245

		49,338,752

Food & Staples Retailing (1.3%)
Kroger Co.*	834,800	17,188,532
Safeway, Inc.	645,900	16,535,040
SUPERVALU, Inc.	275,300	8,567,336

		42,290,908

Food Products (3.0%)
Archer-Daniels-Midland Co.	264,495	6,522,447
Bunge Ltd.^	204,800	10,776,576
ConAgra Foods, Inc.	644,200	15,943,950
General Mills, Inc.	412,800	19,896,960
Kellogg Co.	236,200	10,895,906
Kraft Foods, Inc., Class A^	197,200	6,032,348
Sara Lee Corp.	534,600	10,130,670
Unilever N.V. (N.Y. Shares)	218,800	15,633,260

		95,832,117

Household Products (0.6%)
Clorox Co.	287,000	15,939,980
Kimberly-Clark Corp.	90,800	$5,405,324

		21,345,304

Tobacco (2.4%)
Altria Group, Inc.	834,900	61,540,479
UST, Inc.^	359,600	15,052,856

		76,593,335

Total Consumer Staples		285,400,416

Energy (14.1%)
Energy Equipment & Services (2.2%)
Diamond Offshore Drilling, Inc.^	252,900	15,490,125
ENSCO International, Inc.	331,600	15,449,244
GlobalSantaFe Corp.	292,300	13,334,726
Noble Corp.	197,100	13,493,466
Rowan Cos., Inc.	385,000	13,663,650

		71,431,211

Oil &Gas (11.9%)
BP plc (ADR)	193,000	13,674,050
Chevron Corp.	1,075,700	69,630,061
ConocoPhillips	685,394	47,915,895
Exxon Mobil Corp.	3,014,682	191,552,894
Marathon Oil Corp.	382,300	26,351,939
Occidental Petroleum Corp.	287,800	24,586,754
Total S.A. (ADR)^	94,600	12,848,572

		386,560,165

Total Energy		457,991,376

Financials (31.4%)
Capital Markets (6.0%)
Federated Investors, Inc., Class B^	414,100	13,760,543
Goldman Sachs Group, Inc.	311,400	37,860,012
Lehman Brothers Holdings, Inc.	225,700	26,289,536
Mellon Financial Corp.	616,900	19,722,293
Merrill Lynch & Co., Inc.	754,700	46,300,845
Morgan Stanley	805,800	43,464,852
Waddell & Reed Financial, Inc.^	326,400	6,319,104

		193,717,185

Commercial Banks (8.8%)
Bank of America Corp.	2,461,110	103,612,731
BB&T Corp.	184,500	7,204,725
Comerica, Inc.	218,700	12,881,430
Huntington Bancshares, Inc./Ohio	773,400	17,378,298
KeyCorp.	369,100	11,903,475
National City Corp.	493,475	16,501,804
PNC Financial Services Group, Inc.	88,900	5,157,978
SunTrust Banks, Inc.	234,700	16,299,915
U.S. Bancorp	738,800	20,745,504
Wachovia Corp.	1,131,541	53,850,036
Wells Fargo & Co.	307,500	18,010,275

		283,546,171

Diversified Financial Services (6.0%)
Citigroup, Inc.	3,046,366	138,670,581
JPMorgan Chase & Co.	1,597,400	54,199,782

		192,870,363

Insurance (7.0%)
ACE Ltd.	119,300	5,615,451
Allstate Corp.	365,000	20,180,850
American International Group, Inc.	403,600	25,007,056
Chubb Corp.	156,400	14,005,620
Genworth Financial, Inc., Class A	606,300	19,547,112
Hartford Financial Services Group, Inc.	363,700	28,066,729
MBIA, Inc.^	162,500	9,850,750
MetLife, Inc.	546,200	27,217,146

EQ ADVISORS TRUST

EQ/BERNSTEIN DIVERSIFIED VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Prudential Financial, Inc.	242,000	$16,349,520
RenaissanceRe Holdings Ltd.	281,300	12,301,249
St. Paul Travelers Cos., Inc.	709,129	31,818,618
Torchmark Corp.	80,200	4,236,966
XL Capital Ltd., Class A	199,300	13,558,379

		227,755,446

Thrifts & Mortgage Finance (3.6%)
Astoria Financial Corp.^	268,350	7,089,807
Countrywide Financial Corp.	485,400	16,008,492
Fannie Mae	741,750	33,245,235
Freddie Mac	542,100	30,606,966
MGIC Investment Corp.	101,000	6,484,200
Washington Mutual, Inc.^	612,600	24,026,172

		117,460,872

Total Financials		1,015,350,037

Health Care (5.5%)
Health Care Providers & Services (1.2%)
AmerisourceBergen Corp.	111,900	8,649,870
HCA, Inc.	58,100	2,784,152
Medco Health Solutions, Inc.*	336,500	18,450,295
Tenet Healthcare Corp.*^	623,400	7,000,782

		36,885,099

Pharmaceuticals (4.3%)
Bristol-Myers Squibb Co.	298,000	7,169,880
Eli Lilly & Co.	271,300	14,519,976
Merck & Co., Inc.	1,339,800	36,455,958
Pfizer, Inc.	3,284,200	82,006,474

		140,152,288

Total Health Care		177,037,387

Industrials (7.4%)
Aerospace & Defense (2.1%)
Boeing Co.	209,300	14,221,935
General Dynamics Corp.	56,600	6,766,530
Goodrich Corp.	281,300	12,472,842
Honeywell International, Inc.	56,800	2,130,000
Lockheed Martin Corp.	228,800	13,965,952
Northrop Grumman Corp.	343,700	18,680,095

		68,237,354

Building Products (0.2%)
Masco Corp.	174,100	5,341,388

Electrical Equipment (0.4%)
Cooper Industries Ltd., Class A	95,100	6,575,214
Hubbell, Inc., Class B^	141,800	6,654,674

		13,229,888

Industrial Conglomerates (1.8%)
General Electric Co.	1,357,300	45,700,291
Textron, Inc.	181,000	12,981,320

		58,681,611

Machinery (1.3%)
Crane Co.^	176,600	5,252,084
Eaton Corp.	263,800	16,764,490
Ingersoll-Rand Co., Class A	174,400	6,667,312
SPX Corp.^	278,900	12,815,455

		41,499,341

Road & Rail (1.6%)
Burlington Northern Santa Fe Corp.	266,500	15,936,700
CSX Corp.	320,700	14,906,136
Norfolk Southern Corp.	528,100	21,419,736

		52,262,572

Total Industrials		239,252,154

Information Technology (7.5%)
Communications Equipment (1.7%)
ADC Telecommunications, Inc.*^	449,871	$10,284,051
Corning, Inc.*	954,400	18,448,552
Nokia OYJ (ADR)	951,600	16,091,556
Tellabs, Inc.*	895,485	9,420,502

		54,244,661

Computers & Peripherals (2.5%)
EMC Corp.*	411,900	5,329,986
Hewlett-Packard Co.	2,018,801	58,948,989
International Business Machines Corp.	223,900	17,961,258

		82,240,233

Electronic Equipment & Instruments (1.5%)
Arrow Electronics, Inc.*^	244,900	7,680,064
Celestica, Inc.*^	627,700	7,099,287
Flextronics International Ltd.*^	948,500	12,188,225
Ingram Micro, Inc., Class A*^	46,700	865,818
Sanmina-SCI Corp.*^	1,589,400	6,818,526
Solectron Corp.*	2,763,600	10,805,676
Tech Data Corp.*^	92,400	3,392,004

		48,849,600

IT Services (0.6%)
Electronic Data Systems Corp.	848,800	19,047,072

Semiconductors & Semiconductor Equipment (0.7%)
Agere Systems, Inc.*	698,800	7,274,508
Intel Corp.	663,700	16,360,205

		23,634,713

Software (0.5%)
Microsoft Corp.	580,000	14,923,400

Total Information Technology		242,939,679

Materials (3.3%)
Chemicals (1.2%)
DuPont (E.I.) de Nemours & Co.	325,700	12,757,669
Eastman Chemical Co.	62,700	2,945,019
Lubrizol Corp.^	264,800	11,473,784
PPG Industries, Inc.	203,100	12,021,489

		39,197,961

Construction Materials (0.7%)
Martin Marietta Materials, Inc.^	123,800	9,713,348
Vulcan Materials Co.^	190,200	14,114,742

		23,828,090

Containers & Packaging (0.9%)
Owens-Illinois, Inc.*	552,500	11,392,550
Smurfit-Stone Container Corp.*^	497,800	5,157,208
Temple-Inland, Inc.	297,400	12,148,790

		28,698,548

Metals & Mining (0.4%)
United States Steel Corp.^	320,500	13,573,175

Paper & Forest Products (0.1%)
Georgia-Pacific Corp.	104,100	3,545,646

Total Materials		108,843,420

Telecommunication Services (3.7%)
Diversified Telecommunication Services (3.7%)
BellSouth Corp.	171,800	4,518,340
SBC Communications, Inc.	452,542	10,847,431
Sprint Corp.	1,755,850	41,754,113
Verizon Communications, Inc.	1,889,236	61,759,125

Total Telecommunication Services		118,879,009

EQ ADVISORS TRUST

EQ/BERNSTEIN DIVERSIFIED VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Utilities (3.4%)
Electric Utilities (2.8%)
American Electric Power Co., Inc.	432,000	$17,150,400
Edison International, Inc.	27,800	1,314,384
Entergy Corp.	227,700	16,922,664
Exelon Corp.	368,400	19,687,296
FirstEnergy Corp.	367,000	19,128,040
Northeast Utilities	551,500	11,002,425
Wisconsin Energy Corp.	45,400	1,812,368
Xcel Energy, Inc.^	184,200	3,612,162

		90,629,739

Multi-Utilities & Unregulated Power (0.6%)
Constellation Energy Group, Inc.	90,900	5,599,440
Sempra Energy	335,000	15,765,100

		21,364,540

Total Utilities		111,994,279

Total Common Stocks (95.1%)
(Cost $2,698,736,335)		3,080,227,338

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (6.1%)
Bank of America Corp.
3.81%, 8/10/06 (l)	$12,000,000	12,000,000
CIC N.Y.
3.76%, 12/22/05	1,000,000	1,000,000
General Electric Capital Corp.
4.03%, 3/29/06 (l)	3,001,735	3,001,735
4.04%, 5/12/06 (l)	4,006,282	4,006,282
Manufacturers and Traders
3.79%, 6/20/06 (l)	6,999,860	6,999,860
Merrill Lynch & Co., Inc.
3.67%, 10/19/06 (l)	5,500,000	5,500,000
Natexis Banques Populaires N.Y.
3.78%, 2/16/07 (l)	9,996,058	9,996,058
Nomura Securities
3.87%, 10/3/05	127,228,821	127,228,821
Nordeutsche Landesbank N.Y.
3.85%, 3/30/06 (l)	9,996,600	9,996,600
Societe Generale, N.Y.
3.84%, 3/30/06 (l)	$9,995,209	$9,995,209
U.S. Bank NA
3.69%, 10/2/06 (l)	2,996,399	2,996,399
Wells Fargo & Co.
4.05%, 10/1/07 (l)	5,000,000	5,000,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		197,720,964

Time Deposit (4.9%)
JPMorgan Chase Nassau
3.32%, 10/3/05	158,016,611	158,016,611

Total Short-Term Investments (11.0%) (Amortized Cost $355,737,575)		355,737,575

Total Investments (106.1%) (Cost/Amortized Cost $3,054,473,910)		3,435,964,913
Other Assets Less Liabilities (-6.1%)		(198,883,127)

Net Assets (100%)		$3,237,081,786

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2005.

Glossary:

ADR	—	American Depositary Receipt

Investment security transactions for the nine months ended September 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,321,547,191
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$310,259,178

As of September 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$493,242,535
Aggregate gross unrealized depreciation	(112,004,698)

Net unrealized appreciation	$381,237,837

Federal income tax cost of investments	$3,054,727,076

At September 30, 2005, the Portfolio had loaned securities with a total value of $196,448,613. This was secured by collateral of $197,720,964 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $1,070,416, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

For the nine months ended September 30, 2005, the Portfolio incurred approximately $56,949 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (7.8%)
Automobiles (0.9%)
DaimlerChrysler AG	60,200	$3,197,824

Hotels, Restaurants & Leisure (2.2%)
Harrah’s Entertainment, Inc.	66,600	4,341,654
Starwood Hotels & Resorts Worldwide, Inc.	58,500	3,344,445

		7,686,099

Household Durables (2.1%)
Koninklijke (Royal) Philips Electronics N.V. (N.Y. Shares)	103,600	2,764,048
Stanley Works	96,300	4,495,284

		7,259,332

Media (1.2%)
Vivendi Universal S.A. (ADR)	132,300	4,330,179

Textiles, Apparel & Luxury Goods (1.4%)
V.F. Corp.	81,400	4,718,758

Total Consumer Discretionary		27,192,192

Consumer Staples (5.1%)
Food & Staples Retailing (1.0%)
Albertson’s, Inc.	134,400	3,447,360

Food Products (3.6%)
Cadbury Schweppes plc (ADR)	64,600	2,631,158
Campbell Soup Co.	50,400	1,499,400
Fresh Del Monte Produce, Inc.	120,200	3,271,844
Kellogg Co.	109,800	5,065,074

		12,467,476

Household Products (0.5%)
Procter & Gamble Co.	30,400	1,807,584

Total Consumer Staples		17,722,420

Energy (15.9%)
Oil & Gas (15.9%)
BP plc (ADR)	70,900	5,023,265
Chevron Corp.	111,983	7,248,660
ConocoPhillips	100,500	7,025,955
El Paso Corp.	207,900	2,889,810
Exxon Mobil Corp.	108,500	6,894,090
Kerr-McGee Corp.	39,139	3,800,788
Kinder Morgan, Inc.	56,600	5,442,656
Marathon Oil Corp.	89,200	6,148,556
Occidental Petroleum Corp.	79,400	6,783,142
PetroChina Co. Ltd. (ADR)	17,100	1,425,627
Plains All American Pipeline LP	42,600	1,816,038
Sunoco, Inc.	11,500	899,300

Total Energy		55,397,887

Financials (21.2%)
Capital Markets (2.2%)
Credit Suisse Group (ADR)	39,900	1,774,752
Morgan Stanley	106,900	5,766,186

		7,540,938

Commercial Banks (0.7%)
Bank of America Corp.	53,800	2,264,980

Diversified Financial Services (1.7%)
Citigroup, Inc.	32,050	1,458,916
ING Groep N.V. (ADR)	150,600	4,486,374

		5,945,290

Insurance (9.8%)
ACE Ltd.	56,700	2,668,869
Allstate Corp.	92,800	5,130,912
Chubb Corp.	73,100	6,546,105
Commerce Group, Inc.	49,000	2,842,980
Nationwide Financial Services, Inc.	149,220	$5,976,261
St. Paul Travelers Cos., Inc.	120,500	5,406,835
UnumProvident Corp.	280,900	5,758,450

		34,330,412

Real Estate (5.5%)
CBL & Associates Properties, Inc. (REIT)	66,100	2,709,439
First Industrial Realty Trust, Inc. (REIT)	71,500	2,863,575
General Growth Properties, Inc. (REIT)	136,700	6,141,931
Simon Property Group, Inc. (REIT)	29,100	2,156,892
Trizec Properties, Inc. (REIT)	234,200	5,400,652

		19,272,489

Thrifts & Mortgage Finance (1.3%)
Washington Mutual, Inc.	118,400	4,643,648

Total Financials		73,997,757

Health Care (6.5%)
Pharmaceuticals (6.5%)
Bristol-Myers Squibb Co.	182,600	4,393,356
GlaxoSmithKline plc (ADR)	27,400	1,405,072
Johnson & Johnson.	52,800	3,341,184
Merck & Co., Inc.	94,600	2,574,066
Pfizer, Inc.	114,800	2,866,556
Sanofi-Aventis (ADR)	37,700	1,566,435
Wyeth	138,700	6,417,649

Total Health Care		22,564,318

Industrials (14.6%)
Aerospace & Defense (5.0%)
Goodrich Corp.	142,900	6,336,186
Northrop Grumman Corp.	101,800	5,532,830
Raytheon Co.	149,500	5,683,990

		17,553,006

Commercial Services & Supplies (1.9%)
R.R. Donnelley & Sons Co. (New York Exchange)	177,400	6,576,218

Industrial Conglomerates (1.1%)
General Electric Co.	90,000	3,030,300
Textron, Inc.	12,300	882,156

		3,912,456

Machinery (3.2%)
Caterpillar, Inc.	102,800	6,039,500
Timken Co.	122,700	3,635,601
Volvo AB (ADR)	30,400	1,326,747

		11,001,848

Road & Rail (1.7%)
Laidlaw International, Inc.	163,700	3,956,629
Union Pacific Corp.	24,800	1,778,160

		5,734,789

Trading Companies & Distributors (1.7%)
GATX Corp.	151,100	5,976,005

Total Industrials		50,754,322

Information Technology (2.9%)
Communications Equipment (1.0%)
Nokia OYJ (ADR)	203,600	3,442,876

Electronic Equipment & Instruments (0.8%)
AU Optronics Corp. (ADR)	228,400	2,960,064

Semiconductors & Semiconductor Equipment (1.1%)
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	456,500	3,752,430

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Total Information Technology		$10,155,370

Materials (2.9%)
Chemicals (2.6%)
Dow Chemical Co.	65,800	2,741,886
Lubrizol Corp.	77,200	3,345,076
Olin Corp.	28,400	539,316
Rohm & Haas Co.	61,000	2,508,930

		9,135,208

Construction Materials (0.2%)
Cemex S.A. de C.V. (ADR)	15,300	800,190

Metals & Mining (0.1%)
Worthington Industries, Inc.	16,400	344,892

Total Materials		10,280,290

Telecommunication Services (5.7%)
Diversified Telecommunication Services (5.7%)
ALLTEL Corp.	52,500	3,418,275
Cable & Wireless plc (ADR)	251,600	1,892,032
SBC Communications, Inc.	116,100	2,782,917
Sprint Nextel Corp.	218,000	5,184,040
Telefonos de Mexico S.A. de C.V., Class L (ADR)	264,100	5,617,407
Verizon Communications, Inc.	31,550	1,031,369

Total Telecommunication Services		19,926,040

Utilities (11.9%)
Electric Utilities (6.9%)
American Electric Power Co., Inc.	81,600	3,239,520
Edison International, Inc.	130,200	6,155,856
PG&E Corp.	35,800	1,405,150
PNM Resources Inc.	90,300	2,588,901
TECO Energy, Inc.	348,900	$6,287,178
TXU Corp.	40,283	4,547,145

		24,223,750

Multi-Utilities & Unregulated Power (5.0%)
Duke Energy Corp.	222,500	6,490,325
MDU Resources Group, Inc.	166,700	5,942,855
Oneok, Inc.	142,100	4,834,242

		17,267,422

Total Utilities		41,491,172

Total Common Stocks (94.5%) (Cost $303,769,856)		329,481,768

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (5.6%)
JPMorgan Chase Nassau
3.32%, 10/3/05 (Amortized Cost $19,675,949)	$19,675,949	19,675,949

Total Investments (100.1%) (Cost/Amortized Cost $323,445,805)		349,157,717
Other Assets Less Liabilities (-0.1%)		(522,321)

Net Assets (100%)		$348,635,396

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

Investment security transactions for the nine months ended September 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$302,846,419
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$200,537,835

As of September 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$31,190,024
Aggregate gross unrealized depreciation	(5,633,210)

Net unrealized appreciation	$25,556,814

Federal income tax cost of investments	$323,600,903

The Portfolio has a net capital loss carryforward of $3,261,298 of which $702,240 expires in the year 2010 and $2,559,058 expires in the year 2011.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (18.2%)
Hotels, Restaurants & Leisure (0.7%)
Darden Restaurants, Inc.	16,100	$488,957

Household Durables (4.9%)
Black & Decker Corp.	9,200	755,228
Garmin Ltd.	9,800	664,734
Harman International Industries, Inc.	6,000	613,620
KB Home	7,700	563,640
Pulte Homes, Inc.	13,600	583,712

		3,180,934

Media (2.9%)
Getty Images, Inc.*	7,200	619,488
Lamar Advertising Co., Class A*	12,600	571,536
Time Warner, Inc.	31,400	568,654
Walt Disney Co.	5,990	144,539

		1,904,217

Multiline Retail (1.7%)
Nordstrom, Inc.	31,900	1,094,808

Specialty Retail (8.0%)
Advance Auto Parts, Inc.*	12,749	493,112
Bed Bath & Beyond, Inc.*	23,600	948,248
CarMax, Inc.*	1,900	59,413
Home Depot, Inc.	26,500	1,010,710
Lowe’s Cos., Inc.	14,100	908,040
Office Depot, Inc.*	22,300	662,310
Staples, Inc.	47,000	1,002,040
Tiffany & Co.	3,500	139,195

		5,223,068

Total Consumer Discretionary		11,891,984

Consumer Staples (5.8%)
Beverages (0.2%)
PepsiCo, Inc.	2,010	113,987

Food & Staples Retailing (3.7%)
Walgreen Co.	34,660	1,505,977
Whole Foods Market, Inc.	6,900	927,705

		2,433,682

Household Products (1.9%)
Procter & Gamble Co.	21,280	1,265,309

Total Consumer Staples		3,812,978

Energy (10.6%)
Energy Equipment & Services (2.5%)
Cal Dive International, Inc.*	10,200	646,782
Tenaris S.A. (ADR)	6,600	909,744
Weatherford International Ltd.*	790	54,241

		1,610,767

Oil & Gas (8.1%)
Anadarko Petroleum Corp.	450	43,087
Chesapeake Energy Corp.	20,000	765,000
EnCana Corp.	28,500	1,661,835
EOG Resources, Inc.	19,200	1,438,080
Noble Energy, Inc.	1,040	48,776
XTO Energy, Inc.	30,183	1,367,894

		5,324,672

Total Energy		6,935,439

Financials (9.3%)
Capital Markets (0.3%)
Mellon Financial Corp.	2,300	73,531
Merrill Lynch & Co., Inc.	2,070	126,994

		200,525

Commercial Banks (1.3%)
Kookmin Bank (ADR)	2,030	120,278
U.S. Bancorp	27,000	$758,160

		878,438

Diversified Financial Services (2.6%)
Brascan Corp. Class A	13,600	633,760
Chicago Mercantile Exchange Holdings, Inc.	3,100	1,045,630

		1,679,390

Insurance (4.2%)
Aflac, Inc.	3,950	178,935
Chubb Corp.	12,500	1,119,375
St. Paul Travelers Cos., Inc.	30,300	1,359,561
XL Capital Ltd., Class A	1,020	69,391

		2,727,262

Thrifts & Mortgage Finance (0.9%)
Washington Mutual, Inc.	15,800	619,676

Total Financials		6,105,291

Health Care (16.4%)
Biotechnology (6.4%)
Amgen, Inc.*	20,200	1,609,334
Genzyme Corp.*	14,700	1,053,108
Gilead Sciences, Inc.*	30,700	1,496,932
Invitrogen Corp.*	560	42,129

		4,201,503

Health Care Equipment & Supplies (0.2%)
Medtronic, Inc.	2,050	109,921

Health Care Providers & Services (3.8%)
CIGNA Corp.	11,400	1,343,604
WellPoint, Inc.*	15,400	1,167,628

		2,511,232

Pharmaceuticals (6.0%)
Allergan, Inc.	13,800	1,264,356
Bristol-Myers Squibb Co.	38,900	935,934
Johnson & Johnson.	11,300	715,064
Pfizer, Inc.	6,650	166,050
Teva Pharmaceutical Industries Ltd. (ADR)	24,400	815,448

		3,896,852

Total Health Care		10,719,508

Industrials (1.1%)
Machinery (1.1%)
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	5,080	114,623
Danaher Corp.	9,900	532,917
Ingersoll-Rand Co., Class A	2,540	97,104

Total Industrials		744,644

Information Technology (32.4%)
Communications Equipment (6.3%)
Avocent Corp.*	1,000	31,640
Cisco Systems, Inc.*	64,185	1,150,837
Juniper Networks, Inc.*	40,350	959,926
Motorola, Inc.	57,200	1,263,548
Scientific-Atlanta, Inc.	19,000	712,690

		4,118,641

Computers & Peripherals (5.8%)
Apple Computer, Inc.*	14,600	782,706
Dell, Inc.*	28,100	961,020
Hewlett-Packard Co.	46,900	1,369,480
NCR Corp.*	21,700	692,447

		3,805,653

Electronic Equipment & Instruments (1.4%)
Jabil Circuit, Inc.*	28,500	881,220

Internet Software & Services (1.8%)
Digital River, Inc.*	18,000	627,300

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Yahoo!, Inc.*	16,800	$568,512

		1,195,812

IT Services (4.7%)
Affiliated Computer Services, Inc., Class A*	17,600	960,960
CheckFree Corp.*	14,700	555,954
Fiserv, Inc.*	21,100	967,857
Infosys Technologies Ltd. (ADR)	8,000	594,240

		3,079,011

Office Electronics (0.1%)
Canon, Inc. (ADR)	1,430	77,592

Semiconductors & Semiconductor Equipment (8.3%)
Intel Corp.	34,500	850,425
Linear Technology Corp.	25,100	943,509
Marvell Technology Group Ltd.*	26,300	1,212,693
NVIDIA Corp.*	27,600	946,128
Samsung Electronics Co., Ltd. (Non-Voting)	490	213,596
Texas Instruments, Inc.	36,300	1,230,570

		5,396,921

Software (4.0%)
Adobe Systems, Inc.	33,700	1,005,945
Amdocs Ltd.*	31,600	876,268
Autodesk, Inc.	14,200	659,448
Microsoft Corp.	3,490	89,798

		2,631,459

Total Information Technology		21,186,309

Telecommunication Services (2.9%)
Diversified Telecommunication Services (2.9%)
BellSouth Corp.	36,800	967,840
SBC Communications, Inc.	40,000	$958,800

Total Telecommunication Services		1,926,640

Total Common Stocks (96.7%) (Cost $57,071,739)		63,322,793

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (1.3%)
JPMorgan Chase Nassau
3.32%, 10/3/05 (Amortized Cost $853,142)	$853,142	853,142

Total Investments (98.0%) (Cost/Amortized Cost $57,924,881)		64,175,935
Other Assets Less Liabilities (2.0%)		1,327,420

Net Assets (100%)		$65,503,355

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the nine months ended September 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$63,111,702
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$55,362,654

As of September 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,910,176
Aggregate gross unrealized depreciation	(783,429)

Net unrealized appreciation	$6,126,747

Federal income tax cost of investments	$58,049,188

The Portfolio has a net capital loss carryforward of $2,130,312 of which $1,917,122 expires in the year 2010 and $213,190 expires in the year 2011.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (14.8%)
Hotels, Restaurants & Leisure (1.8%)
Carnival Corp.	21,600	$1,079,568
Las Vegas Sands Corp.*^	88,100	2,899,371
Starwood Hotels & Resorts Worldwide, Inc.	18,100	1,034,777

		5,013,716

Household Durables (0.2%)
Leggett & Platt, Inc.	22,800	460,560

Internet & Catalog Retail (3.9%)
Amazon.com, Inc.*^	78,600	3,560,580
eBay, Inc.*	79,700	3,283,640
Expedia, Inc.*^	84,200	1,668,002
IAC/InterActiveCorp.*^	86,000	2,180,100

		10,692,322

Media (4.1%)
Cablevision Systems Corp., Class A*	96,900	2,971,923
Clear Channel Communications, Inc.^	41,100	1,351,779
Omnicom Group, Inc.	31,100	2,600,893
Time Warner, Inc.	161,600	2,926,576
Walt Disney Co.	62,400	1,505,712

		11,356,883

Multiline Retail (1.6%)
Dollar Tree Stores, Inc.*^	77,600	1,680,040
Target Corp.	53,200	2,762,676

		4,442,716

Specialty Retail (3.2%)
Lowe’s Cos., Inc.^	79,900	5,145,560
Williams-Sonoma, Inc.*^	91,000	3,489,850

		8,635,410

Total Consumer Discretionary		40,601,607

Consumer Staples (3.4%)
Beverages (1.8%)
PepsiCo, Inc.	84,800	4,809,008

Food & Staples Retailing (1.1%)
Costco Wholesale Corp.	29,300	1,262,537
Sysco Corp.	56,200	1,762,994

		3,025,531

Household Products (0.2%)
Procter & Gamble Co.^	9,600	570,816

Personal Products (0.3%)
Avon Products, Inc.	29,700	801,900

Total Consumer Staples		9,207,255

Energy (2.2%)
Energy Equipment & Services (1.9%)
Schlumberger Ltd.	31,600	2,666,408
Weatherford International Ltd.*	37,600	2,581,616

		5,248,024

Oil & Gas (0.3%)
Kinder Morgan, Inc.	8,400	807,744

Total Energy		6,055,768

Financials (8.6%)
Capital Markets (0.2%)
State Street Corp.	9,900	484,308

Commercial Banks (1.4%)
Wells Fargo & Co.	63,800	3,736,766

Consumer Finance (1.6%)
AmeriCredit Corp.*^	26,100	623,007
Capital One Financial Corp.	6,700	$532,784
SLM Corp.	62,000	3,325,680

		4,481,471

Diversified Financial Services (0.3%)
JPMorgan Chase & Co.	25,900	878,787

Insurance (1.3%)
American International Group, Inc.	55,800	3,457,368

Thrifts & Mortgage Finance (3.8%)
Fannie Mae	93,100	4,172,742
Freddie Mac	72,400	4,087,704
Washington Mutual, Inc.^	58,100	2,278,682

		10,539,128

Total Financials		23,577,828

Health Care (17.8%)
Biotechnology (4.6%)
Amgen, Inc.*	22,300	1,776,641
Amylin Pharmaceuticals, Inc.*^	101,400	3,527,706
Genentech, Inc.*^	9,200	774,732
ImClone Systems, Inc.*^	40,400	1,270,580
Millennium Pharmaceuticals, Inc.*	403,700	3,766,521
Protein Design Labs, Inc.*^	55,000	1,540,000

		12,656,180

Health Care Equipment & Supplies (1.0%)
Guidant Corp.	41,800	2,879,602

Health Care Providers & Services (3.0%)
AmerisourceBergen Corp.^	15,400	1,190,420
DaVita, Inc.*	43,800	2,017,866
Express Scripts, Inc.*	6,000	373,200
Lincare Holdings, Inc.*	8,400	344,820
McKesson Corp.	33,900	1,608,555
Medco Health Solutions, Inc.*	19,800	1,085,634
WellPoint, Inc.*	19,800	1,501,236

		8,121,731

Pharmaceuticals (9.2%)
Allergan, Inc.	19,400	1,777,428
AstraZeneca plc (ADR)	178,900	8,426,189
Eli Lilly & Co.	31,500	1,685,880
Forest Laboratories, Inc.*	141,100	5,498,667
IVAX Corp.*	37,800	996,408
Pfizer, Inc.	27,700	691,669
Sepracor, Inc.*^	55,400	3,268,046
Teva Pharmaceutical Industries Ltd. (ADR)^	89,300	2,984,406

		25,328,693

Total Health Care		48,986,206

Industrials (8.1%)
Aerospace & Defense (0.7%)
United Technologies Corp.	35,900	1,861,056

Air Freight & Logistics (0.9%)
United Parcel Service, Inc., Class B	35,100	2,426,463

Building Products (0.5%)
American Standard Cos., Inc.	30,500	1,419,775

Commercial Services & Supplies (1.0%)
Monster Worldwide, Inc.*	93,500	2,871,385

Electrical Equipment (0.3%)
Cooper Industries Ltd., Class A	10,600	732,884

Industrial Conglomerates (2.7%)
General Electric Co.	182,600	6,148,142
Tyco International Ltd.	41,400	1,152,990

		7,301,132

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Machinery (2.0%)
Danaher Corp.^	65,000	$3,498,950
Illinois Tool Works, Inc.	25,900	2,132,347

		5,631,297

Total Industrials		22,243,992

Information Technology (39.4%)
Communications Equipment (7.0%)
Cisco Systems, Inc.*	330,700	5,929,451
Corning, Inc.*	159,400	3,081,202
JDS Uniphase Corp.*^	392,100	870,462
Juniper Networks, Inc.*^	113,600	2,702,544
QUALCOMM, Inc.^	150,400	6,730,400

		19,314,059

Computers & Peripherals (0.8%)
Brocade Communications Systems, Inc.*^	191,900	782,952
International Business Machines Corp.	12,500	1,002,750
Lexmark International, Inc., Class A*	7,800	476,190

		2,261,892

Electronic Equipment & Instruments (4.3%)
Agilent Technologies, Inc.*	145,700	4,771,675
Flextronics International Ltd.*^	189,700	2,437,645
Jabil Circuit, Inc.*	152,000	4,699,840

		11,909,160

Internet Software & Services (5.2%)
Google, Inc., Class A*	24,700	7,816,562
VeriSign, Inc.*	148,500	3,173,445
Yahoo!, Inc.*	94,200	3,187,728

		14,177,735

IT Services (4.5%)
Accenture Ltd., Class A*	126,300	3,215,598
Affiliated Computer Services, Inc., Class A*^	87,700	4,788,420
Automatic Data Processing, Inc.	61,400	2,642,656
CheckFree Corp.*^	46,400	1,754,848

		12,401,522

Semiconductors & Semiconductor Equipment (14.0%)
Altera Corp.*	271,800	5,194,098
Applied Materials, Inc.	453,600	7,693,057
Applied Micro Circuits Corp.*	373,200	1,119,600
Cymer, Inc.*^	36,800	1,152,576
Freescale Semiconductor, Inc., Class A*	25,600	599,296
Intel Corp.	83,900	2,068,135
International Rectifier Corp.*	30,800	1,388,464
KLA-Tencor Corp.^	107,500	5,241,700
Linear Technology Corp.	78,800	2,962,092
Maxim Integrated Products, Inc.^	54,800	2,337,220
PMC-Sierra, Inc.*^	199,200	1,754,952
Silicon Laboratories, Inc.*^	51,500	1,565,085
Teradyne, Inc.*	58,300	961,950
Xilinx, Inc.^	151,700	4,224,845

		38,263,070

Software (3.6%)
Adobe Systems, Inc.	64,100	1,913,385
Microsoft Corp.	109,100	2,807,143
SAP AG (ADR)	117,500	5,091,275

		9,811,803

Total Information Technology		108,139,241

Telecommunication Services (1.9%)
Diversified Telecommunication Services (1.4%)
Sprint Nextel Corp.	159,700	3,797,666

Wireless Telecommunication Services (0.5%)
American Tower Corp., Class A*^	52,600	$1,312,370

Total Telecommunication Services		5,110,036

Utilities (0.8%)
Multi-Utilities & Unregulated Power (0.8%)
AES Corp.*	128,100	2,104,683

Total Utilities		2,104,683

Total Common Stocks (97.0%) (Cost $257,193,298)		266,026,616

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (19.0%)
CC USA, Inc.
3.98%, 8/3/06 (l)	$4,003,871	4,003,871
Nomura Securities
3.87%, 10/3/05	48,201,939	48,201,939

Total Short-Term Investments of Cash Collateral for Securities Loaned		52,205,810

Time Deposit (4.2%)
JPMorgan Chase Nassau
3.32%, 10/3/05	11,404,786	11,404,786

Total Short-Term Investments (23.2%) (Amortized Cost $63,610,596)		63,610,596

Total Investments (120.2%) (Cost/Amortized Cost $320,803,894)		329,637,212
Other Assets Less Liabilities (-20.2%)		(55,290,102)

Net Assets (100%)		$274,347,110

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2005.

Glossary:

ADR	—	American Depositary Receipt

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2005 (Unaudited)

Investment security transactions for the nine months ended September 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$80,202,987
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$57,729,581

As of September 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$20,821,569
Aggregate gross unrealized depreciation	(13,049,702)

Net unrealized appreciation	$7,771,867

Federal income tax cost of investments	$321,865,345

At September 30, 2005, the Portfolio had loaned securities with a total value of $51,985,687. This was secured by collateral of $52,205,810 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $321,221, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

The Portfolio has a net capital loss carryforward of $110,100,044 of which $56,951,596 expires in the year 2009, $36,146,108 expires in the year 2010 and $17,002,340 expires in the year 2011.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (2.1%)
Amcor Ltd.	263,000	$1,347,636
Australia & New Zealand Banking Group Ltd.	64,981	1,190,946
Brambles Industries Ltd.^	127,401	861,987
Insurance Australia Group Ltd.	266,900	1,112,847
Promina Group Ltd.	365,600	1,395,952
QBE Insurance Group Ltd.^	177,558	2,532,862
Rinker Group Ltd.	344,052	4,356,152
Wesfarmers Ltd.	55,500	1,701,661
Westpac Banking Corp.	85,000	1,369,606
Woolworths Ltd.	164,923	2,094,440

		17,964,089

Austria (0.3%)
Raiffeisen International Bank Holding AG*	11,700	783,594
Telekom Austria AG	89,266	1,781,170

		2,564,764

Belgium (0.4%)
Fortis^	33,500	971,362
UCB S.A.	51,800	2,742,921

		3,714,283

Brazil (0.2%)
Cia Vale do Rio Doce (Sponsored ADR)	42,000	1,634,220

Canada (4.9%)
Abitibi-Consolidated, Inc.^	243,500	979,791
Alcan, Inc.	180,300	5,724,672
Cameco Corp.^	72,000	3,847,527
Canadian Natural Resources Ltd.	37,500	1,696,321
Great-West Lifeco, Inc.^	43,800	1,098,208
Inco Ltd.	104,400	4,943,340
Manulife Financial Corp.^	26,100	1,394,279
Methanex Corp.	88,300	1,310,121
National Bank of Canada	19,200	995,733
Noranda Inc.	111,923	2,996,250
Potash Corp. of Saskatchewan, Inc.	64,800	6,048,968
Suncor Energy, Inc.	37,500	2,275,332
TELUS Corp.	51,600	2,156,743
TELUS Corp. (Non-Voting)	60,200	2,456,031
Thomson Corp.	41,000	1,533,172
Toronto-Dominion Bank^	36,300	1,792,793

		41,249,281

Denmark (0.6%)
Novo-Nordisk A/S, Class B	52,700	2,613,842
TDC A/S	37,600	2,028,919

		4,642,761

Finland (0.3%)
Nokia OYJ	106,200	1,784,878
Stora Enso OYJ	71,700	988,932

		2,773,810

France (9.0%)
Accor S.A.	65,500	3,318,323
BNP Paribas S.A.	188,900	14,405,016
Bouygues S.A.*^(b)	189,730	8,845,684
Carrefour S.A.	24,800	1,144,577
Compagnie Generale des Etablissements Michelin, Class B (Registered)	24,000	1,414,372
Dassault Systemes S.A.	23,400	1,213,125
Essilor International S.A.	26,100	$2,168,108
Groupe Danone^	34,000	3,674,942
L’Air Liquide S.A.	14,627	2,698,161
L’Oreal S.A.	41,500	3,224,722
Lafarge S.A.	33,800	2,982,971
Renault S.A.	15,100	1,434,579
Sanofi-Aventis	194,100	16,088,646
Sanofi-Aventis (Xetra Exchange)	9,666	798,752
Schneider Electric S.A.^	79,000	6,257,685
Societe Generale^	18,200	2,083,472
Veolia Environnement^	39,700	1,680,516
Vivendi Universal S.A.	85,700	2,806,285

		76,239,936

Germany (7.0%)
Allianz AG	51,200	6,934,667
Altana AG	27,200	1,527,530
Bayer AG	160,500	5,917,439
Bayerische Hypo-und Vereinsbank AG	43,200	1,218,767
Bayerische Motoren Werke (BMW) AG	28,600	1,344,437
DaimlerChrysler AG	88,700	4,721,452
Deutsche Bank AG (Registered)	30,500	2,866,403
Deutsche Boerse AG	19,991	1,916,121
Deutsche Post AG	104,500	2,454,293
E.On AG	60,100	5,550,403
Infineon Technologies AG^	201,600	1,985,792
Infineon Technologies AG (ADR)*	2,200	21,824
SAP AG	40,100	6,961,905
SAP AG (ADR)	17,500	758,275
Siemens AG	145,300	11,237,858
Volkswagen AG^	64,900	4,014,055

		59,431,221

Hong Kong (1.7%)
Bank of East Asia Ltd.	396,200	1,159,323
Esprit Holdings Ltd.	100,700	752,873
Hang Lung Group, Ltd.	489,000	942,354
Hang Lung Properties Ltd.	859,000	1,367,491
Hong Kong & China Gas	621,000	1,280,784
Li & Fung Ltd.	1,999,000	4,625,317
PCCW Ltd.	2,885,000	1,878,025
Sun Hung Kai Properties Ltd.	192,000	1,988,618
Swire Pacific Ltd., Class A	31,000	285,514

		14,280,299

India (0.2%)
Infosys Technologies Ltd.(ADR)	22,200	1,649,016

Ireland (0.3%)
CRH plc	96,682	2,628,533

Italy (0.6%)
ENI S.p.A.	112,750	3,359,004
UniCredito Italiano S.p.A.	240,700	1,361,038

		4,720,042

Japan (26.5%)
Advantest Corp.^	29,200	2,267,161
Aeon Co., Ltd.	190,000	3,822,128
Aiful Corp.	10,350	868,436
Astellas Pharma, Inc.	73,800	2,780,360
Bridgestone Corp.	85,000	1,822,393
Canon, Inc.	54,100	2,926,001
Chubu Electric Power Co., Inc.^	56,700	1,385,733
Daiichi Sankyo Co., Ltd.	208,000	4,266,808
Daiwa House Industry Co., Ltd.	88,000	1,152,991

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
East Japan Railway Co.	178	$1,017,681
Fanuc Ltd.^	73,800	5,977,448
Hirose Electric Co., Ltd.^	15,700	1,832,636
Hoya Corp.	17,600	585,424
Hoya Corp.* (When Issued)	52,800	1,798,200
Kansai Electric Power Co., Inc.	126,900	2,804,698
Kao Corp.	63,000	1,553,600
Keyence Corp.	5,000	1,259,044
Millea Holdings, Inc.	317	5,090,348
Mitsubishi Corp.^	290,500	5,741,309
Mitsubishi Estate Co., Ltd.^	794,000	10,914,523
Mitsubishi Tokyo Financial Group, Inc.^	1,725	22,673,136
Mitsui & Co., Ltd.^	140,000	1,755,250
Mitsui Fudosan Co., Ltd.	107,000	1,611,514
Mitsui Sumitomo Insurance Co., Ltd.^	258,000	2,991,106
Mizuho Financial Group, Inc.	679	4,325,375
Murata Manufacturing Co., Ltd.	21,000	1,172,843
NGK Spark Plug Co., Ltd.^	120,000	1,741,662
Nikon Corp.^	123,000	1,554,050
Nintendo Co., Ltd.^	27,600	3,224,140
Nippon Electric Glass Co., Ltd.	166,000	2,995,147
Nippon Telegraph & Telephone Corp.	1,133	5,578,031
Nissan Motor Co., Ltd.^	469,800	5,371,985
Nitto Denko Corp.	62,500	3,523,690
Omron Corp.^	70,300	1,715,012
Orix Corp.	35,500	6,420,946
Ricoh Co., Ltd.^	135,000	2,111,832
Rohm Co., Ltd.^	42,700	3,710,914
Sekisui House Ltd.	243,000	2,982,292
Shimamura Co., Ltd.^	10,800	1,198,730
Shin-Etsu Chemical Co., Ltd.^	48,500	2,118,184
SMC Corp.^	43,900	5,852,559
Softbank Corp.^	165,500	9,199,312
Sompo Japan Insurance, Inc.	252,800	3,352,377
Sony Corp.^	26,300	865,529
Sumitomo Corp.	509,000	5,380,113
Sumitomo Forestry Co., Ltd.	35,000	355,435
Sumitomo Mitsui Financial Group, Inc.	2,242	21,165,873
Suzuki Motor Co., Ltd.^	322,100	5,967,972
T&D Holdings, Inc.	27,400	1,634,233
Takeda Pharmaceutical Co., Ltd.^	75,000	4,473,266
TDK Corp.^	22,500	1,606,008
Tohoku Electric Power Co., Inc.^	72,300	1,610,707
Tokyo Electric Power Co., Inc.	22,500	569,746
Tokyo Electron Ltd.^	96,600	5,139,386
Tokyo Gas Co., Ltd.^	414,000	1,683,907
Toyota Motor Corp.	39,600	1,816,834
Trend Micro, Inc.^	82,000	2,597,318
Uni-Charm Corp.^	28,500	1,232,133
Yahoo! Japan Corp.	1,278	1,522,234
Yahoo! Japan Corp. (When Issued)	1,625	1,906,873
Yamada Denki Co., Ltd.^	50,100	3,814,743
Yamato Transport Co., Ltd.^	303,500	4,996,744

		225,386,063

Luxembourg (0.1%)
SES Global S.A. (FDR)	58,000	909,759

Mexico (1.3%)
America Movil S.A. de C.V. (ADR)	423,300	11,141,256

Netherlands (8.0%)
ABN AMRO Holding N.V.^	352,645	$8,473,567
Aegon N.V.	161,181	2,399,949
Euronext NV	38,800	1,713,055
Heineken Holding N.V.^	28,593	845,626
Heineken N.V.^	245,975	7,921,111
ING Groep N.V. (CVA)	214,669	6,413,453
Koninklijke Ahold N.V.*	156,700	1,188,341
Reed Elsevier N.V.	49,900	690,659
Royal Dutch Shell plc, Class B	213,862	7,407,962
Royal Dutch Shell plc, Class A	427,369	14,154,122
Royal Dutch Shell plc (ADR)*	16,200	1,063,368
Royal KPN N.V	987,300	8,879,923
Royal Numico N.V.*	37,900	1,663,724
TPG N.V	67,700	1,687,137
Unilever N.V. (CVA)	31,500	2,246,397
VNU N.V	54,127	1,706,503

		68,454,897

Norway (0.4%)
DnB NOR ASA	108,700	1,124,604
Statoil ASA^	78,900	1,965,153

		3,089,757

Portugal (0.1%)
Portugal Telecom SGPS S.A. (Registered)	123,100	1,127,958

Russia (0.0%)
YUKOS (ADR)*^	9,500	41,420

Singapore (0.7%)
DBS Group Holdings Ltd.	152,000	1,421,486
Singapore Telecommunications Ltd.(b)	2,634,914	3,820,976
United Overseas Bank Ltd.	108,000	901,332
United Overseas Land Ltd.	10,800	14,958

		6,158,752

South Africa (1.2%)
Anglo American plc (London Exchange)	44,100	1,318,493
Sasol Ltd.	224,300	8,689,477

		10,007,970

South Korea (1.3%)
Samsung Electronics Co., Ltd.	10,680	6,029,611
Samsung Electronics Co., Ltd. (GDR)§	10,360	2,947,420
Samsung Electronics Co., Ltd. (Non-Voting)	4,210	1,835,180

		10,812,211

Spain (4.9%)
Altadis S.A.	43,100	1,936,680
Banco Bilbao Vizcaya Argentaria S.A.	504,600	8,876,133
Banco Santander Central Hispano S.A.	578,400	7,622,013
Iberdrola S.A.	85,500	2,396,681
Inditex S.A.	62,100	1,828,347
Repsol YPF S.A.^	343,400	11,161,985
Telefonica S.A.	458,908	7,535,707

		41,357,546

Sweden (1.3%)
Atlas Copco AB	138,600	2,689,678
Telefonaktiebolaget LM Ericsson (ADR)*^	33,000	1,215,720

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2005 (Unaudited)

	Number of Shares		Value (Note 1)
Telefonaktiebolaget LM Ericsson, Class B		1,988,000	$7,278,613

			11,184,011

Switzerland (8.7%)
Adecco S.A.		31,379	1,438,432
Compagnie Financiere Richemont AG, Class A		227,687	9,050,967
Credit Suisse Group		121,754	5,411,289
Geberit A.G.		2,000	1,461,315
Holcim Ltd. (Registered)		127,459	8,497,267
Nestle S.A. (Registered)		24,175	7,106,709
Novartis AG (Registered)		255,828	13,027,037
Roche Holding AG		54,269	7,568,405
Serono S.A., Class B		1,406	928,064
STMicroelectronics N.V.		77,100	1,330,195
Swiss Reinsurance (Registered)		97,471	6,426,244
Swisscom AG (Registered)		11,688	3,834,806
Syngenta AG*		1,041	109,409
Synthes, Inc.*		13,040	1,531,321
UBS AG (Registered)		39,789	3,394,834
Xstrata plc		116,450	3,026,312

			74,142,606

Taiwan (0.3%)
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)		352,801	2,900,024

United Kingdom (13.6%)
ARM Holdings plc		394,900	820,876
AstraZeneca plc (London Exchange)		36,700	1,710,800
AstraZeneca plc (Stockholm Exchange)		261,000	12,189,713
BHP Billiton plc		129,347	2,096,062
Bradford & Bingley plc		222,300	1,342,037
Brambles Industries plc		190,300	1,172,418
British Land Co. plc		94,500	1,572,327
Cadbury Schweppes plc		174,143	1,762,197
Carnival plc		32,100	1,664,459
Centrica plc		314,690	1,369,526
Compass Group plc		195,800	714,429
Diageo plc		112,500	1,622,044
Hanson plc		88,300	919,305
HBOS plc		591,800	8,935,747
HSBC Holdings plc		260,600	4,227,622
Johnston Press plc		103,600	910,895
Lloyds TSB Group plc		291,300	2,406,632
Next plc.		50,000	1,231,294
Northern Rock plc		96,000	1,418,111
Pearson plc		382,300	4,456,994
Reckitt Benckiser plc		56,500	1,726,208
Reed Elsevier plc		722,500	6,704,027
Rolls-Royce Group plc*		253,100	1,672,381
Royal Bank of Scotland Group plc (b)		425,400	12,108,934
Scottish & Southern Electricity plc		107,200	1,951,473
Standard Chartered plc		232,600	5,032,555
Tesco plc		268,400	1,469,588
Unilever plc		555,000	5,812,555
Vodafone Group plc		9,271,018	24,192,003
Wolseley plc		60,900	1,291,781
Yell Group plc		96,500	816,460

			115,321,453

United States (0.1%)
News Corp. (CDI)^		66,870	1,042,753

Total Common Stocks (96.1%) (Cost $662,082,547)			816,570,691

CONVERTIBLE BONDS:
Switzerland (0.0%)
Credit Suisse Group Finance Guernsey Ltd. 6.000%, 12/23/05	CHF	246,000	$299,568

Total Convertible Bonds (0.0%) (Cost $177,589)			299,568

SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (16.0%)
Allstate Life Insurance
3.82%, 10/31/06 (l)		$10,000,000	10,000,000
Bank of America Corp.
3.81%, 8/10/06 (l)		12,500,000	12,500,000
Bank of Nova Scotia N.Y.
3.83%, 5/30/06 (l)		4,998,344	4,998,344
Barclays New York
3.80%, 8/30/06 (l)		9,998,002	9,998,002
CC USA, Inc.
3.83%, 5/5/06 (l)		4,999,626	4,999,626
General Electric Capital Corp.
4.04%, 5/12/06 (l)		2,003,141	2,003,141
ING USA
3.86%, 11/18/05 (l)		2,000,000	2,000,000
Manufacturers and Traders
3.79%, 6/20/06 (l)		3,999,920	3,999,920
Merrill Lynch & Co., Inc.
3.67%, 10/19/06 (l)		5,500,000	5,500,000
Natexis Banques Populaires NY
3.86%, 11/13/06 (l)		14,991,642	14,991,642
Nomura Securities
3.87%, 10/3/05		45,236,432	45,236,432
Societe Generale, N.Y.
3.84%, 3/30/06 (l)		9,995,209	9,995,209
U.S. Bank NA
3.69%, 10/2/06 (l)		4,996,888	4,996,888
Wells Fargo & Co.
4.05%, 10/1/07 (l)		5,000,000	5,000,000

Total Short-Term Investments of Cash Collateral for Securities Loaned			136,219,204

Time Deposit (3.7%)
JPMorgan Chase Nassau
3.32%, 10/3/05		31,022,398	31,022,398

Total Short-Term Investments (19.7%) (Amortized Cost $167,241,602)			167,241,602

Total Investments (115.8%) (Cost/Amortized Cost $ 829,501,738)			984,111,861
Other Assets Less Liabilities (-15.8%)			(133,953,077)

Net Assets (100.0%)			$850,158,784

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2005 (Unaudited)

Market Sector Diversification
As a Percentage of Total Net Assets
Consumer Discretionary		10.2%
Consumer Staples		5.9
Energy		6.1
Financials
Capital Markets	1.4
Commercial Banks	15.9
Consumer Finance	0.9
Diversified Financial Services	1.3
Insurance	4.3
Real Estate	2.2
Thrifts & Mortgage Finance	0.3

Total Financials		26.3
Health Care		8.8
Industrials		7.6
Information Technology		10.3
Materials		8.3
Telecommunications Services		10.0
Utilities		2.6
Cash and Other		3.9

		100.0%

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2005, the market value of these securities amounted to $2,947,420 or 0.35% of net assets. Securities denoted with “§” but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid security.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2005.

Glossary:

ADR — American Depositary Receipt

CDI — Chess Depositary Receipt

CHF — Swiss Franc

CVA — Dutch Certification

FDR — Finnish Depositary Receipt

GDR — Global Depositary Receipt

At September 30, 2005 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Amount (000’s)	Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
British Pound, expiring 10/12/05	776	$1,343,576	$1,372,413	$28,837
British Pound, expiring 10/14/05	2,065	3,652,685	3,652,277	(408)
British Pound, expiring 12/20/05	1,449	2,567,702	2,561,383	(6,319)
British Pound, expiring 12/20/05	2,459	4,356,499	4,345,778	(10,721)

				11,389

Foreign Currency Sell Contracts
European Union, expiring 10/07/05	(3,068)	$(3,670,000)	$(3,699,979)	$(29,979)
European Union, expiring 10/14/05	(2,983)	(3,652,685)	(3,598,317)	54,368
Swiss Franc, expiring 10/12/05	(1,736)	(1,343,576)	(1,347,504)	(3,928)
Swiss Franc, expiring 12/19/05	(2,166)	(1,740,000)	(1,691,418)	48,582
Swiss Franc, expiring 12/20/05	(3,933)	(3,124,000)	(3,072,371)	51,629
Swiss Franc, expiring 12/20/05	(3,298)	(2,567,702)	(2,576,157)	(8,455)
Swiss Franc, expiring 12/20/05	(5,595)	(4,356,499)	(4,370,269)	(13,770)

				98,447

				$109,836

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2005 (Unaudited)

Investment security transactions for the nine months ended September 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$227,003,725
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$125,981,056

As of September 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation.	$158,998,546
Aggregate gross unrealized depreciation	(11,320,455)

Net unrealized appreciation	$147,678,091

Federal income tax cost of investments	$836,433,770

At September 30, 2005, the Portfolio had loaned securities with a total value of $129,735,157. This was secured by collateral of $136,219,204 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $16,412,594 of which $10,024,533 expires in the year 2010, and $6,388,061 expires in the year 2011.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.0%)
Auto Components (0.2%)
Delphi Corp.	765,000	$2,111,400

Hotels, Restaurants & Leisure (1.3%)
Carnival Corp.	63,200	3,158,736
Harrah’s Entertainment, Inc.	200	13,038
Las Vegas Sands Corp.*^	105,600	3,475,296
McDonald’s Corp.	97,500	3,265,275
Starwood Hotels & Resorts Worldwide, Inc.	49,900	2,852,783

		12,765,128

Household Durables (0.4%)
D.R. Horton, Inc.	1,066	38,610
Leggett & Platt, Inc.	219,100	4,425,820
Lennar Corp., Class A	600	35,856

		4,500,286

Internet & Catalog Retail (1.4%)
Amazon.com, Inc.*	71,600	3,243,480
Expedia, Inc.*^	234,800	4,651,388
IAC/InterActiveCorp.*^	234,800	5,952,180

		13,847,048

Leisure Equipment & Products (0.3%)
Mattel, Inc.	200,000	3,336,000

Media (2.2%)
Cablevision Systems New York Group, Class A*	156,642	4,804,210
Clear Channel Communications, Inc.	61,100	2,009,579
DIRECTV Group, Inc.*	88,155	1,320,562
Entercom Communications Corp.*^	33,300	1,051,947
Omnicom Group, Inc.	45,500	3,805,165
Time Warner, Inc.	502,650	9,102,992

		22,094,455

Multiline Retail (1.2%)
Dollar Tree Stores, Inc.*^	324,500	7,025,425
Target Corp.	97,700	5,073,561

		12,098,986

Specialty Retail (3.0%)
Autonation, Inc.*^	333,500	6,659,995
Home Depot, Inc.	750	28,605
Lowe’s Cos., Inc.	182,700	11,765,880
RadioShack Corp.^	213,900	5,304,720
Williams-Sonoma, Inc.*	173,900	6,669,065

		30,428,265

Total Consumer Discretionary		101,181,568

Consumer Staples (8.3%)
Beverages (3.5%)
Anheuser-Busch Cos., Inc.	104,000	4,476,160
Coca-Cola Co.	89,900	3,882,781
Pepsi Bottling Group, Inc.	200,642	5,728,329
PepsiCo, Inc.	384,300	21,793,653

		35,880,923

Food & Staples Retailing (0.6%)
Costco Wholesale Corp.	68,800	2,964,592
Sysco Corp.	83,000	2,603,710

		5,568,302

Food Products (2.1%)
Campbell Soup Co.	523,600	15,577,100
Kraft Foods, Inc., Class A	185,600	5,677,504

		21,254,604

Household Products (0.9%)
Procter & Gamble Co.	147,800	8,788,188

Personal Products (0.4%)
Avon Products, Inc.	150,300	$4,058,100
Gillette Co.	350	20,370

		4,078,470

Tobacco (0.8%)
Altria Group, Inc.	113,800	8,388,198

Total Consumer Staples		83,958,685

Energy (10.0%)
Energy Equipment & Services (3.6%)
Baker Hughes, Inc.	126,300	7,537,584
BJ Services Co.	167,600	6,031,924
Schlumberger Ltd.	116,700	9,847,146
Transocean, Inc.*	116,150	7,121,157
Weatherford International Ltd.*	85,500	5,870,430

		36,408,241

Oil & Gas (6.4%)
Arch Coal, Inc.^	35,600	2,403,000
Burlington Resources, Inc.	800	65,056
Chevron Corp.	64,264	4,159,809
Devon Energy Corp.	800	54,912
Exxon Mobil Corp.	209,358	13,302,607
Kinder Morgan Management LLC*	156,531	7,757,676
Kinder Morgan, Inc.	103,117	9,915,731
Noble Energy, Inc.	41,000	1,922,900
Plains Exploration & Production Co.*	97,500	4,174,950
Royal Dutch Shell plc (ADR)
Class A	188,350	12,363,294
Class B^	70,252	4,838,255
Williams Cos., Inc.	165,200	4,138,260

		65,096,450

Total Energy		101,504,691

Financials (16.6%)
Capital Markets (0.3%)
Investors Financial Services Corp.	350	11,515
State Street Corp.	53,000	2,592,760

		2,604,275

Commercial Banks (0.9%)
Wells Fargo & Co.	156,200	9,148,634

Consumer Finance (6.7%)
AmeriCredit Corp.*^	183,900	4,389,693
Capital One Financial Corp.	64,800	5,152,896
Providian Financial Corp.*	2,100	37,128
SLM Corp.	1,089,700	58,451,508

		68,031,225

Diversified Financial Services (3.0%)
Citigroup, Inc.	700	31,864
JPMorgan Chase & Co.	908,160	30,813,869

		30,845,733

Insurance (3.1%)
American International Group, Inc.	97,500	6,041,100
Assurant, Inc.	62,700	2,386,362
Chubb Corp.	77,200	6,913,260
Everest Reinsurance Group Ltd.	19,100	1,869,890
Hartford Financial Services Group, Inc.	98,880	7,630,569
Prudential Financial, Inc.	775	52,359
RenaissanceRe Holdings Ltd.	78,800	3,445,924
W.R. Berkley Corp.	1,125	44,415
XL Capital Ltd., Class A	47,100	3,204,213

		31,588,092

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Real Estate (0.6%)
General Growth Properties,Inc. (REIT)^	138,600	$6,227,298

Thrifts & Mortgage Finance (2.0%)
Golden West Financial Corp.	224,800	13,350,872
Hudson City Bancorp, Inc.	204,500	2,433,550
IndyMac Bancorp, Inc.^	10,200	403,716
Washington Mutual, Inc.	96,300	3,776,886

		19,965,024

Total Financials		168,410,281

Health Care (17.4%)
Biotechnology (0.7%)
ImClone Systems, Inc.*^	55,100	1,732,895
Millennium Pharmaceuticals, Inc.*	567,100	5,291,043

		7,023,938

Health Care Equipment & Supplies (1.4%)
Bard (C.R.), Inc.	550	36,316
Baxter International, Inc.	149,500	5,960,565
Fisher Scientific International, Inc.*	200	12,410
Guidant Corp.	97,500	6,716,775
Thermo Electron Corp.*	62,800	1,940,520

		14,666,586

Health Care Providers & Services (4.3%)
Aetna, Inc.	400	34,456
AmerisourceBergen Corp.	64,100	4,954,930
Caremark Rx, Inc.*	697	34,801
DaVita, Inc.*	150,425	6,930,080
Laboratory Corp. of America Holdings*	600	29,226
Lincare Holdings, Inc.*	165,300	6,785,565
McKesson Corp.	85,800	4,071,210
Medco Health Solutions, Inc.*	125,500	6,881,165
PacifiCare Health Systems, Inc.*	80,400	6,414,312
Triad Hospitals, Inc.*	400	18,108
UnitedHealth Group, Inc.	900	50,580
WellPoint, Inc.*	91,200	6,914,784

		43,119,217

Pharmaceuticals (11.0%)
Allergan, Inc.	320,000	29,318,400
AstraZeneca plc (ADR)	921,400	43,397,940
Forest Laboratories, Inc.*	676,500	26,363,205
IVAX Corp.*	84,200	2,219,512
Johnson & Johnson	564	35,690
Sepracor, Inc.*^	89,600	5,285,504
Teva Pharmaceutical Industries Ltd. (ADR)	153,200	5,119,944

		111,740,195

Total Health Care		176,549,936

Industrials (13.5%)
Aerospace & Defense (1.5%)
Boeing Co.	95,750	6,506,212
General Dynamics Corp.	22,800	2,725,740
United Technologies Corp.	123,600	6,407,424

		15,639,376

Air Freight & Logistics (0.8%)
FedEx Corp.	350	30,496
United Parcel Service, Inc., Class B	112,400	7,770,212

		7,800,708

Building Products (1.5%)
American Standard Cos., Inc.	332,400	15,473,220

Commercial Services & Supplies (0.4%)
Allied Waste Industries, Inc.*^	482,500	4,077,125
Monster Worldwide, Inc.*	16,800	$515,928

		4,593,053

Construction & Engineering (1.2%)
Fluor Corp.	183,900	11,839,482

Electrical Equipment (0.8%)
Cooper Industries Ltd., Class A	112,700	7,792,078
Thomas & Betts Corp.*	1,050	36,131

		7,828,209

Industrial Conglomerates (4.6%)
General Electric Co.	1,154,900	38,885,483
Textron, Inc.	400	28,688
Tyco International Ltd.	266,950	7,434,557

		46,348,728

Machinery (2.2%)
Danaher Corp.	155,200	8,354,416
Illinois Tool Works, Inc.	108,300	8,916,339
Ingersoll-Rand Co., Class A	88,600	3,387,178
Navistar International Corp.*	60,900	1,974,987

		22,632,920

Road & Rail (0.5%)
Union Pacific Corp.	69,700	4,997,490

Total Industrials		137,153,186

Information Technology (14.4%)
Communications Equipment (2.1%)
Cisco Systems, Inc.*	713,175	12,787,228
JDS Uniphase Corp.*^	693,000	1,538,460
Polycom, Inc.*	177,500	2,870,175
QUALCOMM, Inc.	85,500	3,826,125

		21,021,988

Computers & Peripherals (1.7%)
Dell, Inc.*	350	11,970
Hewlett-Packard Co.	160,500	4,686,600
Lexmark International, Inc., Class A*	102,700	6,269,835
NCR Corp.*	800	25,528
Seagate Technology*	258,000	4,089,300
Sun Microsystems, Inc.*	516,900	2,026,248

		17,109,481

Electronic Equipment & Instruments (2.0%)
Agilent Technologies, Inc.*	98,600	3,229,150
Flextronics International Ltd.*	908,300	11,671,655
Jabil Circuit, Inc.*	186,400	5,763,488

		20,664,293

Internet Software & Services (0.5%)
Google, Inc., Class A*	11,900	3,765,874
VeriSign, Inc.*	77,700	1,660,449

		5,426,323

IT Services (1.5%)
Accenture Ltd., Class A*	198,300	5,048,718
Affiliated Computer Services, Inc., Class A*	185,700	10,139,220
Computer Sciences Corp.*	225	10,645
Fiserv, Inc.*	900	41,283

		15,239,866

Semiconductors & Semiconductor Equipment (2.2%)
Altera Corp.*	201,500	3,850,665
Applied Materials, Inc.	214,100	3,631,136
ASML Holding N.V. (N.Y. Shares)*	8,600	141,986
Freescale Semiconductor, Inc., Class A*	162,100	3,794,761
International Rectifier Corp.*^	76,000	3,426,080
KLA-Tencor Corp.	82,200	4,008,072
NVIDIA Corp.*	600	20,568

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Silicon Laboratories, Inc.*^	109,500	$3,327,705
Texas Instruments, Inc.	400	13,560

		22,214,533

Software (4.4%)
Adobe Systems, Inc.	325,700	9,722,145
Cadence Design Systems, Inc.*	89,800	1,451,168
Microsoft Corp.	750,400	19,307,792
SAP AG (ADR)	331,200	14,350,896

		44,832,001

Total Information Technology		146,508,485

Materials (3.1%)
Chemicals (2.5%)
Air Products & Chemicals, Inc.	95,600	5,271,384
Dow Chemical Co.	250,900	10,455,003
Huntsman Corp.*	137,500	2,688,125
Methanex Corp.	231,000	3,434,970
Potash Corp. of Saskatchewan, Inc.	39,300	3,667,476

		25,516,958

Metals & Mining (0.2%)
Alcoa, Inc.	76,500	1,868,130

Paper & Forest Products (0.4%)
International Paper Co.	121,300	3,614,740

Total Materials		30,999,828

Telecommunication Services (4.5%)
Diversified Telecommunication Services (3.8%)
Qwest Communications International, Inc.*	1,352,000	5,543,200
Sprint Corp.	1,082,450	25,740,661
Verizon Communications, Inc.	206,700	6,757,023

		38,040,884

Wireless Telecommunication Services (0.7%)
American Tower Corp., Class A*	304,500	7,597,275

Total Telecommunication Services		45,638,159

Utilities (1.3%)
Gas Utility (0.0%)
Energen Corp.	1,000	43,260

Multi-Utilities & Unregulated Power (1.3%)
AES Corp.*	448,100	7,362,283
Calpine Corp.*^	1,211,000	3,136,490
MDU Resources Group, Inc.^	67,000	2,388,550

		12,887,323

Total Utilities		12,930,583

Total Common Stocks (99.1%) (Cost $822,777,704)		1,004,835,402

	Principal Amount
SHORT-TERM DEBT SECURITIES:
Short-Term Investments of Cash Collateral for Securities Loaned (6.0%)
Bank of America Corp.
3.81%, 8/10/06 (l)	$7,500,000	7,500,000
General Electric Co.
3.64%, 10/24/05 (l)	5,000,776	5,000,776
ING USA
3.86%, 11/18/05 (l)	5,000,000	5,000,000
Merrill Lynch & Co., Inc.
3.67%, 10/19/06 (l)	5,000,000	5,000,000
Nomura Securities
3.87%, 10/3/05	31,065,197	31,065,197
Nordeutsche Landesbank N.Y.
3.85%, 3/30/06 (l)	$6,997,620	$6,997,620

Total Short-Term Investments of Cash Collateral for Securities Loaned		60,563,593

Time Deposit (0.8%)
JPMorgan Chase Nassau
3.32%, 10/3/05	8,061,904	8,061,904

Total Short-Term Debt Securities (6.8%) (Amortized Cost $68,625,496)		68,625,497

Total Investments (105.9%) (Cost/Amortized Cost $891,403,200)		1,073,460,899
Other Assets Less Liabilities (-5.9%)		(59,472,597)

Net Assets (100%)		$1,013,988,302

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2005.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2005 (Unaudited)

Investment security transactions for the nine months ended September 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$229,705,343
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$238,494,094

As of September 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$212,391,131
Aggregate gross unrealized depreciation	(35,045,028)

Net unrealized appreciation	$177,346,103

Federal income tax cost of investments	$896,114,796

At September 30, 2005, the Portfolio had loaned securities with a total value of $59,917,753. This was secured by collateral of $60,563,593 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $547,050, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

The Portfolio has a net capital loss carryforward of $300,123,369 of which $108,520,850 expires in the year 2008, $146,635,332 expires in the year 2009, $2,767,387 expires in the year 2010, and $42,199,800 expires in the year 2011.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (8.7%)
Auto Components (0.1%)
Delphi Corp.^	457,000	$1,261,320

Hotels, Restaurants & Leisure (1.0%)
Carnival Corp.	77,400	3,868,452
Las Vegas Sands Corp.*^	49,500	1,629,045
McDonald’s Corp.	51,500	1,724,735
Starwood Hotels & Resorts Worldwide, Inc.	54,600	3,121,482

		10,343,714

Household Durables (0.3%)
Leggett & Platt, Inc.	132,500	2,676,500

Internet & Catalog Retail (1.1%)
Amazon.com, Inc.*	37,700	1,707,810
eBay, Inc.*	157,184	6,475,981
Expedia, Inc.*^	93,554	1,853,305
IAC/InterActiveCorp*^	61,254	1,552,789

		11,589,885

Leisure Equipment & Products (0.1%)
Mattel, Inc.	91,200	1,521,216

Media (2.2%)
Cablevision Systems New York Group, Class A*	92,064	2,823,603
Clear Channel Communications, Inc.	98,300	3,233,087
Comcast Corp., Class A*	62,300	1,830,374
DIRECTV Group, Inc.*	140,533	2,105,184
Knight Ridder, Inc.^	2,800	164,304
Omnicom Group, Inc.	21,500	1,798,045
Time Warner, Inc.	483,000	8,747,130
Viacom, Inc., Class B	80,600	2,660,606
Walt Disney Co.	49,100	1,184,783

		24,547,116

Multiline Retail (1.1%)
Dollar Tree Stores, Inc.*^	200,700	4,345,155
Target Corp.	156,700	8,137,431

		12,482,586

Specialty Retail (2.8%)
Autonation, Inc.*^	141,500	2,825,755
Lowe’s Cos., Inc.	315,800	20,337,520
RadioShack Corp.^	96,100	2,383,280
Williams-Sonoma, Inc.*^	138,000	5,292,300

		30,838,855

Total Consumer Discretionary		95,261,192

Consumer Staples (8.9%)
Beverages (2.5%)
Anheuser-Busch Cos., Inc.	246,758	10,620,465
Coca-Cola Co.	69,800	3,014,662
Pepsi Bottling Group, Inc.	89,400	2,552,370
PepsiCo, Inc.	195,000	11,058,450

		27,245,947

Food & Staples Retailing (1.5%)
Costco Wholesale Corp.	230,000	9,910,700
Sysco Corp.	200,000	6,274,000

		16,184,700

Food Products (2.2%)
Campbell Soup Co.	235,100	6,994,225
H.J. Heinz Co.	49,600	1,812,384
Kraft Foods, Inc., Class A^	195,800	5,989,522
Unilever N.V. (N.Y. Shares)	125,600	8,974,120

		23,770,251

Household Products (0.3%)
Procter & Gamble Co	64,400	$3,829,224

Personal Products (0.8%)
Avon Products, Inc.	344,000	9,288,000

Tobacco (1.6%)
Altria Group, Inc.	235,872	17,386,125

Total Consumer Staples		97,704,247

Energy (8.5%)
Energy Equipment & Services (3.0%)
Baker Hughes, Inc.	97,500	5,818,800
BJ Services Co.	106,600	3,836,534
Schlumberger Ltd.	157,424	13,283,437
Transocean, Inc.*	58,200	3,568,242
Weatherford International Ltd.*	91,024	6,249,708

		32,756,721

Oil & Gas (5.5%)
Arch Coal, Inc.^	26,700	1,802,250
Chevron Corp.	146,748	9,498,998
Exxon Mobil Corp.	182,790	11,614,476
Kinder Morgan Management LLC*^	62,446	3,094,824
Kinder Morgan, Inc.	47,040	4,523,366
Royal Dutch Shell plc (ADR)
Class A	326,300	21,418,332
Class B^	85,595	5,894,928
Williams Cos., Inc.	110,800	2,775,540

		60,622,714

Total Energy		93,379,435

Financials (16.2%)
Capital Markets (0.4%)
Goldman Sachs Group, Inc.	14,800	1,799,384
State Street Corp.	56,500	2,763,980

		4,563,364

Commercial Banks (1.7%)
Wells Fargo & Co.	322,000	18,859,540

Consumer Finance (3.3%)
AmeriCredit Corp.*^	92,100	2,198,427
Capital One Financial Corp.	32,000	2,544,640
SLM Corp.	583,807	31,315,407

		36,058,474

Diversified Financial Services (2.0%)
JPMorgan Chase & Co.	648,176	21,992,612

Insurance (3.2%)
American International Group, Inc.	147,000	9,108,120
Assurant, Inc.	12,000	456,720
Berkshire Hathaway, Inc., Class A*	137	11,234,000
Chubb Corp.	45,400	4,065,570
Everest Reinsurance Group Ltd.	21,300	2,085,270
Hartford Financial Services Group, Inc.	46,800	3,611,556
XL Capital Ltd., Class A	58,800	4,000,164

		34,561,400

Real Estate (0.3%)
General Growth Properties, Inc. (REIT)^	67,100	3,014,803

Thrifts & Mortgage Finance (5.3%)
Fannie Mae	307,394	13,777,399
Freddie Mac	162,700	9,186,042
Golden West Financial Corp.	330,800	19,646,212
Hudson City Bancorp, Inc.	447,400	5,324,060
IndyMac Bancorp, Inc.^	18,300	724,314

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Washington Mutual, Inc.	251,600	$9,867,752

		58,525,779

Total Financials		177,575,972

Health Care (16.0%)
Biotechnology (0.8%)
Amgen, Inc.*	60,600	4,828,002
ImClone Systems, Inc.*^	37,400	1,176,230
Millennium Pharmaceuticals, Inc.*^	272,700	2,544,291

		8,548,523

Health Care Equipment & Supplies (1.8%)
Baxter International, Inc.	182,000	7,256,340
Guidant Corp.	131,074	9,029,688
Medtronic, Inc.	41,100	2,203,782
Thermo Electron Corp.*	41,500	1,282,350

		19,772,160

Health Care Providers & Services (3.7%)
AmerisourceBergen Corp.	99,300	7,675,890
DaVita, Inc.*	122,950	5,664,307
Lincare Holdings, Inc.*	151,900	6,235,495
McKesson Corp.	90,600	4,298,970
Medco Health Solutions, Inc.*	118,400	6,491,872
WellPoint, Inc.*	135,400	10,266,028

		40,632,562

Pharmaceuticals (9.7%)
Allergan, Inc.	238,100	21,814,722
AstraZeneca plc (ADR)	827,300	38,965,830
Eli Lilly & Co.	141,730	7,585,389
Forest Laboratories, Inc.*	620,746	24,190,472
Pfizer, Inc.	153,639	3,836,366
Sepracor, Inc.*^	45,800	2,701,742
Teva Pharmaceutical Industries Ltd. (ADR)	244,600	8,174,532

		107,269,053

Total Health Care		176,222,298

Industrials (11.3%)
Aerospace & Defense (1.8%)
Boeing Co.	56,900	3,866,355
United Technologies Corp.	298,462	15,472,270

		19,338,625

Air Freight & Logistics (1.0%)
United Parcel Service, Inc.,
Class B	161,200	11,143,756

Building Products (1.0%)
American Standard Cos., Inc.	226,800	10,557,540

Commercial Services & Supplies (0.5%)
Allied Waste Industries, Inc.*^	321,200	2,714,140
Monster Worldwide, Inc.*	87,800	2,696,338

		5,410,478

Construction & Engineering (1.0%)
Fluor Corp.	169,800	10,931,724

Electrical Equipment (0.9%)
Cooper Industries Ltd., Class A	115,400	7,978,756
Emerson Electric Co.	30,900	2,218,620

		10,197,376

Industrial Conglomerates (3.3%)
General Electric Co.	882,828	29,724,819
Siemens AG (ADR)	31,700	2,451,361
Tyco International Ltd.	151,600	4,222,060

		36,398,240

Machinery (1.6%)
Danaher Corp.	152,900	8,230,607
Illinois Tool Works, Inc.	82,600	6,800,458
Ingersoll-Rand Co., Class A	43,200	1,651,536
Navistar International Corp.*^	39,300	$1,274,499

		17,957,100

Road & Rail (0.2%)
Union Pacific Corp.	30,700	2,201,190

Total Industrials		124,136,029

Information Technology (21.8%)
Communications Equipment (2.6%)
Cisco Systems, Inc.*	793,612	14,229,463
Corning, Inc.*	169,500	3,276,435
JDS Uniphase Corp.*^	538,300	1,195,026
Polycom, Inc.*	138,500	2,239,545
QUALCOMM, Inc.	176,000	7,876,000

		28,816,469

Computers & Peripherals (1.9%)
Hewlett-Packard Co.	180,635	5,274,542
International Business Machines Corp.	44,838	3,596,904
Lexmark International, Inc., Class A*	98,300	6,001,215
Seagate Technology*	173,400	2,748,390
Sun Microsystems, Inc.*	969,300	3,799,656

		21,420,707

Electronic Equipment & Instruments (2.5%)
Agilent Technologies, Inc.*	305,704	10,011,806
Avnet, Inc.*^	90,700	2,217,615
Flextronics International Ltd.*	559,500	7,189,575
Jabil Circuit, Inc.*	260,000	8,039,200

		27,458,196

Internet Software & Services (0.8%)
Google, Inc., Class A*	15,700	4,968,422
VeriSign, Inc.*	167,600	3,581,612

		8,550,034

IT Services (2.3%)
Accenture Ltd., Class A*	88,000	2,240,480
Affiliated Computer Services, Inc., Class A*	289,300	15,795,780
Automatic Data Processing, Inc.	92,200	3,968,288
CheckFree Corp.*	75,500	2,855,410

		24,859,958

Semiconductors & Semiconductor Equipment (8.3%)
Altera Corp.*	632,900	12,094,719
Applied Materials, Inc.	1,101,382	18,679,439
Applied Micro Circuits Corp.*	268,400	805,200
ASML Holding N.V. (N.Y. Shares)*^	139,300	2,299,843
Credence Systems Corp.*^	110,000	877,800
Fairchild Semiconductor International, Inc., Class A*^	168,700	2,506,882
Freescale Semiconductor, Inc., Class A*	309,900	7,254,759
Intel Corp.	241,003	5,940,724
International Rectifier Corp.*^	127,000	5,725,160
KLA-Tencor Corp.	320,300	15,617,828
Linear Technology Corp.	98,600	3,706,374
Novellus Systems, Inc.*	60,500	1,517,340
PMC-Sierra, Inc.*^	208,400	1,836,004
Silicon Laboratories, Inc.*^	69,400	2,109,066
Teradyne, Inc.*	242,500	4,001,250
Xilinx, Inc.	216,200	6,021,170

		90,993,558

Software (3.4%)
Adobe Systems, Inc.	176,700	5,274,495
BMC Software, Inc.*	117,900	2,487,690
Cadence Design Systems, Inc.*	77,900	1,258,864

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Microsoft Corp.	612,652	$15,763,536
SAP AG (ADR)	280,300	12,145,399

		36,929,984

Total Information Technology		239,028,906

Materials (2.2%)
Chemicals (1.5%)
Air Products & Chemicals, Inc.	61,107	3,369,440
Dow Chemical Co.	147,000	6,125,490
Huntsman Corp.*	182,300	3,563,965
Methanex Corp.	105,900	1,574,733
Potash Corp. of Saskatchewan, Inc.	19,000	1,773,080

		16,406,708

Metals & Mining (0.5%)
Alcoa, Inc.	243,300	5,941,386

Paper & Forest Products (0.2%)
International Paper Co.	82,900	2,470,420

Total Materials		24,818,514

Telecommunication Services (2.7%)
Diversified Telecommunication Services (2.5%)
Qwest Communications International, Inc.*	826,000	3,386,600
SBC Communications, Inc.	70,000	1,677,900
Sprint Nextel Corp.	807,900	19,211,862
Verizon Communications, Inc.	106,300	3,474,947

		27,751,309

Wireless Telecommunication Services (0.2%)
American Tower Corp., Class A*	93,700	2,337,815

Total Telecommunication Services		30,089,124

Utilities (1.3%)
Multi-Utilities & Unregulated Power (1.3%)
AES Corp.*	456,600	7,501,938
Calpine Corp.*^	638,600	1,653,974
Duke Energy Corp.	56,300	1,642,271
MDU Resources Group, Inc.^	80,200	2,859,130

Total Utilities		13,657,313

Total Common Stocks (97.6%) (Cost $930,533,945)		1,071,873,030

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (5.4%)
Bank of America Corp.
3.81%, 8/10/06 (l)	$5,500,000	5,500,000
General Electric Capital Corp.
4.04%, 5/12/06 (l)	2,003,141	2,003,141
Merrill Lynch & Co., Inc.
3.67%, 10/19/06 (l)	5,000,000	5,000,000
Nomura Securities
3.87%, 10/3/05	41,447,925	41,447,925
Nordeutsche Landesbank N.Y.
3.85%, 3/30/06 (l)	5,997,960	5,997,960

Total Short-Term Investments of Cash Collateral for Securities Loaned		59,949,026

Time Deposit (2.3%)
JPMorgan Chase Nassau
3.32%, 10/3/05	$25,253,586	$25,253,586

Total Short-Term Investments (7.7%) (Amortized Cost $85,202,612.51)		85,202,612

Total Investments (105.3%) (Cost/Amortized Cost $1,015,736,558)		1,157,075,642
Other Assets Less Liabilities (-5.3%)		(58,530,047)

Net Assets (100%)		$1,098,545,595

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2005.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2005 (Unaudited)

Investment security transactions for the nine months ended September 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$262,864,554
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$193,182,080

As of September 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$174,799,070
Aggregate gross unrealized depreciation	(38,213,648)

Net unrealized appreciation	$136,585,422

Federal income tax cost of investments	$1,020,490,220

At September 30, 2005, the Portfolio had loaned securities with a total value of $59,475,847. This was secured by collateral of $59,949,026 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $546,309, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAYWOOD-SCHOLL HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Financials (0.1%)
Diversified Financial Services (0.1%)
Leucadia National Corp.	3,909	$168,478

Total Financials		168,478

Health Care (0.3%)
Health Care Equipment & Supplies (0.3%)
Dade Behring Holdings, Inc.	8,000	293,280

Total Health Care		293,280

Information Technology (0.0%)
Computers & Peripherals (0.0%)
ATSI Holdings, Inc.*†	4,056	—

Total Information Technology		—

Telecommunication Services (0.2%)
Diversified Telecommunication Services (0.2%)
Nextlink Communications, Inc. Escrow Shares*†	1,050,000	—
Nextlink Communications, Inc. Escrow Shares*†	50,000	—
Telewest Global, Inc.*	7,644	175,430
XO Communications, Inc.*	935	2,394

Total Telecommunication Services	.	177,824

Total Common Stocks (0.6%) (Cost $2,373,891)		639,582

	Principal Amount
LONG-TERM DEBT SECURITIES:
Consumer Discretionary (24.8%)
Auto Components (0.6%)
Travelcenters Of America
5.230%, 6/30/11	$50,000	50,500
TRW Automotive, Inc.
9.375%, 2/15/13	487,000	528,395

		578,895

Automobiles (0.6%)
Ford Motor Credit Co.
7.000%, 10/1/13	600,000	556,414

Distributors (0.6%)
Buhrmann U.S., Inc.
8.250%, 7/1/14	600,000	613,500

Hotels, Restaurants & Leisure (8.5%)
American Casino & Entertainment Properties LLC
7.850%, 2/1/12	350,000	360,938
Boyd Gaming Corp.
7.750%, 12/15/12	725,000	762,156
6.750%, 4/15/14	375,000	376,406
Burger King Corp. Class B
5.518%, 6/30/12	100,000	101,465
Caesars Entertainment, Inc.
7.875%, 3/15/10	600,000	652,500
8.125%, 5/15/11	400,000	445,500
Intrawest Corp.
7.500%, 10/15/13	500,000	511,875
Landry’s Restaurants, Inc.
7.500%, 12/15/14	700,000	665,000
Mandalay Resort Group, Series B
10.250%, 8/1/07	125,000	134,375
MGM Mirage, Inc.
6.000%, 10/1/09	300,000	296,250
8.500%, 9/15/10	600,000	652,500
6.625%, 7/15/15 §	225,000	222,469
Mohegan Tribal Gaming Authority
6.375%, 7/15/09	$200,000	$200,000
7.125%, 8/15/14	225,000	232,875
Royal Caribbean Cruises Ltd.
8.000%, 5/15/10	500,000	541,250
San Pasqual Casino
8.000%, 9/15/13 §	425,000	427,656
Seneca Gaming Corp.
7.250%, 5/1/12	250,000	256,250
7.250%, 5/1/12 §	100,000	102,500
Starwood Hotels & Resorts Worldwide, Inc.
7.875%, 5/1/12	700,000	763,000
Station Casinos, Inc.
6.875%, 3/1/16	375,000	380,156
The Restaurant Co.
10.000%, 10/1/13 §	225,000	216,000

		8,301,121

Household Durables (0.6%)
Interface, Inc.
10.375%, 2/1/10	350,000	378,000
K Hovnanian Enterprises, Inc.
6.000%, 1/15/10	225,000	215,625

		593,625

Internet & Catalog Retail (0.4%)
FTD, Inc.
7.750%, 2/15/14	389,000	389,973

Media (8.5%)
Adelphia Communications Corp.
7.875%, 5/1/09 (h)	50,000	36,250
9.375%, 11/15/09 (h)	400,000	306,000
Block Communications, Inc.
9.250%, 4/15/09	250,000	265,000
CBD Media, Inc.
8.625%, 6/1/11	175,000	180,688
Corus Entertainment, Inc.
8.750%, 3/1/12	675,000	723,094
CSC Holdings, Inc.
8.125%, 7/15/09	25,000	25,188
Dex Media East LLC Finance Co.
9.875%, 11/15/09	100,000	108,750
12.125%, 11/15/12	325,000	380,250
Dex Media West LLC/Dex Media Finance Co.
8.500%, 8/15/10	100,000	105,750
9.875%, 8/15/13	440,000	485,650
Dex Media, Inc.
8.000%, 11/15/13	200,000	205,500
DirecTV Holdings LLC
8.375%, 3/15/13	32,000	34,920
6.375%, 6/15/15 §	575,000	570,687
Echostar DBS Corp.
6.375%, 10/1/11	250,000	247,813
6.625%, 10/1/14	225,000	222,750
Houghton Mifflin Co.
8.250%, 2/1/11	450,000	464,625
Imax Corp.
9.625%, 12/1/10	500,000	535,000
Inmarsat Finance plc
7.625%, 6/30/12	65,000	66,950
Mediacom LLC
9.500%, 1/15/13	275,000	272,937
Primedia, Inc.
8.875%, 5/15/11	400,000	419,000
R.H. Donnelley Corp.
6.875%, 1/15/13	200,000	189,500

EQ ADVISORS TRUST

EQ/CAYWOOD-SCHOLL HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
RH Donnelley, Inc.
10.875%, 12/15/12	$225,000	$252,562
Rogers Cable, Inc.
6.250%, 6/15/13	275,000	267,437
6.750%, 3/15/15	175,000	175,438
Sinclair Broadcast Group, Inc.
8.750%, 12/15/11	350,000	367,500
Spanish Broadcasting Systems
0.000%, 12/31/49 (o)(p)	350,000	355,578
Videotron Ltee
6.875%, 1/15/14	350,000	359,187
6.375%, 12/15/15 §	700,000	694,750

		8,318,754

Multiline Retail (1.9%)
J.C. Penney Co., Inc.
8.000%, 3/1/10	100,000	109,250
7.650%, 8/15/16	700,000	791,000
Neiman Marcus Group, Inc.
9.000%, 10/15/15	550,000	551,375
Saks, Inc.
8.250%, 11/15/08	350,000	369,250

		1,820,875

Specialty Retail (1.1%)
Asbury Automotive Group, Inc.
9.000%, 6/15/12	200,000	201,000
8.000%, 3/15/14	400,000	380,000
Jo-Ann Stores, Inc.
7.500%, 3/1/12	475,000	447,688
PETCO Animal Supplies, Inc.
10.750%, 11/1/11	22,000	24,200

		1,052,888

Textiles, Apparel & Luxury Goods (2.0%)
Fruit of the Loom Ltd.
8.875%, 4/15/06 (h)†	300,000	—
INVISTA
9.250%, 5/1/12 §	525,000	570,937
Levi Strauss & Co.
8.254%, 4/1/12 (1)	300,000	299,250
9.750%, 1/15/15	100,000	102,000
Perry Ellis International, Inc.
8.875%, 9/15/13	450,000	461,250
Phillips-Van Heusen Corp.
7.250%, 2/15/11	450,000	452,250
8.125%, 5/1/13	125,000	131,250

		2,016,937

Total Consumer Discretionary		24,242,982

Consumer Staples (4.1%)
Beverages (0.1%)
Cott Beverages, Inc.
8.000%, 12/15/11	125,000	128,125

		128,125

Food & Staples Retailing (1.4%)
Delhaize America, Inc.
8.125%, 4/15/11	225,000	243,858
Ingles Markets, Inc.
8.875%, 12/1/11	675,000	681,750
Jean Coutu Group, Inc.
7.630%, 8/1/12	425,000	432,437

		1,358,045

Food Products (1.3%)
Chiquita Brands International, Inc.
7.500%, 11/1/14	175,000	164,937
Dole Foods Co.
8.625%, 5/1/09	382,000	399,190
Pilgrim’s Pride Corp.
9.250%, 11/15/13	75,000	82,500
Smithfield Foods, Inc.
7.625%, 2/15/08	$350,000	$362,250
7.750%, 5/15/13	200,000	210,000

		1,218,877

Household Products (1.0%)
Central Garden & Pet Co.
9.125%, 2/1/13	675,000	722,250
Johnsondiversey, Inc.
9.625%, 5/15/12	300,000	299,250

		1,021,500

Personal Products (0.3%)
Elizabeth Arden, Inc.
7.750%, 1/15/14	325,000	330,688

Total Consumer Staples		4,057,235

Energy (8.4%)
Energy Equipment & Services (1.1%)
Hanover Compressor Co.
(Zero Coupon), 3/31/07	100,000	90,000
Hanover Equipment Trust, Series 01-B
8.750%, 9/1/11	475,000	504,688
Key Energy Services, Inc.
8.375%, 3/1/08	100,000	103,125
Universal Compression, Inc.
7.250%, 5/15/10	325,000	336,375

		1,034,188

Oil & Gas (7.3%)
Chesapeake Energy Corp. LLC
6.625%, 1/15/16	1,000,000	1,012,500
Citgo Petroleum Corp.
6.000%, 10/15/11	700,000	700,000
El Paso Corp.
7.000%, 5/15/11	200,000	199,500
7.875%, 6/15/12	600,000	621,000
Kerr McGee Corp.
6.08%, 5/24/07 (1)	75,000	75,174
6.33%, 5/24/11 (1)	100,000	100,400
6.875%, 9/15/11	400,000	427,592
Pacific Energy Partners LP / Pacific Energy Finance Corp.
6.250%, 9/15/15 §	375,000	375,938
Pogo Producing Co.
6.875%, 10/1/17 §	850,000	861,687
Teekay Shipping Corp.
8.875%, 7/15/11	1,000,000	1,140,000
Whiting Petroleum Corp.
7.000%, 2/1/14	200,000	202,750
Williams Cos., Inc.
7.125%, 9/1/11	900,000	942,750
YPF Sociedad Anonima
9.125%, 2/24/09	500,000	555,000

		7,214,291

Total Energy		8,248,479

EQ ADVISORS TRUST

EQ/CAYWOOD-SCHOLL HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
Financials (8.6%)
Capital Markets (1.2%)
E*Trade Financial Corp.
7.375%, 9/15/13 §	$400,000	$404,000
Nell AF SARL
8.375%, 8/15/15 §	850,000	830,875

		1,234,875

Commercial Banks (0.8%)
Western Financial Bank
9.625%, 5/15/12	650,000	744,250

Consumer Finance (1.3%)
General Motors Acceptance Corp.
6.150%, 4/5/07	100,000	99,238
6.875%, 9/15/11	500,000	454,807
6.750%, 12/1/14	100,000	86,984
8.000%, 11/1/31	750,000	654,877

		1,295,906

Diversified Financial Services (2.1%)
American Real Estate Partners Finance Corp.
7.125%, 2/15/13 §	200,000	200,000
BCP Crystal U.S. Holdings Corp.
9.625%, 6/15/14	406,000	451,675
Dollar Financial Group, Inc.
9.750%, 11/15/11	600,000	624,000
Refco Finance Holdings LLC
9.000%, 8/1/12	405,000	440,437
Residential Capital Corp.
6.375%, 6/30/10 §	75,000	75,981
Arch Western Finance LLC
6.75%, 7/1/13 (p)	300,000	306,000

		2,098,093

Real Estate (3.2%)
Felcor Lodging LP (REIT)
8.500%, 6/1/11	775,000	842,812
HMH Properties, Inc., Series B (REIT)
7.875%, 8/1/08	9,000	9,113
Host Marriott LP (REIT)
9.500%, 1/15/07	475,000	496,969
7.000%, 8/15/12	125,000	126,719
6.375%, 3/15/15	75,000	72,750
La Quinta Properties, Inc. (REIT)
7.000%, 8/15/12	225,000	231,187
Meristar Hospitality Corp. (REIT)
9.125%, 1/15/11	250,000	265,000
Thornburg Mortgage, Inc. (REIT)
8.000%, 5/15/13	500,000	495,000
Ventas Realty LP/Capital Corp.(REIT)
7.125%, 6/1/15 §	550,000	569,250

		3,108,800

Total Financials		8,481,924

Health Care (5.4%)
Electronic Equipment & Instruments (0.1%)
Fisher Scientific International, Inc.
6.125%, 7/1/15 §	75,000	75,188

Health Care Equipment & Supplies (0.2%)
WH Holdings Ltd./ WH Capital Corp.
9.500%, 4/1/11	240,000	258,600

Health Care Providers & Services (4.6%)
Alderwoods Group, Inc.
7.750%, 9/15/12	500,000	525,000
Beverly Enterprises, Inc.
7.875%, 6/15/14	$100,000	$110,750
Carriage Services, Inc.
7.875%, 1/15/15	300,000	310,500
DaVita, Inc.
9.250%, 4/15/11	300,000	304,208
6.625%, 3/15/13	650,000	658,125
HCA, Inc.
6.950%, 5/1/12	575,000	591,465
7.500%, 11/6/33	75,000	74,827
HEALTHSOUTH Corp.
8.500%, 2/1/08	300,000	292,500
IASIS Healthcare Capital Corp.
8.750%, 6/15/14	275,000	285,313
Psychiatric Solutions, Inc.
7.75%, 7/15/15 (When Issued)	76,923	77,836
Service Corp. International
7.700%, 4/15/09	75,000	78,750
6.750%, 4/1/16	225,000	226,125
Tenet Healthcare Corp.
9.250%, 2/1/15 §	325,000	328,250
U.S. Oncology, Inc.
9.000%, 8/15/12	600,000	648,000

		4,511,649

Pharmaceuticals (0.5%)
Mylan Labs, Inc.
5.750%, 8/15/10 §	75,000	75,094
5.40%, 8/15/15 (l)	100,000	101,291
6.375%, 8/15/15 §	300,000	300,375

		476,760

Total Health Care		5,322,197

Industrials (8.3%)
Aerospace & Defense (1.5%)
Argo-Tech Corp.
9.250%, 6/1/11	400,000	424,000
Bombardier, Inc.
6.750%, 5/1/12 §	325,000	303,062
Esterline Technologies Corp.
7.750%, 6/15/13	225,000	237,375
L-3 Communications Corp.
6.125%, 7/15/13	75,000	74,625
5.875%, 1/15/15	150,000	145,125
6.375%, 10/15/15 §	75,000	75,563
Moog, Inc.
6.250%, 1/15/15	200,000	201,000

		1,460,750

Building Products (0.6%)
Goodman Global Holdings Co., Inc.
7.875%, 12/15/12 §	625,000	565,625

Commercial Services & Supplies (1.4%)
Adesa, Inc.
7.625%, 6/15/12	250,000	250,000
Allied Waste North America, Series B
8.875%, 4/1/08	100,000	104,250
5.750%, 2/15/11 §	750,000	699,375
Corrections Corp. of America
7.500%, 5/1/11	325,000	335,156

		1,388,781

Electrical Equipment (1.4%)
Dresser, Inc.
9.375%, 4/15/11	750,000	791,250
General Cable Corp.
9.500%, 11/15/10	350,000	368,375

EQ ADVISORS TRUST

EQ/CAYWOOD-SCHOLL HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
Thomas & Betts Corp.
7.250%, 6/1/13	$200,000	$213,747

		1,373,372

Industrial Conglomerates (0.5%)
Trinity Industries, Inc.
6.500%, 3/15/14	450,000	443,250

Machinery (2.4%)
Briggs & Stratton Corp.
8.875%, 3/15/11	300,000	343,500
Case New Holland, Inc.
6.000%, 6/1/09	300,000	288,000
9.250%, 8/1/11	700,000	740,250
Douglas Dynamics LLC
7.750%, 1/15/12 §	350,000	350,000
Dresser-Rand Group, Inc.
7.375%, 11/1/14 §	276,000	286,350
Navistar International Corp., Series B
9.375%, 6/1/06	250,000	255,000
6.250%, 3/1/12	75,000	71,250

		2,334,350

Road & Rail (0.5%)
United Rentals North America, Inc.
6.500%, 2/15/12	525,000	506,625

Total Industrials		8,072,753

Information Technology (3.4%)
Communications Equipment (0.5%)
American Towers, Inc.
7.250%, 12/1/11	475,000	504,688

IT Services (1.5%)
SunGard Data Systems, Inc.
9.125%, 8/15/13 §	750,000	777,188
4.875%, 1/15/14	650,000	570,375
0.000%, 12/31/49	100,000	101,102

		1,448,665

Office Electronics (1.4%)
Xerox Corp.
7.125%, 6/15/10	200,000	210,500
7.625%, 6/15/13	175,000	185,937
7.200%, 4/1/16	875,000	953,750

		1,350,187

Total Information Technology		3,303,540

Materials (8.2%)
Chemicals (2.0%)
Equistar Chemicals LP
10.625%, 5/1/11	250,000	272,500
Hercules, Inc.
6.750%, 10/15/29	650,000	637,000
Huntsman International LLC
9.875%, 3/1/09	175,000	184,844
Nalco Co.
7.750%, 11/15/11	100,000	102,250
8.875%, 11/15/13	175,000	179,594
Rockwood Specialties Group, Inc.
7.500%, 11/15/14 §	335,000	324,950
Westlake Chemical Corp.
8.750%, 7/15/11	213,000	229,507

		1,930,645

Construction Materials (0.7%)
Texas Industries, Inc.
7.250%, 7/15/13 §	450,000	468,000
U.S. Concrete, Inc.
8.375%, 4/1/14	250,000	251,250

		719,250

Containers & Packaging (1.0%)
Owens-Brockway Glass Container, Inc.
8.750%, 11/15/12	$150,000	$162,000
Owens-Illinois, Inc.
7.350%, 5/15/08	775,000	790,500

		952,500

Metals & Mining (3.0%)
AK Steel Holding Corp.
7.750%, 6/15/12	575,000	530,437
California Steel Industries, Inc.
6.125%, 3/15/14	425,000	399,500
Foundation PA Coal Co.
7.250%, 8/1/14	400,000	417,000
International Steel Group, Inc.
6.500%, 4/15/14	75,000	74,250
Ispat Inland ULC
9.750%, 4/1/14	292,000	338,720
Massey Energy Co.
6.625%, 11/15/10	200,000	204,000
Novelis, Inc.
7.250%, 2/15/15 §	475,000	448,875
Steel Dynamics, Inc.
9.500%, 3/15/09	450,000	478,125
United States Steel LLC
10.750%, 8/1/08	33,000	37,125

		2,928,032

Paper & Forest Products (1.5%)
Buckeye Technologies, Inc.
8.500%, 10/1/13	400,000	406,000
Georgia-Pacific Corp.
8.125%, 5/15/11	600,000	663,000
9.500%, 12/1/11	250,000	295,000
Neenah Paper, Inc.
7.375%, 11/15/14	100,000	96,250
Norske Skog Canada Ltd.
7.375%, 3/1/14	75,000	71,250

		1,531,500

Total Materials		8,061,927

Telecommunication Services (11.6%)
Diversified Telecommunication Services (5.1%)
AT&T Corp.
9.050%, 11/15/11	400,000	450,500
Citizens Communications Co.
6.250%, 1/15/13	500,000	480,000
Hawaiian Telcom Communications, Inc.
6.270%, 10/31/12 (l)	75,000	75,797
9.750%, 5/1/13 §	800,000	816,000
MCI, Inc.
8.735%, 5/1/14	850,000	947,750
Pathnet, Inc.
12.250%, 4/15/08 (h)†	250,000	—
Qwest Corp.
8.875%, 3/15/12	225,000	245,812
Qwest Services Corp.
13.500%, 12/15/10	1,727,000	1,977,415
Williams Communications Group, Inc.
11.700%, 8/1/08 (h)†	575,000	—

		4,993,274

Wireless Telecommunication Services (6.5%)
American Cellular Corp., Series B
10.000%, 8/1/11	1,000,000	1,090,000
Dobson Cellular Systems
8.375%, 11/1/11	525,000	552,563

EQ ADVISORS TRUST

EQ/CAYWOOD-SCHOLL HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
Intelsat Bermuda Ltd.
8.250%, 1/15/13 §	$175,000	$176,094
8.625%, 1/15/15 §	850,000	867,000
New Skies Satellites N.V.
9.125%, 11/1/12	300,000	310,500
Nextel Communications, Inc.
5.950%, 3/15/14	850,000	870,117
PanAmSat Corp.
6.375%, 1/15/08	75,000	75,750
9.000%, 8/15/14	406,000	428,330
Rogers Wireless, Inc.
9.625%, 5/1/11	275,000	317,625
7.500%, 3/15/15	1,125,000	1,212,187
SBA Communications Corp.
8.500%, 12/1/12	400,000	435,000
Zeus Special Subsidiary, Ltd.
0.000%, 2/1/15 § (e)	50,000	33,000

		6,368,166

Total Telecommunication Services		11,361,440

Utilities (9.3%)
Electric Utilities (5.7%)
Allegheny VA
5.77%, 3/8/11 (1)	93,450	94,735
CMS Energy Corp.
8.900%, 7/15/08	150,000	162,187
7.500%, 1/15/09	550,000	576,125
7.750%, 8/1/10	50,000	53,750
Edison Mission Energy
9.875%, 4/15/11	375,000	444,375
Inergy LP/Inergy Finance Corp.
6.875%, 12/15/14 §	200,000	191,000
Midwest Generation LLC
8.750%, 5/1/34	450,000	501,187
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc.
8.500%, 9/1/10	450,000	482,625
Nevada Power Co.
6.500%, 4/15/12	300,000	311,250
5.875%, 1/15/15	100,000	98,566
Sierra Pacific Resources
8.625%, 3/15/14	400,000	440,900
6.750%, 8/15/17 §	150,000	150,375
TECO Energy, Inc.
7.500%, 6/15/10	150,000	161,250
6.750%, 5/1/15 §	125,000	130,938
Tenaska Alabama Partners LP
7.000%, 6/30/21 §	375,000	379,692
Texas Genco Financing Corp. LLC
6.875%, 12/15/14 §	550,000	559,625
TXU Corp.
5.550%, 11/15/14	950,000	901,861

		5,640,441

Gas Utilities (1.0%)
AmeriGas Partners LP
7.125%, 5/20/15 §	100,000	104,500
ANR Pipeline Co.
8.875%, 3/15/10	50,000	54,045
Southern Natural Gas Co.
8.875%, 3/15/10	375,000	405,341
Suburban Propane Partners LP
6.875%, 12/15/13	475,000	432,250

		996,136

Multi-Utilities & Unregulated Power (2.6%)
AES Corp.
9.500%, 6/1/09	400,000	436,000
8.875%, 2/15/11	$200,000	$217,000
8.750%, 5/15/13 §	200,000	219,000
Dynegy Holdings, Inc.
9.875%, 7/15/10 §	250,000	272,500
NRG Energy, Inc.
8.000%, 12/15/13	487,000	518,655
Reliant Energy, Inc.
9.250%, 7/15/10	350,000	379,750
9.500%, 7/15/13	200,000	221,000
6.750%, 12/15/14	275,000	270,188

		2,534,093

Total Utilities		9,170,670

Total Long-Term Debt Securities (92.1%) (Cost $88,555,296)		90,323,147

	Number of Warrants
WARRANTS:
Health Care (0.1%)
Biotechnology (0.1%)
Charles River Laboratories International, Inc.,
$5.19, expiring 10/1/09* †	250	72,978

Total Health Care		72,978

Industrials (0.0%)
Transportation Infrastructure (0.0%)
TBS Shipping International Ltd.,
Series A, $0.00, expiring 2/14/07*†	8,846	—
Series B, $0.00, expiring 2/15/07*†	2,059	—
Series C, $0.00, expiring 2/15/07*†	2,428	—

Total Industrials		—

Information Technology (0.0%)
Communications Equipment (0.0%)
Loral Space & Communications,
$0.14, expiring 1/31/07*†	600	—
Loral Space & Communications,
$23.70, expiring 12/27/06*†	5,235	—

		—

Internet Software & Services (0.0%)
Verado Holdings, Inc.,
$0.01, expiring 4/15/08*†	300	—

Total Information Technology		—

Telecommunication Services (0.0%)
Diversified Telecommunication Services (0.0%)
Pathnet, Inc.,
$0.01, expiring 4/15/08*†	250	—
XO Communications, Inc.,
$6.25, expiring 1/16/10*	1,872	655
XO Communications, Inc.,
$7.50, expiring 1/16/10*	1,403	309
XO Communications, Inc.,
$10.00, expiring 1/16/10*	1,403	337

		1,301

Wireless Telecommunication Services (0.0%)
e.Spire Communications, Inc.,
$7.15, expiring 11/1/05* (b)†	300	—
Leap Wireless International, Inc.,
$96.80, expiring 4/15/10* (b)†	4,500	—

		—

Total Telecommunication Services		1,301

Total Warrants (0.1%) (Cost $5,940)		74,279

EQ ADVISORS TRUST

EQ/CAYWOOD-SCHOLL HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (5.5%)
JPMorgan Chase Nassau
3.32%, 10/3/05 (Amortized Cost $5,394,562)	$5,394,562	$5,394,562

Total Investments (98.3%) (Cost/Amortized Cost $96,329,689)		96,431,570

Other Assets Less Liabilities (1.7%)		1,677,457

Net Assets (100%)		$98,109,027

*	Non-income producing.

†	Securities (totaling $72,978 or 0.07% of net assets) valued at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2005, the market value of these securities amounted to $15,100,349 or 15.39% of net assets. Securities denoted with “§” but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid security.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2005. Maturity date disclosed is the ultimate maturity date.

(h)	Security in default, non-income producing.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2005.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2005.

(p)	Yield to maturity.

Glossary:

REIT — Real Estate Investment Trust

Investment security transactions for the nine months ended September 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$43,338,649
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$33,703,565

As of September 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,401,033
Aggregate gross unrealized depreciation	(3,335,206)

Net unrealized appreciation	$65,827

Federal income tax cost of investments	$96,365,743

The Portfolio has a net capital loss carryforward of $25,536,259 of which $2,154,141 expires in the year 2007, $4,139,621 expires in the year 2008, $6,348,144 expires in the year 2009, $10,736,475 expires in the year 2010, and $2,157,878 expires in the year 2011.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.5%)
Auto Components (0.2%)
Cooper Tire & Rubber Co.^	19,600	$299,292
Dana Corp.^	48,065	452,292
Delphi Corp.^	179,591	495,671
Goodyear Tire & Rubber Co.*^	56,300	877,717
Johnson Controls, Inc.	61,600	3,822,280
Visteon Corp.^	41,140	402,349

		6,349,601

Automobiles (0.4%)
Ford Motor Co.	592,997	5,846,950
General Motors Corp.^	181,000	5,540,410
Harley-Davidson, Inc.	87,800	4,253,032

		15,640,392

Distributors (0.1%)
Genuine Parts Co.	55,700	2,389,530

Hotels, Restaurants & Leisure (1.4%)
Carnival Corp.	138,100	6,902,238
Darden Restaurants, Inc.	42,950	1,304,392
Harrah’s Entertainment, Inc.	58,800	3,833,172
Hilton Hotels Corp.^	104,800	2,339,136
International Game Technology^	109,100	2,945,700
Marriott International, Inc., Class A	54,850	3,455,550
McDonald’s Corp.	400,100	13,399,349
Starbucks Corp.*^	123,000	6,162,300
Starwood Hotels & Resorts Worldwide, Inc.	69,700	3,984,749
Wendy’s International, Inc.^	37,000	1,670,550
Yum! Brands, Inc.^	91,340	4,421,769

		50,418,905

Household Durables (0.6%)
Black & Decker Corp.^	25,800	2,117,922
Centex Corp.	41,100	2,654,238
D.R. Horton, Inc.	87,100	3,154,762
Fortune Brands, Inc.	46,700	3,798,111
KB Home^	24,800	1,815,360
Leggett & Platt, Inc.^	60,300	1,218,060
Maytag Corp.^	25,500	465,630
Newell Rubbermaid, Inc.^	88,076	1,994,921
Pulte Homes, Inc.^	68,700	2,948,604
Snap-On, Inc.^	18,500	668,220
Stanley Works	23,200	1,082,976
Whirlpool Corp.^	21,400	1,621,478

		23,540,282

Internet & Catalog Retail (0.4%)
eBay, Inc.*	355,300	14,638,360

Leisure Equipment & Products (0.2%)
Brunswick Corp.	31,100	1,173,403
Eastman Kodak Co.^	91,900	2,235,927
Hasbro, Inc.^	57,208	1,124,137
Mattel, Inc.	129,200	2,155,056

		6,688,523

Media (3.5%)
Clear Channel
Communications, Inc.^	173,690	5,712,664
Comcast Corp., Class A*^	702,800	20,648,264
Dow Jones & Co., Inc.^	18,800	717,972
Gannett Co., Inc.	78,100	5,375,623
Interpublic Group of Cos., Inc.*^	135,300	1,574,892
Knight Ridder, Inc.^	22,200	1,302,696
McGraw-Hill Cos., Inc.	119,600	5,745,584
Meredith Corp.	13,400	668,526
New York Times Co., Class A^	46,500	1,383,375
News Corp., Class A	784,000	12,222,560
Omnicom Group, Inc.	58,300	$4,875,629
Time Warner, Inc.	1,502,350	27,207,559
Tribune Co.^	84,870	2,876,244
Univision Communications, Inc.,
Class A*	73,600	1,952,608
Viacom, Inc., Class B	507,400	16,749,274
Walt Disney Co.	643,300	15,522,829

		124,536,299

Multiline Retail (1.1%)
Big Lots, Inc.*^	36,400	400,036
Dillards, Inc., Class A^	20,600	430,128
Dollar General Corp.	102,690	1,883,335
Family Dollar Stores, Inc.^	52,700	1,047,149
Federated Department Stores, Inc.	84,836	5,672,983
J.C. Penney Co., Inc.	80,100	3,798,342
Kohl’s Corp.*	110,300	5,534,854
Nordstrom, Inc.	70,800	2,429,856
Sears Holdings Corp.*	33,062	4,113,574
Target Corp.	283,200	14,706,576

		40,016,833

Specialty Retail (2.2%)
Autonation, Inc.*^	57,700	1,152,269
AutoZone, Inc.*^	17,800	1,481,850
Bed Bath & Beyond, Inc.*^	94,600	3,801,028
Best Buy Co., Inc.	129,575	5,640,400
Circuit City Stores, Inc.^	52,600	902,616
Gap, Inc.	185,375	3,231,086
Home Depot, Inc.	685,050	26,127,807
Limited Brands^.	111,657	2,281,153
Lowe’s Cos., Inc.	249,600	16,074,240
Office Depot, Inc.*	101,200	3,005,640
OfficeMax, Inc.^	22,600	715,742
RadioShack Corp.^	42,900	1,063,920
Sherwin-Williams Co.^	36,400	1,604,148
Staples, Inc.	235,175	5,013,931
Tiffany & Co.^	45,600	1,813,512
TJX Cos., Inc.	149,100	3,053,568

		76,962,910

Textiles, Apparel & Luxury Goods (0.4%)
Coach, Inc.*	121,600	3,813,376
Jones Apparel Group, Inc.	37,900	1,080,150
Liz Claiborne, Inc.	34,300	1,348,676
NIKE, Inc., Class B	61,200	4,998,816
Reebok International Ltd.^	16,800	950,376
V.F. Corp.	28,600	1,657,942

		13,849,336

Total Consumer Discretionary		375,030,971

Consumer Staples (9.6%)
Beverages (2.2%)
Anheuser-Busch Cos., Inc.	248,600	10,699,744
Brown-Forman Corp., Class B^	26,600	1,583,764
Coca-Cola Co.	664,600	28,704,074
Coca-Cola Enterprises, Inc.	96,400	1,879,800
Constellation Brands, Inc., Class A*^	62,700	1,630,200
Molson Coors Brewing Co.^	18,300	1,171,383
Pepsi Bottling Group, Inc.	44,400	1,267,620
PepsiCo, Inc.	534,460	30,309,227

		77,245,812

Food & Staples Retailing (2.3%)
Albertson’s, Inc.^	117,851	3,022,878
Costco Wholesale Corp.^	153,400	6,610,006
CVS Corp.	260,100	7,545,501
Kroger Co.*	231,700	4,770,703
Safeway, Inc.^	143,600	3,676,160
SUPERVALU, Inc.	43,500	1,353,720

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Sysco Corp.	202,600	$6,355,562
Wal-Mart Stores, Inc.	799,400	35,029,708
Walgreen Co.	327,200	14,216,840

		82,581,078

Food Products (1.1%)
Archer-Daniels-Midland Co.	208,166	5,133,374
Campbell Soup Co.	59,200	1,761,200
ConAgra Foods, Inc.	165,700	4,101,075
General Mills, Inc.	117,200	5,649,040
H.J. Heinz Co.	109,050	3,984,687
Kellogg Co.	82,000	3,782,660
McCormick & Co., Inc.^ (Non-Voting)	42,800	1,396,564
Sara Lee Corp.^	251,100	4,758,345
The Hershey Co.	58,800	3,311,028
Tyson Foods, Inc., Class A^	80,400	1,451,220
Wm. Wrigley Jr. Co.^	57,600	4,140,288

		39,469,481

Household Products (1.9%)
Clorox Co.^	48,600	2,699,244
Colgate-Palmolive Co.	166,300	8,778,977
Kimberly-Clark Corp.	152,444	9,074,991
Procter & Gamble Co.	787,800	46,842,588

		67,395,800

Personal Products (0.6%)
Alberto-Culver Co.^	24,100	1,078,475
Avon Products, Inc.	150,600	4,066,200
Gillette Co.	287,800	16,749,960

		21,894,635

Tobacco (1.5%)
Altria Group, Inc.	664,300	48,965,553
Reynolds American, Inc.^	27,400	2,274,748
UST, Inc.^	52,600	2,201,836

		53,442,137

Total Consumer Staples		342,028,943

Energy (10.2%)
Energy Equipment & Services (1.6%)
Baker Hughes, Inc.	109,060	6,508,701
BJ Services Co.	103,200	3,714,168
Halliburton Co.^	162,700	11,148,204
Nabors Industries Ltd.*	50,400	3,620,232
National Oilwell Varco, Inc.*^	55,500	3,651,900
Noble Corp.	43,800	2,998,548
Rowan Cos., Inc.	34,800	1,235,052
Schlumberger Ltd.	188,300	15,888,754
Transocean, Inc.*^	105,192	6,449,321
Weatherford International Ltd.*	44,300	3,041,638

		58,256,518

Oil & Gas (8.6%)
Amerada Hess Corp.^	25,600	3,520,000
Anadarko Petroleum Corp.	75,672	7,245,594
Apache Corp.	105,280	7,919,162
Burlington Resources, Inc.	121,960	9,917,787
Chevron Corp.	720,784	46,656,348
ConocoPhillips	445,560	31,149,100
Devon Energy Corp.	145,100	9,959,664
El Paso Corp.^	210,996	2,932,845
EOG Resources, Inc.^	76,900	5,759,810
Exxon Mobil Corp.	2,018,032	128,225,753
Kerr-McGee Corp.	36,933	3,586,564
Kinder Morgan, Inc.	30,600	2,942,496
Marathon Oil Corp	117,182	8,077,355
Murphy Oil Corp.*	52,500	2,618,175
Occidental Petroleum Corp.	128,000	10,935,040
Sunoco, Inc.^	43,700	3,417,340
Valero Energy Corp.	97,800	11,057,268
Williams Cos., Inc.	183,100	$4,586,655
XTO Energy, Inc.^	115,666	5,241,983

		305,748,939

Total Energy		364,005,457

Financials (20.0%)
Capital Markets (2.9%)
Bank of New York Co., Inc.	249,100	7,326,031
Bear Stearns Co., Inc.	36,053	3,956,817
Charles Schwab Corp.	332,625	4,799,779
E*Trade Financial Corp.*	118,600	2,087,360
Federated Investors, Inc.,
Class B^	27,100	900,533
Franklin Resources, Inc.^	47,500	3,988,100
Goldman Sachs Group, Inc.	148,900	18,103,262
Janus Capital Group, Inc.^	71,300	1,030,285
Lehman Brothers Holdings, Inc.^	87,100	10,145,408
Mellon Financial Corp.^	133,800	4,277,586
Merrill Lynch & Co., Inc.	296,500	18,190,275
Morgan Stanley	347,610	18,750,083
Northern Trust Corp.^	59,400	3,002,670
State Street Corp.^	105,900	5,180,628
T. Rowe Price Group, Inc.^	41,600	2,716,480

		104,455,297

Commercial Banks (5.4%)
AmSouth Bancorp^	112,150	2,832,909
Bank of America Corp.	1,286,016	54,141,273
BB&T Corp.^	175,200	6,841,560
Comerica, Inc.^	53,550	3,154,095
Compass Bancshares, Inc.	39,800	1,824,034
Fifth Third Bancorp^	177,967	6,536,728
First Horizon National Corp.^	40,000	1,454,000
Huntington Bancshares, Inc./Ohio	73,788	1,658,016
KeyCorp	131,000	4,224,750
M&T Bank Corp.^	25,900	2,737,889
Marshall & Ilsley Corp.^	66,300	2,884,713
National City Corp.	182,000	6,086,080
North Fork Bancorp, Inc.	153,050	3,902,775
PNC Financial Services Group, Inc.^	93,100	5,401,662
Regions Financial Corp.^	147,384	4,586,590
SunTrust Banks, Inc.^	116,100	8,063,145
Synovus Financial Corp.^	99,800	2,766,456
U.S. Bancorp	584,945	16,425,256
Wachovia Corp.	504,868	24,026,668
Wells Fargo & Co.	540,300	31,645,371
Zions Bancorp^	28,800	2,050,848

		193,244,818

Consumer Finance (1.4%)
American Express Co.^	397,200	22,815,168
Capital One Financial Corp.	92,400	7,347,648
MBNA Corp.	402,498	9,917,551
Providian Financial Corp.*^	94,300	1,667,224
SLM Corp.	133,600	7,166,304

		48,913,895

Diversified Financial Services (3.5%)
CIT Group, Inc.	64,600	2,918,628
Citigroup, Inc.	1,654,716	75,322,672
JPMorgan Chase & Co.	1,124,293	38,147,262
Moody’s Corp.	80,900	4,132,372
Principal Financial Group^	89,500	4,239,615

		124,760,549

Insurance (4.5%)
ACE Ltd.^	92,300	4,344,561
Aflac, Inc.	160,600	7,275,180
Allstate Corp.	210,176	11,620,631
Ambac Financial Group, Inc.	34,300	2,471,658

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
American International Group, Inc.	830,557	$51,461,312
Aon Corp.	101,925	3,269,754
Chubb Corp.	63,500	5,686,425
Cincinnati Financial Corp.	55,913	2,342,196
Hartford Financial Services Group, Inc.	95,900	7,400,603
Jefferson-Pilot Corp.^	43,150	2,207,985
Lincoln National Corp.^	55,200	2,871,504
Loews Corp.	43,400	4,010,594
Marsh & McLennan Cos., Inc.	171,300	5,205,807
MBIA, Inc.^	42,950	2,603,629
MetLife, Inc.	242,100	12,063,843
Progressive Corp.^	63,100	6,610,987
Prudential Financial, Inc.	164,200	11,093,352
Safeco Corp.^	40,000	2,135,200
St. Paul Travelers Cos., Inc.	216,224	9,701,971
Torchmark Corp.	33,400	1,764,522
UnumProvident Corp.^	95,320	1,954,060
XL Capital Ltd., Class A	45,000	3,061,350

		161,157,124

Real Estate (0.8%)
Apartment Investment & Management Co. (REIT)^	30,600	1,186,668
Archstone-Smith Trust (REIT)^	67,800	2,703,186
Equity Office Properties Trust (REIT)	131,400	4,298,094
Equity Residential Properties Trust (REIT)^	91,900	3,478,415
Plum Creek Timber Co., Inc. (REIT)^	58,900	2,232,899
Prologis Trust (REIT)	79,100	3,504,921
Public Storage, Inc. (REIT)^	26,500	1,775,500
Simon Property Group, Inc. (REIT)^	58,600	4,343,432
Vornado Realty Trust (REIT)^	37,800	3,274,236

		26,797,351

Thrifts & Mortgage Finance (1.5%)
Countrywide Financial Corp.	190,298	6,276,028
Fannie Mae	309,800	13,885,236
Freddie Mac	221,200	12,488,952
Golden West Financial Corp.	81,800	4,858,102
MGIC Investment Corp.^	29,800	1,913,160
Sovereign Bancorp, Inc.^	115,700	2,550,028
Washington Mutual, Inc.^	281,523	11,041,332

		53,012,838

Total Financials		712,341,872

Health Care (13.3%)
Biotechnology (1.5%)
Amgen, Inc.*	394,964	31,466,782
Applera Corp.- Applied
Biosystems Group	62,500	1,452,500
Biogen Idec, Inc.*^	108,300	4,275,684
Chiron Corp.*^	34,900	1,522,338
Genzyme Corp.*	82,200	5,888,808
Gilead Sciences, Inc.*	145,900	7,114,084
MedImmune, Inc.*^	78,800	2,651,620

		54,371,816

Health Care Equipment & Supplies (2.2%)
Bard (C.R.), Inc.	33,700	2,225,211
Bausch & Lomb, Inc.^	17,200	1,387,696
Baxter International, Inc.	199,200	7,942,104
Becton, Dickinson & Co.	80,000	4,194,400
Biomet, Inc.^	79,825	2,770,726
Boston Scientific Corp.*	189,000	4,416,930
Fisher Scientific International, Inc.*	39,000	2,419,950
Guidant Corp.	105,600	$7,274,784
Hospira, Inc.*	51,160	2,096,025
Medtronic, Inc.	387,600	20,783,112
Millipore Corp.*^	16,500	1,037,685
PerkinElmer, Inc.	41,600	847,392
St. Jude Medical, Inc.*	116,672	5,460,250
Stryker Corp.^	93,000	4,596,990
Thermo Electron Corp.*	51,700	1,597,530
Waters Corp.*^	36,800	1,530,880
Zimmer Holdings, Inc.*	79,200	5,456,088

		76,037,753

Health Care Providers & Services (3.0%)
Aetna, Inc.	92,786	7,992,586
AmerisourceBergen Corp.^	33,200	2,566,360
Cardinal Health, Inc.	136,625	8,667,490
Caremark Rx, Inc.*	144,000	7,189,920
CIGNA Corp.	41,200	4,855,832
Coventry Health Care, Inc.*	34,400	2,959,088
Express Scripts, Inc.*^	47,600	2,960,720
HCA, Inc.	144,700	6,934,024
Health Management Associates, Inc., Class A^	79,100	1,856,477
Humana, Inc.*	52,000	2,489,760
IMS Health, Inc.	72,270	1,819,036
Laboratory Corp. of America Holdings*	43,200	2,104,272
Manor Care, Inc.^	25,300	971,773
McKesson Corp.	98,681	4,682,413
Medco Health Solutions, Inc.*	97,436	5,342,416
Quest Diagnostics, Inc.^	53,300	2,693,782
Tenet Healthcare Corp.*^	149,900	1,683,377
UnitedHealth Group, Inc.	404,300	22,721,660
WellPoint, Inc.*	196,400	14,891,048

		105,382,034

Pharmaceuticals (6.6%)
Abbott Laboratories	497,500	21,094,000
Allergan, Inc.^	41,900	3,838,878
Bristol-Myers Squibb Co.^	626,000	15,061,560
Eli Lilly & Co.	362,900	19,422,408
Forest Laboratories, Inc.*	108,800	4,239,936
Johnson & Johnson	952,110	60,249,520
King Pharmaceuticals, Inc.*	77,310	1,189,028
Merck & Co., Inc.	702,700	19,120,467
Mylan Laboratories, Inc.	69,900	1,346,274
Pfizer, Inc.	2,358,972	58,903,531
Schering-Plough Corp.	472,500	9,946,125
Watson Pharmaceuticals, Inc.*	33,300	1,219,113
Wyeth	429,300	19,863,711

		235,494,551

Total Health Care		471,286,154

Industrials (11.2%)
Aerospace & Defense (2.2%)
Boeing Co.	262,674	17,848,698
General Dynamics Corp.	64,400	7,699,020
Goodrich Corp.	38,900	1,724,826
Honeywell International, Inc.	273,712	10,264,200
L-3 Communications Holdings, Inc.^	38,000	3,004,660
Lockheed Martin Corp.	116,508	7,111,649
Northrop Grumman Corp.	114,320	6,213,292
Raytheon Co.	144,400	5,490,088
Rockwell Collins, Inc.	56,500	2,730,080
United Technologies Corp.	328,000	17,003,520

		79,090,033

Air Freight & Logistics (0.9%)
FedEx Corp.	96,960	8,448,125
Ryder System, Inc.^	20,500	701,510

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
United Parcel Service, Inc., Class B	354,400	$24,499,672

		33,649,307

Airlines (0.1%)
Southwest Airlines Co.	221,668	3,291,770

Building Products (0.2%)
American Standard Cos., Inc.	58,700	2,732,485
Masco Corp.^	137,700	4,224,636

		6,957,121

Commercial Services & Supplies (0.9%)
Allied Waste Industries, Inc.*^	69,800	589,810
Apollo Group, Inc., Class A*^	46,800	3,107,052
Avery Dennison Corp.^	35,400	1,854,606
Cendant Corp.	334,879	6,911,903
Cintas Corp.	44,200	1,814,410
Equifax, Inc.	41,700	1,456,998
H&R Block, Inc.^	103,900	2,491,522
Monster Worldwide, Inc.*^	39,000	1,197,690
Pitney Bowes, Inc.	73,200	3,055,368
R.R. Donnelley & Sons Co. ^ (New York Exchange)	68,700	2,546,709
Robert Half International, Inc.^	54,200	1,928,978
Waste Management, Inc.	179,856	5,145,680

		32,100,726

Construction & Engineering (0.1%)
Fluor Corp.	27,800	1,789,764

Electrical Equipment (0.5%)
American Power Conversion Corp.^	54,700	1,416,730
Cooper Industries Ltd., Class A^	29,700	2,053,458
Emerson Electric Co.	132,200	9,491,960
Rockwell Automation, Inc.	58,100	3,073,490

		16,035,638

Industrial Conglomerates (4.3%)
3M Co.	244,900	17,965,864
General Electric Co.	3,392,900	114,238,943
Textron, Inc.	42,800	3,069,616
Tyco International Ltd.	647,752	18,039,893

		153,314,316

Machinery (1.4%)
Caterpillar, Inc.	216,600	12,725,250
Cummins, Inc.^	14,900	1,311,051
Danaher Corp.^	76,100	4,096,463
Deere & Co.	77,200	4,724,640
Dover Corp.	64,800	2,643,192
Eaton Corp.	47,200	2,999,560
Illinois Tool Works, Inc.	66,800	5,499,644
Ingersoll-Rand Co., Class A	108,000	4,128,840
ITT Industries, Inc.	29,700	3,373,920
Navistar International Corp.*^	19,700	638,871
PACCAR, Inc.^	54,900	3,727,161
Pall Corp.^	39,800	1,094,500
Parker-Hannifin Corp.	38,350	2,466,288

		49,429,380

Road & Rail (0.6%)
Burlington Northern Santa Fe Corp.	119,553	7,149,269
CSX Corp.	69,400	3,225,712
Norfolk Southern Corp.	129,500	5,252,520
Union Pacific Corp.	84,400	6,051,480

		21,678,981

Trading Companies & Distributors (0.0%)
Grainger (W.W.), Inc.	24,300	1,528,956

Total Industrials		398,865,992

Information Technology (15.2%)
Communications Equipment (2.8%)
ADC Telecommunications, Inc.*^	37,214	$850,712
Andrew Corp.*^	51,900	578,685
Avaya, Inc.*^	135,677	1,397,473
CIENA Corp.*^	184,900	488,136
Cisco Systems, Inc.*	2,045,400	36,674,022
Comverse Technology, Inc.*^	64,400	1,691,788
Corning, Inc.*	471,142	9,107,175
JDS Uniphase Corp.*^	527,500	1,171,050
Lucent Technologies, Inc.*^	1,422,586	4,623,405
Motorola, Inc.	790,202	17,455,562
QUALCOMM, Inc.	521,800	23,350,550
Scientific-Atlanta, Inc.	49,000	1,837,990
Tellabs, Inc.*	143,200	1,506,464

		100,733,012

Computers & Peripherals (3.7%)
Apple Computer, Inc.*	265,600	14,238,816
Dell, Inc.*	767,300	26,241,660
EMC Corp.*	771,550	9,983,857
Gateway, Inc.*^	84,300	227,610
Hewlett-Packard Co.	916,972	26,775,582
International Business Machines Corp.	510,800	40,976,376
Lexmark International, Inc., Class A*^	38,000	2,319,900
NCR Corp.*	59,400	1,895,454
Network Appliance, Inc.*^	117,700	2,794,198
QLogic Corp.*^	29,000	991,800
Sun Microsystems, Inc.*	1,091,400	4,278,288

		130,723,541

Electronic Equipment & Instruments (0.3%)
Agilent Technologies, Inc.*	158,123	5,178,528
Jabil Circuit, Inc.*	55,000	1,700,600
Molex, Inc.^	46,350	1,236,618
Sanmina-SCI Corp.*^	165,200	708,708
Solectron Corp.*	311,100	1,216,401
Symbol Technologies, Inc.^	77,700	752,136
Tektronix, Inc.^	27,000	681,210

		11,474,201

Internet Software & Services (0.4%)
Yahoo!, Inc.*	401,300	13,579,992

IT Services (1.0%)
Affiliated Computer Services, Inc., Class A*^	40,200	2,194,920
Automatic Data Processing, Inc.	185,700	7,992,528
Computer Sciences Corp.*	59,100	2,796,021
Convergys Corp.*^	44,800	643,776
Electronic Data Systems Corp.^	166,000	3,725,040
First Data Corp	246,949	9,877,960
Fiserv, Inc.*^	60,200	2,761,374
Paychex, Inc.^ .	106,575	3,951,801
Sabre Holdings Corp., Class A^	41,942	850,584
Unisys Corp.*	108,900	723,096

		35,517,100

Office Electronics (0.1%)
Xerox Corp.*	307,000	4,190,550

Semiconductors & Semiconductor Equipment (3.3%)
Advanced Micro Devices, Inc.*^	127,400	3,210,480
Altera Corp.*	119,200	2,277,912
Analog Devices, Inc.	119,200	4,427,088
Applied Materials, Inc.	519,300	8,807,328
Applied Micro Circuits Corp.*^	97,700	293,100
Broadcom Corp., Class A*	90,500	4,245,355

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Freescale Semiconductor, Inc., Class B*	129,600	$3,055,968
Intel Corp.	1,950,100	48,069,965
KLA-Tencor Corp.^	63,200	3,081,632
Linear Technology Corp.	98,200	3,691,338
LSI Logic Corp.*^	125,000	1,231,250
Maxim Integrated Products, Inc.	104,900	4,473,985
Micron Technology, Inc.*^	197,200	2,622,760
National Semiconductor Corp.^	109,800	2,887,740
Novellus Systems, Inc.*^	44,300	1,111,044
NVIDIA Corp.*^	54,000	1,851,120
PMC-Sierra, Inc.*^	58,300	513,623
Teradyne, Inc.*^	62,900	1,037,850
Texas Instruments, Inc.	519,481	17,610,406
Xilinx, Inc.	111,800	3,113,630

		117,613,574

Software (3.6%)
Adobe Systems, Inc.^	157,300	4,695,405
Autodesk, Inc.	73,100	3,394,764
BMC Software, Inc.*^	69,700	1,470,670
Citrix Systems, Inc.*^	54,500	1,370,130
Computer Associates International, Inc.^	148,225	4,122,137
Compuware Corp.*	124,200	1,179,900
Electronic Arts, Inc.*	97,200	5,529,708
Intuit, Inc.*^	58,000	2,598,980
Mercury Interactive Corp.*^	27,700	1,096,920
Microsoft Corp.	2,948,700	75,870,051
Novell, Inc.*^	122,200	910,390
Oracle Corp.*	1,207,020	14,954,978
Parametric Technology Corp.*^	87,100	607,087
Siebel Systems, Inc.	167,100	1,726,143
Symantec Corp.*	383,290	8,685,352

		128,212,615

Total Information Technology		542,044,585

Materials (2.9%)
Chemicals (1.5%)
Air Products & Chemicals, Inc.	71,000	3,914,940
Ashland, Inc.^	23,800	1,314,712
Dow Chemical Co.	308,701	12,863,571
DuPont (E.I.) de Nemours & Co.	318,426	12,472,746
Eastman Chemical Co.^	26,100	1,225,917
Ecolab, Inc.^	58,900	1,880,677
Engelhard Corp.^	38,400	1,071,744
Hercules, Inc.*^	36,000	439,920
International Flavors & Fragrances, Inc.	26,100	930,204
Monsanto Co.	85,999	5,396,437
PPG Industries, Inc.	54,400	3,219,936
Praxair, Inc.^	103,500	4,960,755
Rohm & Haas Co.^	46,506	1,912,792
Sigma-Aldrich Corp.^	21,600	1,383,696

		52,988,047

Construction Materials (0.1%)
Vulcan Materials Co.^	32,800	2,434,088

Containers & Packaging (0.2%)
Ball Corp.	34,900	1,282,226
Bemis Co.^	34,200	844,740
Pactiv Corp.*	47,900	839,208
Sealed Air Corp.*^	26,517	1,258,497
Temple-Inland, Inc.^	36,200	1,478,770

		5,703,441

Metals & Mining (0.7%)
Alcoa, Inc.	279,148	6,816,794
Allegheny Technologies, Inc.^	26,850	831,813
Freeport-McMoRan Copper & Gold, Inc., Class B^	56,800	$2,759,912
Newmont Mining Corp.	142,800	6,735,876
Nucor Corp.	50,000	2,949,500
Phelps Dodge Corp.^	31,048	4,034,067
United States Steel Corp.	36,600	1,550,010

		25,677,972

Paper & Forest Products (0.4%)
Georgia-Pacific Corp.	83,304	2,837,334
International Paper Co.^	156,935	4,676,663
Louisiana-Pacific Corp.	35,400	980,226
MeadWestvaco Corp.	58,859	1,625,686
Weyerhaeuser Co.	78,400	5,390,000

		15,509,909

Total Materials		102,313,457

Telecommunication Services (3.1%)
Diversified Telecommunication Services (3.1%)
ALLTEL Corp.	122,200	7,956,442
AT&T Corp.	256,623	5,081,135
BellSouth Corp.^	586,400	15,422,320
CenturyTel, Inc.^	41,550	1,453,419
Citizens Communications Co.^	109,800	1,487,790
Qwest Communications International, Inc.*	488,043	2,000,976
SBC Communications, Inc.^	1,057,433	25,346,669
Sprint Nextel Corp.	938,691	22,322,072
Verizon Communications, Inc.	885,046	28,932,154

Total Telecommunication Services		110,002,977

Utilities (3.6%)
Electric Utilities (2.4%)
Allegheny Energy, Inc.*^	52,100	1,600,512
Ameren Corp.^	65,200	3,487,548
American Electric Power Co., Inc.	125,880	4,997,436
CenterPoint Energy, Inc.^	99,000	1,472,130
Cinergy Corp.	63,600	2,824,476
DTE Energy Co.^	56,900	2,609,434
Edison International, Inc.	104,300	4,931,304
Entergy Corp.	66,500	4,942,280
Exelon Corp.	214,600	11,468,224
FirstEnergy Corp .	105,601	5,503,924
FPL Group, Inc.	126,100	6,002,360
PG&E Corp.^	119,400	4,686,450
Pinnacle West Capital Corp.^	31,600	1,392,928
PPL Corp.^	121,488	3,927,707
Progress Energy, Inc.^	80,400	3,597,900
Southern Co.^	239,000	8,546,640
TECO Energy, Inc.^	66,500	1,198,330
TXU Corp.	76,900	8,680,472
Xcel Energy, Inc.^	128,845	2,526,650

		84,396,705

Gas Utilities (0.1%)
KeySpan Corp.^	55,800	2,052,324
Nicor, Inc.^	14,100	592,623
NiSource, Inc.^	87,159	2,113,606
Peoples Energy Corp.^	12,200	480,436

		5,238,989

Multi-Utilities & Unregulated Power (1.1%)
AES Corp.*^	209,000	3,433,870
Calpine Corp.*^	181,700	470,603
CMS Energy Corp.*^	70,100	1,153,145
Consolidated Edison, Inc.^	78,200	3,796,610
Constellation Energy Group, Inc.	57,000	3,511,200
Dominion Resources, Inc.	109,123	9,399,855
Duke Energy Corp.^	296,460	8,647,738

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Dynegy, Inc., Class A*^	91,613	$431,497
Public Service Enterprise Group, Inc.^	76,500	4,923,540
Sempra Energy^	82,022	3,859,956

		39,628,014

Total Utilities		129,263,708

Total Common Stocks (99.6%) (Cost $3,150,687,831)		3,547,184,116

	Principal Amount
SHORT-TERM INVESTMENTS:
Government Security (0.1%)
U.S. Treasury Bills
3.34%, 1/12/06 (o)(p)	$2,500,000	2,476,100

Short-Term Investments of Cash Collateral for Securities Loaned (8.8%)
Alpine Securitization Corp.
3.77%, 10/24/05	14,948,300	14,948,300
Bank of Nova Scotia Toronto
3.79%, 11/1/05	12,000,000	12,000,000
Branch Banking & Trust Grand
3.79%, 11/1/05	11,412,305	11,412,305
CC USA, Inc.
3.99%, 10/28/05(l)	3,000,830	3,000,830
Den Danske Copenhagen
3.78%, 11/1/05	12,000,000	12,000,000
Deutsche Bank London
3.90%, 10/3/05	10,000,000	10,000,000
Dexia Bank BXL
3.91%, 10/3/05	20,000,000	20,000,000
European Bank Recon & Dev, LDN
3.92%, 10/3/05	20,000,000	20,000,000
Fortis Bank, Brussels
3.79%, 11/1/05	12,000,000	12,000,000
General Electric Capital Corp.
4.03%, 3/29/06 (l)	5,001,233	5,001,233
HBOS Treasury Services plc
3.89%, 10/3/05	20,000,000	20,000,000
ING Belgium S.A. N.V.
3.91%, 10/3/05	12,746,161	12,746,161
ING USA
3.86%, 11/18/05	5,000,000	5,000,000
IXIS Corporate & Investment
3.91%, 10/3/05	20,000,000	20,000,000
Landesbank Baden
3.90%, 10/3/05	$20,000,000	$20,000,000
Lloyds Bank plc London
3.78%, 11/1/05	12,000,000	12,000,000
Mane Funding Corp.
3.78%, 10/26/05	14,952,875	14,952,875
Rabobank, London
3.90%, 10/3/05	20,000,000	20,000,000
Societe Generale, G.C.
3.92%, 10/3/05	20,000,000	20,000,000
Svenska Stockholm
3.80%, 11/1/05	12,000,000	12,000,000
Swedbank N.Y.
3.76%, 7/14/06 (l)	2,998,681	2,998,681
Thames Asset Global Securities
3.77%, 10/21/05	19,937,333	19,937,333
Ulster Bank Ltd., Belfast
3.80%, 11/1/05	12,000,000	12,000,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		311,997,718

Time Deposit (0.3%)
JPMorgan Chase Nassau
3.32%, 10/3/05	12,222,682	12,222,682

Total Short-Term Investments (9.2%) (Amortized Cost $326,696,439)		326,696,500

Total Investments (108.8%) (Cost/Amortized Cost $3,477,384,270)		3,873,880,616
Other Assets Less Liabilities (-8.8%)		(314,123,999)

Net Assets (100%)		$3,559,756,617

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2005.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2005.

(p)	Yield to maturity.

Glossary:

REIT — Real Estate Investment Trust

At September 30, 2005 the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 9/30/05	Unrealized Appreciation
S&P 500 Index	9	December-05	$2,746,575	$2,777,175	$30,600

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2005 (Unaudited)

Investment security transactions for the nine months ended September 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$192,385,761
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$248,598,896

As of September 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$816,507,483
Aggregate gross unrealized depreciation	(424,731,482)

Net unrealized appreciation	$391,776,001

Federal income tax cost of investments	$3,482,104,615

At September 30, 2005, the Portfolio had loaned securities with a total value of $309,225,701. This was secured by collateral of $311,997,718 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $1,958,724, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

The Portfolio has a net capital loss carryforward of $35,934,237 which expires in the year 2010.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EVERGREEN OMEGA PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (15.4%)
Hotels, Restaurants & Leisure (2.9%)
Shuffle Master, Inc.*^	60,000	$1,585,800
Starwood Hotels & Resorts Worldwide, Inc.	37,500	2,143,875
Station Casinos, Inc.	28,000	1,858,080

		5,587,755

Household Durables (1.0%)
Fortune Brands, Inc.	24,000	1,951,920

Internet & Catalog Retail (1.9%)
Amazon.com, Inc.*	43,000	1,947,900
eBay, Inc.*	43,400	1,788,080

		3,735,980

Media (2.4%)
Lamar Advertising Co., Class A*^	55,000	2,494,800
Omnicom Group, Inc.	25,000	2,090,750

		4,585,550

Specialty Retail (5.2%)
Best Buy Co., Inc.	83,750	3,645,637
Chico’s FAS, Inc.*	120,000	4,416,000
Lowe’s Cos., Inc.	30,000	1,932,000

		9,993,637

Textiles, Apparel & Luxury Goods (2.0%)
Coach, Inc.*	87,000	2,728,320
Wolverine World Wide, Inc.^	55,000	1,157,750

		3,886,070

Total Consumer Discretionary		29,740,912

Consumer Staples (2.9%)
Food & Staples Retailing (1.2%)
United Natural Foods, Inc.*^	48,300	1,707,888
Walgreen Co.	15,000	651,750

		2,359,638

Household Products (1.7%)
Procter & Gamble Co.	55,000	3,270,300

Total Consumer Staples		5,629,938

Energy (11.9%)
Energy Equipment & Services (5.4%)
Diamond Offshore Drilling, Inc.	56,000	3,430,000
Halliburton Co.	27,000	1,850,040
National Oilwell Varco, Inc.*	28,000	1,842,400
Weatherford International Ltd.*	48,000	3,295,680

		10,418,120

Oil & Gas (6.5%)
Apache Corp.	40,700	3,061,454
Devon Energy Corp.	44,500	3,054,480
Tesoro Corp.	23,000	1,546,520
XTO Energy, Inc.	105,733	4,791,820

		12,454,274

Total Energy		22,872,394

Financials (3.3%)
Capital Markets (2.3%)
Goldman Sachs Group, Inc.	18,000	2,188,440
Legg Mason, Inc.	20,000	2,193,800

		4,382,240

Insurance (1.0%)
Prudential Financial, Inc.	30,000	2,026,800

Total Financials		6,409,040

Health Care (26.0%)
Biotechnology (5.3%)
Amgen, Inc.*	26,000	2,071,420
Biogen Idec, Inc.*	110,000	4,342,800
CV Therapeutics, Inc.*^	35,000	$936,250
Martek Biosciences Corp.*^	43,500	1,528,155
Protein Design Labs, Inc.*^	50,000	1,400,000

		10,278,625

Health Care Equipment & Supplies (8.9%)
Alcon, Inc.	32,000	4,092,160
Baxter International, Inc.	60,000	2,392,200
Cooper Cos., Inc.^	28,000	2,145,080
Fisher Scientific International, Inc.*	25,000	1,551,250
Medtronic, Inc.	58,280	3,124,974
St. Jude Medical, Inc.*	83,300	3,898,440

		17,204,104

Health Care Providers & Services (8.7%)
Aetna, Inc.	34,000	2,928,760
American Healthways, Inc.*^	51,500	2,183,600
Caremark Rx, Inc.*	54,900	2,741,157
Coventry Health Care, Inc.*	25,000	2,150,500
DaVita, Inc.*	30,000	1,382,100
UnitedHealth Group, Inc.	60,000	3,372,000
WellPoint, Inc.*	25,000	1,895,500

		16,653,617

Pharmaceuticals (3.1%)
Endo Pharmaceuticals Holdings, Inc.*^	130,000	3,467,100
Johnson & Johnson	40,000	2,531,200

		5,998,300

Total Health Care		50,134,646

Industrials (5.8%)
Aerospace & Defense (1.4%)
Lockheed Martin Corp.	42,500	2,594,200

Commercial Services & Supplies (0.5%)
Cintas Corp.	25,000	1,026,250

Electrical Equipment (1.2%)
Cooper Industries Ltd., Class A	32,900	2,274,706

Industrial Conglomerates (1.8%)
General Electric Co.	102,000	3,434,340

Machinery (0.9%)
Pall Corp.	63,000	1,732,500

Total Industrials		11,061,996

Information Technology (27.4%)
Communications Equipment (7.1%)
Corning, Inc.*	102,000	1,971,660
Motorola, Inc.	178,000	3,932,020
QUALCOMM, Inc.	104,400	4,671,900
Sonus Networks, Inc.*^	526,000	3,050,800

		13,626,380

Computers & Peripherals (2.9%)
Apple Computer, Inc.*	66,000	3,538,260
Dell, Inc.*	60,000	2,052,000

		5,590,260

Internet Software & Services (2.1%)
Google, Inc., Class A*	6,300	1,993,698
Yahoo!, Inc.*	60,000	2,030,400

		4,024,098

IT Services (1.2%)
Cognizant Technology Solutions Corp., Class A*	51,600	2,404,044

EQ ADVISORS TRUST

EQ/EVERGREEN OMEGA PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Semiconductors & Semiconductor Equipment (6.3%)
Altera Corp.*	131,000	$2,503,410
Marvell Technology Group Ltd.*	63,000	2,904,930
MEMC Electronic Materials, Inc.*	130,000	2,962,700
Microchip Technology, Inc.	65,000	1,957,800
Micron Technology, Inc.*	133,000	1,768,900

		12,097,740

Software (7.8%)
Autodesk, Inc.	72,300	3,357,612
Cadence Design Systems, Inc.*	160,000	2,585,600
Microsoft Corp.	245,000	6,303,850
Oracle Corp.*	220,000	2,725,800

		14,972,862

Total Information Technology		52,715,384

Materials (3.7%)
Construction Materials (1.6%)
Martin Marietta Materials, Inc.	38,000	2,981,480

Metals & Mining (2.1%)
Foundation Coal Holdings, Inc.^	55,000	2,114,750
Massey Energy Co.^	39,400	2,012,158

		4,126,908

Total Materials		7,108,388

Total Common Stocks (96.4%) (Cost $163,018,405)		185,672,698

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Funds of Cash Collateral for Securities Loaned (9.5%)
CC USA, Inc.
3.99%, 10/28/05 (l)	$1,000,277	$1,000,277
Nomura Securities
3.87%, 10/3/05	17,267,212	17,267,211

Total Short-Term Funds of Cash Collateral for Securities Loaned		18,267,488

Time Deposit (3.5%)
JPMorgan Chase Nassau
3.32%, 10/3/05	6,854,775	6,854,775

Total Short-Term Investments (13.0%) (Amortized Cost $25,122,263)		25,122,263

Total Investments (109.4%) (Cost/Amortized Cost $188,140,668)		210,794,961

Other Assets Less Liabilities (-9.4%)		(18,155,404)

Net Assets (100%)		$192,639,557

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2005.

Investment security transactions for the nine months ended September 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$197,535,726
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$197,077,961

As of September 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$24,924,274
Aggregate gross unrealized depreciation	(2,871,346)

Net unrealized appreciation	$22,052,928

Federal income tax cost of investments	$188,742,033

At September 30, 2005, the Portfolio had loaned securities with a total value of $18,081,607. This was secured by collateral of $18,267,488 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $13,276, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

For the nine months ended September 30, 2005, the Portfolio incurred approximately $700 as brokerage commissions with Bernstein (Sanford C.) & Co. and $720 as brokerage commissions with Wachovia Bank NA, affiliated broker/dealers.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FI MID CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (23.9%)
Auto Components (0.1%)
Johnson Controls, Inc.	14,300	$887,315

Commercial Services & Supplies (1.2%)
Knoll, Inc.	892,500	16,377,375

Hotels, Restaurants & Leisure (2.0%)
Las Vegas Sands Corp.*	254,800	8,385,468
Royal Caribbean Cruises Ltd.^	342,900	14,813,280
Sportingbet.com (UK) plc *	607,995	3,389,874

		26,588,622

Household Durables (7.6%)
Harman International Industries, Inc.	975,400	99,754,158

Internet & Catalog Retail (0.4%)
eBay, Inc.*	136,800	5,636,160

Leisure Equipment & Products (1.9%)
Eastman Kodak Co.^	1,015,630	24,710,278

Media (5.1%)
DreamWorks Animation SKG, Inc., Class A*	98,420	2,722,297
EchoStar Communications Corp., Class A	393,382	11,632,306
Getty Images, Inc.*^	262,400	22,576,896
Omnicom Group, Inc.	204,600	17,110,698
Salem Communications Corp., Class A*^	685,004	12,631,474

		66,673,671

Specialty Retail (4.8%)
Aeropostale, Inc.*^	394,800	8,389,500
Blockbuster, Inc., Class A	103,300	490,675
Electronics Boutique Holdings Corp.*	134,000	8,420,560
GameStop Corp., Class A*^	84,800	2,668,656
Pep Boys Manny, Moe & Jack^	1,040,100	14,394,984
Tiffany & Co.	695,800	27,671,966
Urban Outfitters, Inc.*	12,500	367,500

		62,403,841

Textiles, Apparel & Luxury Goods (0.8%)
Phillips-Van Heusen Corp.^	338,200	10,490,964

Total Consumer Discretionary		313,522,384

Consumer Staples (4.1%)
Beverages (1.2%)
Molson Coors Brewing Co.^	255,100	16,328,951

Food & Staples Retailing (2.9%)
Safeway, Inc.	1,486,300	38,049,280

Total Consumer Staples		54,378,231

Energy (11.2%)
Energy Equipment & Services (8.5%)
Grant Prideco, Inc.*	524,360	21,315,234
Halliburton Co.	67,200	4,604,544
National Oilwell Varco, Inc.*	730,442	48,063,083
SEACOR Holdings, Inc.*^	167,900	12,186,182
Weatherford International Ltd.*	371,070	25,477,666

		111,646,709

Oil & Gas (2.7%)
Goodrich Petroleum Corp.*^	454,000	10,655,380
Tesoro Corp.	370,800	$24,932,592

		35,587,972

Total Energy		147,234,681

Financials (2.4%)
Capital Markets (0.7%)
Greenhill & Co., Inc.^	214,000	8,921,660

Commercial Services & Supplies (0.3%)
Global Cash Access, Inc.*^	290,500	4,096,050

Diversified Financial Services (1.4%)
Calamos Asset Management, Inc., Class A^	500,148	12,343,652
Lazard Ltd., Class A^	236,400	5,980,920

		18,324,572

Real Estate (0.0%)
Sinochem Hong Kong Holding Ltd*	4,634,200	812,415

Total Financials		32,154,697

Health Care (4.4%)
Biotechnology (1.6%)
Neurocrine Biosciences, Inc.*^	435,800	21,437,002

Health Care Equipment & Supplies (2.2%)
Bard (C.R.), Inc.	10,400	686,712
Cytyc Corp.*	1,044,200	28,036,770

		28,723,482

Health Care Providers & Services (0.6%)
Health Net, Inc.*	53,400	2,526,888
Service Corp. International	704,200	5,837,818

		8,364,706

Total Health Care		58,525,190

Industrials (8.7%)
Aerospace & Defense (2.0%)
ARGON ST, Inc.*^	87,743	2,574,380
Empresa Brasileira de Aeronautica S.A. (ADR)^	512,100	19,767,060
Essex Corp.*^	155,700	3,374,019

		25,715,459

Airlines (0.1%)
U.S. Airways, Inc.*	38,700	813,087

Commercial Services & Supplies (2.7%)
Career Education Corp.*^	518,837	18,449,844
Universal Technical Institute, Inc.*^	294,740	10,495,691
Wright Express Corp.*^	312,900	6,755,511

		35,701,046

Construction & Engineering (1.1%)
Fluor Corp.	197,100	12,689,298
Grupo Aeroportuario del Sureste S.A. de C.V. (ADR)	34,500	1,376,550

		14,065,848

Industrial Conglomerates (0.2%)
Smiths Group plc	192,500	3,265,892

Machinery (0.9%)
Flowserve Corp.*^	340,300	12,369,905

Marine (0.8%)
Diana Shipping, Inc.^	440,500	7,268,250
DryShips, Inc.^	209,100	3,602,793

		10,871,043

EQ ADVISORS TRUST

EQ/FI MID CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Road & Rail (0.9%)
Norfolk Southern Corp.	283,780	$11,510,117

Total Industrials		114,312,397

Information Technology (13.9%)
Communications Equipment (8.2%)
Andrew Corp.*	534,000	5,954,100
Comverse Technology, Inc.*	388,268	10,199,801
Harris Corp.	348,200	14,554,760
Juniper Networks, Inc.*	418,975	9,967,415
Motorola, Inc.	521,700	11,524,353
Nokia OYJ (ADR)	1,451,500	24,544,865
Research In Motion Ltd.*^	456,280	31,209,552

		107,954,846

Computers & Peripherals (0.8%)
Network Appliance, Inc.*	31,500	747,810
SanDisk Corp.*^	187,600	9,051,700

		9,799,510

Electronic Equipment & Instruments (2.0%)
Agilent Technologies, Inc.*	90,300	2,957,325
CDW Corp^	148,721	8,762,641
Flir Systems, Inc.*	7,700	227,766
Symbol Technologies, Inc.^	1,110,800	10,752,544
Trimble Navigation Ltd.*	106,500	3,587,985

		26,288,261

Internet Software & Services (1.2%)
Google, Inc., Class A*	41,998	13,290,687
Openwave Systems, Inc.*^	124,500	2,238,510

		15,529,197

Semiconductors & Semiconductor Equipment (1.7%)
NVIDIA Corp.*	410,700	14,078,796
Silicon Laboratories, Inc.*	288,200	8,758,398

		22,837,194

Total Information Technology		182,409,008

Materials (10.2%)
Chemicals (6.3%)
Ashland, Inc.	103,600	5,722,864
Monsanto Co.	431,600	27,082,900
Mosaic Co.*^	918,500	14,714,370
Potash Corp. of Saskatchewan, Inc. (New York Exchange)	42,300	3,948,632
Potash Corp. of Saskatchewan, Inc. (Toronto Exchange)	337,600	31,504,832

		82,973,598

Construction Materials (2.2%)
Martin Marietta Materials, Inc.	153,400	12,035,764
Texas Industries, Inc^	303,200	16,494,080

		28,529,844

Containers & Packaging (0.3%)
Pactiv Corp.*	196,900	3,449,688

Metals & Mining (1.4%)
Novelis, Inc. (New York Exchange)^	196,000	4,202,240
Novelis, Inc. (Toronto Exchange)	671,000	14,378,571

		18,580,811

Total Materials		133,533,941

Telecommunication Services (18.2%)
Diversified Telecommunication Services (11.8%)
Arbinet-thexchange, Inc.*^	1,550,300	11,162,160
Citizens Communications Co.	1,486,549	$20,142,739
Philippine Long Distance Telephone Co. (ADR)^	405,500	12,347,475
Sprint Nextel Corp.	4,694,220	111,628,552

		155,280,926

Wireless Telecommunication Services (6.4%)
American Tower Corp., Class A*	1,641,290	40,950,185
Crown Castle International Corp*	627,000	15,443,010
Hutchison Telecommunications International Ltd. (ADR)*^	1,277,900	27,538,745

		83,931,940

Total Telecommunication Services		239,212,866

Utilities (0.4%)
Multi-Utilities & Unregulated Power (0.4%)
Reliant Energy, Inc.*	309,000	4,770,960

Total Utilities		4,770,960

Total Common Stocks (97.4%) (Cost $1,118,140,217)		1,280,054,355

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (20.5%)
Bavaria TRR Corp.
3.72%, 10/6/05	$9,976,297	9,976,297
CC USA, Inc.
3.83%, 11/28/05 (l)	15,003,343	15,003,343
CIC N.Y.
3.76%, 12/22/05	2,000,000	2,000,000
Citigroup Funding, Inc.
3.68%, 10/17/05	4,968,483	4,968,483
General Electric Capital Corp.
4.03%, 3/29/06 (l)	7,001,727	7,001,727
4.04%, 5/12/06 (l)	5,007,853	5,007,853
General Electric Co.
3.64%, 10/24/05 (l)	5,000,776	5,000,776
Goldman Sachs Group LP
3.75%, 2/15/06 (l)	2,000,051	2,000,051
4.08%, 10/2/06	10,000,000	10,000,000
ING USA
3.86%, 11/18/05	5,000,000	5,000,000
IXIS Corporate & Investment
3.69%, 10/13/05	10,000,000	10,000,000
Merrill Lynch & Co., Inc.
3.67%, 10/19/06 (l)	11,000,000	11,000,000
Metropolitan Life Global Funding
3.95%, 3/17/06 (l)	4,998,972	4,998,972
Nomura Securities
3.87%, 10/3/05	142,478,006	142,478,006
Nordeutsche Landesbank N.Y.
3.85%, 3/30/06 (l)	19,993,201	19,993,201
Unicredito Italiano N.Y.
3.51%, 10/4/06 (l)	10,063,475	10,063,475
Wells Fargo & Co.
4.05%, 10/1/07 (l)	5,000,000	5,000,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		269,492,184

EQ ADVISORS TRUST

EQ/FI MID CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
Time Deposit (5.7%)
JPMorgan Chase Nassau
3.32%, 10/3/05	$74,110,866	$74,110,866

Total Short-Term Investments (26.2%) (Amortized Cost $343,603,050)		343,603,050

Total Investments (123.6%) (Cost/Amortized Cost $1,461,743,267)		1,623,657,405
Other Assets Less Liabilities (-23.6%)		(310,193,230)

Net Assets (100%)		$1,313,464,175

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2005.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the nine months ended September 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,167,202,382
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$1,101,136,297

As of September 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$193,905,260
Aggregate gross unrealized depreciation	(35,408,473)

Net unrealized appreciation	$158,496,787

Federal income tax cost of investments	$1,465,160,618

At September 30, 2005, the Portfolio had loaned securities with a total value of $262,876,422. This was secured by collateral of $269,492,184 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FI SMALL/MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (14.8%)
Auto Components (0.9%)
Aftermarket Technology Corp.*^	267,800	$4,924,842
BorgWarner, Inc.^	43,600	2,461,656
Keystone Automotive Industries, Inc.*^	185,865	5,354,771
Noble International Ltd.^	104,200	2,517,472

		15,258,741

Automobiles (0.2%)
Monaco Coach Corp.^	54,700	806,278
Nissan Motor Co., Ltd.	223,129	2,551,396

		3,357,674

Distributors (0.6%)
Advanced Marketing Services, Inc.*	243,226	1,179,646
BlueLinx Holdings, Inc.^	234,500	3,151,680
Prestige Brands Holdings, Inc.*^	482,600	5,945,632

		10,276,958

Hotels, Restaurants & Leisure (3.2%)
Ambassadors Group, Inc.^	207,230	4,621,229
Applebee International, Inc.	287,059	5,939,251
Brinker International, Inc.*	177,160	6,654,129
Carnival Corp.	72,200	3,608,556
CBRL Group, Inc.	19,100	642,906
Dominos Pizza, Inc.^	361,200	8,423,184
Fox & Hound Restaurant Group*	69,400	706,492
Harrah’s Entertainment, Inc.	16,290	1,061,945
Hilton Hotels Corp.	69,400	1,549,008
Outback Steakhouse, Inc.	166,300	6,086,580
Royal Caribbean Cruises Ltd.^	228,460	9,869,472
Wendy’s International, Inc.	45,800	2,067,870
WMS Industries, Inc.*	111,800	3,144,934

		54,375,556

Household Durables (1.3%)
Blount International, Inc.*^	151,500	2,672,460
Jarden Corp.*^	312,400	12,830,268
Matsushita Electric Industrial Co., Ltd.	82,000	1,391,265
Newell Rubbermaid, Inc.	170,900	3,870,885
Sony Corp. (ADR)	29,900	992,381

		21,757,259

Internet & Catalog Retail (0.3%)
Insight Enterprises, Inc.*^	225,200	4,188,720
Varsity Group, Inc.*	53,424	266,666

		4,455,386

Leisure Equipment & Products (1.0%)
Brunswick Corp.	110,800	4,180,484
Eastman Kodak Co.^	360,200	8,763,666
K2, Inc.*^	156,200	1,780,680
RC2 Corp.*^	39,770	1,342,635

		16,067,465

Media (2.0%)
Citadel Broadcasting Corp.*^	22,300	306,179
Clear Channel Communications, Inc.	97,200	3,196,908
E.W. Scripps Co., Class A	65,969	3,296,471
Emmis Communications Corp., Class A*^	97,726	2,158,767
Gannett Co., Inc.	44,400	3,056,052
Lamar Advertising Co., Class A*^	82,844	3,757,804
New Frontier Media, Inc.*	473,162	2,848,435
New York Times Co., Class A^	101,600	3,022,600
Reader’s Digest Association, Inc. (Non-Voting)^	194,900	$3,112,553
Saga Communications, Inc., Class A*^	289,615	3,851,880
Tribune Co.	83,800	2,839,982
Viacom, Inc., Class B	83,043	2,741,249

		34,188,880

Multiline Retail (0.5%)
Big Lots, Inc.*^	342,320	3,762,097
Family Dollar Stores, Inc.	212,500	4,222,375

		7,984,472

Specialty Retail (4.1%)
AnnTaylor Stores Corp.*^	249,300	6,618,915
Asbury Automotive Group, Inc.*^	204,200	3,477,526
Autonation, Inc.*^	87,600	1,749,372
Big 5 Sporting Goods Corp.^	254,700	6,077,142
Blockbuster, Inc., Class A^	11,991	56,957
Gap, Inc.	205,800	3,587,094
Group 1 Automotive, Inc.*^	49,000	1,352,400
HOT Topic, Inc.*^	98,835	1,518,106
Linens ‘N Things, Inc.*^	106,800	2,851,560
Lithia Motors, Inc.^	135,947	3,939,744
Men’s Wearhouse, Inc.*	119,500	3,190,650
Office Depot, Inc.*	74,900	2,224,530
OfficeMax, Inc.	42,700	1,352,309
Pacific Sunwear of California, Inc.*	129,600	2,778,624
PETCO Animal Supplies, Inc.*^	270,100	5,715,316
Pier 1 Imports, Inc.^	358,900	4,044,803
Pomeroy IT Solutions, Inc.*^	99,484	1,130,138
Regis Corp.	130,400	4,931,728
Select Comfort Corp.*^	7,900	157,842
Sports Authority, Inc.*^	132,900	3,912,576
TBC Corp.*^	78,649	2,712,604
Tiffany & Co.	142,700	5,675,179
Whitehall Jewelers, Inc.*	344,400	582,036

		69,637,151

Textiles, Apparel & Luxury Goods (0.7%)
Liz Claiborne, Inc.	180,300	7,089,396
Perry Ellis International, Inc.*^	144,784	3,147,604
Warnaco Group, Inc.*^	56,590	1,239,887

		11,476,887

Total Consumer Discretionary		248,836,429

Consumer Staples (2.3%)
Beverages (0.2%)
Coca-Cola Enterprises, Inc.	88,846	1,732,497
Cott Corp. (New York Exchange)*^	42,900	759,330
Cott Corp.(Toronto Exchange)*	49,300	869,950

		3,361,777

Food & Staples Retailing (1.4%)
BJ’s Wholesale Club, Inc.*	395,000	10,981,000
Safeway, Inc.	462,140	11,830,784

		22,811,784

Food Products (0.4%)
Corn Products International, Inc.^	90,700	1,829,419
Dean Foods Co.*	116,210	4,515,920
Treehouse Foods, Inc.*	25,102	674,742

		7,020,081

Household Products (0.3%)
Colgate-Palmolive Co.	96,900	5,115,351

EQ ADVISORS TRUST

EQ/FI SMALL/MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Personal Products (0.0%)
NBTY, Inc.*^	27,900	$655,650

Total Consumer Staples		38,964,643

Energy (10.5%)
Energy Equipment & Services (6.2%)
Baker Hughes, Inc.	101,690	6,068,859
BJ Services Co.	133,000	4,786,670
Cooper Cameron Corp.*	94,010	6,950,159
ENSCO International, Inc.	74,100	3,452,319
FMC Technologies, Inc.*^	69,500	2,926,645
GlobalSantaFe Corp.	79,400	3,622,228
Grant Prideco, Inc.*	145,600	5,918,640
Halliburton Co.	157,800	10,812,456
Helmerich & Payne, Inc.	100,000	6,039,000
Nabors Industries Ltd.*	61,200	4,395,996
National Oilwell Varco, Inc.*	148,400	9,764,720
Noble Corp.	73,900	5,059,194
Offshore Logistics, Inc.*^	84,000	3,108,000
Oil States International, Inc.*^	342,900	12,450,699
Pride International, Inc.*	64,700	1,844,597
Smith International, Inc.^	63,900	2,128,509
Superior Energy Services, Inc.*^	187,500	4,329,375
Transocean, Inc.*	85,300	5,229,743
Unit Corp.*	96,400	5,328,992
Weatherford International Ltd.*	8,700	597,342

		104,814,143

Oil & Gas (4.3%)
Atlas America, Inc.*	53,200	2,598,820
Encore Acquisition Co.*^	235,050	9,131,693
Energy Partners Ltd.*^	137,900	4,305,238
Forest Oil Corp.*^	113,900	5,934,190
Holly Corp.	116,100	7,428,078
KCS Energy, Inc.*^	177,500	4,886,575
McMoRan Exploration Co.*^	49,200	956,448
OMI Corp.^	24,000	428,880
Petroleum Development Corp.*^	97,400	3,734,316
Plains Exploration & Production Co.*	254,000	10,876,280
Valero Energy Corp.	37,954	4,291,079
Vintage Petroleum, Inc.	153,000	6,985,980
Whiting Petroleum Corp.*^	96,800	4,243,712
World Fuel Services Corp.^	177,300	5,753,385

		71,554,674

Total Energy		176,368,817

Financials (14.9%)
Capital Markets (1.1%)
Janus Capital Group, Inc.^	248,260	3,587,357
Lehman Brothers Holdings, Inc.	41,600	4,845,568
Merrill Lynch & Co., Inc.	100,700	6,177,945
Nuveen Investments, Inc., Class A^	37,900	1,492,881
State Street Corp.	48,400	2,367,728

		18,471,479

Commercial Banks (2.0%)
Bank of America Corp.	69,698	2,934,286
EuroBancshares, Inc.*^	183,946	2,742,635
Hanmi Financial Corp.^	324,841	5,830,896
Nara Bancorp, Inc.^	81,345	1,216,108
Oriental Financial Group, Inc.^	224,600	2,749,104
Santander BanCorp^	37,600	926,088
Southwest Bancorp, Inc./Oklahoma^	30,267	664,966
UCBH Holdings, Inc.^	321,228	5,884,897
UnionBanCal Corp.^	55,660	$3,880,615
Wachovia Corp.	103,730	4,936,511
Wilshire Bancorp, Inc.^	115,922	1,773,606

		33,539,712

Consumer Finance (0.1%)
Capital One Financial Corp.	16,300	1,296,176

Diversified Financial Services (0.4%)
Citigroup, Inc.	21,700	987,784
Marlin Business Services, Inc.*^	217,773	5,017,490

		6,005,274

Insurance (7.0%)
Aflac, Inc.	167,520	7,588,656
Ambac Financial Group, Inc.	64,100	4,619,046
Amerus Group Co.^	85,900	4,928,083
Aspen Insurance Holdings Ltd.	220,800	6,524,640
Axis Capital Holdings Ltd.	7,800	222,378
Berkshire Hathaway, Inc., Class A*	61	5,002,000
Fidelity National Financial, Inc.	277,300	12,345,396
Hilb, Rogal & Hobbs Co.^	204,000	7,613,280
IPC Holdings Ltd.	61,496	2,007,845
LandAmerica Financial Group, Inc.^	57,500	3,717,375
Marsh & McLennan Cos., Inc.	39,900	1,212,561
MBIA, Inc.^	95,200	5,771,024
MetLife, Inc.	95,600	4,763,748
Montpelier Reinsurance Holdings Ltd.^	302,300	7,512,155
PartnerRe Ltd.	2,100	134,505
Philadelphia Consolidated Holdings Corp.*^	168,900	14,339,610
Protective Life Corp.	53,000	2,182,540
Prudential Financial, Inc.	54,500	3,682,020
Reinsurance Group of America, Inc.^	51,600	2,306,520
Scottish Annuity & Life Holdings Ltd.^	203,650	4,855,016
St. Paul Travelers Cos., Inc.	117,275	5,262,129
Stancorp Financial Group, Inc.	67,200	5,658,240
Universal American Financial Corp.*^	174,700	3,972,678
Willis Group Holdings Ltd.	38,700	1,453,185

		117,674,630

Real Estate (2.1%)
Alexandria Real Estate Equities, Inc. (REIT)	32,800	2,712,232
CenterPoint Properties Trust (REIT)	66,320	2,971,136
Digital Realty Trust, Inc. (REIT)	31,000	558,000
Duke Realty Corp. (REIT)^	70,820	2,399,381
Education Realty Trust, Inc. (REIT)	223,800	3,737,460
Equity Office Properties Trust (REIT)	66,600	2,178,486
Equity Residential Properties Trust (REIT)	55,500	2,100,675
General Growth Properties, Inc. (REIT)	112,360	5,048,335
GMH Communities Trust (REIT)^	82,600	1,211,742
Kimco Realty Corp. (REIT)	61,800	1,941,756
Reckson Associates Realty Corp. (REIT)	78,300	2,705,265

EQ ADVISORS TRUST

EQ/FI SMALL/MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Trizec Properties, Inc. (REIT)	88,000	$2,029,280
United Dominion Realty Trust, Inc. (REIT)	91,200	2,161,440
Vornado Realty Trust (REIT)	41,200	3,568,744
Windrose Medical Properties Trust (REIT)^	10,300	157,384

		35,481,316

Thrifts & Mortgage Finance (2.2%)
Countrywide Financial Corp.	134,930	4,449,991
Doral Financial Corp.^	244,300	3,193,001
Fannie Mae	94,800	4,248,936
Federal Agricultural Mortgage Corp., Class C^	147,900	3,599,886
Flushing Financial Corp.^	151,178	2,474,784
Freddie Mac	76,000	4,290,960
NetBank, Inc.^	180,758	1,502,099
R&G Financial Corp., Class B^	290,800	3,998,500
Rainier Pacific Financial Group, Inc.	116,323	1,814,639
Sterling Financial Corp./Washington^	153,350	3,458,042
W Holding Co., Inc.	452,462	4,325,537

		37,356,375

Total Financials		249,824,962

Health Care (14.3%)
Biotechnology (0.5%)
Biogen Idec, Inc.*	52,700	2,080,596
Cephalon, Inc.*^	75,900	3,523,278
Global Bio-Chem Technology Group Co., Ltd.	1,002,000	458,522
MedImmune, Inc.*	57,000	1,918,050
Millennium Pharmaceuticals, Inc.*	37,380	348,756
Onyx Pharmaceuticals, Inc.*^	30,710	767,136

		9,096,338

Health Care Equipment & Supplies (3.5%)
Baxter International, Inc.	345,070	13,757,941
Becton, Dickinson & Co.	89,240	4,678,853
Conmed Corp.*^	79,719	2,222,566
Dade Behring Holdings, Inc.	96,720	3,545,755
Fisher Scientific International, Inc.*	311,769	19,345,266
Hospira, Inc.*	32,300	1,323,331
Merit Medical Systems, Inc.*^	238,100	4,223,894
Nutraceutical International Corp.*^	242,330	3,445,933
Varian, Inc.*^	153,100	5,254,392
Waters Corp.*	26,300	1,094,080

		58,892,011

Health Care Providers & Services (9.3%)
Allied Healthcare International, Inc.*^	511,298	2,888,834
American Dental Partners, Inc.*^	71,197	2,415,002
AmerisourceBergen Corp.	131,500	10,164,950
Apria Healthcare Group, Inc.*^	253,400	8,085,994
Community Health Systems, Inc.*^	211,400	8,204,434
Corvel Corp.*^	76,514	1,833,275
DaVita, Inc.*	51,800	2,386,426
Genesis HealthCare Corp.*^	51,100	2,060,352
HCA, Inc.	150,880	7,230,170
Health Net, Inc.*	159,100	7,528,612
Humana, Inc.*	125,900	6,028,092
Laboratory Corp. of America Holdings*	41,520	$2,022,439
McKesson Corp.	240,500	11,411,725
Omnicare, Inc.	293,700	16,514,751
Pediatrix Medical Group, Inc.*^	96,600	7,420,812
Quest Diagnostics, Inc.	158,020	7,986,331
RehabCare Group, Inc.*^	73,886	1,516,141
Renal Care Group, Inc.*	279,135	13,208,668
Service Corp. International	104,800	868,792
Sierra Health Services, Inc.*^	153,200	10,550,884
Sunrise Senior Living, Inc.*^	49,200	3,283,608
Triad Hospitals, Inc.*^	85,040	3,849,761
Universal Health Services, Inc., Class B	121,380	5,781,329
WebMD Health Corp.*^	272,700	3,021,516
WellChoice, Inc.*	108,500	8,235,150

		154,498,048

Pharmaceuticals (1.0%)
Forest Laboratories, Inc.*	22,400	872,928
Inkine Pharmaceutical Co.*	440,600	1,608,190
Schering-Plough Corp.	492,160	10,359,968
Teva Pharmaceutical Industries Ltd. (ADR)	110,600	3,696,252
Wyeth	13,100	606,137

		17,143,475

Total Health Care		239,629,872

Industrials (11.7%)
Aerospace & Defense (2.0%)
Alliant Techsystems, Inc.*^	181,400	13,541,510
DRS Technologies, Inc.^	145,900	7,201,624
European Aeronautic Defence & Space Co.	100,380	3,570,183
Honeywell International, Inc.	76,800	2,880,000
Lockheed Martin Corp.	15,420	941,237
Precision Castparts Corp.	47,210	2,506,851
SI International, Inc.*^	96,329	2,983,309

		33,624,714

Air Freight & Logistics (0.3%)
Pacer International, Inc.^	194,372	5,123,646

Airlines (0.4%)
ACE Aviation Holdings, Inc., Class A*	48,300	1,477,799
ExpressJet Holdings, Inc.*^	82,300	738,231
Pinnacle Airlines Corp.*^	49,765	323,472
Ryanair Holdings plc (ADR)*^	67,190	3,059,161
Southwest Airlines Co.	55,200	819,720

		6,418,383

Building Products (0.4%)
Masco Corp.	222,900	6,838,572

Commercial Services & Supplies (3.2%)
ARAMARK Corp., Class B	104,500	2,791,195
Corrections Corp. of America*^	185,200	7,352,440
FTI Consulting, Inc.*^	372,800	9,416,928
Geo Group, Inc.*^	316,410	8,384,865
Jackson Hewitt Tax Service, Inc.^	381,900	9,131,229
Manpower, Inc.	66,160	2,936,842
Navigant Consulting Co.*^	120,600	2,310,696
PeopleSupport, Inc.*^	192,745	1,513,048
SOURCECORP, Inc.*	308,276	6,609,438
Steelcase, Inc., Class A^	128,200	1,853,772
West Corp.*^	46,969	1,756,171

		54,056,624

Construction & Engineering (2.0%)
Dycom Industries, Inc.*^	283,540	5,733,179

EQ ADVISORS TRUST

EQ/FI SMALL/MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
EMCOR Group, Inc.*^	39,300	$2,330,490
Fluor Corp.	270,900	17,440,542
URS Corp.*^	179,100	7,233,849

		32,738,060

Electrical Equipment (0.3%)
A.O. Smith Corp.^	54,330	1,548,405
Genlyte Group, Inc.*^	71,000	3,413,680

		4,962,085

Industrial Conglomerates (0.6%)
Tyco International Ltd.	351,360	9,785,376

Machinery (1.6%)
Albany International Corp.^	126,200	4,652,994
Briggs & Stratton Corp.^	105,800	3,659,622
Crane Co.	53,100	1,579,194
Harsco Corp.	61,200	4,012,884
Kennametal, Inc.^	116,100	5,693,544
SPX Corp.	146,130	6,714,673
Wabash National Corp.^	67,200	1,321,152

		27,634,063

Road & Rail (0.8%)
Canadian National Railway Co. (New York Exchange)	69,300	4,919,607
Canadian National Railway Co. (Toronto Exchange)	3,100	220,360
CSX Corp.	70,600	3,281,488
Laidlaw International, Inc.	199,875	4,830,979
Universal Truckload Services, Inc.*	100	1,858

		13,254,292

Transportation Infrastructure (0.1%)
Macquarie Infrastructure Co. Trust^	39,545	1,115,169

Total Industrials		195,550,984

Information Technology (15.4%)
Communications Equipment (1.3%)
Alcatel S.A. (ADR)*^	235,200	3,156,384
Andrew Corp.*	155,100	1,729,365
Avaya, Inc.*	94,300	971,290
Black Box Corp.^	92,600	3,885,496
Motorola, Inc.	227,300	5,021,057
Nokia OYJ (ADR)	207,200	3,503,752
Powerwave Technologies, Inc.*^	254,500	3,305,955

		21,573,299

Computers & Peripherals (1.4%)
Maxtor Corp.*^	617,070	2,715,108
Seagate Technology*	392,400	6,219,540
Unova, Inc.*^	143,600	5,023,128
Western Digital Corp.*^	747,980	9,671,381

		23,629,157

Electronic Equipment & Instruments (4.3%)
Agilent Technologies, Inc.*	255,700	8,374,175
Arrow Electronics, Inc.*	212,570	6,666,195
Avnet, Inc.*	359,480	8,789,286
Celestica, Inc. (New York Exchange)*	608,000	6,876,480
Celestica, Inc. (Toronto Exchange)*	33,500	376,103
Flextronics International Ltd.*	781,970	10,048,314
Global Imaging Systems, Inc.*^	152,313	5,186,258
Measurement Specialties, Inc.*^	242,800	5,147,360
Mettler-Toledo International, Inc.*	96,835	4,936,648
Molex, Inc.	151,600	4,044,688
Solectron Corp.*	629,600	2,461,736
Symbol Technologies, Inc.^	603,860	5,845,365
Tech Data Corp.*	52,400	$1,923,604
Tektronix, Inc.	41,600	1,049,568

		71,725,780

Internet Software & Services (0.1%)
Websense, Inc.*^	41,184	2,109,033

IT Services (2.9%)
Accenture Ltd., Class A*	101,200	2,576,552
Affiliated Computer Services, Inc., Class A*	311,857	17,027,392
BearingPoint, Inc.*^	145,640	1,105,408
BISYS Group, Inc.*	494,900	6,646,507
CACI International, Inc., Class A*^	42,622	2,582,893
Ceridian Corp.*	522,740	10,846,855
Computer Sciences Corp.*	157,000	7,427,670
Iron Mountain, Inc.*	23,900	877,130

		49,090,407

Office Electronics (0.9%)
Xerox Corp.*	1,091,290	14,896,109

Semiconductors & Semiconductor Equipment (2.0%)
AMIS Holdings, Inc.*^	136,980	1,624,583
Applied Materials, Inc.	264,100	4,479,136
ASML Holding N.V. (N.Y. Shares)*^	248,300	4,099,433
California Micro Devices CP*^	31,500	243,180
DSP Group, Inc.*^	16,100	413,126
ESS Technology, Inc.*^	231,100	820,405
Exar Corp.*	66,600	933,732
Fairchild Semiconductor International, Inc., Class A*	219,030	3,254,786
Freescale Semiconductor, Inc., Class A*	25,000	585,250
Freescale Semiconductor, Inc., Class B*	198,182	4,673,131
Microsemi Corp.*^	86,500	2,209,210
National Semiconductor Corp.	224,000	5,891,200
Novellus Systems, Inc.*	145,960	3,660,677

		32,887,849

Software (2.5%)
Blackbaud, Inc.^	259,748	3,680,629
Borland Software Corp.*	226,100	1,315,902
Cadence Design Systems, Inc.*	223,180	3,606,589
EPIQ Systems, Inc.*^	202,433	4,417,088
Hyperion Solutions Corp.*^	34,800	1,693,020
JDA Software Group, Inc.*^	46,400	704,352
Pervasive Software, Inc.*^	362,914	1,524,239
Quest Software, Inc.*^	112,800	1,699,896
Serena Software, Inc.*^	212,916	4,243,416
Siebel Systems, Inc.	278,600	2,877,938
Sybase, Inc.*^	66,300	1,552,746
Symantec Corp.*	37,103	840,754
Take-Two Interactive Software, Inc.*^	232,850	5,143,656
THQ, Inc.*^	327,300	6,978,036
TIBCO Software, Inc.*	126,500	1,057,540

		41,335,801

Total Information Technology		257,247,435

Materials (5.4%)
Chemicals (2.7%)
Albemarle Corp.	33,550	1,264,835
Ashland, Inc.	78,800	4,352,912
Celanese Corp., Class A	86,800	1,497,300
Chemtura Corp.	239,859	2,979,049
Cytec Industries, Inc.	94,300	4,090,734
Dow Chemical Co.	22,900	954,243
Ferro Corp.^	103,400	1,894,288

EQ ADVISORS TRUST

EQ/FI SMALL/MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Georgia Gulf Corp.^	32,600	$785,008
Lyondell Chemical Co.	92,800	2,655,936
OM Group, Inc.*^	97,200	1,956,636
Omnova Solutions, Inc.*^	220,000	961,400
PolyOne Corp.*^	247,700	1,501,062
RPM International, Inc.^	314,100	5,779,440
Spartech Corp.^	439,136	8,580,718
UAP Holding Corp.^	226,744	4,104,066
Valspar Corp.	69,800	1,560,728

		44,918,355

Construction Materials (0.0%)
Vulcan Materials Co.	11,300	838,573

Containers & Packaging (0.8%)
Owens-Illinois, Inc.*	326,400	6,730,368
Packaging Corp. of America^	111,900	2,171,979
Packaging Dynamics Corp.^	263,110	3,315,186
Smurfit-Stone Container Corp.*	44,400	459,984

		12,677,517

Metals & Mining (1.7%)
Agnico-Eagle Mines Ltd.	111,500	1,651,315
Alcan, Inc.	150,530	4,779,451
Alcoa, Inc.	179,400	4,380,948
Cia de Minas Buenaventura S.A. (ADR)	263,600	8,184,780
Grupo Mexico S.A. de C.V.	241,848	475,458
Newmont Mining Corp.	54,800	2,584,916
Nucor Corp.	51,860	3,059,221
Olympic Steel, Inc.*^	164,300	2,870,321

		27,986,410

Paper & Forest Products (0.2%)
Aracruz Celulose S.A. (ADR)^	26,800	1,087,544
MeadWestvaco Corp.	70,000	1,933,400
Votorantim Celulose e Papel S.A. (ADR)^	91,450	1,225,430

		4,246,374

Total Materials		90,667,229

Telecommunication Services (1.5%)
Diversified Telecommunication Services (1.2%)
Alaska Communications Systems Group, Inc.^	59,100	676,104
ALLTEL Corp.	53,200	3,463,852
BellSouth Corp.	89,500	2,353,850
CenturyTel, Inc.	49,700	1,738,506
Citizens Communications Co.	252,300	3,418,665
Iowa Telecommunications Service, Inc.^	163,509	2,750,222
Premiere Global Services, Inc.*^	203,200	1,662,176
SBC Communications, Inc.	82,200	1,970,334
Verizon Communications, Inc.	74,000	2,419,060

		20,452,769

Wireless Telecommunication Services (0.3%)
American Tower Corp., Class A*	103,197	2,574,765
Crown Castle International Corp.*	28,200	694,566
Dobson Communications Corp.*^	144,300	1,108,224

		4,377,555

Total Telecommunication Services		24,830,324

Utilities (3.4%)
Electric Utilities (2.0%)
Edison International, Inc.	153,020	7,234,785
Entergy Corp.	63,180	4,695,538
Exelon Corp.	70,900	3,788,896
PG&E Corp.	123,340	$4,841,095
PPL Corp.	150,040	4,850,793
TXU Corp.	68,600	7,743,568
Westar Energy, Inc.	13,800	332,994

		33,487,669

Multi-Utilities (1.4%)
AES Corp.*	192,000	3,154,560
CMS Energy Corp.*^	582,800	9,587,060
Constellation Energy Group, Inc.	51,800	3,190,880
NRG Energy, Inc.*^	94,100	4,008,660
Public Service Enterprise Group, Inc.	50,300	3,237,308

		23,178,468

Total Utilities		56,666,137

Total Common Stocks (94.2%) (Cost $1,362,189,078)		1,578,586,832

CONVERTIBLE PREFERRED STOCKS:
Consumer Discretionary (0.1%)
Automobiles (0.1%)
General Motors Corp.,
4.50%, 3/6/32	73,100	1,745,262

Hotels, Restaurants & Leisure (0.0%)
Six Flags, Inc.,
7.25%, 8/15/09^	22,200	530,580

Total Consumer Discretionary		2,275,842

Financials (0.1%)
Insurance (0.1%)
Hartford Financial Services Group, Inc.,
6.00%, 11/26/06	9,400	652,125

Total Financials		652,125

Health Care (0.1%)
Health Care Equipment & Supplies (0.1%)
Baxter International, Inc.,
7.00%, 2/16/06	30,900	1,761,300

Total Health Care		1,761,300

Materials (0.1%)
Containers & Packaging (0.1%)
Owens-Illinois, Inc.,
4.75%, 12/31/49	61,300	2,214,463

Total Materials		2,214,463

Utilities (0.1%)
Electric Utilities (0.1%)
Dominion Resources, Inc.,
8.75%, 5/15/06^	31,600	1,796,460

Total Utilities		1,796,460

Total Convertible Preferred Stocks (0.5%) (Cost $7,869,979)		8,700,190

	Principal Amount
LONG-TERM DEBT SECURITIES:
Consumer Discretionary (0.0%)
Leisure Equipment & Products (0.0%)
K2, Inc.
7.380%, 7/1/14	$20,000	20,000

Total Consumer Discretionary		20,000

EQ ADVISORS TRUST

EQ/FI SMALL/MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
Health Care (0.1%)
Health Care Providers & Services (0.1%)
Tenet Healthcare Corp.*
6.375%, 12/1/11^	$1,455,000	$1,356,787

Total Health Care		1,356,787

Information Technology (0.1%)
Electronic Equipment & Instruments (0.1%)
Celestica, Inc.
7.875%, 7/1/11^	940,000	958,800

Total Information Technology		958,800

Total Long-Term Debt Securities (0.2%) (Cost $2,258,455)		2,335,587

SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (21.9%)
Bank of Nova Scotia N.Y.
3.83%, 5/30/06 (l)	14,995,032	14,995,032
Bavaria TRR Corp.
3.72%, 10/6/05	9,976,297	9,976,297
CC USA, Inc.
3.83%, 5/5/06 (l)	8,499,364	8,499,364
CIC N.Y.
3.76%, 12/22/05	3,000,000	3,000,000
Citigroup Funding, Inc.
3.68%, 10/17/05	9,936,967	9,936,967
Commonwealth Bank Australia
3.80%, 10/31/06 (l)	5,000,000	5,000,000
General Electric Capital Corp.
4.04%, 5/12/06 (l)	5,007,853	5,007,853
General Electric Co.
3.64%, 10/24/05 (l)	5,000,776	5,000,776
Goldman Sachs Group LP
3.75%, 2/15/06 (l)	5,000,127	5,000,127
Irish Life and Permanent plc
3.63%, 10/27/05	3,963,600	3,963,600
Islandsbanki HF Corp.
3.87%, 10/31/06 (l)	10,000,000	10,000,000
Manufacturers and Traders
3.79%, 6/20/06	14,999,699	14,999,699
Merrill Lynch Mortgage Capital
4.04%, 10/5/05 (l)	20,000,000	20,000,000
Mont Blanc
3.78%, 10/26/05	9,968,583	9,968,583
National City Bank Indiana
3.88%, 11/7/05 (l)	9,998,871	9,998,871
New York Life Insurance
3.80%, 1/3/06 (l)	5,000,000	5,000,000
Nomura Securities
3.87%, 10/3/05	$182,935,187	$182,935,187
Swedbank N.Y.
3.76%, 7/14/06 (l)	9,995,604	9,995,604
U.S. Bank NA
3.69%, 10/2/06 (l)	9,993,776	9,993,776
Unicredito Italiano N.Y.
3.51%, 10/4/06	15,095,213	15,095,213
Wells Fargo & Co.
4.05%, 10/1/07 (l)	8,000,000	8,000,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		366,366,949

Time Deposit (3.7%)
JPMorgan Chase Nassau
3.32%, 10/3/05	62,281,383	62,281,383

Total Short-Term Investments (25.6%) (Amortized Cost $428,648,332)		428,648,332

Total Investments (120.5%) (Cost/Amortized Cost $1,800,965,844)		2,018,270,941
Other Assets Less Liabilities (-20.5%)		(342,690,668)

Net Assets (100%)		$1,675,580,273

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2005.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust 76

EQ ADVISORS TRUST

EQ/FI SMALL/MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2005 (Unaudited)

Investment security transactions for the nine months ended September 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$719,859,579
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$635,663,754

As of September 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$274,928,074
Aggregate gross unrealized depreciation	(63,190,236)

Net unrealized appreciation	$211,737,838

Federal income tax cost of investments	$1,806,533,103

At September 30, 2005, the Portfolio had loaned securities with a total value of $363,319,352. This was secured by collateral of $366,366,949 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $2,131,470, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOVERNMENT SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Financials (3.6%)
Capital Markets (3.6%)
Private Export Funding Corp.
5.750%, 1/15/08	$1,000,000	$1,028,437
3.400%, 2/15/08	3,000,000	2,931,174

Total Financials		3,959,611

Government Securities (91.9%)
Agency CMO (2.5%)
Federal National Mortgage Association
3.970%, 3/25/33 (l)	575,064	575,206
4.908%, 6/1/35 (l)	2,157,707	2,161,030

		2,736,236

Foreign Governments (0.9%)
Egypt Government AID Bonds
4.450%, 9/15/15	1,000,000	984,980

US Government Agencies (62.5%)
Federal Home Loan Bank
2.625%, 10/16/06	4,000,000	3,929,932
5.750%, 5/15/12	5,450,000	5,793,797
4.500%, 9/16/13	2,100,000	2,083,181
Federal Home Loan Mortgage Corp.
4.250%, 7/15/09	4,000,000	3,965,696
5.500%, 9/15/11	6,500,000	6,802,341
5.000%, 7/15/14	4,000,000	4,100,960
5.500%, 2/1/32	2,228,322	2,231,441
4.022%, 6/1/34 (l)	3,843,710	3,773,650
4.194%, 10/1/34 (l)	4,328,235	4,266,942
Federal National Mortgage Association
4.548%, 5/1/33 (l)	2,437,469	2,410,761
4.471%, 5/1/34 (l)	3,217,796	3,209,067
3.684%, 6/1/34 (l)	2,806,740	2,786,988
4.819%, 10/1/34 (l)	1,862,328	1,856,166
4.216%, 12/1/34 (l)	3,663,343	3,630,455
Government National Mortgage Association
7.500%, 10/15/24	4,842	5,141
7.000%, 9/20/28	100,776	105,457
6.000%, 12/15/31	2,416,923	2,476,017
Overseas Private Investment Corp.
5.140%, 8/15/06	2,057,046	1,995,520
7.050%, 11/15/13	1,767,857	1,923,216
Small Business Administration
5.886%, 9/1/11	$735,788	$763,816
5.136%, 8/10/13	4,252,023	4,323,006
4.754%, 8/10/14	1,928,334	1,933,685
Tennessee Valley Authority
5.375%, 11/13/08	2,000,000	2,054,238
6.000%, 3/15/13	1,000,000	1,088,166
4.750%, 8/1/13	2,000,000	2,020,972

		69,530,611

US Treasuries (26.0%)
U.S. Treasury Notes
6.500%, 10/15/06	7,500,000	7,676,077
3.125%, 9/15/08	8,100,000	7,863,326
4.000%, 6/15/09	7,500,000	7,448,438
5.000%, 2/15/11	1,000,000	1,036,836
4.000%, 11/15/12	5,000,000	4,918,555

		28,943,232

Total Government Securities		102,195,059

Industrials (2.3%)
Machinery (2.3%)
Petrodrill Four Ltd.
4.240%, 1/15/16	2,625,015	2,570,179

Total Industrials		2,570,179

Total Long-Term Debt Securities (97.8%) (Cost $109,738,589)		108,724,849

SHORT-TERM INVESTMENT:
Time Deposit (1.3%)
JPMorgan Chase Nassau 3.32%, 10/3/05 (Amortized Cost $1,439,225)	1,439,225	1,439,225

Total Investments (99.1%) (Cost/Amortized Cost $111,177,814)		110,164,074
Other Assets Less Liabilities (0.9%)		985,491

Net Assets (100%)		$111,149,565

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2005.

Glossary:

CMO — Collateralized Mortgage Obligation

Investment security transactions for the nine months ended September 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$36,567,677
U.S. Government securities	25,159,356

$61,727,033

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$43,356,716
U.S. Government securities	8,263,066

$51,619,782

As of September 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$504,853
Aggregate gross unrealized depreciation	(1,518,593)

Net unrealized depreciation	$(1,013,740)

Federal income tax cost of investments	$111,177,814

EQ ADVISORS TRUST

EQ/INTERMEDIATE TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (9.4%)
Asset Backed Securities (9.4%)
Chase Issuance Trust, Series 05-A4 A4
3.900%, 1/15/13	$1,000,000	$992,660
Citibank Credit Card
Issuance Trust, Series 05-B1 B1
4.400%, 9/15/10	1,000,000	990,781
COMED Transitional
Funding Trust, Series 98-1 A7
5.740%, 12/25/10	1,000,000	1,027,597
MBNA Credit Card Master
Note Trust, Series 05-A7 A7
4.300%, 2/15/11	1,000,000	993,750
PECO Energy Transition Trust, Series 99-A A7
6.130%, 3/1/09	1,000,000	1,033,567

Total Asset-Backed and Mortgage-Backed Securities		5,038,355

Consumer Discretionary (6.6%)
Automobiles (1.9%)
Daimlerchrysler NA Holdings Corp.
4.125%, 3/7/07	1,000,000	989,543

Media (2.8%)
COX Communications, Inc.
7.125%, 10/1/12	450,000	489,504
Reed Elsevier Capital, Inc.
6.125%, 8/1/06	1,000,000	1,009,260

		1,498,764

Multiline Retail (1.9%)
Target Corp.
5.375%, 6/15/09	1,000,000	1,022,988

Total Consumer Discretionary		3,511,295

Consumer Staples (3.7%)
Beverages (3.7%)
Bottling Group LLC
2.450%, 10/16/06	1,000,000	978,304
Diageo Capital plc
3.500%, 11/19/07	1,000,000	977,715

Total Consumer Staples		1,956,019

Energy (1.9%)
Oil & Gas (1.9%)
Anadarko Petroleum Corp.
3.250%, 5/1/08	450,000	434,698
Enterprise Products Operating LP
7.5%, 2/1/11 (p)	530,000	579,718

Total Energy		1,014,416

Financials (17.6%)
Capital Markets (3.7%)
Morgan Stanley
4.250%, 5/15/10	1,000,000	974,744
National Rural Utilities Cooperative Finance Corp.
3.875%, 2/15/08	1,000,000	984,369

		1,959,113

Commercial Banks (5.4%)
Bank of America Corp.
4.375%, 12/1/10	1,000,000	981,611
Chase Capital VI
4.318%, 8/1/28 (l)	$1,000,000	$958,297
Wells Fargo & Co.
3.120%, 8/15/08	1,000,000	959,322

		2,899,230

Consumer Finance (1.9%)
HSBC Finance Corp.
5.750%, 1/30/07	1,000,000	1,015,510

Diversified Financial Services (4.7%)
Citigroup, Inc.
6.000%, 2/21/12	1,000,000	1,062,597
Deluxe Corp.
3.500%, 10/1/07	450,000	436,543
General Electric Capital Corp.
4.625%, 9/15/09	1,000,000	999,029

		2,498,169

Thrifts & Mortgage Finance (1.9%)
Countrywide Home Loans, Inc.
5.500%, 2/1/07	1,000,000	1,010,876

Total Financials		9,382,898

Government Securities (44.9%)
Agency ABS (0.4%)
SLM Student Loan Trust, Series 97-3 A2
4.158%, 10/25/10 (l)	233,529	235,659

Agency CMO (8.8%)
Federal Home Loan Mortgage Corp.
4.783%, 5/1/35 (l)	1,389,995	1,375,049
Federal National Mortgage Association
4.657%, 5/1/35 (l)	928,364	921,461
4.908%, 6/1/35 (l)	980,776	982,286
5.205%, 7/1/35 (l)	1,433,869	1,439,688

		4,718,484

Foreign Governments (3.9%)
Province of Ontario
5.125%, 7/17/12	1,000,000	1,037,422
Republic of Italy
5.625%, 6/15/12	1,000,000	1,057,938

		2,095,360

U.S. Government Agencies (12.8%)
Federal Home Loan Bank
3.375%, 4/15/09	500,000	484,148
4.250%, 7/15/09	500,000	495,712
5.250%, 6/18/14	1,200,000	1,252,987
Federal National Mortgage Association
3.500%, 1/28/08	1,000,000	978,823
3.250%, 2/15/09	500,000	481,107
6.000%, 5/15/11	1,000,000	1,069,831
5.000%, 4/15/15	2,000,000	2,057,198

		6,819,806

U.S. Treasuries (19.0%)
U.S. Treasury Bonds
8.750%, 8/15/20	400,000	578,922
U.S. Treasury Notes
3.375%, 12/15/08	800,000	780,406
6.000%, 8/15/09	200,000	212,695
6.500%, 2/15/10	4,600,000	5,012,202
3.625%, 5/15/13	3,025,000	2,901,402
4.125%, 5/15/15	700,000	687,941

		10,173,568

Total Government Securities		24,042,877

EQ ADVISORS TRUST

EQ/INTERMEDIATE TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
Health Care (1.5%)
Health Care Providers & Services (1.5%)
Unitedhealth Group, Inc.
5.200%, 1/17/07	$825,000	$829,435

Total Health Care		829,435

Information Technology (2.7%)
Communications Equipment (0.9%)
Motorola, Inc.
4.608%, 11/16/07	460,000	459,467

IT Services (1.8%)
First Data Corp.
3.375%, 8/1/08	1,000,000	966,693

Total Information Technology		1,426,160

Materials (4.1%)
Chemicals (3.2%)
Potash Corp. of Saskatchewan, Inc.
7.125%, 6/15/07	1,000,000	1,037,885
Valspar Corp.
5.100%, 8/1/15 (b)	685,000	673,508

		1,711,393

Paper & Forest Products (0.9%)
MeadWestvaco Corp.
6.850%, 4/1/12	450,000	490,697

Total Materials		2,202,090

Telecommunication Services (4.2%)
Diversified Telecommunication Services (2.3%)
Deutsche Telekom International Finance B.V.
3.875%, 7/22/08	560,000	549,298
Verizon Global Funding Corp.
7.250%, 12/1/10	600,000	663,097

		1,212,395

Wireless Telecommunication Services (1.9%)
Cingular Wireless LLC
5.625%, 12/15/06	1,000,000	1,012,112

Total Telecommunication Services		2,224,507

Utilities (3.0%)
Electric Utilities (1.9%)
Peco Energy Co.
5.950%, 11/1/11	$1,000,000	$1,039,740

Multi-Utilities & Unregulated Power (1.1%)
Sempra Energy
4.621%, 5/17/07	580,000	578,788

Total Utilities		1,618,528

Total Long-Term Debt Securities (99.6%) (Cost $53,281,947)		53,246,580

SHORT-TERM INVESTMENT:
Time Deposit (0.0%)
JPMorgan Chase Nassau 3.32%, 10/3/05 (Amortized Cost $9,871)	9,871	9,871

Total Investments (99.6%) (Cost/Amortized Cost $53,291,818)		53,256,451
Other Assets Less Liabilities (0.4%)		201,983

Net Assets (100%)		$53,458,434

(b)	Illiquid security.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2005.

(p)	Yield to maturity.

Glossary:

ABS — Asset-Backed Security

CMO — Collateralized Mortgage Obligation

Investment security transactions for the nine months ended September 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$18,447,765
U.S. Government securities	3,479,158

$21,926,923

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$17,590,503
U.S. Government securities	10,846,660

$28,437,163

As of September 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$507,290
Aggregate gross unrealized depreciation	(542,657)

Net unrealized depreciation	$(35,367)

Federal income tax cost of investments	$53,291,818

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (2.0%)
BHP Billiton Ltd.	53,670	$911,918
St George Bank Ltd.	15,240	324,585

		1,236,503

Austria (1.7%)
Erste Bank der Oesterreichischen Sparkassen AG	14,120	757,558
Wienerberger AG	6,900	272,780

		1,030,338

Brazil (1.4%)
Cia Vale do Rio Doce (ADR)	19,000	833,340

Canada (3.4%)
Aber Diamond Corp.	7,780	284,896
Canadian Natural Resources Ltd.	6,130	277,292
EnCana Corp.	15,570	910,240
Talisman Energy, Inc.	12,870	630,747

		2,103,175

Colombia (0.7%)
BanColombia S.A. (ADR)	18,580	407,831

Finland (1.0%)
Nokia OYJ	36,360	611,094

France (12.5%)
Business Objects S.A. (ADR)*	10,380	360,809
Groupe Danone	6,540	706,886
L’Air Liquide S.A.	3,910	721,256
LVMH Moet Hennessy Louis Vuitton S.A.	9,550	789,857
PagesJaunes Groupe S.A.	24,900	681,470
Pernod-Ricard S.A.	3,740	662,391
Sanofi-Aventis	14,020	1,162,096
Schneider Electric S.A.	6,840	541,805
Suez S.A.	20,470	593,545
Total S.A.	5,080	1,390,920

		7,611,035

Germany (0.5%)
Premiere AG*	9,770	275,751

Hong Kong (1.8%)
CNOOC Ltd.	977,000	711,553
Esprit Holdings Ltd.	50,000	373,820

		1,085,373

Hungary (1.0%)
OTP Bank Rt (GDR)	7,490	604,817

Indonesia (0.8%)
PT Bank Rakyat Indonesia	1,819,500	477,420

Ireland (1.6%)
Anglo Irish Bank Corp. plc	49,830	680,679
Depfa Bank plc	16,470	265,687

		946,366

Israel (1.0%)
Teva Pharmaceutical Industries Ltd. (ADR)	18,160	606,907

Italy (0.6%)
Fastweb *	8,810	395,236

Japan (17.6%)
Aeon Credit Service Co., Ltd.	9,800	713,340
Aiful Corp.	8,200	688,036
Asahi Glass Co., Ltd.	30,000	315,246
Canon, Inc.	11,700	632,795
Chugai Pharmaceutical Co., Ltd.	23,000	$439,342
Fanuc Ltd.	6,000	485,972
Hshio, Inc.	24,400	496,224
Jafco Co. Ltd.	5,900	386,774
Kaneka Corp.	34,000	444,274
Keyence Corp.	1,600	402,894
Mitsui Mining & Smelting Co.	118,000	686,095
Murata Manufacturing Co., Ltd.	10,800	603,176
Nidec Corp.	3,600	214,399
Nidec Corp. (When Issued)*	3,600	214,082
Nippon Electric Glass Co., Ltd.	23,000	414,990
Nishimatsuya Chain Co., Ltd.	11,200	407,129
Nitto Denko Corp.	10,800	608,893
Ricoh Co., Ltd.	39,000	610,085
Shinsei Bank Ltd.	80,000	504,676
Takefuji Corp.	4,460	348,253
Toray Industries, Inc.	75,000	399,682
Toyota Motor Corp.	16,500	757,014

		10,773,371

Mexico (3.9%)
Cemex S.A. de C.V. (ADR)	12,490	653,227
Grupo Financiero Inbursa S.A.	157,730	272,789
Grupo Televisa S.A. (ADR)	14,220	1,019,716
Impulsora Del Desarrollo Economico de America Latina S.A. de C.V.*	157,730	104,582
Urbi Desarrollos Urbanos S.A. de C.V.*	48,670	361,065

		2,411,379

Netherlands (1.4%)
Koninklijke (Royal) Philips Electronics N.V.	22,000	586,452
Van Lanschot N.V. (CVA)	4,500	284,835

		871,287

Norway (1.6%)
Kongsberg Automotive ASA*	36,150	307,516
Norsk Hydro ASA	3,400	381,987
Telenor ASA	34,000	304,860

		994,363

Russia (0.5%)
Mobile Telesystems OJSC (ADR)	8,200	333,576

Singapore (0.9%)
Singapore Telecommunications Ltd.	378,000	548,150

South Korea (3.8%)
Amorepacific Corp.	1,480	449,045
Samsung Electronics Co., Ltd.	3,290	1,857,436

		2,306,481

Spain (4.3%)
Antena 3 de Television S.A.	24,390	443,439
Iberdrola S.A.	21,800	611,084
Inditex S.A.	13,300	391,578
Telefonica S.A.	71,090	1,167,366

		2,613,467

Sweden (2.9%)
Atlas Copco AB	21,080	409,080
Autoliv, Inc.(SDR)	9,150	397,746
Sandvik AB	9,860	491,753
Swedish Match AB	38,520	460,971

		1,759,550

Switzerland (8.2%)
Julius Baer Holding AG	3,935	309,184
Nestle S.A. (Registered)	4,146	1,218,797
Roche Holding AG	10,380	1,447,604

EQ ADVISORS TRUST

EQ/INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Straumann Holding AG	1,560	$419,570
Synthes, Inc.	5,090	597,732
UBS AG (Registered)	11,684	996,889

		4,989,776

United Kingdom (21.4%)
AstraZeneca plc (London Exchange)	23,350	1,088,479
BP plc	77,720	926,025
Burberry Group plc	40,040	306,006
Close Brothers Group plc	32,910	484,108
CSR plc*	36,480	431,106
Hilton Group plc	79,800	443,993
HSBC Holdings plc	71,600	1,161,542
Next plc	21,890	539,061
Reckitt Benckiser plc	27,400	837,135
Royal Bank of Scotland Group plc	24,700	703,081
Schroders plc	18,290	298,977
Smith & Nephew plc	60,160	506,603
St. James Place Capital plc	65,010	296,724
Standard Chartered plc	26,460	572,491
Tesco plc	142,310	779,199
Vodafone Group plc	760,380	1,984,153
William Hill plc	43,520	448,859
WPP Group plc	53,430	545,398
Yell Group plc	85,080	719,838

		13,072,778

Total Common Stocks (96.5%) (Cost $54,495,192)		58,899,364

	Principal Amount
SHORT-TERM INVESTMENTS:
Commercial Paper (3.7%)
Cargill, Inc.
3.85%, 10/3/05 §(o)(p)	$2,234,000	2,233,283

Time Deposit (0.0%)
JPMorgan Chase Nassau
3.32%, 10/3/05	6,196	6,196

Total Short-Term Investments (3.7%) (Amortized Cost $2,239,718)		2,239,479

Total Investments (100.2%) (Cost/Amortized Cost $56,734,910)		61,138,843
Other Assets Less Liabilities (-0.2%)		(103,186)

Net Assets (100.0%)		$61,035,657

Market Sector Diversification
As a Percentage of Total Net Assets
Consumer Discretionary		17.4%
Consumer Staples		7.0
Energy		8.6
Financials		19.1
Health Care		10.3
Industrials		5.3
Information Technology		10.0
Materials		9.1
Telecommunications Services		7.7
Utilities		2.0
Cash and Other		3.5

		100.0%

*	Non-income producing.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2005, the market value of these securities amounted to $2,233,283 or 3.66% of net assets. Securities denoted with “§” but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2005.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

CVA — Dutch Certification

GDR — Global Depositary Receipt

SDR — Special Drawing Right

EQ ADVISORS TRUST

EQ/INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2005 (Unaudited)

Investment security transactions for the nine months ended September 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$59.916,179
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$58.466,969

As of September 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,019,003
Aggregate gross unrealized depreciation	(636,711)

Net unrealized appreciation	$4,382,292

Federal income tax cost of investments	$56,756,551

For the nine months ended September 30, 2005, the Portfolio incurred approximately $2,635 as brokerage commissions with State Street Bank & Trust Co., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $24,013,639 of which $2,930 expires in the year 2008, $10,087,774 expires in the year 2009, $7,668,810 expires in the year 2010, and $6,254,125 expires in 2011.

Included in the capital loss carryforward above are $346,787 of losses acquired from Enterprise Accumulation Trust Worldwide Growth Portfolio and Enterprise Accumulation Trust Emerging Countries Portfolio as a result of a tax-free reorganization that occurred during the year ended 2003. Certain capital loss carryforward may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JANUS LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (19.2%)
Automobiles (1.5%)
Harley-Davidson, Inc.^	104,910	$5,081,841

Hotels, Restaurants & Leisure (4.2%)
Hilton Hotels Corp.	139,545	3,114,644
Royal Caribbean Cruises Ltd.^	111,065	4,798,008
Starbucks Corp.*^	135,755	6,801,326

		14,713,978

Internet & Catalog Retail (2.1%)
Expedia, Inc.*^	205,667	4,074,263
IAC/InterActiveCorp.*^	120,703	3,059,821

		7,134,084

Media (1.7%)
Time Warner, Inc.	320,345	5,801,448

Specialty Retail (7.7%)
Best Buy Co., Inc.	104,232	4,537,219
Home Depot, Inc.	427,365	16,299,701
Staples, Inc.	269,932	5,754,950

		26,591,870

Textiles, Apparel & Luxury Goods (2.0%)
NIKE, Inc., Class B	86,960	7,102,893

Total Consumer Discretionary		66,426,114

Consumer Staples (4.6%)
Beverages (1.8%)
PepsiCo, Inc.	107,165	6,077,327

Household Products (2.8%)
Procter & Gamble Co.	163,095	9,697,629

Total Consumer Staples		15,774,956

Energy (4.9%)
Energy Equipment & Services (1.4%)
Halliburton Co.^	73,945	5,066,711

Oil & Gas (3.5%)
Exxon Mobil Corp.	120,650	7,666,101
Occidental Petroleum Corp.	51,595	4,407,761

		12,073,862

Total Energy		17,140,573

Financials (7.3%)
Capital Markets (1.2%)
Morgan Stanley	74,585	4,023,115

Consumer Finance (3.1%)
American Express Co.^	184,195	10,580,161

Thrifts & Mortgage Finance (3.0%)
Countrywide Financial Corp.	111,605	3,680,733
Fannie Mae	152,880	6,852,081

		10,532,814

Total Financials		25,136,090

Health Care (20.2%)
Biotechnology (3.2%)
Amgen, Inc.*	76,655	6,107,104
Genentech, Inc.*	60,435	5,089,231

		11,196,335

Health Care Equipment & Supplies (6.3%)
Biomet, Inc.	133,140	4,621,289
Medtronic, Inc.	272,145	14,592,415
Varian Medical Systems, Inc.*^	69,675	2,752,859

		21,966,563

Health Care Providers & Services (7.1%)
Caremark Rx, Inc.*	125,705	$6,276,451
UnitedHealth Group, Inc.	323,770	18,195,874

		24,472,325

Pharmaceuticals (3.6%)
Eli Lilly & Co.	69,650	3,727,668
Sanofi-Aventis (ADR)	208,045	8,644,270

		12,371,938

Total Health Care		70,007,161

Industrials (12.2%)
Aerospace & Defense (1.0%)
Raytheon Co.	93,390	3,550,688

Air Freight & Logistics (1.6%)
FedEx Corp.	62,945	5,484,398

Commercial Services & Supplies (1.9%)
Apollo Group, Inc., Class A*^	98,705	6,553,025

Industrial Conglomerates (7.7%)
General Electric Co.	609,400	20,518,498
Tyco International Ltd.	216,845	6,039,133

		26,557,631

Total Industrials		42,145,742

Information Technology (21.7%)
Communications Equipment (6.5%)
Cisco Systems, Inc.*	307,130	5,506,841
Motorola, Inc.	445,440	9,839,770
Research In Motion Ltd.*^	105,450	7,212,780

		22,559,391

Computers & Peripherals (1.9%)
Dell, Inc.*	75,940	2,597,148
Lexmark International, Inc., Class A*^	63,620	3,884,001

		6,481,149

Internet Software & Services (3.2%)
Yahoo!, Inc.*	323,235	10,938,272

Semiconductors & Semiconductor Equipment (5.2%)
Intel Corp.	197,880	4,877,742
Samsung Electronics Co., Ltd. (GDR)^§	18,218	5,142,672
Texas Instruments, Inc.	230,950	7,829,205

		17,849,619

Software (4.9%)
Microsoft Corp.	488,040	12,557,269
SAP AG (ADR)^	103,460	4,482,922

		17,040,191

Total Information Technology		74,868,622

Materials (2.0%)
Metals & Mining (2.0%)
Rio Tinto plc (ADR)^	42,165	6,927,710

Total Materials		6,927,710

Telecommunication Services (1.6%)
Wireless Telecommunication Services (1.6%)
China Mobile (Hong Kong) Ltd. (ADR)^	223,710	5,512,214

Total Telecommunication Services		5,512,214

Total Common Stocks (93.7%) (Cost $278,493,767)		323,939,182

EQ ADVISORS TRUST

EQ/JANUS LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Commercial Paper (5.0%)
UBS Finance Delaware LLC
3.86%, 10/3/05 (o)	$17,100,000	$17,094,499

Government Securities (2.9%)
Federal Home Loan Bank
3.18%, 10/3/05 (o)	10,000,000	9,997,350

Short-Term Investments of Cash Collateral for Securities Loaned (10.1%)
CC USA, Inc.
3.99%, 10/28/05 (l)	1,000,277	1,000,277
Nomura Securities
3.87%, 10/3/05	32,933,698	32,933,698
Swedbank N.Y.
3.76%, 7/14/06 (l)	999,560	999,560

Total Short-Term Investments of Cash Collateral for Securities Loaned		34,933,535

Time Deposit (0.0%)
JPMorgan Chase Nassau
3.32%, 10/3/05	87,751	87,751

Total Short-Term Investments (18.0%) (Amortized Cost $62,115,852)		62,113,135

Total Investments (111.7%) (Cost/Amortized Cost $340,609,619)		386,052,317
Other Assets Less Liabilities (-11.7%)		(40,449,782)

Net Assets (100%)		$345,602,535

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2005, the market value of these securities amounted to $5,142,672 or 1.49% of net assets. Securities denoted with “§” but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2005.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2005.

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

Investment security transactions for the nine months ended September 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$103,697,916

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$81,860,235

As of September 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$49,795,419
Aggregate gross unrealized depreciation	(6,433,181)

Net unrealized appreciation	$43,362,238

Federal income tax cost of investments	$342,690,080

At September 30, 2005, the Portfolio had loaned securities with a total value of $33,357,391. This was secured by collateral of $34,933,535 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the nine months ended September 30, 2005, the Portfolio incurred approximately $628 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/J.P. MORGAN CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (36.7%)
Asset Backed Securities (16.4%)
American Express Credit Account Master Trust,
Series 02-1 A
3.878%, 9/15/09^ (l)	$3,335,000	$3,339,658
Series 04-C C
4.268%, 2/15/12 § (l)	3,844,848	3,853,744
AmeriCredit Automobile Receivables Trust,
Series 03-DM A3B
3.900%, 12/6/07 (l)	2,364,778	2,365,490
Series 03-DM A4
2.840%, 8/6/10	2,395,000	2,351,840
Series 04-BM A4
2.670%, 3/7/11	3,555,000	3,435,503
Series 04-DF A3
2.980%, 7/6/09	1,385,000	1,359,603
Asset Backed Funding Certificates,
Series 05-HE1 M3
4.320%, 2/25/35 (l)	1,625,000	1,630,947
Series 05-HE1 M2
4.270%, 2/25/35 (l)	1,625,000	1,627,401
Series 05-WF1 A2B
4.010%, 1/25/35 (l)	2,000,000	1,999,952
Series WMC1 A2C
4.121%, 6/25/35 (l)	3,000,000	3,000,000
Bear Stearns Asset Backed Securities, Inc.,
Series 05-HE3 M1
4.260%, 3/25/35 (l)	2,125,000	2,124,126
Capital Auto Receivables Asset Trust,
Series 03-2 A3B
3.808%, 2/15/07 (l)	765,314	765,365
Series 03-2 A4A
1.960%, 1/15/09	3,175,000	3,111,240
Capital One Auto Finance Trust,
Series 03-B A4
3.180%, 9/15/10	1,400,000	1,375,411
Series 04-A A4
3.868%, 3/15/11 (l)	3,000,000	3,003,597
Series 04-B A3
2.960%, 4/15/09	4,500,000	4,434,974
Capital One Master Trust,
Series 00-4 C
4.568%, 8/15/08 §(l)	3,570,000	3,570,643
Capital One Multi-Asset Execution Trust,
Series 03-A
4.47%, 12/15/10 §(l)	10,240,000	10,508,848
Series 03-A4 A4
3.650%, 7/15/11	1,590,000	1,550,276
Carss Finance LP,
Series 04- B1
4.048%, 1/15/11 §(l)	623,019	623,074
Series 04- B2
4.718%, 1/15/11 §(l)	1,035,532	1,036,508
Centex Home Equity,
Series 05-B AV3
4.000%, 3/25/35 (l)	3,500,000	3,500,639
Citibank Credit Card Issuance Trust,
Series 03-C2 C2
4.890%, 3/20/08 (l)	5,000,000	5,018,439
Citibank Omni-S Master Trust,
Series 01-1 A
3.948%, 2/15/10 (l)	6,000,000	5,999,643
Citigroup Mortgage Loan Trust, Inc.,
Series 03-HE3 A
4.210%, 12/25/33 (l)	2,387,461	2,393,517
Series 05-OPT1 A1B
4.040%, 2/25/35 (l)	4,750,000	4,755,509
CNH Equipment Trust
Series 05-B A3
4.270%, 1/15/10	$3,110,000	$3,090,967
Series 04-A A3A
3.838%, 10/15/08 (l)	2,000,000	2,000,734
COMED Transitional Funding Trust,
Series 98-1 A6 5.630%, 6/25/09	1,854,602	1,874,321
Countrywide Asset-Backed Certificates,
Series 03-5 AF3
3.613%, 4/25/30	725,643	722,999
Series 03-5 MF1
5.413%, 1/25/34	2,170,000	2,167,987
Series 04-1 3A
4.110%, 4/25/34 (l)	626,981	627,221
Series 04-1 M1
4.330%, 3/25/34 (l)	1,570,000	1,577,461
Series 04-1 M2
4.380%, 3/25/34 (l)	1,190,000	1,193,660
Series 04-BC1 A1
4.060%, 4/25/34 (l)	2,498,088	2,498,031
Countrywide Home Equity Loan Trust,
Series 04-I A
4.058%, 2/15/34 (l)	5,493,127	5,509,456
Series 05-B 2A
3.948%, 5/15/35 (l)	2,494,299	2,494,038
DaimlerChrysler Master Owner Trust,
Series 03-A A
3.818%, 2/15/08 (l)	5,000,000	5,001,033
First Franklin Mortgage Loan Asset Backed Certificates,
Series 05-FF2 M2
4.270%, 3/25/35 (l)	400,000	399,663
Series 05-FF5 M1
4.280%, 4/25/34 (l)	1,500,000	1,503,400
Ford Credit Auto Owner
Trust, Series 03-B A4
2.410%, 8/15/07	11,750,000	11,582,371
Ford Credit Floorplan Master Owner Trust,
Series 05-1 A
3.918%, 5/17/10 (l)	5,000,000	4,998,031
GE Corporate Aircraft Financing LLC,
Series 04-1A A1
3.920%, 8/25/11 §(l)	1,640,373	1,640,635
GE Equipment Small Ticket LLC,
Series 05-1A A3
4.380%, 7/22/09 §	2,500,000	2,490,625
GMAC Mortgage Corp. Loan Trust,
Series 04-HE1 A2
3.930%, 6/25/34 (l)	1,500,000	1,501,937
Gracechurch Card Funding plc,
Series 7A
3.788%, 11/16/09 (l)	4,600,000	4,602,157
GSAMP Trust,
Series 04-OPT A1
4.170%, 11/25/34 (l)	2,225,066	2,230,693
Household Mortgage Loan Trust,
Series 04-HC1 A
4.146%, 1/20/34 (l)	1,711,619	1,716,112
Long Beach Mortgage Loan Trust,
Series 03-3 A
4.150%, 7/25/33 (l)	1,238,713	1,239,595
Series 03-4 AV3
4.170%, 8/25/33 (l)	195,211	195,319
Series 03-4 M1
4.510%, 8/25/33 (l)	5,500,000	5,527,387
Series 04-1 A3
4.130%, 2/25/34 (l)	2,494,908	2,497,279

EQ ADVISORS TRUST

EQ/J.P. MORGAN CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
Series 04-1 M1
4.330%, 2/25/34 (l)	$2,200,000	$2,208,127
Series 04-1 M2
4.380%, 2/25/34 (l)	1,475,000	1,479,396
Series 04-3 A3
4.090%, 7/25/34 (l)	1,440,768	1,440,736
Series 04-3 M1
4.400%, 7/25/34 (l)	1,750,000	1,764,882
Series 04-4 2A1
4.190%, 10/25/34 (l)	1,133,822	1,136,024
M&I Auto Loan Trust,
Series 03-1 A4
2.970%, 4/20/09	1,735,000	1,696,731
Master Asset Backed Securities Trust,
Series 05-OPT1 M2
4.250%, 3/25/35 (l)	1,823,000	1,815,586
Series 05-NC1 A4
4.060%, 12/25/34 (l)	3,000,000	3,003,187
MBNA Credit Card Master Note Trust,
Series 01-C2 C2
4.918%, 12/15/10 §(l)	3,725,000	3,809,856
Metris Master Trust,
Series 04-1 A
4.076%, 4/20/11 (l)	3,100,000	3,108,211
New Century Home Equity Loan Trust,
Series 05-1 A2B
4.050%, 3/25/35 (l)	1,800,000	1,802,376
Series 05-1 M1
4.280%, 3/25/35 (l)	2,000,000	2,000,702
Series 05-2 A2B
4.010%, 6/25/35 (l)	2,200,000	2,199,948
Onyx Acceptance Auto Trust,
Series 05-A A4
3.850%, 9/15/11	5,500,000	5,403,664
Option One Mortgage Loan Trust,
Series 03-1 A2
4.250%, 2/25/33 (l)	775,198	777,509
Series 03-5 A2
4.150%, 8/25/33 (l)	647,466	648,530
Series 04-1 M1
4.430%, 1/25/34 (l)	4,700,000	4,717,954
Series 05-2 M1
4.270%, 5/25/35 (l)	1,700,000	1,705,398
PECO Energy Transition Trust,
Series 00-A A3
7.625%, 3/1/10^	1,300,000	1,417,646
PSE&G Transition Funding LLC,
Series 01-1 A6
6.610%, 6/15/15	2,975,000	3,295,122
Residential Asset Securities Corp.,
Series 02-KS4 AIIB
4.080%, 7/25/32 (l)	504,522	505,301
Series 03-KS9 A2B
4.150%, 11/25/33 (l)	1,476,538	1,480,004
SLM Student Loan Trust,
Series 03-11 A5
2.990%, 12/15/22 §	5,775,000	5,664,524
Series 03-12 A2
3.920%, 12/17/12 (l)	4,635,081	4,638,338
Series 05-4 A1
3.660%, 10/26/15 (l)	1,955,066	1,953,614
Triad Auto Receivables Owner Trust,
Series 03-B A4
3.200%, 12/13/10	2,200,000	2,156,079
Volkswagen Auto Lease Trust,
Series 04-A A3
2.840%, 7/20/07	2,500,000	2,472,004
Wachovia Asset Securitization, Inc.,
Series 02-HE2 A
4.260%, 12/25/32 (l)	$1,610,510	$1,618,451
Series 03-HE3 A
4.080%, 11/25/33 (l)	4,343,997	4,345,642
Wells Fargo Home Equity Trust,
Series 04-2 AI1B
2.940%, 2/25/18 (l)	2,350,179	2,329,736
WFS Financial Owner Trust,
Series 03-4 A4
3.150%, 5/20/11	2,200,000	2,159,042
Series 04-3 A2
2.550%, 10/17/07	767,960	765,641

		225,139,020

Non-Agency CMO (20.3%)
Adjustable Rate Mortgage Trust
Series 04-1 9A2
3.714%, 1/25/35 (l)	3,514,083	3,522,130
Series 05-4 7A2
3.320%, 8/25/35 (l)	1,863,536	1,850,751
Series 05-5 6A21
3.321%, 9/25/35 (l)	6,467,048	6,471,258
Series 05-6A 2A1
3.951%, 11/25/35 (l)	2,871,045	2,873,307
Bank of America Mortgage
Securities, Series 02-K 1A1
6.408%, 10/20/32 (l)	209,416	211,247
Bear Stearns Commercial Mortgage Securities,
Series 04-PWR6 A4
4.521%, 11/11/41	2,345,000	2,289,598
Series 05-PWR7 A3
5.120%, 2/11/41 (l)	3,565,000	3,593,712
Series 05-PWR8 A4
4.674%, 6/11/41	2,000,000	1,949,547
Series 05-T18 A4
4.933%, 2/13/42 (l)	2,650,000	2,631,425
Centre Reinsurance,
Series 00-ZC2 A4A
6.699%, 8/10/14 §	2,493,903	2,606,518
Citicorp Mortgage Securities, Inc.,
Series 03-11 2A1
5.500%, 12/25/33	3,418,432	3,402,504
Countrywide Alternative Loan Trust,
Series 04-28CB 3A1
6.000%, 1/25/35	12,547,951	12,669,509
Countrywide Home Equity Loan Trust,
Series 04-K 2A
4.068%, 2/15/34 (l)	2,340,050	2,344,409
Countrywide Home Loan Mortgage Pass Through Trust,
Series 04-28R A1
5.500%, 8/25/33	15,804,697	15,873,368
Credit Suisse First Boston Mortgage Securities Corp.,
Series 01-CK1 A3
6.380%, 12/16/35	4,330,000	4,604,286
Series 03-C4 A4
5.137%, 8/15/36 (l)	5,870,000	5,923,411
First Union - Lehman Brothers - Bank of America,
Series 98-C2 A2
6.560%, 11/18/35	1,705,016	1,768,957
GE Capital Commercial Mortgage Corp.,
Series 02-1A A3
6.269%, 12/10/35	4,665,000	4,991,673
Granite Master Issuer plc,
Series 05-1 A3
3.970%, 12/21/24 (l)	2,500,000	2,499,500

EQ ADVISORS TRUST

EQ/J.P. MORGAN CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
Granite Mortgages plc,
Series 04-3 1A3
3.990%, 9/20/44 (l)	$5,000,000	$5,000,550
Greenpoint Mortgage Funding Trust,
Series 05-AR 4A1A
3.951%, 10/25/45 (l)	4,976,555	4,981,297
Greenwich Capital Commercial Funding Corp.
Series 05-GG3 A4
4.800%, 8/10/42 (l)	7,145,000	7,038,472
Series 05-GG3 AJ
4.860%, 8/10/42(l)	7,185,000	7,059,927
GS Mortgage Securities Corp. II,
Series 03-GSFL VI A1
3.919%, 11/15/15 §(l)	1,460,792	1,460,696
GSMPS Mortgage Loan Trust,
Series 05-RP1 1AF
4.180%, 1/25/35 §(l)	10,790,550	10,825,866
Harborview Mortgage Loan Trust,
Series 05-3 2A1A
4.029%, 6/19/35 (l)	15,073,353	15,040,388
Series 05-69 2A1A
4.136%, 6/20/35 (l)	7,779,566	7,774,704
Indymac Index Mortgage Loan Trust,
Series 04-AR7 A1
4.270%, 9/25/34 (l)	5,305,034	5,342,595
Series 05-AR14 2A1A
3.626%, 8/25/35 (l)	7,903,529	7,883,354
LB-UBS Comercial Mortgage Trust,
Series 05-C1 A4
4.740%, 2/15/30	9,250,000	9,074,204
Series 04-C2 A2
3.246%, 3/15/29	3,095,000	2,953,747
Medallion Trust,
Series 04-1G A1
3.966%, 5/25/35 (l)	2,267,704	2,271,684
Morgan Stanley Capital I,
Series 04-HQ3 A2
4.050%, 1/13/41	1,000,000	970,530
Series 04-T13 A2
3.940%, 9/13/45	1,250,000	1,207,237
Series 05-1Q9 A5^
4.700%, 7/15/56 (l)	7,225,000	7,076,993
Morgan Stanley Dean Witter Capital I,
Series 03-HQ2 A2
4.920%, 3/12/35^	3,120,000	3,105,741
Nomura Asset Securities
Corp., Series 98-D6 A1B
6.590%, 3/15/30^	2,690,000	2,809,023
Permanent Financing plc,
Series 2-4A
4.054%, 12/10/09 (l)	4,760,000	4,764,970
Series 4-2A
3.904%, 3/10/09 (l)	5,000,000	4,999,743
RESI Finance LP
Series 05-A B3
4.308%, 3/10/37 §(l)	3,599,931	3,599,931
Series 05-A B4
4.408%, 3/10/37 §(l)	1,176,805	1,176,805
Series 03-B B3
5.278%, 7/10/35 §(l)	3,368,303	3,428,301
Series 03-C B3
5.128%, 9/10/35 §(l)	10,167,840	10,269,033
Series 03-C B4
5.328%, 9/10/35 §(l)	1,166,482	1,178,088
Series 03-D B3
5.028%, 12/10/35 §(l)	6,180,319	6,198,548
Series 03-D B4
5.228%, 12/10/35 §(l)	1,862,828	1,868,271
Series 05-B B3
4.308%, 6/10/37 §(l)	$993,708	$993,708
Series 05-B B4
3.900%, 6/10/37 §(l)	1,738,990	1,738,990
Residential Asset Securitization Trust,
Series 05-KS1 A1
3.940%, 4/25/25 (l)	1,359,308	1,359,602
RMAC plc,
Series 04-NS1A A1B
3.944%, 12/12/20 §(l)	799,321	799,321
Structured Asset Mortgage Investments, Inc.,
Series 05-AR2 2A1
4.060%, 5/25/45 (l)	2,799,101	2,786,969
Structured Asset Securities Corp.,
Series 05-5 2A1
5.500%, 4/25/35	7,527,712	7,535,200
Wachovia Bank Commercial Mortgage Trust,
Series 02-C2 A4
4.980%, 11/15/34^	8,545,000	8,547,162
Series 03-C9 A2
3.958%, 12/15/35	6,230,000	6,088,823
Series 05-C17 APB
5.083%, 3/15/42 (l)	7,870,000	7,901,024
Washington Mutual, Inc.
Series 05-AR1 A2A1
4.170%, 1/25/45 (l)	3,741,735	3,750,470
Series 05-AR2 2A21
4.160%, 1/25/45 (l)	3,747,107	3,753,473
Series 05-AR9 A1A
4.150%, 7/25/45 (l)	12,739,758	12,746,227

		279,438,777

Total Asset-Backed and Mortgage-Backed Securities		504,577,797

Consumer Discretionary (2.4%)
Automobiles (0.6%)
American Honda Finance Corp.
3.880%, 5/11/07 §(l)	2,495,000	2,497,630
DaimlerChrysler NA Holdings Corp.
4.430%, 5/24/06 (l)	2,000,000	2,005,570
Ford Motor Credit Co.
7.875%, 6/15/10	1,675,000	1,629,959
7.000%, 10/1/13^	1,820,000	1,687,790

		7,820,949

Internet & Catalog Retail (0.2%)
IAC/InterActiveCorp
7.000%, 1/15/13	2,865,000	3,020,435

Media (1.0%)
AOL Time Warner, Inc.
7.625%, 4/15/31	825,000	966,512
Comcast Corp.
5.300%, 1/15/14	150,000	149,610
4.950%, 6/15/16^	4,325,000	4,141,668
Historic TW, Inc.
9.150%, 2/1/23	720,000	929,945
News America, Inc.
7.250%, 5/18/18^	825,000	936,372
6.200%, 12/15/34^	2,955,000	2,959,462
TCI Communications, Inc.
7.875%, 8/1/13	820,000	948,088
Time Warner Entertainment Co. LP
8.375%, 3/15/23	2,805,000	3,402,428

		14,434,085

EQ ADVISORS TRUST

EQ/J.P. MORGAN CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
Multiline Retail (0.6%)
Wal-Mart Stores, Inc.
5.250%, 9/1/35	$8,655,000	$8,375,746

Total Consumer Discretionary		33,651,215

Consumer Staples (0.2%)
Food & Staples Retailing (0.2%)
Safeway, Inc.
4.125%, 11/1/08	3,030,000	2,947,357

Total Consumer Staples		2,947,357

Energy (0.8%)
Oil & Gas (0.1%)
Valero Energy Corp.
7.500%, 4/15/32^	740,000	893,188

Oil & Gas (0.7%)
BP Capital Markets plc
2.750%, 12/29/06	2,455,000	2,402,132
Kinder Morgan Energy Partners LP
5.125%, 11/15/14	2,620,000	2,583,333
7.400%, 3/15/31^	620,000	721,668
7.750%, 3/15/32	930,000	1,130,154
Nexen, Inc.
5.880%, 3/10/35	3,395,000	3,327,782

		10,165,069

Total Energy		11,058,257

Financials (16.9%)
Capital Markets (2.5%)
Bear Stearns Co., Inc.
3.769%, 1/16/07 (l)	7,120,000	7,134,453
3.830%, 4/29/08 (l)	2,480,000	2,484,412
Goldman Sachs Capital I
6.345%, 2/15/34	4,210,000	4,386,521
Goldman Sachs Group, Inc.
4.020%, 2/21/06 (l)	1,625,000	1,625,812
3.972%, 8/18/06 (l)	500,000	500,825
4.179%, 7/2/07 (l)	1,500,000	1,502,502
Merrill Lynch & Co., Inc.
3.739%, 10/19/07 (l)	3,650,000	3,655,862
Morgan Stanley
3.701%, 1/12/07 (l)	7,095,000	7,103,188
3.875%, 11/9/07 (l)	900,000	900,773
Temasek Financial I Ltd.
4.500%, 9/21/15 §	4,630,000	4,518,084

		33,812,432

Commercial Banks (5.8%)
BBVA Bancomer SA
5.380%, 7/22/15 §(l)	2,680,000	2,672,810
HBOS plc
0.000%, 9/29/49 §(l)	3,000,000	2,989,200
HSBC Bank USA N.A./New York
3.990%, 9/21/07	2,000,000	2,002,542
HSBC Capital Funding LP
4.610%, 12/31/49 §(l)	5,230,000	5,003,201
Industrial Bank of Korea
4.000%, 5/19/14 §(l)	2,215,000	2,125,055
Islandsbanki HF
4.25%, 10/15/08 §(l)	4,650,000	4,650,000
Keycorp
3.850%, 7/23/07 (l)	2,700,000	2,705,673
Korea First Bank
7.267%, 3/3/34 §(l)	1,620,000	1,782,193
Mizuho JGB Investment LLC
9.870%, 12/31/49 §(l)	2,530,000	2,822,627
Mizuho Preferred Capital Co. LLC
8.790%, 12/31/49 §(l)	725,000	789,160
National Capital Trust II
5.490%, 12/31/49 §(l)	$4,630,000	$4,649,464
Northern Rock plc
3.739%, 10/19/07 §(l)	2,250,000	2,251,838
RBS Capital Trust I
4.710%, 12/29/49 (l)	1,660,000	1,601,522
RBS Capital Trust III
7.730%, 7/1/10 (l)	1,965,000	1,998,953
Resona Bank Ltd.
5.850%, 9/29/49 §(l)	3,575,000	3,528,475
Royal Bank of Scotland Group plc
3.840%, 11/24/06 §(l)	2,350,000	2,350,747
Standard Chartered First Bank Korea Ltd.
5.750%, 3/10/13 §(l)	3,050,000	3,085,282
Sumitomo Mitsui Banking Corp.
5.625%, 7/29/49 §(l)	2,060,000	2,050,096
SunTrust Banks, Inc.
2.500%, 11/1/06	3,325,000	3,237,100
U.S. Bank NA
2.850%, 11/15/06	4,360,000	4,269,404
UBS AG/ Jersey Branch
4.150%, 7/20/06 (l)	7,150,000	7,150,000
United Overseas Bank Ltd.
5.375%, 9/3/19 ^ §(l)	3,650,000	3,677,306
Wachovia Corp.
3.720%, 7/20/07 (l)	2,300,000	2,302,344
Wells Fargo & Co.
4.020%, 3/23/07 (l)	2,865,000	2,867,114
Westpac Banking Corp.
3.896%, 5/25/07 §(l)	2,000,000	2,002,074
Westpac Capital Trust III
5.819%, 12/31/49 §(l)	590,000	608,172
Westpac Capital Trust IV
5.256%, 12/29/49 §(l)	1,020,000	1,002,742
Woori Bank
5.75%, 3/13/14^§(l)	4,160,000	4,225,291

		80,400,385

Consumer Finance (2.2%)
Aiful Corp.
5.000%, 8/10/10 §	4,465,000	4,435,535
American General Finance Corp.
3.000%, 11/15/06	3,820,000	3,752,993
4.500%, 11/15/07	355,000	353,731
4.1%, 6/27/08 (l)	5,000,000	5,004,600
5.375%, 10/1/12	2,065,000	2,088,169
HSBC Finance Corp.
3.900%, 2/9/07 (l)	6,285,000	6,297,658
International Lease Finance Corp.
4.875%, 9/1/10	2,865,000	2,850,976
John Deere Capital Corp.
3.944%, 3/16/06 (l)	3,150,000	3,150,372
SLM Corp.
3.730%, 1/25/08 (l)	2,780,000	2,780,473

		30,714,507

Diversified Financial Services (3.3%)
CIT Group, Inc.
3.940%, 8/15/08 (l)	4,125,000	4,125,961
CIT Group, Inc.
4.022%, 5/18/07 (l)	1,000,000	1,002,633
Credit Suisse First Boston USA, Inc.
3.980%, 6/2/08 (l)	3,365,000	3,367,530
Ford Motor Credit Co.
4.870%, 3/21/07 (l)	5,350,000	5,278,219
General Electric Capital Corp.
3.860%, 5/19/08 (l)	1,500,000	1,500,707

EQ ADVISORS TRUST

EQ/J.P. MORGAN CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
HSBC Finance Corp.
3.800%, 5/10/07 (l)	$3,500,000	$3,500,073
5.000%, 6/30/15	2,535,000	2,493,140
Links Finance LLC
4.174%, 9/15/08 §(l)	7,100,000	7,099,290
Merrill Lynch & Co., Inc.
3.920%, 8/22/08 (l)	4,000,000	3,997,264
Morgan Stanley
3.915%, 2/15/07 (l)	2,000,000	2,001,692
Pricoa Global Funding I
4.104%, 12/22/06 §(l)	5,375,000	5,387,035
3.900%, 12/15/08 §	4,540,000	4,430,223
Resona Preferred Global Securities Cayman Ltd.
7.191%, 12/29/49 §(l)	1,690,000	1,749,593

		45,933,360

Insurance (1.2%)
Arch Capital Group Ltd.
7.350%, 5/1/34	410,000	437,195
Aspen Insurance Holdings Ltd.
6.000%, 8/15/14^	1,980,000	1,980,182
Axis Capital Holdings Ltd.
5.750%, 12/1/14	1,950,000	1,935,065
Endurance Specialty Holdings Ltd.
7.000%, 7/15/34	1,300,000	1,317,610
Monumental Global Funding II
3.900%, 6/15/09 §	2,735,000	2,653,382
Nippon Life Insurance
4.875%, 8/9/10 §	3,120,000	3,090,788
Protective Life Secured Trust
3.660%, 1/14/08 (l)	1,820,000	1,821,745
Stingray Pass Through Trust
5.902%, 1/12/15^§	2,700,000	2,666,682

		15,902,649

Real Estate (1.1%)
ERP Operating LP
5.125%, 3/15/16	3,795,000	3,738,238
iStar Financial, Inc. (REIT)
6.000%, 12/15/10	3,908,000	4,011,546
iStar Financial, Inc.(REIT)
5.150%, 3/1/12	2,190,000	2,139,096
Simon Property Group, Inc.
5.100%, 6/15/15	3,505,000	3,435,562
Socgen Real Estate Co. LLC
7.640%, 12/31/49 §(l)	1,250,000	1,315,779

		14,640,221

Thrifts & Mortgage Finance (0.8%)
Countrywide Home Loans, Inc.
3.947%, 2/17/06 (l)	5,525,000	5,525,298
Sovereign Bancorp Inc.
4.150%, 3/1/09 §(l)	2,100,000	2,099,322
Washington Mutual, Inc.
5.250%, 9/15/17	2,895,000	2,852,145

		10,476,765

Total Financials		231,880,319

Government Securities (63.5%)
Agency CMO (5.2%)
Federal Home Loan Mortgage Corp.
4.500%, 2/15/11 IO	4,654,854	204,831
5.500%, 1/15/23	18,808,008	18,984,540
5.500%, 7/15/23	12,372,440	12,501,143
5.500%, 8/15/23	11,662,484	11,785,452
5.000%, 10/15/23 IO	7,317,413	606,664
6.500%, 5/15/35^	8,019,955	8,214,144
5.000%, 11/15/28	15,000,000	15,062,889
Federal National Mortgage Association
4.500%, 9/25/22	1,670,727	1,668,133
4.500%, 11/25/22	575,452	574,270
Government National Mortgage Association
5.500%, 4/20/25 IO	$3,130,428	$164,869
5.500%, 1/20/27 IO	5,489,784	350,554
5.500%, 10/20/27 IO	8,295,311	747,536

		70,865,025

Foreign Governments (3.0%)
Bundesrepublik Deutschland
4.750%, 7/4/34	13,455,000	19,592,213
Egypt Government AID Bonds
4.450%, 9/15/15	10,020,000	9,869,500
Russian Federation
12.750%, 6/24/28	1,720,000	3,241,856
United Mexican States
5.875%, 1/15/14^	2,230,000	2,305,820
11.500%, 5/15/26	1,120,000	1,797,600
11.500%, 5/15/26	520,000	834,600
8.300%, 8/15/31	2,700,000	3,375,000

		41,016,589

U.S. Government Agencies (44.4%)
Federal Home Loan Mortgage Corp.
6.750%, 3/15/31	7,360,000	9,251,358
6.000%, 2/1/35	5,223,490	5,315,228
Federal Home Loan Mortgage Corp.
5.500%, 10/15/35 TBA	125,070,000	125,070,000
Federal National Mortgage Association
3.250%, 8/15/08	12,275,000	11,884,618
6.125%, 3/15/12^	26,270,000	28,519,395
7.125%, 1/15/30^	7,935,000	10,307,343
7.250%, 5/15/30	85,000	112,139
6.500%, 2/1/35	3,203,646	3,297,553
7.000%, 2/1/35	948,052	992,314
5.500%, 11/25/35 TBA	33,600,000	33,537,000
5.500%, 12/25/35 TBA	67,888,000	67,675,850
Federal National Mortgage Association
5.000%, 10/25/20 TBA	60,900,000	60,728,749
5.500%, 10/25/20 TBA	48,145,000	48,837,084
5.500%, 10/25/35 TBA	263,000	262,836
6.000%, 10/25/35 TBA	188,250,000	191,367,797
Government National Mortgage Association
5.500%, 10/15/35 TBA	13,100,000	13,218,712

		610,377,976

U.S. Treasuries (10.9%)
U.S. Treasury Bonds
8.875%, 2/15/19^	8,745,000	12,527,554
7.250%, 8/15/22	3,000,000	3,919,686
6.375%, 8/15/27^	16,135,000	19,994,799
6.125%, 8/15/29^	7,500,000	9,130,957
7.250%, 5/15/30^	1,075,000	1,334,806
U.S. Treasury Notes
1.875%, 1/31/06^	805,000	800,032
3.875%, 7/31/07^	17,715,000	17,620,898
3.375%, 2/15/08^	48,000,000	47,133,744
3.750%, 5/15/08^	1,870,000	1,849,985
4.000%, 6/15/09^	1,310,000	1,300,994
3.375%, 10/15/09^	1,550,000	1,502,108
3.500%, 2/15/10^	70,000	67,996
3.875%, 5/15/10^	9,065,000	8,933,630
3.875%, 9/15/10^	3,360,000	3,312,486
4.750%, 5/15/14^	3,965,000	4,084,878
4.250%, 8/15/14^	2,730,000	2,712,937
4.125%, 5/15/15^	3,875,000	3,808,245
4.250%, 8/15/15^	10,615,000	10,548,656

		150,584,391

Total Government Securities		872,843,981

EQ ADVISORS TRUST

EQ/J.P. MORGAN CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
Industrials (1.2%)
Aerospace & Defense (0.2%)
General Dynamics Corp.
2.125%, 5/15/06	$1,900,000	$1,876,041

Construction & Engineering (0.3%)
Caterpillar Financial Services Corp.
3.911%, 2/26/07 (l)	4,140,000	4,145,908

Industrial Conglomerates (0.3%)
Hutchison Whampoa International Ltd.
6.250%, 1/24/14 §	1,610,000	1,701,765
7.450%, 11/24/33 §	2,180,000	2,518,118

		4,219,883

Road & Rail (0.4%)
CSX Corp.
4.010%, 8/3/06^ (l)	3,944,000	3,950,460
Norfolk Southern Corp.
5.590%, 5/17/25	365,000	364,863
7.800%, 5/15/27	43,000	54,474
5.640%, 5/17/29	1,112,000	1,115,344
7.250%, 2/15/31	398,000	484,855

		5,969,996

Total Industrials		16,211,828

Materials (0.5%)
Metals & Mining (0.5%)
Corp. Nacional del Cobre de Chile - CODELCO
5.625%, 9/21/35 §	1,645,000	1,627,560
Newmont Mining Corp.
5.875%, 4/1/35	1,685,000	1,651,455
Noranda, Inc.
6.200%, 6/15/35	1,965,000	1,897,907
Teck Cominco Ltd.
6.125%, 10/1/35	1,870,000	1,833,772

Total Materials		7,010,694

Telecommunication Services (1.8%)
Diversified Telecommunication Services (1.2%)
BellSouth Corp.
6.000%, 11/15/34	1,305,000	1,310,455
Deutsche Telekom International Finance BV
5.250%, 7/22/13	600,000	605,760
8.250%, 6/15/30	1,380,000	1,781,606
France Telecom S.A.
7.750%, 3/1/11	525,000	596,121
8.500%, 3/1/31	1,690,000	2,264,862
Sprint Capital Corp.
6.900%, 5/1/19	3,095,000	3,464,989
8.750%, 3/15/32	1,550,000	2,078,438
Verizon Global Funding Corp.
5.850%, 9/15/35	3,465,000	3,407,644

		15,509,875

Wireless Telecommunication Services (0.6%)
America Movil S.A. de C.V.
6.375%, 3/1/35	1,980,000	1,919,850
AT&T Wireless Services, Inc.
8.125%, 5/1/12	1,270,000	1,489,297
8.750%, 3/1/31	1,710,000	2,308,155
Motorola, Inc.
7.500%, 5/15/25^	2,330,000	2,805,930

		8,523,232

Total Telecommunication Services		24,033,107

Utilities (2.0%)
Electric Utilities (1.5%)
Alabama Power Co.
2.800%, 12/1/06	1,580,000	1,550,290
Appalachian Power Co.
5.800%, 10/1/35	$1,690,000	$1,673,622
Dominion Resources, Inc.
4.300%, 9/28/07 (l)	3,500,000	3,499,041
6.750%, 12/15/32	50,000	54,856
6.300%, 3/15/33^	1,805,000	1,872,633
Pacificorp
4.300%, 9/15/08	1,550,000	1,531,884
Progress Energy, Inc.
6.850%, 4/15/12	2,744,000	2,971,675
7.000%, 10/30/31	1,275,000	1,416,771
Public Service Enterprise Group
4.295%, 9/21/08 (l)	4,185,000	4,182,430
Virginia Electric & Power Co.
4.500%, 12/15/10	1,485,000	1,459,019

		20,212,221

Gas Utilities (0.4%)
Kinder Morgan Energy Partners LP
0.073%, 8/15/33	1,794,000	2,080,556
Nisource Finance Corp.
5.450%, 9/15/20	3,275,000	3,203,572

		5,284,128

Multi-Utilities & Unregulated Power (0.1%)
Dominion Resources, Inc.
8.125%, 6/15/10	1,695,000	1,910,687

Total Utilities		27,407,036

Total Long-Term Debt Securities (126.0%) (Cost $1,734,301,563)		1,731,621,591

SHORT-TERM DEBT SECURITIES:
Commercial Paper (10.1%)
ABN Amro Bank
3.41%, 10/26/05 (o)(p)	13,750,000	13,716,236
Alliance & Leicester plc
3.60%, 10/21/05 (m)(o)(p)	8,677,000	8,658,808
Amsterdam Funding Corp.
3.61%, 10/6/05 (m)(o)(p)	14,111,000	14,102,510
ANZ (Delaware), Inc.
3.69%, 12/1/05 (o)(p)	16,000,000	15,899,040
Dexia Delaware LLC
3.64%, 10/24/05 (o)(p)	13,750,000	13,716,699
Eureka Securitization, Inc.
3.74%, 11/3/05 (m)(o)(p)	13,250,000	13,203,323
Gemini Securitization Corp.
3.71%, 11/14/05 (m)(o)(p)	9,000,000	8,958,504
Intesa Funding LLC
3.29%, 10/31/05 (o)(p)	17,000,000	16,951,932
KFW International Finance
3.68%, 11/18/05 (m)(o)(p)	19,000,000	18,905,427
Ranger Funding
3.63%, 10/25/05 (m)(o)(p)	15,019,000	14,981,237

Total Commercial Paper		139,093,716

Short-Term Investments of Cash Collateral for Securities Loaned (9.7%)
Bank of America Corp.
3.81%, 8/10/06 (l)	10,000,000	10,000,000
Barclays New York
3.80%, 8/30/06 (l)	9,998,002	9,998,002
General Electric Capital Corp.
3.64%, 10/24/05 (l)	9,786,000	9,786,000
4.04%, 5/12/06 (l)	2,003,141	2,003,141
National City Bank Indiana
3.88%, 11/7/05 (l)	4,999,435	4,999,435
New York Life Insurance
3.80%, 1/3/06 (l)	6,000,000	6,000,000

EQ ADVISORS TRUST

EQ/J.P. MORGAN CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
Nomura Securities
3.87%, 10/3/05 (l)	$74,730,012	$74,730,012
Royal Bank of Scotland Group plc
4.02%, 3/30/07 (l)	5,281,947	5,281,947
U.S. Bank NA
3.69%, 10/2/06 (l)	4,996,888	4,996,888
UBS Securities LLC
3.98%, 12/27/05 (l)	440,086	440,086
Wells Fargo & Co.
4.05%, 10/1/07 (l)	5,000,000	5,000,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		133,235,511

Total Short-Term Investments (19.8%) (Amortized Cost $272,333,187)		272,329,227

	Numbers of Contacts (c)
OPTIONS PURCHASED:
Call Options Purchased (0.0%)*
U.S. 10 Year Treasury Notes Futures
November-2005@ $113	121	1,891
December-2005@ $108.50	56	4,375
December-2005@ $112	147	22,969
December-2005@ $113	121	7,562
EURODollar Futures
December-2005@ $96.00	122	5,337
U.S Treasury Bonds
November-2005@ $119	57	891

		43,025

Put Options Purchased (0.1%)*
U.S. 5 Year Treasury Notes Futures
November-2005@ $107.00	142	57,687
December-2005@ $108.50	269	462,344
EURODollar Futures
December-2005@ $95.25	122	32,788
U.S. 10 Year Treasury Notes Futures
November-2005@ $108	121	7,563
December-2005@ $108	121	26,468
December-2005@ $109	367	166,297
U.S.Treasury Bonds
November-2005@ $113	229	78,719
November-2005@ $115	230	269,531

		1,101,397

Total Options Purchased (0.1%) (Cost $767,345)		1,144,422

Total Investments before Options Written (145.9%) (Cost/Amortized Cost $2,007,402,075)		2,005,095,240

OPTIONS WRITTEN:
Call Options (- 0.1%)*
U.S. 10 Year Treasury Notes Futures
March-2005@ $110	(723)	$(960,234)
November-2005@ $111	(121)	(18,906)
December-2005@ $111	(121)	(47,266)
EURODollar Futures
December-2-5@ $95.75	(122)	(15,250)
U.S Treasury Bonds
November-2005@ $118	(228)	(10,688)

		(1,052,344)

Put Options (- 0.1%)*
EURODollar Futures
December-2005@ $95.50	(122)	(70,150)
U.S. 10 Year Treasury Notes Futures
March-2006@ $110	(723)	(1,095,797)
November-2005@ $110	(121)	(68,063)
December-2005@ $110	(121)	(103,984)
U.S Treasury Bonds November-2005@ $114	(460)	$(301,875)

		(1,639,869)

Total Options Written (- 0.2%) (Premiums received $2,777,686)		(2,692,213)

Total Investments After Options Written (145.7%) (Cost /Amortized Cost $2,004,624,389)		2,002,403,027
Other Assets Less Liabilities (- 45.7%)		(627,660,601)

Net Assets (100%)		$1,374,742,426

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2005, the market value of these securities amounted to $179,399,052 or 13.05% of net assets. Securities denoted with “§” but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2005.

(m)	Section 4(2) Commercial Paper. Private placement for non-current transaction. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2005.

(p)	Yield to maturity.

Glossary:

CMO — Collateralized Mortgage Obligation

EUR — European Currency Unit

IO — Interest only

REIT — Real Estate Investment Trust

TBA — Security is subject to delayed delivery.

EQ ADVISORS TRUST

EQ/J.P. MORGAN CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2005 (Unaudited)

At September 30, 2005 the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 9/30/05	Unrealized Appreciation/ (Depreciation)
U.S. 2 Year Treasury Notes	1,214	December-05	$250,757,030	$249,951,219	$(805,811)
U.S. 5 Year Treasury Notes	211	December-05	22,675,770	22,547,328	(128,442)
U.S. 10 Year Treasury Notes	68	December-05	7,498,035	7,474,688	(23,347)
EURODollar	519	March-06	124,448,964	123,846,375	(602,589)

					$(1,560,189)

Sales
EURO-BUND	(289)	December-05	$(42,932,656)	$(42,693,477)	$239,179
U.S.Treasury Bond	(165)	December-05	(18,950,422)	(18,877,031)	73,391
U.S. 5 Year Treasury Notes	(377)	December-05	(40,436,243)	(40,285,984)	150,259
U.S. 10 Year Treasury Notes	(245)	December-05	(27,219,158)	(26,930,860)	288,298

					751,127

					$(809,062)

At September 30, 2005 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Amount (000’s)	Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sell Contracts
European Union, expiring 11/18/05	(16,447)	$(20,221,586)	$(19,873,732)	$347,854

Options written for the nine months ended September 30, 2005, were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding—December 31, 2004	—	$—
Options Written	20,776	11,456,935
Options Terminated in Closing Purchase Transactions	(10,625)	(6,448,788)
Options Expired	(7,289)	(2,230,461)
Options Exercised	—	—

Options Outstanding—September 30, 2005	2,862	$2,777,686

Investment security transactions for the nine months ended September 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$7,283,900,867
U.S. Government securities	446,238,018

$7,730,138,885

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$7,114,655,505
U.S. Government securities	434,916,013

$7,549,571,518

As of September 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,065,151
Aggregate gross unrealized depreciation	(12,439,278)

Net unrealized depreciation	$(2,374,127)

Federal income tax cost of investments	$2,007,469,347

At September 30, 2005, the Portfolio had loaned securities with a total value of $194,128,154. This was secured by collateral of $ 133,235,511 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $65,067,088 was received in the form of short-term pooled securities, which the portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio’s assets and liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JP MORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.2%)
Auto Components (0.3%)
Lear Corp.^	43,300	$1,470,901

Hotels, Restaurants & Leisure (1.6%)
Carnival Corp. ^	88,800	4,438,224
McDonald’s Corp.	161,900	5,422,031

		9,860,255

Household Durables (0.3%)
Lennar Corp., Class A	32,700	1,954,152

Media (5.7%)
Dex Media, Inc.^	139,500	3,876,705
Liberty Media Corp., Class A*	1,292,600	10,405,430
News Corp., Class A	163,500	2,548,965
Time Warner, Inc.	324,400	5,874,884
Viacom, Inc., Class B	363,500	11,999,135

		34,705,119

Multiline Retail (1.6%)
Dollar General Corp.	267,000	4,896,780
Kohl’s Corp.*	98,700	4,952,766

		9,849,546

Specialty Retail (0.5%)
Staples, Inc.	148,000	3,155,360

Textiles, Apparel & Luxury Goods (1.2%)
Jones Apparel Group, Inc.	262,500	7,481,250

Total Consumer Discretionary		68,476,583

Consumer Staples (4.3%)
Beverages (1.0%)
Coca-Cola Co.	87,300	3,770,487
Coca-Cola Enterprises, Inc.	132,527	2,584,276

		6,354,763

Food Products (1.0%)
Kellogg Co.	75,400	3,478,202
Kraft Foods, Inc., Class A^	81,600	2,496,144

		5,974,346

Household Products (0.4%)
Kimberly-Clark Corp.	44,400	2,643,132

Tobacco (1.9%)
Altria Group, Inc.	153,400	11,307,114

Total Consumer Staples		26,279,355

Energy (14.1%)
Energy Equipment & Services (0.9%)
GlobalSantaFe Corp.	38,900	1,774,618
Halliburton Co.	28,500	1,952,820
Rowan Cos., Inc.	54,500	1,934,205

		5,661,643

Oil & Gas (13.2%)
Anadarko Petroleum Corp.	32,900	3,150,175
Apache Corp.	75,600	5,686,632
Chevron Corp.	226,554	14,664,840
ConocoPhillips	162,900	11,388,339
Exxon Mobil Corp.	617,200	39,216,888
Occidental Petroleum Corp.	76,200	6,509,766

		80,616,640

Total Energy		86,278,283

Financials (32.6%)
Capital Markets (4.5%)
Goldman Sachs Group, Inc.	25,500	3,100,290
Mellon Financial Corp.	60,400	1,930,988
Merrill Lynch & Co., Inc.	91,500	5,613,525
Morgan Stanley	217,200	11,715,768
State Street Corp.	106,700	$5,219,764

		27,580,335

Commercial Banks (6.4%)
Bank of America Corp.	323,800	13,631,980
BB&T Corp. ^	52,600	2,054,030
North Fork Bancorp, Inc.	185,700	4,735,350
SunTrust Banks, Inc.	76,800	5,333,760
U.S. Bancorp	379,200	10,647,936
Wells Fargo & Co.	50,900	2,981,213

		39,384,269

Consumer Finance (2.0%)
MBNA Corp.	496,300	12,228,832

Diversified Financial Services (7.5%)
CIT Group, Inc.	211,000	9,532,980
Citigroup, Inc.	690,200	31,417,904
Lazard Ltd., Class A^	197,300	4,991,690

		45,942,574

Insurance (6.3%)
Ambac Financial Group, Inc.	90,806	6,543,480
Assurant, Inc.	86,200	3,280,772
Genworth Financial, Inc., Class A	198,200	6,389,968
Hartford Financial Services Group, Inc.^	70,900	5,471,353
RenaissanceRe Holdings Ltd.^	171,400	7,495,322
Willis Group Holdings Ltd.^	246,388	9,251,870

		38,432,765

Real Estate (2.3%)
Mack-Cali Realty Corp. (REIT)^	125,400	5,635,476
Prologis Trust (REIT)	113,400	5,024,754
United Dominion Realty Trust, Inc. (REIT)	138,900	3,291,930

		13,952,160

Thrifts & Mortgage Finance (3.6%)
Fannie Mae	93,200	4,177,224
Freddie Mac	232,100	13,104,366
Washington Mutual, Inc.^	115,400	4,525,988

		21,807,578

Total Financials		199,328,513

Health Care (7.2%)
Health Care Equipment & Supplies (1.6%)
Boston Scientific Corp.*	340,700	7,962,159
Guidant Corp.	29,000	1,997,810

		9,959,969

Health Care Providers & Services (1.7%)
Cardinal Health, Inc.	20,000	1,268,800
Coventry Health Care, Inc.*	18,300	1,574,166
WellPoint, Inc.*	94,900	7,195,318

		10,038,284

Pharmaceuticals (3.9%)
Eli Lilly & Co.	93,200	4,988,064
Merck & Co., Inc.	91,800	2,497,878
Pfizer, Inc.	443,100	11,064,207
Wyeth	115,900	5,362,693

		23,912,842

Total Health Care		43,911,095

Industrials (7.2%)
Aerospace & Defense (0.7%)
Lockheed Martin Corp.	68,100	4,156,824

Commercial Services & Supplies (1.4%)
Cendant Corp.	208,200	4,297,248
Waste Management, Inc.	155,100	4,437,411

		8,734,659

Industrial Conglomerates (3.7%)
3M Co.	50,600	3,712,016

EQ ADVISORS TRUST

EQ/JP MORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
General Electric Co.	216,200	$7,279,454
Tyco International Ltd.	424,100	11,811,185

		22,802,655

Machinery (0.5%)
Eaton Corp.	45,700	2,904,235

Road & Rail (0.9%)
Union Pacific Corp.	72,200	5,176,740

Total Industrials		43,775,113

Information Technology (5.3%)
Communications Equipment (1.0%)
Cisco Systems, Inc.*	92,200	1,653,146
Corning, Inc.*	241,900	4,675,927

		6,329,073

Computers & Peripherals (0.8%)
Lexmark International, Inc.,
Class A*	76,500	4,670,325

Electronic Equipment & Instruments (0.0%)
Symbol Technologies, Inc.	861	8,334

IT Services (1.4%)
Affiliated Computer Services, Inc., Class A*^	82,600	4,509,960
Sabre Holdings Corp., Class A^	196,700	3,989,076

		8,499,036

Office Electronics (0.6%)
Xerox Corp.*	270,800	3,696,420

Software (1.5%)
Computer Associates International, Inc.^	176,200	4,900,122
Microsoft Corp.	173,100	4,453,863

		9,353,985

Total Information Technology		32,557,173

Materials (5.2%)
Chemicals (2.1%)
Air Products & Chemicals, Inc.	40,600	2,238,684
Lyondell Chemical Co.	68,200	1,951,884
Nalco Holding Co.*	107,542	1,814,234
Praxair, Inc.	137,600	6,595,168

		12,599,970

Containers & Packaging (0.6%)
Pactiv Corp.*	212,200	3,717,744

Metals & Mining (1.9%)
Alcoa, Inc.	177,900	4,344,318
United States Steel Corp.^	167,600	7,097,860

		11,442,178

Paper & Forest Products (0.6%)
MeadWestvaco Corp.^	138,300	3,819,846

Total Materials		31,579,738

Telecommunication Services (5.1%)
Diversified Telecommunication Services (5.1%)
SBC Communications, Inc.^	232,000	5,561,040
Sprint Nextel Corp.	435,300	10,351,434
Verizon Communications, Inc.	463,300	15,145,277

Total Telecommunication Services		31,057,751

Utilities (6.4%)
Electric Utilities (3.0%)
American Electric Power Co., Inc.	61,200	2,429,640
Edison International, Inc.	39,100	1,848,648
Pinnacle West Capital Corp.	143,900	6,343,112
PPL Corp.	236,000	7,629,880

		18,251,280

Multi-Utilities & Unregulated Power (3.4%)
Dominion Resources, Inc.^	114,400	$9,854,416
Consolidated Edison, Inc.^	89,400	4,340,370
SCANA Corp.	156,700	6,619,008

		20,813,794

Total Utilities		39,065,074

Total Common Stocks (98.6%) (Cost $576,433,355)		602,308,678

	Principal Amount
SHORT-TERM INVESTMENTS:
Government Security (1.5%)
Federal Home Loan Bank
3.18%, 10/3/05 (o)	$9,116,000	9,113,584

Short-Term Investments of Cash Collateral for Securities Loaned (8.5%)
CC USA, Inc.
3.98%, 8/3/06	3,002,903	3,002,903
Nomura Securities
3.87%, 10/3/05	48,645,034	48,645,035

Total Short-Term Investments of Cash Collateral for Securities Loaned		51,647,938

Total Short-Term Investments (10.0%) (Amortized Cost $60,762,327)		60,761,522

Total Investments (108.6%) (Cost/Amortized Cost $637,195,682)		663,070,200
Other Assets Less Liabilities (-8.6%)		(52,270,535)

Net Assets (100%)		$610,799,665

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(o)	Discount Note Security. Effective rate calculated as of September 30, 2005.

Glossary:

REIT — Real Estate Investment Trust

EQ ADVISORS TRUST

EQ/JP MORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2005 (Unaudited)

Investment security transactions for the nine months ended September 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$300,125,124
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$314,113,137

As of September 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$42,574,152
Aggregate gross unrealized depreciation	(27,949,049)

Net unrealized appreciation	$14,625,103

Federal income tax cost of investments	$648,445,097

At September 30, 2005, the Portfolio had loaned securities with a total value of $51,119,457. This was secured by collateral of $ 51,647,938 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $147,459, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

For the nine months ended September 30, 2005, the Portfolio incurred approximately $705 as brokerage commissions with Bernstein (San- ford C.) & Co., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $27,237,985 which expires in the year 2011.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LAZARD SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Discretionary (11.6%)
Commercial Services & Supplies (0.9%)
Knoll, Inc.	525,200	$9,637,420
Sotheby’s Holdings, Inc., Class A*^	320,400	5,357,088

		14,994,508

Distributors (1.1%)
WESCO International, Inc.*	539,400	18,269,478

Hotels, Restaurants & Leisure (2.3%)
Alliance Gaming Corp.*	1,425,400	15,465,590
CBRL Group, Inc.^	213,000	7,169,580
Rare Hospitality International, Inc.*	172,200	4,425,540
WMS Industries, Inc.*^	401,200	11,285,756

		38,346,466

Media (4.5%)
ADVO, Inc.^	601,250	18,813,112
Arbitron, Inc.	383,100	15,262,704
Carmike Cinemas, Inc.^	244,100	5,599,654
Journal Register Co.^	544,700	8,813,246
Liberty Corp.^	244,200	11,450,538
R.H. Donnelley Corp.*	244,300	15,454,418

		75,393,672

Specialty Retail (1.7%)
CSK Auto Corp.*	203,800	3,032,544
Dick’s Sporting Goods, Inc.*^	379,400	11,423,734
Finish Line, Inc., Class A^	458,700	6,692,433
PETCO Animal Supplies, Inc.*	299,700	6,341,652
Rush Enterprises, Inc., Class A*	85,500	1,306,440

		28,796,803

Textiles, Apparel & Luxury Goods (1.1%)
Fossil, Inc.*^	403,900	7,346,941
Timberland Co., Class A*^	358,100	12,096,618

		19,443,559

Total Consumer Discretionary		195,244,486

Consumer Staples (1.7%)
Food & Staples Retailing (0.9%)
Performance Food Group Co.*^	465,800	14,700,648

Food Products (0.8%)
Delta & Pine Land Co.^	549,400	14,509,654

Total Consumer Staples		29,210,302

Energy (10.7%)
Energy Equipment & Services (4.3%)
Grey Wolf, Inc.*	1,272,800	10,729,704
Key Energy Services, Inc.*	1,056,200	15,652,884
Maverick Tube Corp.*^	216,400	6,492,000
NS Group, Inc.*	41,200	1,617,100
Oil States International, Inc.*	342,300	12,428,913
Todco, Class A*	314,000	13,096,940
Veritas DGC, Inc.*^	344,100	12,600,942

		72,618,483

Oil & Gas (6.4%)
Brigham Exploration Co.*^	996,800	12,808,880
Denbury Resources, Inc.*	158,300	7,984,652
Dresser Rand Group*	702,900	17,312,427
Energy Partners Ltd.*^	394,400	12,313,168
Forest Oil Corp.*	201,700	10,508,570
Kinder Morgan Management LLC*	272,443	13,502,275
OMI Corp.^	1,197,600	21,401,112
Range Resources Corp.	306,300	11,826,243

		107,657,327

Total Energy		180,275,810

Financials (20.2%)
Commercial Banks (8.3%)
Bank of the Ozarks, Inc.^	386,300	$13,261,679
Boston Private Financial Holdings, Inc.^	435,400	11,555,516
First Community Bancorp, Inc./California	189,876	9,081,769
First Midwest Bancorp, Inc.^	251,325	9,359,343
MB Financial, Inc.	438,650	17,098,577
Pacific Capital Bancorp^	245,900	8,186,011
Provident Bankshares Corp.^	268,500	9,338,430
Sandy Spring Bancorp, Inc.^	225,000	7,582,500
South Financial Group, Inc.	310,500	8,333,820
Sterling Bancshares, Inc./Texas^	694,700	10,219,037
Texas Regional Bancshares, Inc.^	555,950	16,005,801
Umpqua Holdings Corp.^	403,148	9,804,559
United Bancshares, Inc.^	194,900	6,811,755
Westamerica Bancorp^	53,000	2,737,450

		139,376,247

Diversified Financial Services (0.7%)
Financial Federal Corp.^	299,200	11,908,160

Insurance (3.4%)
Arch Capital Group Ltd.	366,000	18,149,940
Assured Guaranty Ltd.	625,100	14,958,643
Bristol West Holdings, Inc.^	727,800	13,282,350
Scottish Re Group Ltd.	446,400	10,642,176

		57,033,109

Real Estate (6.0%)
Alexandria Real Estate Equities, Inc. (REIT)	143,100	11,832,939
BioMed Realty Trust, Inc. (REIT)	735,600	18,242,880
Brandywine Realty Trust (REIT)	469,300	14,590,537
Capital Automotive (REIT)	258,900	10,022,019
Corporate Office Properties Trust (REIT)^	204,600	7,150,770
Cousins Properties, Inc. (REIT)	273,200	8,256,104
Levitt Corp., Class A	456,676	10,476,147
Lexington Corp. Properties Trust (REIT)	379,000	8,925,450
Mills Corp. (REIT)^	126,800	6,984,144
Prentiss Properties Trust (REIT)^	139,500	5,663,700

		102,144,690

Thrifts & Mortgage Finance (1.8%)
Bank Atlantic Bancorp, Inc., Class A	752,200	12,779,878
Bankunited Financial Corp., Class A^	692,600	15,839,762
MAF Bancorp, Inc.	28,263	1,158,783

		29,778,423

Total Financials		340,240,629

Health Care (9.9%)
Health Care Equipment & Supplies (2.4%)
Advanced Medical Optics, Inc.*	311,400	11,817,630
Candela Corp.*^	301,991	2,965,552
Matthews International Corp., Class A^	209,200	7,905,668
Symmetry Medical, Inc.*	757,600	17,955,120

		40,643,970

Health Care Providers & Services (4.6%)
Alderwoods Group, Inc.*	433,000	7,092,540
AMERIGROUP Corp.*	320,200	6,122,224
Gentiva Health Services, Inc.*	171,200	3,102,144

EQ ADVISORS TRUST

EQ/LAZARD SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Hanger Orthopedic Group, Inc.*^‡	1,180,200	$9,087,540
Kindred Healthcare, Inc.*^	463,210	13,803,658
LifePoint Hospitals, Inc.*	335,900	14,688,907
PSS World Medical, Inc.*^	957,800	12,777,052
Ventiv Health, Inc.*^	407,200	10,672,712

		77,346,777

Pharmaceuticals (2.9%)
BioScrip, Inc.*^	1,064,700	6,920,550
Connetics Corp.*^	630,400	10,660,064
First Horizon Pharmaceutical Corp.*^	625,900	12,436,633
KV Pharmaceutical Co.*^	289,000	5,135,530
Taro Pharmaceuticals Industries Ltd.*^	517,300	13,310,129

		48,462,906

Total Health Care		166,453,653

Industrials (14.8%)
Aerospace & Defense (3.1%)
Applied Signal Technology, Inc.^‡	718,034	13,700,089
DRS Technologies, Inc.	211,400	10,434,704
Engineered Support Systems, Inc.	214,200	8,790,768
Esterline Technologies Corp.*^	379,800	14,390,622
Ladish Co., Inc.*	295,500	5,153,520

		52,469,703

Air Freight & Logistics (1.7%)
Hub Group, Inc., Class A*^	308,500	11,325,035
Pacer International, Inc.	677,700	17,864,172

		29,189,207

Airlines (0.6%)
Airtran Holdings, Inc.*^	827,300	10,473,618

Commercial Services & Supplies (4.8%)
Herman Miller, Inc.	306,800	9,296,040
Learning Tree International, Inc.*^	696,028	9,187,569
Tetra Tech, Inc.*^	700,600	11,784,092
United Rentals, Inc.*^	813,900	16,041,969
Waste Connections, Inc.*^	191,399	6,714,277
Watson Wyatt & Co. Holdings^	522,900	14,092,155
Wright Express Corp.*^	627,500	13,547,725

		80,663,827

Electrical Equipment (1.2%)
Acuity Brands, Inc.	252,300	7,485,741
Regal Beloit Corp.^	410,800	13,326,352

		20,812,093

Machinery (2.6%)
Federal Signal Corp.^	418,200	7,147,038
Kennametal, Inc.^	264,500	12,971,080
Middleby Corp.*^	124,600	9,033,500
Wabash National Corp.^	724,200	14,237,772

		43,389,390

Road & Rail (0.4%)
Swift Transportation Co., Inc.*^	327,500	5,796,750

Transportation Infrastructure (0.4%)
Genco Shipping & Trading Ltd.*	320,600	6,113,842

Total Industrials		248,908,430

Information Technology (15.9%)
Communications Equipment (4.0%)
Avocent Corp.*	377,700	11,950,428
C-COR, Inc.*^	1,896,200	12,799,350
CommScope, Inc.*^	433,200	7,511,688
Oplink Communications, Inc.*^	1,255,600	1,908,512
Polycom, Inc.*	721,400	11,665,038
SafeNet, Inc.*^	579,300	$21,034,383

		66,869,399

Computers & Peripherals (0.7%)
Dot Hill Systems Corp.*^	1,849,600	12,447,808

Electronic Equipment & Instruments (3.2%)
Benchmark Electronics, Inc.*	563,600	16,975,632
Photon Dynamics, Inc.*^	409,700	7,845,755
Rogers Corp.*^	408,000	15,789,600
TTM Technologies, Inc.*	1,828,600	13,074,490

		53,685,477

Internet Software & Services (0.5%)
WebEx Communications, Inc.*^	357,000	8,750,070

IT Services (1.4%)
BearingPoint, Inc.*^	162,800	1,235,652
BISYS Group, Inc.*	664,700	8,926,921
MPS Group, Inc.*^	1,067,800	12,600,040

		22,762,613

Semiconductors & Semiconductor Equipment (5.2%)
Actel Corp.*^	886,200	12,814,452
ADE Corp.*^	309,200	6,950,816
Brooks Automation, Inc.*^	643,900	8,583,187
ChipMOS TECHNOLOGIES Bermuda Ltd.*^	1,164,600	8,035,740
Exar Corp.*	879,000	12,323,580
Integrated Device Technology, Inc.*^	1,848,800	19,856,112
Microsemi Corp.*^	338,200	8,637,628
Zoran Corp.*	726,300	10,386,090

		87,587,605

Software (0.9%)
Agile Software Corp.*^	648,500	4,649,745
Secure Computing Corp.*	573,700	6,511,495
Serena Software, Inc.*^	217,100	4,326,803

		15,488,043

Total Information Technology		267,591,015

Materials (8.1%)
Chemicals (2.7%)
Olin Corp.^	641,900	12,189,681
PolyOne Corp.*^	814,200	4,934,052
Scotts Miracle Gro Co., Class A^	104,500	9,188,685
Spartech Corp.^	437,000	8,538,980
Westlake Chemical Corp.^	392,500	10,628,900

		45,480,298

Construction Materials (0.5%)
Texas Industries, Inc.^	144,100	7,839,040

Metals & Mining (4.9%)
Cleveland-Cliffs, Inc.^	181,300	15,793,043
Oregon Steel Mills, Inc.*^	691,000	19,278,900
RBC Bearings Inc.*	448,829	7,158,823
RTI International Metals, Inc.*^	584,500	23,000,075
Steel Dynamics, Inc.^	509,600	17,306,016

		82,536,857

Total Materials		135,856,195

Telecommunication Services (0.6%)
Wireless Telecommunication Services (0.6%)
Wireless Facilities, Inc.*^	1,918,346	11,126,407

Total Telecommunication Services		11,126,407

Utilities (3.2%)
Electric Utilities (1.5%)
Cleco Corp.	712,500	16,800,750
ITC Holdings Corp.^	292,500	8,476,650

		25,277,400

EQ ADVISORS TRUST

EQ/LAZARD SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Gas Utilities (1.4%)
AGL Resources, Inc.^	213,900	$7,937,829
New Jersey Resources Corp.^	323,500	14,874,530

		22,812,359

Multi-Utilities and Unregulated Power (0.3%)
Vectren Corp.^	196,600	5,573,610

Total Utilities		53,663,369

Total Common Stocks (96.7%) (Cost $1,486,412,390)		1,628,570,296

	Principal Amount
SHORT-TERM INVESTMENTS:
Government Securities (3.7%)
U.S. Treasury Bills
3.23%, 10/6/05^(o)	$8,801,000	8,792,027
3.29%, 11/10/05^(o)	52,979,000	52,782,326

Total Government Securities		61,574,353

Short-Term Investments of Cash Collateral for Securities Loaned (9.2%)
Bank of America Corp.
3.81%, 8/10/06 (l)	11,000,000	11,000,000
Bank of Nova Scotia N.Y.
3.83%, 5/30/06 (l)	4,998,344	4,998,344
General Electric Capital Corp.
4.03%, 3/29/06 (l)	8,000,979	8,000,979
4.04%, 5/12/06 (l)	2,003,141	2,003,141
Goldman Sachs Group LP
4.08%, 10/2/06 (l)	10,000,000	10,000,000
Merrill Lynch & Co., Inc.
3.67%, 10/19/06 (l)	6,000,000	6,000,000
New York Life Insurance
3.80%, 1/3/06 (l)	9,000,000	9,000,000
Nomura Securities
3.87%, 10/3/05	85,328,347	85,328,347
Nordeutsche Landesbank N.Y.
3.85%, 3/30/06 (l)	8,996,940	$8,996,940
U.S. Bank NA
3.69%, 10/2/06 (l)	4,996,888	4,996,888
Wells Fargo & Co.
4.05%, 10/1/07 (l)	5,000,000	5,000,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		155,324,639

Total Short-Term Investments (12.9%) (Amortized Cost $216,907,637)		216,898,992

Total Investments (109.6%) (Cost/Amortized Cost $1,703,320,027)		1,845,469,288
Other Assets Less Liabilities (-9.6%)		(161,899,589)

Net Assets (100%)		$1,683,569,699

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

‡	Affiliated company as defined under the Investment Company Act of 1940.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2005.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2005.

Glossary:

REIT — Real Estate Investment Trust

Investments in companies which were affiliates for the nine months ended September 30, 2005, were as follows:

Securities	Market Value December 31, 2004	Purchases at Cost	Sales at Cost	Market Value September 30, 2005	Dividend Income	Realized Gain (Loss)
Hanger Orthopedic Group, Inc.	$1,236,870	$7,253,456	$—	$9,087,540	$—	$—
Applied Signal Technology, Inc.	—	13,254,470	—	13,700,089	—	—

	$1,236,870			$22,787,629	$—	$—

EQ ADVISORS TRUST

EQ/LAZARD SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2005 (Unaudited)

Investment security transactions for the nine months ended September 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,186,478,070
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$912,465,466

As of September 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$191,690,362
Aggregate gross unrealized depreciation	(51,061,185)

Net unrealized appreciation	$140,629,177

Federal income tax cost of investments	$1,704,840,111

At September 30, 2005, the Portfolio had loaned securities with a total value of $155,964,811. This was secured by collateral of $155,324,639 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $1,929,396 was received in the form of short-term pooled securities, which the portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio’s assets and liabilities. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $498,939, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LONG TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (0.4%)
Non-Agency (0.4%)
JP Morgan Chase Commercial Mortgage Securities Corp., Series 05-LDP1 A4
5.038%, 3/15/46 (l)	$2,000,000	$2,005,752

Total Asset-Backed and Mortgage-Backed Securities		2,005,752

Consumer Discretionary (4.3%)
Household Durables (0.8%)
Centex Corp.
5.250%, 6/15/15	4,000,000	3,832,464

Leisure Equipment & Products (0.2%)
Brunswick Corp.
5.000%, 6/1/11	1,000,000	981,767

Media (2.0%)
Comcast Corp.
7.050%, 3/15/33	3,500,000	3,895,321
News America, Inc.
6.200%, 12/15/34	3,000,000	3,004,530
Time Warner, Inc.
7.700%, 5/1/32	2,500,000	2,959,810

		9,859,661

Multiline Retail (1.3%)
Target Corp.
7.000%, 7/15/31	5,300,000	6,441,827

Total Consumer Discretionary		21,115,719

Consumer Staples (4.5%)
Beverages (0.4%)
Anheuser Busch Cos., Inc.
6.000%, 11/1/41	2,000,000	2,156,034

Food & Staples Retailing (0.9%)
American Stores Co.
8.000%, 6/1/26	2,000,000	1,857,434
Safeway, Inc.
7.250%, 2/1/31	2,500,000	2,644,068

		4,501,502

Food Products (3.2%)
ConAgra Foods, Inc.
8.250%, 9/15/30	3,000,000	3,761,967
Grand Metropolitan Investment Corp.
7.450%, 4/15/35	3,000,000	3,865,698
Hershey Co.
7.200%, 8/15/27	3,500,000	4,344,025
Kellogg Co.
7.450%, 4/1/31	2,800,000	3,525,561

		15,497,251

Total Consumer Staples		22,154,787

Energy (1.7%)
Energy Equipment & Services (0.7%)
Halliburton Co.
8.750%, 2/15/21	2,800,000	3,675,997

Oil & Gas (1.0%)
Anadarko Finance Co.
7.500%, 5/1/31	2,750,000	3,381,826
Texaco Capital, Inc.
9.750%, 3/15/20	1,000,000	1,480,680

		4,862,506

Total Energy		8,538,503

Financials (8.0%)
Capital Markets (1.4%)
Goldman Sachs Group, Inc.
5.130%, 1/15/15	$7,000,000	$6,978,335

Commercial Banks (2.5%)
Barclays Bank plc
6.278%, 12/31/49 (l)	2,000,000	1,970,520
First Union National Bank Of Florida
6.180%, 2/15/36	5,000,000	5,523,285
HSBC Holdings PLC
7.625%, 5/17/32	1,000,000	1,246,456
Suntrust Bank
5.450%, 12/1/17	1,000,000	1,029,035
UBS/New York
7.750%, 9/1/26	2,000,000	2,555,086

		12,324,382

Consumer Finance (0.7%)
Capital One Financial Corp.
5.250%, 2/21/17	3,500,000	3,415,307

Diversified Financial Services (1.5%)
Associates Corp. of North America
6.950%, 11/1/18	1,000,000	1,167,485
General Electric Capital Corp.
6.750%, 3/15/32	5,000,000	5,881,140

		7,048,625

Insurance (1.3%)
Allstate Corp.
5.550%, 5/9/35	4,250,000	4,101,373
Lion Connecticut Holdings, Inc.
7.625%, 8/15/26	1,000,000	1,230,240
MBIA, Inc.
7.150%, 7/15/27	1,000,000	1,150,955

		6,482,568

Real Estate (0.6%)
Simon Property Group, LP
5.100%, 6/15/15	3,000,000	2,940,567

Total Financials		39,189,784

Government Securities (58.0%)
Foreign Governments (0.3%)
Province of British Columbia
7.250%, 9/1/36	1,000,000	1,313,677

Municipal Bonds (0.4%)
Louisiana State Gas & Fuels Tax
5.000%, 5/1/35	1,000,000	1,036,140
Michigan State Building Authority
5.000%, 10/15/33	1,000,000	1,052,360

		2,088,500

U.S. Government Agencies (11.3%)
Federal Home Loan Mortgage Corp.
4.375%, 7/17/15	22,000,000	21,486,850
Federal National Mortgage Association
6.625%, 11/15/30	27,600,000	34,070,378

		55,557,228

U.S. Treasuries (46.0%)
U.S. Treasury Bonds
8.125%, 8/15/19	24,000,000	32,766,552
7.875%, 2/15/21	31,200,000	42,439,301
6.250%, 5/15/30	4,600,000	5,711,728
5.375%, 2/15/31	43,385,000	48,604,736
U.S. Treasury Bonds Inflation Indexed
3.625%, 4/15/28	1,206,630	1,578,752
U.S. Treasury Notes
4.250%, 11/15/14	25,500,000	25,317,726
4.125%, 5/15/15	11,000,000	10,810,503

EQ ADVISORS TRUST

EQ/LONG TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
4.250%, 8/15/15	$17,000,000	$16,893,750
6.875%, 8/15/25	32,400,000	41,768,169

		225,891,217

Total Government Securities		284,850,622

Industrials (4.0%)
Aerospace & Defense (1.2%)
Boeing Co.
8.625%, 11/15/31	2,000,000	2,846,160
Lockheed Martin Corp.
7.650%, 5/1/16	2,700,000	3,269,673

		6,115,833

Air Freight & Logistics (1.1%)
CNF, Inc.
6.700%, 5/1/34	2,000,000	2,072,756
FedEx Corp.
7.500%, 1/15/18	1,687,030	1,906,541
United Parcel Service, Inc.
8.375%, 4/1/20	1,000,000	1,330,124

		5,309,421

Commercial Services & Supplies (0.2%)
Deluxe Corp.
5.000%, 12/15/12	1,000,000	949,427

Industrial Conglomerates (0.8%)
Tyco International Group S.A.
6.875%, 1/15/29	3,200,000	3,671,913

Road & Rail (0.7%)
Union Pacific Corp.
5.375%, 5/1/14	3,260,000	3,326,403

Total Industrials		19,372,997

Information Technology (1.7%)
Computers & Peripherals (1.2%)
International Business Machines Corp.
6.500%, 1/15/28	5,000,000	5,679,025

Electronic Equipment & Instruments (0.5%)
Arrow Electronics, Inc.
6.875%, 6/1/18	2,500,000	2,650,728

Total Information Technology		8,329,753

Materials (2.6%)
Chemicals (0.7%)
Eastman Chemical Co.
6.300%, 11/15/18	3,201,000	3,361,325

Metals & Mining (1.4%)
Alcan, Inc.
5.750%, 6/1/35	3,200,000	3,146,061
Barrick Gold Corp.
5.800%, 11/15/34	3,000,000	2,975,196
BHP Billiton Finance USA Ltd.
4.800%, 4/15/13	1,000,000	994,310

		7,115,567

Paper & Forest Products (0.5%)
Westvaco Corp.
8.200%, 1/15/30	2,000,000	2,434,620

Total Materials		12,911,512

Telecommunication Services (4.6%)
Diversified Telecommunication Services (3.3%)
CenturyTel, Inc.
7.875%, 8/15/12	2,000,000	2,243,000
Deutsche Telekom International Finance BV
8.250%, 6/15/30	4,000,000	5,164,076
GTE North, Inc.
7.625%, 5/15/26	$1,000,000	$1,043,806
Sprint Capital Corp.
8.750%, 3/15/32	2,500,000	3,352,320
Verizon Global Funding Corp.
7.750%, 12/1/30	3,500,000	4,263,973

		16,067,175

Wireless Telecommunication Services (1.3%)
Motorola, Inc.
7.500%, 5/15/25	3,000,000	3,612,786
U.S. Cellular Corp.
6.700%, 12/15/33	3,000,000	3,057,543

		6,670,329

Total Telecommunication Services		22,737,504

Utilities (3.1%)
Electric Utilities (2.3%)
Florida Power & Light Co.
5.400%, 9/1/35	1,000,000	989,841
Hydro-Quebec
8.500%, 12/1/29	1,000,000	1,458,272
Northern States Power-Minnesota
5.250%, 7/15/35	3,000,000	2,912,277
Pacific Gas & Electric Co.
6.050%, 3/1/34	2,800,000	2,913,098
South Carolina Electric & Gas
5.250%, 11/1/18	3,000,000	3,034,431

		11,307,919

Gas Utilities (0.8%)
Kinder Morgan Energy Partners LP
5.000%, 12/15/13	1,000,000	983,446
South California Gas Co.
5.450%, 4/15/18	3,000,000	3,088,428

		4,071,874

Total Utilities		15,379,793

Total Long-Term Debt Securities (92.9%) (Cost $461,460,931)		456,586,726

SHORT-TERM INVESTMENT:
Government Security (4.1%)
Federal National Mortgage Association 3.15%, 10/3/05 (o)(p) (Amortized Cost $19,996,500)	20,000,000	19,994,750

Total Investments (97.0%) (Cost/Amortized Cost $481,457,431)		476,581,476
Other Assets Less Liabilities (3.0%)		14,754,093

Net Assets (100%)		$491,335,569

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2005.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2005.

(p)	Yield to maturity.

EQ ADVISORS TRUST

EQ/LONG TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2005 (Unaudited)

Investment security transactions for the nine months ended September 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$237,691,792
U.S. Government securities	267,110,825

$504,802,617

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$73,771,242
U.S. Government securities	61,301,951

$135,073,193

As of September 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,926,104
Aggregate gross unrealized depreciation	(8,909,880)

Net unrealized depreciation	$(4,983,776)

Federal income tax cost of investments	$481,565,252

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LORD ABBETT GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (4.2%)
Automobiles (0.3%)
Honda Motor Co., Ltd. (ADR)	2,550	$72,420

Household Durables (0.3%)
Newell Rubbermaid, Inc.	3,290	74,519

Internet & Catalog Retail (0.2%)
Expedia, Inc.*	690	13,669
IAC/InterActiveCorp.*	690	17,491

		31,160

Media (3.1%)
Comcast Corp., Special Class A*	7,810	224,772
Tribune Co.	6,660	225,707
Walt Disney Co.	10,580	255,296

		705,775

Textiles, Apparel & Luxury Goods (0.3%)
NIKE, Inc., Class B	840	68,611

Total Consumer Discretionary		952,485

Consumer Staples (17.1%)
Beverages (2.7%)
Coca-Cola Co.	1,240	53,556
Diageo Capital plc.	4,090	237,261
PepsiCo, Inc.	5,450	309,069

		599,886

Food & Staples Retailing (4.2%)
CVS Corp.	5,850	169,709
Kroger Co.*	21,250	437,537
Wal-Mart Stores, Inc.	8,120	355,818

		963,064

Food Products (4.6%)
Campbell Soup Co.	9,390	279,353
General Mills, Inc.	1,420	68,444
H.J. Heinz Co.	4,570	166,988
Kraft Foods, Inc., Class A	17,350	530,736

		1,045,521

Household Products (3.8%)
Clorox Co.	2,930	162,732
Kimberly-Clark Corp.	5,270	313,723
Procter & Gamble Co.	6,500	386,490

		862,945

Personal Products (1.8%)
Gillette Co.	6,980	406,236

Total Consumer Staples		3,877,652

Energy (7.8%)
Energy Equipment & Services (2.8%)
Baker Hughes, Inc.	3,920	233,945
Schlumberger Ltd.	4,760	401,649

		635,594

Oil & Gas (5.0%)
El Paso Corp.	8,520	118,428
Exxon Mobil Corp.	15,910	1,010,922

		1,129,350

Total Energy		1,764,944

Financials (10.0%)
Capital Markets (1.5%)
Bank of New York Co., Inc.	10,900	320,569
Morgan Stanley	440	23,733

		344,302

Commercial Banks (2.5%)
Bank of America Corp.	6,550	275,755
Marshall & Ilsley Corp.	2,000	87,020
Mitsubishi Tokyo Financial Group, Inc. (ADR)*	6,480	84,434
PNC Financial Services Group, Inc.	850	$49,317
Wachovia Corp.	1,620	77,096

		573,622

Diversified Financial Services (2.8%)
Citigroup, Inc.	5,860	266,747
JPMorgan Chase & Co.	10,620	360,337

		627,084

Insurance (3.2%)
ACE Ltd.	10	471
Aflac, Inc.	4,570	207,021
American International Group, Inc.	5,380	333,345
Hartford Financial Services Group, Inc.	2,490	192,153

		732,990

Total Financials		2,277,998

Health Care (18.2%)
Biotechnology (1.0%)
Biogen Idec, Inc.*	580	22,898
MedImmune, Inc.*	5,860	197,189

		220,087

Health Care Equipment & Supplies (2.8%)
Baxter International, Inc.	11,680	465,681
Guidant Corp.	730	50,290
Medtronic, Inc.	2,350	126,007

		641,978

Pharmaceuticals (14.4%)
Bristol-Myers Squibb Co.	6,620	159,277
GlaxoSmithKline plc (ADR)	14,250	730,740
Johnson & Johnson	2,490	157,567
Merck & Co., Inc.	3,730	101,493
Novartis AG (ADR)	10,620	541,620
Pfizer, Inc.	23,120	577,307
Schering-Plough Corp.	12,230	257,442
Teva Pharmaceutical Industries Ltd. (ADR)	5,440	181,805
Wyeth	12,230	565,882

		3,273,133

Total Health Care		4,135,198

Industrials (14.7%)
Aerospace & Defense (3.0%)
Boeing Co.	680	46,206
General Dynamics Corp.	2,060	246,273
Honeywell International, Inc.	5,050	189,375
Raytheon Co.	5,030	191,241

		673,095

Air Freight & Logistics (0.3%)
United Parcel Service, Inc., Class B	1,000	69,130

Commercial Services & Supplies (0.8%)
Waste Management, Inc.	6,610	189,112

Construction & Engineering (0.8%)
Fluor Corp.	2,940	189,277

Electrical Equipment (1.5%)
Emerson Electric Co.	4,710	338,178

Industrial Conglomerates (2.0%)
General Electric Co.	13,130	442,087

Machinery (5.5%)
Caterpillar, Inc.	4,540	266,725
Deere & Co.	6,010	367,812
Eaton Corp.	1,930	122,652
Pall Corp.	5,020	138,050
Parker-Hannifin Corp.	5,520	354,991

		1,250,230

EQ ADVISORS TRUST

EQ/LORD ABBETT GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Road & Rail (0.8%)
Union Pacific Corp.	2,620	$187,854

Total Industrials		3,338,963

Information Technology (7.4%)
Communications Equipment (1.6%)
Motorola, Inc.	16,320	360,509

Computers & Peripherals (2.0%)
EMC Corp.*	9,890	127,977
Hewlett-Packard Co.	11,680	341,056

		469,033

IT Services (1.8%)
Automatic Data Processing, Inc.	7,630	328,395
Electronic Data Systems Corp.	3,780	84,823

		413,218

Office Electronics (0.4%)
Xerox Corp.*	6,310	86,131

Software (1.6%)
BEA Systems, Inc.*	620	5,568
Microsoft Corp.	13,950	358,933

		364,501

Total Information Technology		1,693,392

Materials (7.7%)
Chemicals (2.8%)
DuPont (E.I.) de Nemours & Co.	5,750	225,227
Monsanto Co.	2,140	134,285
Potash Corp. of Saskatchewan, Inc.	700	65,324
Praxair, Inc.	4,530	217,123

		641,959

Metals & Mining (3.0%)
Barrick Gold Corp.	9,570	278,009
Newmont Mining Corp.	8,670	408,964

		686,973

Paper & Forest Products (1.9%)
International Paper Co.	14,180	422,564

Total Materials		1,751,496

Telecommunication Services (4.9%)
Diversified Telecommunication Services (4.9%)
BellSouth Corp.	6,850	180,155
SBC Communications, Inc.	14,170	$339,655
Sprint Corp.	8,760	208,313
Verizon Communications, Inc.	11,680	381,819

Total Telecommunication Services		1,109,942

Utilities (1.1%)
Electric Utilities (1.1%)
Ameren Corp.	1,170	62,584
PG&E Corp.	1,060	41,605
Progress Energy, Inc.	2,140	95,765
Southern Co.	1,270	45,415

Total Utilities		245,369

Total Common Stocks (93.1%) (Cost $20,784,961)		21,147,439

INVESTMENT COMPANIES:
Exchange Traded Fund (1.1%)
iShares MSCJ Japan Index Fund	20,510	250,017

Total Investment Company (1.1%) (Cost $229,777)		250,017

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (14.5%)
JPMorgan Chase Nassau 3.32%, 10/3/05 (Amortized Cost $3,302,978)	$3,302,978	3,302,978

Total Investments (108.7%) (Cost/Amortized Cost $24,317,716)		24,700,434
Other Assets Less Liabilities (-8.7%)		(1,975,393)

Net Assets (100%)		$22,725,041

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the period ended September 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$22,472,577
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$1,503,887

As of September 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$751,048
Aggregate gross unrealized depreciation	(368,330)

Net unrealized appreciation	$382,718

Federal income tax cost of investments	$24,317,716

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (3.5%)
Media (2.3%)
Comcast Corp., Special Class A*	6,972	$200,654
Walt Disney Co.	7,749	186,984

		387,638

Textiles, Apparel & Luxury Goods (1.2%)
NIKE, Inc., Class B	2,611	213,266

Total Consumer Discretionary		600,904

Consumer Staples (17.8%)
Beverages (3.5%)
Coca-Cola Co.	2,806	121,191
Diageo Capital plc	2,899	168,171
PepsiCo, Inc.	5,678	322,000

		611,362

Food & Staples Retailing (4.8%)
CVS Corp.	9,272	268,980
Kroger Co.*	12,415	255,625
Wal-Mart Stores, Inc.	5,411	237,110
Walgreen Co.	1,644	71,432

		833,147

Food Products (3.2%)
Campbell Soup Co.	6,993	208,042
H.J. Heinz Co.	2,353	85,979
Kraft Foods, Inc., Class A	8,362	255,793

		549,814

Household Products (5.1%)
Clorox Co.	2,136	118,633
Colgate-Palmolive Co.	4,938	260,677
Kimberly-Clark Corp.	1,839	109,476
Procter & Gamble Co.	6,675	396,896

		885,682

Personal Products (1.2%)
Gillette Co.	3,517	204,689

Total Consumer Staples		3,084,694

Energy (7.0%)
Energy Equipment & Services (2.6%)
Baker Hughes, Inc.	3,296	196,705
Schlumberger Ltd.	2,923	246,643

		443,348

Oil & Gas (4.4%)
Chevron Corp.	3,488	225,778
ConocoPhillips	1,463	102,279
Exxon Mobil Corp.	6,932	440,459

		768,516

Total Energy		1,211,864

Financials (8.2%)
Capital Markets (0.7%)
Bank of New York Co., Inc.	3,978	116,993

Commercial Banks (2.0%)
Bank of America Corp.	4,235	178,293
Wachovia Corp.	2,237	106,459
Wells Fargo & Co.	1,110	65,013

		349,765

Consumer Finance (0.3%)
American Express Co.	1,034	59,393

Diversified Financial Services (1.2%)
Citigroup, Inc.	2,786	126,819
JPMorgan Chase & Co.	2,299	78,005

		204,824

Insurance (4.0%)
Aflac, Inc.	4,133	187,225
American International Group, Inc.	4,582	283,900
Hartford Financial Services Group, Inc.	2,771	$213,838

		684,963

Total Financials		1,415,938

Health Care (26.2%)
Biotechnology (5.0%)
Charles River Laboratories International, Inc.*	2,847	124,186
Genzyme Corp.*	2,975	213,129
Gilead Sciences, Inc.*	4,632	225,856
ImClone Systems, Inc.*	6,963	218,987
MedImmune, Inc.*	2,688	90,451

		872,609

Health Care Equipment & Supplies (5.5%)
Baxter International, Inc.	6,583	262,464
Medtronic, Inc.	5,842	313,248
St. Jude Medical, Inc.*	4,549	212,893
Zimmer Holdings, Inc.*	2,361	162,650

		951,255

Health Care Providers & Services (4.7%)
CIGNA Corp.	1,210	142,611
Medco Health Solutions, Inc.*	3,223	176,717
PacifiCare Health Systems, Inc.*	1,832	146,157
UnitedHealth Group, Inc.	1,532	86,098
WellPoint, Inc.*	3,336	252,936

		804,519

Pharmaceuticals (11.0%)
Abbott Laboratories	6,082	257,877
Bristol-Myers Squibb Co.	7,362	177,130
GlaxoSmithKline plc (ADR)	3,548	181,941
Johnson & Johnson	4,733	299,504
Novartis AG (ADR)	5,842	297,942
Pfizer, Inc.	14,293	356,896
Wyeth	7,267	336,244

		1,907,534

Total Health Care		4,535,917

Industrials (12.7%)
Aerospace & Defense (2.8%)
General Dynamics Corp.	2,033	243,045
Honeywell International, Inc.	2,585	96,938
Raytheon Co.	3,971	150,977

		490,960

Air Freight & Logistics (0.8%)
United Parcel Service, Inc., Class B	2,032	140,472

Construction & Engineering (1.3%)
Fluor Corp.	3,414	219,793

Electrical Equipment (0.9%)
Emerson Electric Co.	2,046	146,903

Industrial Conglomerates (3.3%)
General Electric Co.	17,143	577,205

Machinery (2.9%)
Caterpillar, Inc.	2,529	148,579
Deere & Co.	2,839	173,747
Parker-Hannifin Corp.	2,790	179,425

		501,751

Road & Rail (0.7%)
Union Pacific Corp.	1,670	119,739

Total Industrials		2,196,823

Information Technology (11.8%)
Communications Equipment (3.8%)
Corning, Inc.*	12,214	236,097
Motorola, Inc.	14,192	313,501

EQ ADVISORS TRUST

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
QUALCOMM, Inc.	2,525	$112,994

		662,592

Computers & Peripherals (2.5%)
Dell, Inc.*	3,129	107,012
EMC Corp.*	3,340	43,219
Hewlett-Packard Co.	6,601	192,749
International Business Machines Corp.	1,090	87,440

		430,420

IT Services (1.3%)
Automatic Data Processing, Inc.	5,320	228,973

Semiconductors & Semiconductor Equipment (1.6%)
Intel Corp.	6,165	151,967
Texas Instruments, Inc.	3,590	121,701

		273,668

Software (2.6%)
Microsoft Corp.	14,800	380,804
Oracle Corp.*	5,000	61,950

		442,754

Total Information Technology		2,038,407

Materials (5.2%)
Chemicals (2.8%)
Monsanto Co.	4,344	272,586
Potash Corp. of Saskatchewan, Inc.	721	67,284
Praxair, Inc.	3,205	153,615

		493,485

Metals & Mining (2.4%)
Barrick Gold Corp.	4,445	129,127
Newmont Mining Corp.	5,957	280,992

		410,119

Total Materials		903,604

Telecommunication Services (2.5%)
Diversified Telecommunication Services (2.5%)
SBC Communications, Inc.	8,097	194,085
Sprint Corp.	3,915	$93,099
Verizon Communications, Inc.	4,105	134,192

Total Telecommunication Services		421,376

Utilities (3.3%)
Electric Utilities (3.3%)
Ameren Corp.	1,336	71,463
PG&E Corp.	4,906	192,560
Progress Energy, Inc.	2,721	121,765
Southern Co.	5,218	186,596

Total Utilities		572,384

Total Common Stocks (98.2%) (Cost $16,594,048)		16,981,911

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (6.7%)
JPMorgan Chase Nassau 3.32%, 10/3/05 (Amortized Cost $1,161,191)	$1,161,191	1,161,191

Total Investments (104.9%) (Cost/Amortized Cost $17,755,239)		18,143,102
Other Assets Less Liabilities (-4.9%)		(847,664)

Net Assets (100%)		$17,295,438

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the period ended September 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$18,514,786
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$1,932,191

As of September 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$675,915
Aggregate gross unrealized depreciation	(288,052)

Net unrealized appreciation	$387,863

Federal income tax cost of investments	$17,755,239

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LORD ABBETT MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (18.6%)
Auto Components (0.9%)
Dana Corp.	71,400	$671,874

Distributors (2.0%)
Genuine Parts Co.	34,300	1,471,470

Hotels, Restaurants & Leisure (1.9%)
Brinker International, Inc.*	29,100	1,092,996
Yum! Brands, Inc.	6,500	314,665

		1,407,661

Household Durables (4.8%)
American Greetings Corp., Class A	28,800	789,120
Leggett & Platt, Inc.	17,700	357,540
Newell Rubbermaid, Inc.	32,500	736,125
Snap-On, Inc.	32,300	1,166,676
Tupperware Corp.	20,300	462,434

		3,511,895

Media (4.2%)
Interpublic Group of Cos., Inc.*	111,300	1,295,532
R.H. Donnelley Corp.*	13,800	872,988
Westwood One, Inc.	44,500	885,105

		3,053,625

Multiline Retail (1.2%)
Federated Department Stores, Inc.	13,070	873,991

Specialty Retail (2.6%)
Foot Locker, Inc.	49,800	1,092,612
OfficeMax, Inc.	25,800	817,086

		1,909,698

Textiles, Apparel & Luxury Goods (1.0%)
Tommy Hilfiger Corp.*	43,200	749,520

Total Consumer Discretionary		13,649,734

Consumer Staples (5.7%)
Food & Staples Retailing (3.0%)
Albertson’s, Inc.	33,300	854,145
Kroger Co.*	34,100	702,119
Safeway, Inc.	24,300	622,080

		2,178,344

Food Products (2.7%)
Archer-Daniels-Midland Co.	47,200	1,163,952
Dean Foods Co.*	19,700	765,542
Treehouse Foods, Inc.*	2,680	72,038

		2,001,532

Total Consumer Staples		4,179,876

Energy (6.7%)
Energy Equipment & Services (4.8%)
GlobalSantaFe Corp.	32,300	1,473,526
Halliburton Co.	20,400	1,397,808
Pride International, Inc.*	23,900	681,389

		3,552,723

Oil & Gas (1.9%)
EOG Resources, Inc.	18,800	1,408,120

Total Energy		4,960,843

Financials (13.3%)
Insurance (9.7%)
ACE Ltd.	8,600	404,802
Conseco, Inc.*	43,700	922,507
Everest Reinsurance Group Ltd.	12,400	1,213,960
Genworth Financial, Inc., Class A	24,000	773,760
Lincoln National Corp.	6,200	322,524
PartnerRe Ltd.	19,300	1,236,165
Safeco Corp.	21,800	1,163,684
XL Capital Ltd., Class A	16,200	$1,102,086

		7,139,488

Real Estate (2.3%)
Healthcare Realty Trust, Inc. (REIT)	15,000	602,100
Host Marriott LP (REIT)	65,800	1,112,020

		1,714,120

Thrifts & Mortgage Finance (1.3%)
PMI Group, Inc.	23,500	936,945

Total Financials		9,790,553

Health Care (7.1%)
Health Care Equipment & Supplies (1.6%)
Bausch & Lomb, Inc.	14,300	1,153,724

Health Care Providers & Services (2.0%)
Aetna, Inc.	17,500	1,507,450

Pharmaceuticals (3.5%)
King Pharmaceuticals, Inc.*	98,500	1,514,930
Mylan Laboratories, Inc.	53,900	1,038,114

		2,553,044

Total Health Care		5,214,218

Industrials (8.8%)
Commercial Services & Supplies (2.1%)
R.R. Donnelley & Sons Co. (New York Exchange)	41,700	1,545,819

Electrical Equipment (1.6%)
Hubbell, Inc., Class B.	25,200	1,182,636

Machinery (3.6%)
CNH Global N.V.	15,400	303,380
Cummins, Inc.	12,300	1,082,277
Timken Co.	42,300	1,253,349

		2,639,006

Trading Companies & Distributors (1.5%)
Grainger (W.W.), Inc.	17,000	1,069,640

Total Industrials		6,437,101

Information Technology (9.9%)
Communications Equipment (2.7%)
ADC Telecommunications, Inc.*	23,700	541,782
Avaya, Inc.*	80,300	827,090
Tellabs, Inc.*	57,000	599,640

		1,968,512

Internet Software & Services (1.5%)
McAfee, Inc.*	34,400	1,080,848

IT Services (2.7%)
Computer Sciences Corp.*	14,200	671,802
Sabre Holdings Corp., Class A	66,200	1,342,536

		2,014,338

Software (3.0%)
Cadence Design Systems, Inc.*	78,900	1,275,024
Sybase, Inc.*	41,100	962,562

		2,237,586

Total Information Technology		7,301,284

Materials (15.8%)
Chemicals (8.0%)
Chemtura Corp.	70,300	873,126
Eastman Chemical Co.	35,800	1,681,526
Monsanto Co.	18,300	1,148,325
Mosaic Co.*	77,400	1,239,948
Potash Corp. of Saskatchewan, Inc.	9,600	895,872

		5,838,797

Containers & Packaging (3.3%)
Ball Corp.	33,100	1,216,094

EQ ADVISORS TRUST

EQ/LORD ABBETT MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Pactiv Corp.*	70,600	$1,236,912

		2,453,006

Paper & Forest Products (4.5%)
Bowater, Inc.	28,900	817,003
Georgia-Pacific Corp.	42,500	1,447,550
MeadWestvaco Corp.	38,600	1,066,132

		3,330,685

Total Materials		11,622,488

Telecommunication Services (2.0%)
Diversified Telecommunication Services (2.0%)
CenturyTel, Inc.	22,200	776,556
Panamsat Corp.	22,000	532,400
Qwest Communications International, Inc.*	45,500	186,550

Total Telecommunication Services		1,495,506

Utilities (7.5%)
Electric Utilities (3.6%)
Ameren Corp.	25,800	1,380,042
Northeast Utilities	50,700	1,011,465
Puget Energy, Inc.	12,700	298,196

		2,689,703

Gas Utilities (2.3%)
NiSource, Inc.	48,000	1,164,000
Southwest Gas Corp.	18,100	495,759

		1,659,759

Multi-Utilities & Unregulated Power (1.6%)
CMS Energy Corp.*	70,600	$1,161,370

Total Utilities		5,510,832

Total Common Stocks (95.4%) (Cost $68,424,916)		70,162,435

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (6.7%)
JPMorgan Chase Nassau
3.32%, 10/3/05 (Amortized Cost $4,922,264)	$4,922,264	4,922,264

Total Investments (102.1%) (Cost/Amortized Cost $73,347,180)		75,084,699
Other Assets Less Liabilities (-2.1%)		(1,514,934)

Net Assets (100%)		$73,569,765

*	Non-income producing.

Glossary:

REIT — Real Estate Investment Trust

Investment security transactions for the period ended September 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$70,118,562
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$1,915,139

As of September 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,450,624
Aggregate gross unrealized depreciation	(1,713,105)

Net unrealized appreciation	$1,737,519

Federal income tax cost of investments	$73,347,180

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MARSICO FOCUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (12.0%)
Hotels, Restaurants & Leisure (5.9%)
Four Seasons Hotels, Inc.^	279,041	$16,016,953
MGM Mirage, Inc.*^	1,407,846	61,621,420
Starbucks Corp.*	684,695	34,303,220
Wynn Resorts Ltd.*^	866,440	39,119,766
Yum! Brands, Inc.	25,269	1,223,272

		152,284,631

Household Durables (1.5%)
Harman International Industries, Inc.	2,470	252,607
KB Home	8,291	606,901
Lennar Corp., Class A	610,590	36,488,858
MDC Holdings, Inc.	9,276	731,784
Toll Brothers, Inc.*^	7,620	340,385

		38,420,535

Multiline Retail (0.0%)
Target Corp.	20,078	1,042,651

Specialty Retail (4.6%)
Lowe’s Cos., Inc.	1,836,421	118,265,512

Total Consumer Discretionary		310,013,329

Consumer Staples (5.5%)
Food & Staples Retailing (1.0%)
CVS Corp.	849,312	24,638,541
Walgreen Co.	9,888	429,634

		25,068,175

Household Products (4.5%)
Procter & Gamble Co.	1,963,008	116,720,455

Total Consumer Staples		141,788,630

Energy (5.7%)
Energy Equipment & Services (0.7%)
Halliburton Co.	249,094	17,067,921

Oil & Gas (5.0%)
Canadian Natural Resources Ltd.	16,170	730,722
Exxon Mobil Corp.	2,006,926	127,520,078

		128,250,800

Total Energy		145,318,721

Financials (15.9%)
Capital Markets (6.5%)
Goldman Sachs Group, Inc.	839,260	102,037,231
Lehman Brothers Holdings, Inc.	1,200	139,776
UBS AG (Registered)	749,749	64,103,539

		166,280,546

Commercial Banks (0.0%)
UCBH Holdings, Inc.^	11,977	219,419

Consumer Finance (3.1%)
SLM Corp.	1,512,762	81,144,554

Diversified Financial Services (3.9%)
Chicago Mercantile Exchange Holdings, Inc.^	296,249	99,924,788

Real Estate (0.0%)
The St. Joe Co.	6,598	412,045

Thrifts & Mortgage Finance (2.4%)
Countrywide Financial Corp.	1,848,674	60,969,268

Total Financials		408,950,620

Health Care (23.5%)
Biotechnology (9.2%)
Amgen, Inc.*	848,929	$67,634,173
Genentech, Inc.*	2,017,032	169,854,265
Genzyme Corp.*	7,128	510,650

		237,999,088

Health Care Equipment & Supplies (4.6%)
Medtronic, Inc.	623,962	33,456,842
Zimmer Holdings, Inc.*	1,238,801	85,341,001

		118,797,843

Health Care Providers & Services (8.1%)
Quest Diagnostics, Inc.	19,750	998,165
UnitedHealth Group, Inc.	3,677,188	206,657,966

		207,656,131

Pharmaceuticals (1.6%)
Johnson & Johnson	669,651	42,375,515

Total Health Care		606,828,577

Industrials (15.6%)
Aerospace & Defense (1.4%)
General Dynamics Corp.	9,701	1,159,754
Lockheed Martin Corp.	562,389	34,328,225

		35,487,979

Air Freight & Logistics (3.1%)
FedEx Corp.	923,765	80,487,644

Industrial Conglomerates (3.8%)
General Electric Co.	2,933,641	98,775,692

Machinery (5.0%)
Caterpillar, Inc.	2,176,276	127,856,215

Road & Rail (2.3%)
Burlington Northern Santa Fe Corp.	613,929	36,712,954
Union Pacific Corp.	332,282	23,824,620

		60,537,574

Total Industrials		403,145,104

Information Technology (10.0%)
Communications Equipment (7.5%)
Motorola, Inc.	3,498,792	77,288,315
QUALCOMM, Inc.	2,595,228	116,136,453

		193,424,768

Internet Software & Services (2.5%)
Google, Inc., Class A*	205,238	64,949,618

Total Information Technology		258,374,386

Materials (0.8%)
Chemicals (0.8%)
Air Products & Chemicals, Inc.	387,342	21,358,038

Total Materials		21,358,038

Utilities (3.8%)
Electric Utilities (3.8%)
TXU Corp.	860,110	97,089,217

Total Utilities		97,089,217

Total Common Stocks (92.8%) (Cost $1,964,728,281)		2,392,866,622

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (6.6%)
Allstate Life Insurance
3.82%, 10/31/06 (l)	$15,000,000	15,000,000

EQ ADVISORS TRUST

EQ/MARSICO FOCUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
Bank of Nova Scotia N.Y.
3.83%, 5/30/06 (l)	$9,996,688	$9,996,688
Barclays New York
3.80%, 8/30/06 (l)	9,998,002	9,998,002
CC USA, Inc.
3.99%, 10/28/05 (l)	4,001,106	4,001,106
Dorada Finance, Inc.
3.98%, 8/3/06	4,000,008	4,000,008
General Electric Capital Corp.
4.03%, 3/29/06 (l)	2,500,617	2,500,617
ING USA
3.86%, 11/18/05 (l)	5,000,000	5,000,000
Nomura Securities
3.87%, 10/3/05	120,334,019	120,334,019

Total Short-Term Investments of Cash Collateral for Securities Loaned		170,830,440

Time Deposit (7.5%)
JPMorgan Chase Nassau
3.32%, 10/3/05	$192,586,102	$192,586,102

Total Short-Term Investments (14.1%) (Amortized Cost $363,416,541)		363,416,542

Total Investments (106.9%) (Cost/Amortized Cost $2,328,144,822)		2,756,283,164
Other Assets Less Liabilities (-6.9%)		(177,291,313)

Net Assets (100%)		$2,578,991,851

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2005.

Options written for the nine months ended September 30, 2005, were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding—January 1, 2005	—	$—
Options Written	277	46,349
Options Terminated in Closing Purchase Transactions	—	—
Options Expired	—	—
Options Exercised	(277)	(46,349)

Options Outstanding—September 30, 2005	—	$—

Investment security transactions for the nine months ended September 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,363,518,456
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$892,574,372

As of September 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$455,423,426
Aggregate gross unrealized depreciation	(28,010,283)

Net unrealized appreciation	$427,413,143

Federal income tax cost of investments	$2,328,870,021

At September 30, 2005, the Portfolio had loaned securities with a total value of $170,156,245 This was secured by collateral of $ 170,830,440 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $501,115, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

For the nine months ended September 30, 2005, the Portfolio incurred approximately $ 8,660 as brokerage commissions with Bernstein (San- ford C.) & Co., an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MERCURY BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (12.5%)
Hotels, Restaurants & Leisure (1.4%)
McDonald’s Corp.	998,720	$33,447,133

Household Durables (1.5%)
Koninklijke (Royal) Philips Electronics N.V. (N.Y. Shares)	1,415,300	37,760,204

Media (6.4%)
Comcast Corp., Class A*	5,500	161,590
Comcast Corp., Special Class A*^	971,900	27,971,282
Interpublic Group of Cos., Inc.*^	2,714,100	31,592,124
Liberty Media Corp., Class A*	2,823,320	22,727,726
Time Warner, Inc.	3,024,610	54,775,687
Walt Disney Co.	933,800	22,532,594

		159,761,003

Specialty Retail (3.2%)
Foot Locker, Inc.^	2,058,400	45,161,296
Gap, Inc.	1,905,700	33,216,351

		78,377,647

Total Consumer Discretionary		309,345,987

Consumer Staples (6.0%)
Beverages (1.4%)
Coca-Cola Enterprises, Inc.	1,770,700	34,528,650

Food Products (2.8%)
General Mills, Inc.^	810,000	39,042,000
Unilever N.V. (N.Y. Shares)^	430,800	30,780,660

		69,822,660

Household Products (1.8%)
Kimberly-Clark Corp.	758,720	45,166,602

Total Consumer Staples		149,517,912

Energy (8.9%)
Energy Equipment & Services (4.3%)
Diamond Offshore Drilling, Inc.^	609,700	37,344,125
GlobalSantaFe Corp.^	1,210,400	55,218,448
Rowan Cos., Inc.	384,300	13,638,807

		106,201,380

Oil & Gas (4.6%)
Anadarko Petroleum Corp.	227,600	21,792,700
Exxon Mobil Corp.	1,011,690	64,282,782
Royal Dutch Shell plc (ADR)	446,800	29,327,952

		115,403,434

Total Energy		221,604,814

Financials (23.4%)
Capital Markets (6.4%)
Bank of New York Co., Inc.	1,846,800	54,314,388
Mellon Financial Corp.	1,206,200	38,562,214
Morgan Stanley	1,225,500	66,103,470

		158,980,072

Commercial Banks (3.1%)
Bank of America Corp.	1,135,400	47,800,340
U.S. Bancorp.	2,500	70,200
Wachovia Corp.	623,700	29,681,883
Wells Fargo & Co.	2,250	131,782

		77,684,205

Consumer Finance (1.0%)
MBNA Corp.	951,000	23,432,640

Diversified Financial Services (4.3%)
Citigroup, Inc.	800,917	6,457,742
JPMorgan Chase & Co.	2,093,790	71,042,295

		107,500,037

Insurance (8.6%)
ACE Ltd.	440	$20,711
American International Group, Inc.	1,427,100	88,423,116
Genworth Financial, Inc., Class A	1,453,500	46,860,840
Marsh & McLennan Cos., Inc.	227,000	6,898,530
St. Paul Travelers Cos., Inc.	1,588,038	71,255,265

		213,458,462

Total Financials		581,055,416

Health Care (7.9%)
Health Care Equipment & Supplies (1.3%)
Baxter International, Inc.	791,150	31,543,150

Pharmaceuticals (6.6%)
AstraZeneca plc (ADR)^	875,700	41,245,470
GlaxoSmithKline plc (ADR)^	819,300	42,013,704
Merck & Co., Inc.	824,700	22,440,087
Pfizer, Inc.	1,122,170	28,020,585
Schering-Plough Corp.	1,457,100	30,671,955

		164,391,801

Total Health Care		195,934,951

Industrials (10.8%)
Aerospace & Defense (4.1%)
Honeywell International, Inc.	730,800	27,405,000
Northrop Grumman Corp.	418,000	22,718,300
Raytheon Co.	1,346,300	51,186,326

		101,309,626

Industrial Conglomerates (4.2%)
General Electric Co.	1,374,200	46,269,314
Tyco International Ltd.	2,075,500	57,802,675

		104,071,989

Machinery (1.0%)
Deere & Co.	396,700	24,278,040

Road & Rail (1.5%)
Norfolk Southern Corp.	938,600	38,069,616

Total Industrials		267,729,271

Information Technology (12.5%)
Communications Equipment (2.1%)
3Com Corp.*^	4,258,600	17,375,088
Motorola, Inc.	1,580,720	34,918,105

		52,293,193

Computers & Peripherals (3.7%)
Hewlett-Packard Co.	1,117,957	32,644,344
International Business Machines Corp.	478,660	38,398,105
Seagate Technology*	1,240,000	19,654,000

		90,696,449

Electronic Equipment & Instruments (0.8%)
Agilent Technologies, Inc.*	607,600	19,898,900

IT Services (1.5%)
Unisys Corp.*^	5,766,600	38,290,224

Semiconductors & Semiconductor Equipment (3.1%)
Applied Materials, Inc.	1,302,020	22,082,259
LSI Logic Corp.*	5,472,300	53,902,155

		75,984,414

Software (1.3%)
BEA Systems, Inc.*^	2,610,500	23,442,290
Borland Software Corp.*^	1,496,700	8,710,794

		32,153,084

Total Information Technology		309,316,264

EQ ADVISORS TRUST

EQ/MERCURY BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Materials (5.2%)
Chemicals (2.3%)
Dow Chemical Co.	2,500	$104,175
DuPont (E.I.) de Nemours & Co.	1,446,350	56,653,530

		56,757,705

Metals & Mining (0.7%)
Alcoa, Inc.	214,870	5,247,125
Cameco Corp.	2,100	112,350
Freeport-McMoRan Copper & Gold, Inc., Class B^	265,200	12,886,068

		18,245,543

Paper & Forest Products (2.2%)
International Paper Co.	1,837,900	54,769,420

Total Materials		129,772,668

Telecommunication Services (4.3%)
Diversified Telecommunication Services (4.3%)
AT&T Corp.	2,400	47,520
BellSouth Corp.	889,010	23,380,963
SBC Communications, Inc.^	1,163,730	27,894,608
Sprint Nextel Corp.	1,115,400	26,524,212
Verizon Communications, Inc.	883,000	28,865,270

Total Telecommunication Services		106,712,573

Utilities (0.0%)
Electric Utilities (0.0%)
Entergy Corp.	900	66,888
Progress Energy, Inc.	610	27,298
Southern Co.	1,000	35,760

		129,946

Multi-Utilities & Unregulated Power (0.0%)
Consolidated Edison, Inc.	1,600	77,680
Dominion Resources, Inc.	960	82,694

		160,374

Total Utilities		290,320

Total Common Stocks (91.5%) (Cost $2,145,566,856)		2,271,280,176

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (5.2%)
CC USA, Inc.
3.98%, 8/3/06 (1)	$9,008,709	9,008,709
Dorada Finance, Inc.
3.98%, 8/3/06 (1)	5,000,010	5,000,010
General Electric Capital Corp.
4.03%, 3/29/06 (1)	13,003,207	13,003,207
4.04%, 5/12/06 (1)	4,006,282	4,006,282
Goldman Sachs Group LP
4.08%, 10/2/06 (1)	10,000,000	10,000,000
Islandsbanki HF Corp.
3.87%, 10/31/06 (1)	10,000,000	10,000,000
Metropolitan Life Global Funding
3.95%, 3/17/06 (1)	4,998,972	4,998,972
Morgan Stanley
3.94%, 10/1/07 (1)	5,000,000	5,000,000
New York Life Insurance
3.80%, 1/3/06 (1)	4,000,000	4,000,000
Nomura Securities
3.87%, 10/3/05	63,055,583	63,055,584

Total Short-Term Investments of Cash Collateral for Securities Loaned		128,072,764

Time Deposit (6.7%)
JPMorgan Chase Nassau
3.32%, 10/3/05	$166,721,423	$166,721,423

Total Short-Term Investments (11.9%) (Amortized Cost $294,794,186)		294,794,187

Total Investments (103.4%) (Cost/Amortized Cost $2,440,361,042)		2,566,074,363
Other Assets Less Liabilities (-3.4%)		(84,115,692)

Net Assets (100%)		$2,481,958,671

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2005.

Glossary:

ADR — American Depositary Receipt

EQ ADVISORS TRUST

EQ/MERCURY BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2005 (Unaudited)

Investment security transactions for the nine months ended September 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,161,458,168
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$854,242,815

As of September 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$203,824,198
Aggregate gross unrealized depreciation	(92,982,291)

Net unrealized appreciation	$110,841,907

Federal income tax cost of investments	$2,455,232,456

At September 30, 2005, the Portfolio had loaned securities with a total value of $127,859,367. This was secured by collateral of $ 128,072,764 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $854,825, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

For the nine months ended September 30, 2005, the Portfolio incurred approximately $ 435,599 as brokerage commissions with Merrill Lynch & Co. and $20,365 with Bernstein (Sanford C.) & Co., affiliated broker/dealers.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MERCURY INTERNATIONAL VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS
Australia & New Zealand (1.9%)
Australia (1.9%)
Australia & New Zealand Banking Group Ltd.	692,428	$12,690,543
Multiplex Group	2,814,000	6,554,179
Santos Ltd.	512,988	4,900,709

Total Australia & New Zealand		24,145,431

Japan (25.3%)
Asahi Breweries Ltd.^	1,842,100	23,355,371
Canon, Inc.	248,400	13,434,727
Honda Motor Co., Ltd.^	337,500	19,117,258
KDDI Corp.^	1,718	9,701,076
Mitsubishi Securities Co., Ltd.*^	2,159,000	24,153,979
Mitsubishi Tokyo Financial Group, Inc.^	3,821	50,231,957
Namco Bandai Holdings, Inc.*	541,400	9,028,110
Nissan Motor Co., Ltd.^	1,055,200	12,065,813
NTT DoCoMo, Inc.^	13,221	23,563,102
Sekisui House Ltd.	1,388,000	17,034,657
Sumitomo Mitsui Financial Group, Inc.	2,229	21,043,145
Takeda Pharmaceutical Co., Ltd.^	396,300	23,636,739
Takefuji Corp.^	273,850	21,383,205
Toppan Printing Co., Ltd.^	615,000	6,495,103
Toyota Motor Corp.	717,500	32,918,652
Yamaha Corp.^	689,300	11,950,543

Total Japan		319,113,437

Other European Countries (45.2%)
Belgium (1.6%)
Agfa Gevaert N.V.^	149,195	3,606,533
Balgacom S.A.	479,017	16,292,032

		19,898,565

Finland (2.4%)
Fortum OYJ*	1,520,338	30,611,025

France (10.7%)
BNP Paribas S.A.	305,809	23,320,187
Carrefour S.A.	458,838	21,176,421
Credit Agricole S.A.^	656,141	19,302,264
Peugeot S.A.^	235,469	16,039,966
Total S.A.	148,732	40,723,285
Vinci S.A.^	165,583	14,303,858

		134,865,981

Germany (11.6%)
Allianz AG	236,326	32,008,637
Deutsche Post AG^	1,133,244	26,615,439
Deutsche Postbank AG^	339,402	18,622,693
E.On AG	281,143	25,964,340
Hochtief AG^	284,689	12,703,138
RWE AG^	461,687	30,614,811

		146,529,058

Italy (7.3%)
Capitalia S.p.A.	2,726,937	14,959,179
Enel S.p.A.	2,335,551	20,189,695
ENI S.p.A.	912,443	27,183,147
Fondiaria-Sai S.p.A.^	234,883	7,150,464
UniCredito Italiano S.p.A.^	4,115,564	23,271,451

		92,753,936

Luxembourg (1.5%)
Arcelor	795,579	18,665,834

Netherlands (2.6%)
Buhrmann N.V.^	240,581	2,915,068
ING Groep N.V. (CVA)	490,090	$14,641,932
Koninklijke Ahold N.V.*	2,023,229	15,343,235

		32,900,235

Portugal (1.1%)
Energias de Portugal S.A.	5,171,534	14,465,339

Spain (2.4%)
Repsol YPF S.A.^	918,014	29,839,424

Switzerland (4.0%)
Clariant AG*	784,373	11,316,143
Credit Suisse Group^	529,630	23,539,111
Holcim Ltd. (Registered)^	228,792	15,252,800

		50,108,054

Total Other European Countries		570,637,451

Scandanavia (4.9%)
Norway (3.2%)
Statoil ASA	1,034,654	25,770,010
Telenor ASA	1,673,453	15,004,981

		40,774,991

Sweden (1.7%)
Investor AB, Class B^	1,343,959	20,951,680

Total Scandanavia		61,726,671

Southeast Asia (4.2%)
Singapore (1.6%)
DBS Group Holdings Ltd.	1,414,000	13,223,557
Neptune Orient Lines Ltd.	3,945,000	7,191,832

		20,415,389

South Korea (2.0%)
KT Corp. (ADR)	576,000	12,960,000
Samsung Electronics Co., Ltd. (GDR)	42,124	11,890,982

		24,850,982

Taiwan (0.6%)
Lite-On Technology Corp.	7,175,700	8,011,321

Total Southeast Asia		53,277,692

United Kingdom (18.1%)
BAA plc	1,299,989	14,350,818
BAE Systems plc	3,992,610	24,262,526
Barclays plc	2,104,572	21,333,926
Boots Group plc	1,069,092	11,508,747
Cadbury Schweppes plc	1,302,819	13,183,554
HBOS plc	2,014,373	30,415,559
Kesa Electricals plc	3,707,406	16,741,265
Lloyds TSB Group plc	2,062,788	17,042,130
Prudential plc	2,970,537	27,037,886
Royal Bank of Scotland Group plc	1,092,178	31,088,649
Vodafone Group plc	7,905,571	20,628,975

Total United Kingdom		227,594,035

Total Common Stocks (99.6%) (Cost $1,106,590,502)		1,256,494,717

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (25.6%)
Allstate Life Insurance
3.82%, 10/31/06 (1)	$15,000,000	15,000,000
Bank of America Corp.
3.81%, 8/10/06 (1)	17,000,000	17,000,000
Bank of Nova Scotia N.Y.
3.83%, 5/30/06 (1)	9,996,688	9,996,688

EQ ADVISORS TRUST

EQ/MERCURY INTERNATIONAL VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
Barclays New York
3.80%, 8/30/06 (1)	$9,998,002	$9,998,002
CC USA, Inc.
3.83%, 5/5/06 (1)	9,999,252	9,999,252
CIC N.Y.
3.76%, 12/22/05	2,000,000	2,000,000
Citigroup Funding, Inc.
3.68%, 10/17/05	4,968,483	4,968,483
Commonwealth Bank Australia
3.80%, 10/31/06 (1)	5,000,000	5,000,000
General Electric Capital Corp.
4.03%, 3/29/06 (1)	2,500,617	2,500,617
4.04%, 5/12/06 (1)	2,003,141	2,003,141
3.91%, 5/24/06 (1)	5,000,000	5,000,000
ING USA
3.86%, 11/18/05 (1)	5,000,000	5,000,000
John Hancock Global Funding II
3.89%, 12/1/05 (1)	5,003,407	5,003,407
Manufacturers and Traders
3.79%, 6/20/06 (1)	6,999,860	6,999,860
Natexis Banques Populaires N.Y.
3.86%, 11/13/06 (1)	24,986,070	24,986,070
National City Bank Indiana
3.88%, 11/7/05 (1)	9,998,870	9,998,870
New York Life GL Funding
3.85%, 9/28/07 (1)	10,000,000	10,000,000
Nomura Securities
3.87%, 10/3/05	142,844,627	142,844,627
Societe Generale, N.Y.
3.84%, 3/30/06 (1)	9,995,209	9,995,209
U.S. Bank NA
3.69%, 10/2/06 (1)	9,993,776	9,993,776
Unicredito Italiano N.Y.
3.51%, 10/4/06 (1)	15,095,213	15,095,213

Total Short-Term Investments of Cash Collateral for Securities Loaned		323,383,215

Time Deposit (0.0%)
JPMorgan Chase Nassau
3.32%, 10/3/05	344,706	344,706

Total Short-Term Investments (25.6%) (Amortized Cost $323,727,921)		323,727,921

Total Investments (125.2%) (Cost/Amortized Cost $1,430,318,423)		1,580,222,638
Other Assets Less Liabilities (-25.2%)		(318,333,627)

Net Assets (100%)		$1,261,889,011

Market Sector Diversification
As a Percentage of Total Net Assets
Consumer Discretionary		11.0%
Consumer Staples		6.7
Energy		10.2
Financials
Capital Markets	3.8%
Commercial Banks	23.5
Consumer Finance.	1.7
Diversified Financial Services	2.8
Insurance	5.2

Total Financials		37.0
Health Care		1.9
Industrials		10.1
Information Technology		1.7
Materials		3.6
Telecommunications Services		7.8
Utilities		9.6
Cash and Other		0.4

		100.0%

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

Glossary:

ADR — American Depositary Receipt

CVA — Dutch Certification

GDR — Global Depositary Receipt

EQ ADVISORS TRUST

EQ/MERCURY INTERNATIONAL VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2005 (Unaudited)

Investment security transactions for the nine months ended September 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$781,152,607
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$493,514,213

As of September 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$158,349,503
Aggregate gross unrealized depreciation	(17,649,061)

Net unrealized appreciation	$140,700,442

Federal income tax cost of investments	$1,439,522,196

At September 30, 2005, the Portfolio had loaned securities with a total value of $308,262,445. This was secured by collateral of $ 323,383,215 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the nine months ended September 30, 2005, the Portfolio incurred approximately $ 24,252 as brokerage commissions with Merrill Lynch & Co., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $83,478,750 of which $20,714,637 expires in the year 2009, and $ 62,764,113 expires in the year 2010.

Included in the capital loss carryforard amounts above are $ 115,110,254 of losses acquired from EQ/T. Rowe Price International Portfolio as a result of the reorganizations during the year ended 2003. Certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible that not all of these capital losses will be available for use.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (14.9%)
Auto Components (0.1%)
Midas, Inc.*	1,700	$33,796
Proliance International, Inc.*	117	641
Raytech Corp.*	5,000	6,100

		40,537

Hotels, Restaurants & Leisure (3.2%)
Argosy Gaming Co.*	11,000	516,890
Aztar Corp.*	6,000	184,860
Churchill Downs, Inc.	3,000	105,960
Dover Motorsports, Inc.	3,000	20,520
GTECH Holdings Corp.	3,500	112,210

		940,440

Household Durables (0.5%)
Department 56, Inc.*	2,000	25,000
Fedders Corp.	4,000	8,560
Maytag Corp.	6,000	109,560

		143,120

Leisure Equipment & Products (0.5%)
Action Performance Cos., Inc.	11,000	137,500

Media (6.3%)
Acme Communications, Inc.*	3,500	13,615
Cablevision Systems New York Group, Class A*	12,000	368,040
Crown Media Holdings, Inc., Class A*	10,000	109,500
Discovery Holding Co., Class A*	700	10,108
Dow Jones & Co., Inc.	2,000	76,380
Fisher Communications, Inc.*	1,000	46,560
Insight Communications Co., Inc.*	2,000	23,260
Interep National Radio Sales, Inc., Class A*	2,000	1,080
Liberty Corp.	1,000	46,890
Liberty Global, Inc., Class A*	580	15,706
Liberty Global, Inc.*	580	14,935
Liberty Media Corp., Class A*	7,000	56,350
Lin TV Corp., Class A*	3,500	48,825
McClatchy Co., Class A	1,000	65,230
Media General, Inc., Class A	1,500	87,015
Paxson Communications Corp.*	8,000	3,600
Primedia, Inc.*	5,000	20,450
Reader’s Digest Association, Inc. (Non-Voting)	500	7,985
Rogers Communications, Inc., Class B	1,750	69,038
Salem Communications Corp., Class A*	1,000	18,440
SBS Broadcasting S.A.*	1,000	54,360
Sinclair Broadcast Group, Inc., Class A	3,000	26,610
Tribune Co.	2,000	67,780
Viacom, Inc., Class A	11,000	365,420
Vivendi Universal S.A. (ADR)	2,000	65,460
Walt Disney Co.	5,500	132,715
Young Broadcasting, Inc., Class A*	10,000	34,900

		1,850,252

Multiline Retail (2.9%)
Neiman-Marcus Group, Inc., Class A	6,000	599,700
Neiman-Marcus Group, Inc., Class B	2,000	199,660
Saks, Inc.*	200	3,700
ShopKo Stores, Inc.*	1,500	38,280

		841,340

Specialty Retail (0.7%)
Brookstone, Inc.*	2,000	$39,880
Burlington Coat Factory Warehouse Corp.	1,000	38,040
Circuit City Stores, Inc.	300	5,148
CSK Auto Corp.*	4,000	59,520
Electronics Boutique Holdings Corp.*	200	12,568
TBC Corp.*	1,000	34,490

		189,646

Textiles & Apparel (0.7%)
Haggar Corp.	500	14,215
Reebok International Ltd.	3,500	197,995

		212,210

Total Consumer Discretionary		4,355,045

Consumer Staples (3.6%)
Beverages (0.4%)
Pernod-Ricard S.A. (ADR)	1,011	44,636
Taittinger S.A.	200	80,947

		125,583

Food & Staples Retailing (1.2%)
Albertson’s, Inc.	7,000	179,550
Pathmark Stores, Inc.*	1,000	11,270
Topps Co., Inc.	18,200	149,422

		340,242

Food Products (2.0%)
Dreyer’s Grand Ice Cream Holdings, Inc.	6,000	492,540
Flowers Foods, Inc.	750	20,460
H.J. Heinz Co.	1,500	54,810
Tootsie Roll Industries, Inc.	530	16,827

		584,637

Total Consumer Staples		1,050,462

Energy (3.4%)
Energy Equipment & Services (0.1%)
RPC, Inc.	750	19,320

Oil & Gas (3.3%)
Chevron Corp.	3,000	194,190
Deer Creek Energy Ltd.*	10,000	264,706
PetroKazakhstan, Inc., Class A	1,000	54,430
Pioneer Natural Resources Co.	500	27,460
Spinnaker Exploration Co.*	6,500	420,485
Tipperary Corp.*	2,000	14,740

		976,011

Total Energy		995,331

Financials (9.3%)
Capital Markets (0.8%)
Ameritrade Holding Corp.*	2,000	42,960
Deutsche Bank AG (Registered)	1,000	93,520
Mellon Financial Corp.	500	15,985
SWS Group, Inc.	5,000	82,000

		234,465

Commercial Banks (2.9%)
Amegy Bancorp, Inc.	2,000	45,260
Banca Antonveneta S.p.A.	18,000	568,368
First Republic Bank	450	15,853
Gold Banc Corp., Inc.	4,000	59,600
Hudson United Bancorp	3,500	148,155

		837,236

Consumer Finance (2.7%)
American Express Co.	5,000	287,200
MBNA Corp.	20,000	492,800

		780,000

EQ ADVISORS TRUST

EQ/MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Diversified Financial Services (0.0%)
Instinet Group, Inc.*	2,000	$9,940

Insurance (0.1%)
CNA Surety Corp.*	2,000	28,440

Real Estate (0.0%)
O & Y Properties Corp.†	500	5,445

Thrifts & Mortgage Finance (2.8%)
Commercial Federal Corp.	14,000	477,960
E-LOAN, Inc.*	40,000	167,600
Flushing Financial Corp.	2,000	32,740
Independence Community Bank Corp.	2,000	68,180
New York Community Bancorp, Inc.	2,000	32,800
NewAlliance Bancshares, Inc.	2,750	40,260
Sovereign Bancorp, Inc.	1	22

		819,562

Total Financials		2,715,088

Health Care (10.1%)
Biotechnology (1.2%)
Biosource International, Inc.*	500	6,295
Chiron Corp.*	4,000	174,480
Eyetech Pharmaceuticals, Inc.*	8,084	145,189
ID Biomedical Corp.*	500	15,025

		340,989

Health Care Equipment & Supplies (1.7%)
ArthroCare Corp.*	200	8,044
Bio-Rad Laboratories, Inc., Class A*	200	10,998
Biosite, Inc.*	500	30,930
BioVeris Corp.*	300	1,746
Cholestech Corp.*	200	2,016
Conmed Corp.*	1,500	41,820
DJ Orthopedics, Inc.*	200	5,788
Encore Medical Corp.*	500	2,350
Exactech, Inc.*	2,500	37,000
Guidant Corp.	1,500	103,335
ICU Medical, Inc.*	1,000	28,760
Kensey Nash Corp.*	500	15,330
Lifecore Biomedical, Inc.*	4,000	48,360
Orthofix International N.V.*	600	26,160
Osteotech, Inc.*	2,000	11,460
Regeneration Technologies, Inc.*	4,000	32,680
Schick Technologies, Inc.*	1,000	26,300
Thermo Electron Corp.*	1,000	30,900
Thoratec Corp.*	1,500	26,640
Young Innovations, Inc.	300	11,358

		501,975

Health Care Providers & Services (7.0%)
Beverly Enterprises, Inc.*	32,500	398,125
IDX Systems Corp.*	10,000	431,800
IMS Health, Inc.	8,000	201,360
LabOne, Inc.*	789	34,321
NWH, Inc.	2,500	35,875
PacifiCare Health Systems, Inc.*	300	23,934
Priority Healthcare Corp., Class B*	18,000	501,480
Renal Care Group, Inc.*	6,500	307,580
WellChoice, Inc.*	1,500	113,850

		2,048,325

Pharmaceuticals (0.2%)
Bristol-Myers Squibb Co.	500	12,030
Collagenex Pharmaceuticals, Inc.*	500	4,960
IVAX Corp.*	2,000	$52,720

		69,710

Total Health Care		2,960,999

Industrials (6.5%)
Aerospace & Defense (0.9%)
Engineered Support Systems	2,000	82,080
Fairchild Corp., Class A*	2,000	4,640
Herley Industries, Inc.*	3,000	55,890
Honeywell International, Inc.	1,000	37,500
Kaman Corp., Class A	1,000	20,450
Sequa Corp., Class A*	1,000	59,000

		259,560

Building Products (2.3%)
BPB Plc	8,000	104,165
Griffon Corp.*	3,000	73,800
Water Pik Technologies Inc.*	1,000	20,300
York International Corp.	8,500	476,595

		674,860

Commercial Services & Supplies (1.4%)
Central Parking Corp.	9,000	134,550
GP Strategies Corp.*	1,500	13,515
Imagistics International, Inc.*	4,500	188,325
Nashua Corp.*	5,000	31,000
Republic Services, Inc.	1,000	35,290

		402,680

Electrical Equipment (0.9%)
Cooper Industries Ltd., Class A	2,000	138,280
SL Industries, Inc.*	3,000	42,810
Thomas & Betts Corp.*	2,500	86,025

		267,115

Machinery (1.0%)
Ampco-Pittsburgh Corp.	500	7,750
Baldwin Technology Co.*	5,000	21,550
CIRCOR International, Inc.	1,000	27,450
Flowserve Corp.*	2,000	72,700
Idex Corp.	300	12,765
ITT Industries, Inc.	1,200	136,320
Watts Water Technologies, Inc., Class A	1,000	28,850

		307,385

Total Industrials		1,911,600

Information Technology (7.6%)
Communications Equipment (0.3%)
Belden CDT, Inc.	3,500	68,005
FalconStor Software, Inc.*	5,500	33,330

		101,335

Electronic Equipment & Instruments (0.9%)
BEI Technologies, Inc.	7,401	258,961

Internet Software & Services (1.0%)
Intermix Media, Inc.*	25,000	299,000

Semiconductors & Semiconductor Equipment (0.4%)
Integrated Device Technology, Inc.*	7,150	76,791
Monolithic System Technology, Inc.*	5,000	27,350

		104,141

Software (5.0%)
Amicas, Inc.	1,000	5,400
Borland Software Corp.*	8,000	46,560
Mobius Management Systems, Inc.*	2,000	10,500
PalmSource, Inc.*	15,000	270,750
Peregrine Systems, Inc.*	21,000	530,250

EQ ADVISORS TRUST

EQ/MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Siebel Systems, Inc.	58,000	$599,140

		1,462,600

Total Information Technology		2,226,037

Materials (1.3%)
Chemicals (0.4%)
Hercules, Inc.*	4,000	48,880
MacDermid, Inc.	500	13,130
Sensient Technologies Corp.	3,000	56,850

		118,860

Containers & Packaging (0.3%)
Greif, Inc., Class A	1,500	90,150

Metals & Mining (0.6%)
Falconbridge Ltd.	3,000	80,160
Gold Fields Ltd. (ADR)	4,000	58,120
WHX Corp.*	2,000	22,500

		160,780

Total Materials		369,790

Telecommunication Services (5.9%)
Diversified Telecommunication Services (5.2%)
AT&T Corp.	15,000	297,000
MCI, Inc.	15,000	380,550
PanAmSat Corp.	8,000	193,600
Qwest Communications International, Inc.*	10,000	41,000
Sprint Nextel Corp.	2,500	59,450
TDC A/S	10,000	539,606

		1,511,206

Wireless Telecommunication Services (0.7%)
Price Communications Corp.*	1,050	17,273
Telesystem International Wireless, Inc.*	2,000	1,800
U.S. Cellular Corp.*	3,500	186,970

		206,043

Total Telecommunication Services		1,717,249

Utilities (5.3%)
Electric Utilities (4.3%)
Cinergy Corp.	3,000	133,230
Duquesne Light Holdings, Inc.	2,500	43,025
Electrabel S.A.	1,000	502,756
Endesa S.A.	20,000	536,997
Unisource Energy Corp.	1,000	33,240

		1,249,248

Gas Utilities (0.1%)
Laclede Group, Inc.	300	$9,747
SEMCO Energy, Inc.*	2,000	13,180
Southwest Gas Corp.	500	13,695

		36,622

Multi-Utilities & Unregulated Power (0.9%)
Public Service Enterprise Group, Inc.	4,000	257,440

Total Utilities		1,543,310

Total Common Stocks (67.9%) (Cost $19,433,426)		19,844,911

	Principal Amount
SHORT-TERM INVESTMENTS:
Government Securities (17.0%)
U.S. Treasury Bills
3.16%, 10/6/05(o)(p)	$2,000,000	1,998,948
3.12%, 12/8/05(o)(p)	3,000,000	2,982,180

Total Government Securities		4,981,128

Time Deposit (17.3%)
JPMorgan Chase Nassau
3.32%, 10/3/05	5,041,580	5,041,580

Total Short-Term Investments (34.3%) (Amortized Cost $10,021,603)		10,022,708

Total Investments (102.2%) (Cost/Amortized Cost $29,455,029)		29,867,619
Other Assets Less Liabilities (-2.2%)		(630,530)

Net Assets (100%)		$29,237,089

*	Non-income producing.

†	Securities (totaling $5,445 or 0.02% of net assets) valued at fair value.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2005.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

EQ ADVISORS TRUST

EQ/MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2005 (Unaudited)

Investment security transactions for the nine months ended September 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$24,326,294
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$12,123,426

As of September 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$815,670
Aggregate gross unrealized depreciation	(403,080)

Net unrealized appreciation	$412,590

Federal income tax cost of investments	$29,455,029

For the nine months ended September 30, 2005, the Portfolio incurred approximately $12,834 as brokerage commissions with Gabelli & Co., an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MFS EMERGING GROWTH COMPANIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (14.1%)
Hotels, Restaurants & Leisure (1.8%)
Cheesecake Factory, Inc.*	78,085	$2,439,375
Four Seasons Hotels, Inc.^	69,950	4,015,130
Hilton Group plc	501,010	2,787,530
International Game Technology	51,080	1,379,160
Las Vegas Sands Corp.*	37,640	1,238,732
Station Casinos, Inc.	64,440	4,276,239

		16,136,166

Household Durables (2.0%)
Harman International Industries, Inc.	139,220	14,238,030
Tempur-Pedic International, Inc.*^	351,780	4,165,075

		18,403,105

Internet & Catalog Retail (0.4%)
eBay, Inc.*	57,200	2,356,640
Submarino SA*	120,530	1,553,248

		3,909,888

Leisure Equipment & Products (0.2%)
Marvel Entertainment, Inc.*	104,430	1,866,164

Media (4.5%)
Getty Images, Inc.*^	242,540	20,868,142
Grupo Televisa S.A. (ADR)	154,840	11,103,576
Pixar*^	74,050	3,295,966
Playboy Enterprises, Inc., Class B*^	131,710	1,857,111
Univision Communications, Inc., Class A*	123,310	3,271,414

		40,396,209

Multiline Retail (1.6%)
Kohl’s Corp.*	122,380	6,141,028
Target Corp.	161,570	8,390,330

		14,531,358

Specialty Retail (3.6%)
Bed Bath & Beyond, Inc.*	193,080	7,757,954
Best Buy Co., Inc.	142,000	6,181,260
Chico’s FAS, Inc.*^	98,940	3,640,992
Circuit City Stores, Inc.	312,850	5,368,506
Dick’s Sporting Goods, Inc.*^	54,950	1,654,545
HOT Topic, Inc.*^	198,520	3,049,267
Urban Outfitters, Inc.*^	158,000	4,645,200

		32,297,724

Total Consumer Discretionary		127,540,614

Consumer Staples (3.4%)
Beverages (1.1%)
PepsiCo, Inc.	171,710	9,737,674

Food & Staples Retailing (1.4%)
CVS Corp.	95,590	2,773,066
Wal-Mart de Mexico S.A. de C.V., Series V	646,220	3,286,337
Walgreen Co.	150,440	6,536,618

		12,596,021

Food Products (0.6%)
Cadbury Schweppes plc	548,420	5,549,602

Personal Products (0.3%)
Avon Products, Inc.	113,530	3,065,310

Total Consumer Staples		30,948,607

Energy (4.6%)
Energy Equipment & Services (4.2%)
BJ Services Co.	115,080	4,141,729
ENSCO International, Inc.	39,300	1,830,987
GlobalSantaFe Corp.	259,030	11,816,949
Halliburton Co.	106,750	$7,314,510
National Oilwell Varco, Inc.*	107,850	7,096,530
Smith International, Inc.	189,040	6,296,922

		38,497,627

Oil & Gas (0.4%)
EOG Resources, Inc.	46,180	3,458,882

Total Energy		41,956,509

Financials (8.2%)
Capital Markets (4.1%)
Franklin Resources, Inc.	56,800	4,768,928
Goldman Sachs Group, Inc.	70,670	8,592,058
Greenhill & Co., Inc.^	79,640	3,320,192
Legg Mason, Inc.	146,364	16,054,667
Lehman Brothers Holdings, Inc.	41,110	4,788,493

		37,524,338

Consumer Finance (1.4%)
SLM Corp.	228,010	12,230,456

Diversified Financial Services (2.7%)
Chicago Mercantile Exchange Holdings, Inc.	44,620	15,050,326
Deutsche Boerse AG	34,030	3,261,748
Euronext NV.	62,950	2,779,300
Lazard Ltd., Class A^	124,980	3,161,994

		24,253,368

Real Estate (0.0%)
Cyrela Brazil Realty S.A.(GDR)(b)	1,260	103,788

Total Financials		74,111,950

Health Care (22.5%)
Biotechnology (6.6%)
Amgen, Inc.*	183,520	14,621,038
CV Therapeutics, Inc.*^	34,230	915,653
Gen-Probe, Inc.*	68,090	3,367,051
Genzyme Corp.*	118,508	8,489,913
Gilead Sciences, Inc.*	329,750	16,078,610
Human Genome Sciences, Inc.*^	92,270	1,253,949
Keryx Biopharmaceuticals, Inc.*^	67,110	1,057,654
MedImmune, Inc.*	223,050	7,505,632
Neurochem, Inc.*^	58,390	744,473
Neurocrine Biosciences, Inc.*^	113,350	5,575,686

		59,609,659

Health Care Equipment & Supplies (7.3%)
Alcon, Inc.	98,980	12,657,562
Cytyc Corp.*	840,190	22,559,101
Dentsply International, Inc.	69,180	3,737,104
Millipore Corp.*	164,280	10,331,569
Resmed, Inc.*^	18,950	1,509,367
St. Jude Medical, Inc.*	186,520	8,729,136
Synthes, Inc	23,350	2,742,052
Waters Corp.*	78,060	3,247,296

		65,513,187

Health Care Providers & Services (1.8%)
UnitedHealth Group, Inc.	40,300	2,264,860
WellPoint, Inc.*	186,890	14,170,000

		16,434,860

Pharmaceuticals (6.8%)
Allergan, Inc.	148,350	13,591,827
Endo Pharmaceuticals Holdings, Inc.*^	134,030	3,574,580
Johnson & Johnson	130,000	8,226,400
Medicis Pharmaceutical Corp., Class A^	300,310	9,778,094
Roche Holding AG^	88,120	12,289,297

EQ ADVISORS TRUST

EQ/MFS EMERGING GROWTH COMPANIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Teva Pharmaceutical Industries Ltd. (ADR)	252,900	$8,451,918
Wyeth	125,090	5,787,914

		61,700,030

Total Health Care		203,257,736

Industrials (4.0%)
Aerospace & Defense (0.6%)
Precision Castparts Corp.	108,190	5,744,889

Commercial Services & Supplies (2.4%)
Apollo Group, Inc., Class A*	72,430	4,808,628
Career Education Corp.*^	60,910	2,165,959
Corporate Executive Board Co.	61,500	4,795,770
Laureate Education, Inc.*^	59,070	2,892,658
Strayer Education, Inc.^	50,600	4,782,712
Universal Technical Institute, Inc.*^	61,490	2,189,659

		21,635,386

Machinery (1.0%)
Illinois Tool Works, Inc.	44,380	3,653,806
ITT Industries, Inc.	45,830	5,206,288

		8,860,094

Total Industrials		36,240,369

Information Technology (33.6%)
Communications Equipment (6.1%)
Cisco Systems, Inc.*	512,626	9,191,384
Comverse Technology, Inc.*	177,590	4,665,289
Corning, Inc.*	461,420	8,919,249
Juniper Networks, Inc.*	189,172	4,500,402
Nokia OYJ (ADR)	705,220	11,925,270
QUALCOMM, Inc.	365,940	16,375,815

		55,577,409

Computers & Peripherals (5.0%)
Apple Computer, Inc.*	67,730	3,631,005
Dell, Inc.*	408,710	13,977,882
EMC Corp.*	887,600	11,485,544
M-Systems Flash Disk Pioneers Ltd.*^	158,590	4,745,013
Network Appliance, Inc.*	98,900	2,347,886
SanDisk Corp.*^	180,560	8,712,020

		44,899,350

Electronic Equipment & Instruments (1.7%)
AU Optronics Corp. (ADR)^	416,890	5,402,894
Flir Systems, Inc.*^	169,820	5,023,276
LG.Philips LCD Co. Ltd.(ADR)*^	240,190	4,938,306

		15,364,476

Internet Software & Services (3.9%)
CNET Networks, Inc.*	138,600	1,880,802
Google, Inc., Class A*	60,630	19,186,970
Yahoo!, Inc.*	412,880	13,971,859

		35,039,631

IT Services (3.1%)
Alliance Data Systems Corp.*	163,240	6,390,846
DST Systems, Inc.*^	224,650	12,317,560
Hewitt Associates, Inc., Class A*^	156,280	4,263,318
Infosys Technologies Ltd. (ADR)	64,390	4,782,889

		27,754,613

Semiconductors & Semiconductor Equipment (4.3%)
Analog Devices, Inc.	99,190	3,683,917
Formfactor, Inc.*^	133,080	3,036,886
Marvell Technology Group Ltd.*^	99,640	4,594,400
Samsung Electronics Co., Ltd. (GDR)(b)	31,450	8,947,525
Samsung Electronics Co., Ltd. (GDR)(b)	27,830	7,855,997
Texas Instruments, Inc.	66,050	2,239,095
Xilinx, Inc.^	306,420	$8,533,797

		38,891,617

Software (9.5%)
Activision, Inc.*	228,883	4,680,657
Adobe Systems, Inc.	368,200	10,990,770
Amdocs Ltd.*	480,190	13,315,669
Electronic Arts, Inc.*	286,930	16,323,448
MicroStrategy, Inc., Class A*^	44,920	3,157,427
Oracle Corp.*	905,430	11,218,278
Symantec Corp.*	852,779	19,323,972
TIBCO Software, Inc.*	777,120	6,496,723

		85,506,944

Total Information Technology		303,034,040

Materials (0.6%)
Chemicals (0.3%)
Nalco Holding Co.*	140,700	2,373,609

Metals & Mining (0.3%)
Cia Vale do Rio Doce (ADR)^	71,580	3,139,499

Total Materials		5,513,108

Telecommunication Services (6.6%)
Diversified Telecommunication Services (2.9%)
NeuStar, Inc. Class A*	60,200	1,925,798
Orascom Telecom Holding SAE (GDR)(b)	37,800	1,847,706
Sprint Nextel Corp.	627,110	14,912,676
Telewest Global, Inc.*	308,620	7,082,829

		25,769,009

Wireless Telecommunication Services (3.7%)
America Movil S.A. de C.V. (ADR)	309,430	8,144,197
American Tower Corp., Class A*	1,010,727	25,217,639

		33,361,836

Total Telecommunication Services		59,130,845

Total Common Stocks (97.6%) (Cost $758,448,415)		881,733,778

	Principal Amount
SHORT-TERM INVESTMENTS:
Commercial Paper (2.3%)
Citigroup Funding, Inc.
3.86%, 10/3/05 (p)	$21,130,000	21,123,203

Short-Term Investments of Cash Collateral for Securities Loaned (13.6%)
Barclays New York
3.80%, 8/30/06 (l)	9,998,002	9,998,002
General Electric Capital Corp.
4.03%, 3/29/06 (l)	7,001,727	7,001,727
4.04%, 5/12/06 (l)	4,006,282	4,006,282
Merrill Lynch & Co., Inc.
3.67%, 10/19/06 (l)	6,000,000	6,000,000
Metropolitan Life Global Funding
3.95%, 3/17/06 (l)	4,998,972	4,998,972
National City Bank Indiana
3.88%, 11/7/05 (l)	9,998,871	9,998,871
Nomura Securities
3.87%, 10/3/05 73,018,336	73,018,336	73,018,336
Nordeutsche Landesbank N.Y.
3.85%, 3/30/06 (l)	7,997,280	7,997,280

Total Short-Term Investments of Cash Collateral for Securities Loaned		123,019,470

Total Short-Term Investments (15.9%) (Amortized Cost $144,144,939)		144,142,673

EQ ADVISORS TRUST

EQ/MFS EMERGING GROWTH COMPANIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
Total Investments (113.5%) (Cost/Amortized Cost $902,593,354)		$1,025,876,451
Other Assets Less Liabilities (-13.5%)		(122,116,448)

Net Assets (100%)		$903,760,003

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(b)	Illiquid security.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2005.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

Investment security transactions for the nine months ended September 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$601,286,427
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$711,023,961

As of September 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$133,036,821
Aggregate gross unrealized depreciation	(14,807,267)

Net unrealized appreciation	$118,229,554

Federal income tax cost of investments	$907,646,897

At September 30, 2005, the Portfolio had loaned securities with a total value of $122,604,298. This was secured by collateral of $ 123,019,470 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $722,312, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

The Portfolio has a net capital loss carryforward of $999,075,232 of which $517,312,146 expires in the year 2009, $ 430,153,032 which expires in the year 2010 and $51,610,054 expires in the year 2011.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MFS INVESTORS TRUST PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.2%)
Hotels, Restaurants & Leisure (1.6%)
Carnival Corp.	70,320	$3,514,593
Hilton Group plc	326,600	1,817,144

		5,331,737

Household Products (1.6%)
Reckitt Benckiser plc	181,830	5,555,337

Internet & Catalog Retail (0.2%)
eBay, Inc.*	15,060	620,472

Media (2.7%)
Univision Communications, Inc., Class A*	89,580	2,376,557
Viacom, Inc., Class B	95,432	3,150,210
Walt Disney Co.	143,650	3,466,275

		8,993,042

Multiline Retail (1.5%)
Target Corp.	97,450	5,060,578

Specialty Retail (2.8%)
Gap, Inc.	150,760	2,627,747
Staples, Inc.	167,000	3,560,440
TJX Cos., Inc.	158,440	3,244,851

		9,433,038

Textiles, Apparel & Luxury Goods (0.8%)
NIKE, Inc., Class B	31,000	2,532,080

Total Consumer Discretionary		37,526,284

Consumer Staples (9.6%)
Beverages (2.3%)
Coca-Cola Co.	58,300	2,517,977
PepsiCo, Inc.	95,423	5,411,438

		7,929,415

Food & Staples Retailing (0.9%)
Wal-Mart Stores, Inc.	67,200	2,944,704

Food Products (1.0%)
Nestle S.A. (Registered)	11,350	3,336,552

Household Products (3.1%)
Colgate-Palmolive Co.	80,580	4,253,818
Procter & Gamble Co.^	101,490	6,034,596

		10,288,414

Personal Products (0.5%)
Avon Products, Inc.	59,500	1,606,500

Tobacco (1.8%)
Altria Group, Inc.	84,460	6,225,547

Total Consumer Staples		32,331,132

Energy (10.8%)
Energy Equipment & Services (4.1%)
Halliburton Co.	85,700	5,872,164
Noble Corp.	63,370	4,338,310
Transocean, Inc.*	57,000	3,494,670

		13,705,144

Oil & Gas (6.7%)
Amerada Hess Corp.^	31,300	4,303,750
BP plc (ADR)	54,554	3,865,151
EnCana Corp.^	76,700	4,472,377
EOG Resources, Inc.	56,900	4,261,810
Total S.A. (ADR)^	42,080	5,715,306

		22,618,394

Total Energy		36,323,538

Financials (15.5%)
Capital Markets (4.0%)
Goldman Sachs Group, Inc.	47,530	$5,778,698
Legg Mason, Inc.^	38,280	4,198,933
Lehman Brothers Holdings, Inc.	30,930	3,602,726

		13,580,357

Commercial Banks (3.2%)
Bank of America Corp.	146,160	6,153,336
Wells Fargo & Co.	78,550	4,600,674

		10,754,010

Consumer Finance (2.6%)
American Express Co.	72,300	4,152,912
SLM Corp.	86,710	4,651,124

		8,804,036

Diversified Financial Services (2.0%)
Citigroup, Inc.	66,733	3,037,686
JPMorgan Chase & Co.	103,560	3,513,791

		6,551,477

Insurance (3.7%)
American International Group, Inc.	160,010	9,914,220
Genworth Financial, Inc., Class A	73,180	2,359,323

		12,273,543

Total Financials		51,963,423

Health Care (18.1%)
Biotechnology (4.0%)
Amgen, Inc.*	84,900	6,763,983
Genzyme Corp.*	34,250	2,453,670
Gilead Sciences, Inc.*	88,440	4,312,334

		13,529,987

Health Care Equipment & Supplies (4.0%)
Boston Scientific Corp.*	81,930	1,914,704
Guidant Corp.	29,840	2,055,678
Medtronic, Inc.	85,990	4,610,784
Synthes, Inc.	16,490	1,936,464
Zimmer Holdings, Inc.*	43,990	3,030,471

		13,548,101

Pharmaceuticals (10.1%)
Abbott Laboratories	141,620	6,004,688
Eli Lilly & Co.	94,290	5,046,401
Johnson & Johnson	143,408	9,074,858
Roche Holding AG	31,560	4,401,387
Teva Pharmaceutical Industries Ltd. (ADR)^	78,600	2,626,812
Wyeth	143,290	6,630,028

		33,784,174

Total Health Care		60,862,262

Industrials (9.5%)
Aerospace & Defense (4.3%)
Lockheed Martin Corp.	103,530	6,319,471
United Technologies Corp.	155,740	8,073,562

		14,393,033

Air Freight & Logistics (0.8%)
FedEx Corp.	30,020	2,615,643

Building Products (1.0%)
Masco Corp.	109,750	3,367,130

Industrial Conglomerates (1.6%)
Tyco International Ltd.	188,790	5,257,801

Machinery (1.8%)
Caterpillar, Inc.	81,700	4,799,875

EQ ADVISORS TRUST

EQ/MFS INVESTORS TRUST PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Illinois Tool Works, Inc.	17,670	$1,454,771

		6,254,646

Total Industrials		31,888,253

Information Technology (17.7%)
Communications Equipment (2.5%)
Cisco Systems, Inc.*	284,688	5,104,456
QUALCOMM, Inc.	69,970	3,131,157

		8,235,613

Computers & Peripherals (6.4%)
Apple Computer, Inc.*	63,980	3,429,968
Dell, Inc.*	166,760	5,703,192
EMC Corp.*	556,310	7,198,651
International Business Machines Corp.	39,300	3,152,646
SanDisk Corp.*^	44,700	2,156,775

		21,641,232

Internet Software & Services (0.8%)
Yahoo!, Inc.*^	78,820	2,667,269

IT Services (0.5%)
Accenture Ltd., Class A*^	61,160	1,557,134

Semiconductors & Semiconductor Equipment (2.9%)
Analog Devices, Inc.^	92,170	3,423,194
Intel Corp.	82,000	2,021,300
Samsung Electronics Co., Ltd.(GDR)(b)	8,300	2,342,967
Xilinx, Inc.	70,630	1,967,045

		9,754,506

Software (4.6%)
Adobe Systems, Inc.	31,100	928,335
Amdocs Ltd.*	106,720	2,959,345
Electronic Arts, Inc.*^	67,430	3,836,093
Oracle Corp.*	440,910	5,462,875
Symantec Corp.*	104,483	2,367,585

		15,554,233

Total Information Technology		59,409,987

Materials (2.9%)
Chemicals (2.9%)
Dow Chemical Co.	71,280	2,970,237
Monsanto Co.	53,600	3,363,400
Praxair, Inc.	71,490	3,426,516

Total Materials		9,760,153

Telecommunication Services (2.3%)
Diversified Telecommunication Services (1.3%)
Sprint Nextel Corp.	176,530	4,197,883

Wireless Telecommunication Services (1.0%)
Vodafone Group plc (ADR)^	134,679	3,497,614

Total Telecommunication Services		7,695,497

Utilities (1.2%)
Electric Utilities (1.2%)
Entergy Corp.	13,400	995,888
Exelon Corp.	59,460	3,177,542

Total Utilities		4,173,430

Total Common Stocks (98.8%) (Cost $293,759,228)		331,933,959

	Principal Amount
SHORT-TERM INVESTMENTS:
Commercial Paper (1.2%)
Cargill, Inc.
3.85%, 10/3/05 (m)(p)	$4,237,000	4,235,640

Short-Term Investments of Cash Collateral for Securities Loaned (6.2%)
CC USA, Inc.
3.99%, 10/28/05 (l)	$1,000,277	$1,000,277
Nomura Securities
3.87%, 10/3/05 (l)	19,792,688	19,792,688

Total Short-Term Investments of Cash Collateral for Securities Loaned		20,792,965

Time Deposit (0.0%)
JPMorgan Chase Nassau
3.32%, 10/3/05	6,247	6,247

Total Short-Term Investments (7.4%) (Amortized Cost $25,035,305)		25,034,852

Total Investments (106.2%) (Cost/Amortized Cost $318,794,533)		356,968,811
Other Assets Less Liabilities (-6.2%)		(20,902,127)

Net Assets (100%)		$336,066,684

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(b)	Illiquid security.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2005.

(m)	Section 4(2) Commercial Paper. Private placement for non-current transaction. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

EQ ADVISORS TRUST

EQ/MFS INVESTORS TRUST PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2005 (Unaudited)

Investment security transactions for the nine months ended September 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$122,614,082
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$134,807,761

As of September 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$43,070,354
Aggregate gross unrealized depreciation	(7,774,632)

Net unrealized appreciation	$35,295,722

Federal income tax cost of investments	$321,673,089

At September 30, 2005, the Portfolio had loaned securities with a total value of $20,843,149. This was secured by collateral of $ 20,792,965 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $178,183, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

The Portfolio has a net capital loss carryforward of $53,848,129 of which $20,471,614 expires in the year 2009, $31,544,056 expires in the year 2010, and $1,832,459 expires in the year 2011.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Certificates of Deposit (0.2%)
Canadian Imperial Bank of Commerce
3.45%, 3/28/06	$3,500,000	$3,500,000

Total Certificates of Deposit		3,500,000

Commercial Paper (29.9%)
Abbey National North America
2.60%, 10/3/05 (p)	70,000,000	69,984,833
Bank One Corp.
6.50%, 2/1/06	4,000,000	4,038,745
Bear Stearns Cos, Inc.
2.61%, 10/3/05 (p)	70,000,000	69,984,795
BNP Paribas Finance, Inc.
2.58%, 10/3/05 (p)	70,000,000	69,984,950
Deutsche Bank Financial, Inc.
2.59%, 10/3/05 (p)	70,000,000	69,984,911
Dexia Delaware LLC
2.29%, 10/3/05 (p)	50,000,000	49,990,472
Prudential Funding LLC
2.57%, 10/3/05 (p)	70,000,000	69,984,989
Societe Generale Northern America, Inc.
2.57%, 10/3/05 (p)	70,000,000	69,984,989

Total Commercial Paper		473,938,684

Government Securities (55.1%)
Federal Home Loan Bank
2.12%, 10/3/05 (o)	529,000,000	528,906,543
3.18%, 10/11/05 (o)	93,343,000	93,252,509
Federal Home Loan Mortgage Corp.
2.61%, 10/4/05 (o)	25,000,000	24,992,750
2.79%, 10/5/05 (o)	196,850,000	196,773,885
3.51%, 10/7/05 (l)	4,250,000	4,250,000
Federal National Mortgage Association
3.18%, 10/11/05 (o)	24,881,000	24,856,810

Total Government Securities		873,032,497

Time Deposits (13.3%)
Branch Banking & Trust Co.
3.87%, 10/3/05	70,000,000	70,000,000
Citibank N.A
3.88%, 10/3/05	70,000,000	70,000,000
JPMorgan Chase Nassau
3.32%, 10/3/05	84,665	84,665
Manufactures & Traders Trust Co.
3.88%, 10/3/05	70,000,000	70,000,000

Total Time Deposits		210,084,665

Variable Rate Securities (1.6%)
American Express Credit Corp.
3.96%, 10/5/06 (l)	3,000,000	3,000,000
Caterpillar Financial Service Corp.
3.67%, 7/10/06 (l)	6,000,000	6,000,000
General Electric Capital Corp.
3.89%, 5/17/06 (l)	3,850,000	3,850,000
International Business Machines Corp.
3.67%, 10/8/06 §(l)	2,000,000	2,000,000
Merrill Lynch & Co., Inc.
3.93%, 10/11/06 (l)	4,000,000	4,000,000
Morgan Stanley
3.80%, 10/13/06 (l)	2,250,000	2,250,000
SLM Corp.
3.91%, 11/2/06 §(l)	$5,000,000	$4,998,697

Total Variable Rate Securities		26,098,697

Total Short-Term Investments (100.1%) (Amortized Cost $1,586,654,543)		1,586,654,543
Other Assets Less Liabilities (-0.1%)		(1,163,257)

Net Assets (100%)		$1,585,491,286

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2005, the market value of these securities amounted to $6,998,697 or 0.44% of net assets. Securities denoted with “§” but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2005.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2005.

(p)	Yield to maturity.

The Portfolio has a net capital loss carryforward of $97,785 which expires in the year 2009.

EQ ADVISORS TRUST

EQ/MONTAG & CALDWELL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (15.0%)
Hotels, Restaurants & Leisure (4.0%)
Carnival Corp.	46,730	$2,335,565
McDonald’s Corp.	317,608	10,636,692

		12,972,257

Internet & Catalog Retail (2.6%)
eBay, Inc.*	203,500	8,384,200

Media (1.9%)
Omnicom Group, Inc.	74,477	6,228,512

Multiline Retail (2.6%)
Kohl’s Corp.*	165,345	8,297,012

Specialty Retail (1.9%)
Bed Bath & Beyond, Inc.*	155,794	6,259,803

Textiles, Apparel & Luxury Goods (2.0%)
NIKE, Inc., Class B	77,400	6,322,032

Total Consumer Discretionary		48,463,816

Consumer Staples (13.3%)
Beverages (3.1%)
PepsiCo, Inc.	179,640	10,187,385

Household Products (4.4%)
Colgate-Palmolive Co.	134,953	7,124,169
Procter & Gamble Co.	117,779	7,003,139

		14,127,308

Personal Products (5.8%)
Estee Lauder Cos., Inc. (The), Class A	91,900	3,200,877
Gillette Co.	264,120	15,371,784

		18,572,661

Total Consumer Staples		42,887,354

Energy (15.8%)
Energy Equipment & Services (10.5%)
Halliburton Co.	266,900	18,287,988
Schlumberger Ltd.	185,926	15,688,436

		33,976,424

Oil & Gas (5.3%)
ConocoPhillips	243,446	17,019,310

Total Energy		50,995,734

Financials (2.9%)
Consumer Finance (2.9%)
American Express Co.	162,722	9,346,752

Total Financials		9,346,752

Health Care (22.9%)
Biotechnology (7.9%)
Amgen, Inc.*	162,377	12,936,576
Genentech, Inc.*	149,806	12,615,163

		25,551,739

Health Care Equipment & Supplies (5.6%)
Medtronic, Inc.	188,161	10,089,193
Stryker Corp.	161,300	7,973,059

		18,062,252

Health Care Providers & Services (1.4%)
Caremark Rx, Inc.*	87,604	4,374,068

Pharmaceuticals (8.0%)
Abbott Laboratories	75,900	3,218,160
Eli Lilly & Co.	186,086	9,959,323
Johnson & Johnson	201,584	12,756,235

		25,933,718

Total Health Care		73,921,777

Industrials (9.0%)
Air Freight & Logistics (1.8%)
United Parcel Service, Inc., Class B	84,595	$5,848,052

Commercial Services & Supplies (1.5%)
Apollo Group, Inc., Class A*	73,200	4,859,748

Industrial Conglomerates (4.0%)
3M Co.	89,170	6,541,511
General Electric Co.	191,581	6,450,533

		12,992,044

Machinery (1.7%)
Illinois Tool Works, Inc.	65,789	5,416,408

Total Industrials		29,116,252

Information Technology (14.3%)
Communications Equipment (4.7%)
Juniper Networks, Inc.*	219,098	5,212,341
QUALCOMM, Inc.	121,234	5,425,222
Research In Motion Ltd.*	63,200	4,322,880

		14,960,443

IT Services (2.0%)
Paychex, Inc.	175,294	6,499,901

Semiconductors & Semiconductor Equipment (2.0%)
Maxim Integrated Products, Inc.	153,588	6,550,528

Software (5.6%)
Microsoft Corp.	354,100	9,110,993
Oracle Corp.*	708,197	8,774,561

		17,885,554

Total Information Technology		45,896,426

Total Common Stocks (93.2%) (Cost $259,713,625)		300,628,111

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (5.2%)
JPMorgan Chase Nassau
3.32%, 10/3/05 (Amortized Cost $16,822,559)	$16,822,559	16,822,559

Total Investments (101.6%) (Cost/Amortized Cost $276,536,184)		317,450,670
Other Assets Less Liabilities (1.6%)		5,039,769

Net Assets (100%)		$322,490,439

*	Non-income producing.

EQ ADVISORS TRUST

EQ/MONTAG & CALDWELL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2005 (Unaudited)

Investment security transactions for the nine months ended September 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$96,033,657
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$130,918,079

As of September 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$46,589,472
Aggregate gross unrealized depreciation	(6,467,304)

Net unrealized appreciation	$40,122,168

Federal income tax cost of investments	$277,328,502

For the nine months ended September 30, 2005, the Portfolio incurred approximately $6,748 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $176,142,912 of which $26,233,472 expires in the year 2008, $73,600,596 expires in the year 2009, $66,061,489 expires in the year 2010, and $10,247,355 expires in the year 2011.

Included in the capital loss carryforward is $1,718,952 and $81,370,502 of losses acquired from the Enterprise Balanced Portfolio and EQ/Enterprise Multi-Cap Growth Portfolio, respectively, as a result of tax-free reorganizations during the years ended 2003 and 2005, respectively. Certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible that not all of these capital losses will be available for use.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (6.3%)
Asset Backed Securities (3.7%)
ACE Securities Corp., Series 05-HE6 A2A
3.950%, 10/25/35 † (l)	$700,000	$700,329
Aegis Asset Backed Securities Trust, Series 05-HE6 A2A
4.030%, 9/25/34 (l)	92,425	92,423
Amortizing Residential Collateral Trust, Series 02-BC4 A
4.120%, 7/25/32 (l)	1,269	1,257
Argent Securities Inc., Series 05-W2 A2A
3.950%, 10/25/35 †(l)	200,000	200,219
Asset Backed Funding Certificates, Series 05-HE2 A2A
3.780%, 6/25/35 (l)	939,060	939,060
Series 05-WMC1 2A2
3.951%, 6/25/35 †(l)	400,000	400,125
Bear Stearns Asset Backed Securities, Inc. Series 04-BO1 1A1
3.841%, 9/25/34 (l)	222,959	223,101
Series 04-FR2 1A1
4.040%, 1/25/29 (l)	166,433	166,509
Centex Home Equity, Series 04-A AV2
4.110%, 1/25/34 (l)	21,726	21,736
Citigroup Mortgage Loan Trust, Inc. Series 05-HE3 A2A
3.850%, 9/25/35 (l)	500,000	500,000
Countrywide Asset-Backed Certificates, Series 05-SD1 A1A
3.980%, 5/25/35 §(l)	32,916	32,901
Series 05-9 2A1
3.741%, 8/25/35 †(l)	300,000	300,094
Series 05-9 2A2
3.831%, 8/25/35 †(l)	200,000	200,470
Credit Suisse First Boston Mortgage Securities Corp., Series 02-9 2X
2.478%, 3/25/32 †§	17,077	17,104
Series 02-P3 A
4.360%, 8/25/33 †§(l)	63,848	64,199
Ford Credit Auto Owner Trust, Series 05-C A2
4.240%, 3/15/08 †	200,000	199,534
Long Beach Mortgage Loan Trust, Series 04-6 1A1
3.841%, 11/25/34 (l)	341,454	341,733
Merrill Lynch Mortgage Investors, Inc. Series 05-AR1 A3A2
3.997%, 6/25/36 †(l)	500,000	500,157
Morgan Stanley ABS Capital I, Series 03-HE2 A2
4.170%, 8/25/33 (l)	26,155	26,180
Series 04-HE9 A3A
3.980%, 11/25/34 (l)	9,310	9,310
New Century Home Equity Loan Trust, Series 05-4 A2A
3.693%, 9/25/35 (o)(p)	189,495	189,495
People’s Choice Home Loan Securities Trust, Series 05-2 A1
3.94%, 5/25/35 (l)	66,784	66,795
Quest Trust,
Series 04-X2 A1
4.390%, 6/25/34 §(l)	47,043	47,125
Quest Trust,
Series 05-X1 A1
4.010%, 3/25/35 §(l)	$47,810	$47,803
SLM Student Loan Trust, Series 05-2 A1
3.630%, 4/25/10 (l)	140,237	140,192
Structured Asset Securities Corp., Series 02-HF1 A
4.120%, 1/25/33 (l)	2,155	2,161
Wachovia Mortgage Loan Trust LLC Series 05-WMC1 A1
3.950%, 10/25/35 †(l)	300,000	300,235

		5,730,247

Non-Agency CMO (2.6%)
Bear Stearns Adjustable Rate Mortgage Trust, Series 02-2 IIIA
6.784%, 6/25/31 (l)	1,365	1,362
Series 02-5 6A
5.940%, 6/25/32 (l)	5,021	5,019
Series 03-8 1A1
4.217%, 1/25/34 (l)	151,253	150,025
Series 03-8 2A1
4.833%, 1/25/34 (l)	40,841	40,620
Series 03-8 4A1
4.712%, 1/25/34 (l)	89,141	86,966
Countrywide Alternative Loan Trust, Series 03-J1 4A1
6.000%, 10/25/32	10,406	10,332
Countrywide Home Loan Mortgage Pass Through Trust Series 02-30 M
3.878%, 10/19/32 (l)	55,370	54,827
Series 04-7 5A2
4.100%, 5/25/34 (l)	11,311	11,282
Series 05-R2 1AF1
3.981%, 6/25/35 §(l)	94,519	94,772
Credit-Based Asset Servicing and Securitization, Series 02-CB6 2A1
4.330%, 1/25/33 (l)	517	517
First Horizon Alternative Mortgage Securities, Series 04-AA1 A1
4.788%, 6/25/34 (l)	229,735	228,585
First Horizon Asset Securities, Inc., Series 00-H 1A
7.000%, 9/25/30	975	972
Merrill Lynch Mortgage Investors, Inc. Series 05-AR1 A3A1
3.940%, 6/25/36 †(l)	800,000	800,250
Option One Mortgage Loan Trust
0.000%, 11/25/35 †(o)(p)	300,000	300,094
Sequoia Mortgage Trust, Series 10-2A1
4.176%, 10/20/27 (l)	142,869	143,069
Washington Mutual, Inc.
0.000%, 11/25/35 †(o)(p)	1,100,000	1,100,172
Washington Mutual, Inc., Series 00-3A
4.237%, 12/25/40 (l)	59,618	59,451
Series 02-AR2 A
4.007%, 2/27/34 (l)	24,766	24,496
Series 02-AR10 A6
4.820%, 10/25/32 (l)	8,862	8,841
Series 03-R1 A1
4.100%, 12/25/27 (l)	833,494	832,801

		3,954,453

Total Asset-Backed and Mortgage-Backed Securities		9,684,700

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2005 (Unaudited)

	Principal Amount		Value (Note 1)
Consumer Discretionary (0.8%)
Auto Components (0.0%)
Dura Operating Corp.
8.625%, 4/15/12		$60,000	$53,400

Automobiles (0.7%)
Daimlerchrysler NA Holdings Corp.
4.026%, 3/7/07 (l)		300,000	299,554
4.314%, 9/10/07 (l)		102,000	102,240
Ford Motor Credit Co.
5.800%, 1/12/09		700,000	653,157

			1,054,951

Hotels, Restaurants & Leisure (0.1%)
Starwood Hotels & Resorts
Worldwide, Inc.
7.875%, 5/1/12		50,000	54,500

Media (0.0%)
Continental Cablevision, Inc.
8.300%, 5/15/06		50,000	51,146

Total Consumer Discretionary			1,213,997

Consumer Staples (0.2%)
Food & Staples Retailing (0.1%)
Delhaize America, Inc.
7.375%, 4/15/06		200,000	202,760

Food Products (0.1%)
H.J. Heinz Co.
6.190%, 12/1/05 (b)(l)		100,000	100,260

Total Consumer Staples			303,020

Energy (0.2%)
Oil & Gas (0.2%)
El Paso Corp.
7.750%, 1/15/32		25,000	25,188
El Paso Natural Gas Co.
8.375%, 6/15/32		50,000	56,792
Pemex Project Funding Master Trust
8.000%, 11/15/11		50,000	56,925
8.625%, 2/1/22		25,000	30,562
Ras Laffan Liquefied Natural Gas Co., Ltd.
3.440%, 9/15/09 §		39,485	38,186
Vintage Petroleum, Inc.
7.875%, 5/15/11		60,000	62,700

Total Energy			270,353

Financials (1.2%)
Commercial Banks (0.3%)
HSBC Capital Funding LP
10.200%, 12/29/49 §(l)		100,000	154,911
HSBC Holdings plc
3.240%, 12/20/12		120,000	164,245
Rabobank Capital Funding II
5.260%, 12/31/49 §(l)		100,000	100,279
Rabobank Capital Funding Trust III
5.250%, 12/31/49 §(l)		120,000	119,558

			538,993

Consumer Finance (0.5%)
General Motors Acceptance Corp.
4.870%, 10/20/05 (l)		590,000	590,222
4.677%, 5/18/06 (l)		200,000	198,940

			789,162

Diversified Financial Services (0.3%)
Eircom Funding
8.250%, 8/15/13		60,000	65,100
Petroleum Export Ltd/Cayman SPV
5.265%, 6/15/11 §		100,000	99,593
Principal Life Global Funding I
3.930%, 4/19/06 §(l)		$130,000	$130,244
Racers, Series 97-R-8-3
3.568%, 8/15/07 †(b)(l)		200,000	192,064

			487,001

Insurance (0.1%)
Metropolitan Life Global Funding I
3.930%, 5/22/06 §(l)		100,000	100,070

Total Financials			1,915,226

Government Securities (109.0%)
Agency ABS (0.0%)
Federal Home Loan Mortgage Corp.
Series T-32 A1
3.771%, 8/25/31 (l)		43,091	43,282

Agency CMO (0.6%)
Federal Home Loan Mortgage Corp.
5.000%, 6/15/13		41,667	41,747
6.500%, 3/15/29		5,961	5,998
6.500%, 4/15/29		101,710	104,801
4.118%, 12/15/29 (l)		14,759	14,867
6.500%, 7/25/43		32,526	33,510
Federal National Mortgage Association
5.500%, 8/25/09		83,279	82,723
Small Business Administration Participation Certificates,
Series 03-20I 1
5.130%, 9/1/23		44,345	45,007
Series 04-20C 1
4.340%, 3/1/24		270,395	262,994
Series 05-20B 1
4.625%, 2/1/25		293,032	288,983

			880,630

Foreign Governments (2.4%)
Brazilian Government International Bond
8.000%, 1/15/18		105,000	111,037
Export-Import Bank of China
5.250%, 7/29/14 §		150,000	151,485
Federative Republic of Brazil
4.250%, 4/15/06 (l)		56,000	56,034
4.310%, 4/15/09 (l)		61,651	61,189
4.310%, 4/15/12 (l)		46,942	46,182
Government of France
4.000%, 4/25/55	EUR	200,000	261,216
Hong Kong Government International Bond
5.130%, 8/1/14 §		$250,000	252,758
Kingdom of Spain
3.100%, 9/20/06	JPY	13,000,000	118,027
5.750%, 7/30/32	EUR	390,000	642,342
4.200%, 1/31/37		100,000	133,393
Republic of Ecuador
8.000%, 8/15/30 (n)(e)		$600,000	566,100
Republic of Italy
3.800%, 3/27/08	JPY	64,000,000	612,733
Republic of Panama
8.250%, 4/22/08		$180,000	194,175
9.625%, 2/8/11		75,000	89,625
Republic of South Africa
5.250%, 5/16/13	EUR	50,000	66,829
6.500%, 6/2/14		$100,000	109,250
Ukraine Government International Bond
11.000%, 3/15/07 (n)		70,005	73,995

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2005 (Unaudited)

	Principal Amount		Value (Note 1)
United Mexican States
8.375%, 1/14/11		$15,000	$17,313
8.300%, 8/15/31		88,000	110,000
6.750%, 9/27/34		100,000	106,500

			3,780,183

Municipal Bonds (0.6%)
California State Economic Recovery, Series A
5.250%, 1/1/11 (l)		10,000	10,916
7.040%, 7/1/11 §(l)		5,000	5,865
5.250%, 7/1/12		20,000	22,046
7.040%, 7/1/12 §(l)		10,000	11,811
7.540%, 7/1/13 §(l)		20,000	24,222
Fairfax County, Virginia
7.490%, 4/1/13 §		25,000	30,547
Golden State Tobacco Securitization Corp./CA
6.750%, 6/1/39		40,000	45,944
7.900%, 6/1/42		25,000	31,398
New York City Municipal Water Finance Authority
5.000%, 6/15/35		160,000	165,565
New York State Environmental Facilities Corp.
5.000%, 6/15/32		20,000	20,854
San Antonio/Texas Water,
Series A
5.000%, 5/15/32		150,000	154,413
South Carolina State Public Service Authority,
Series A
5.000%, 1/1/13		110,000	120,097
Tobacco Settlement Authority of Iowa,
Series B
5.600%, 6/1/35		100,000	102,944
Tobacco Settlement Financing Corp./New Jersey
6.375%, 6/1/32		95,000	107,949
6.000%, 6/1/37		70,000	74,768

			929,339

U.S. Government Agencies (6.4%)
Federal Home Loan Mortgage Corp.
4.240%, 11/1/23 (l)		53,575	54,920
4.240%, 11/1/34 (l)		1,200,000	1,187,784
Federal National Mortgage Association
5.000%, 1/1/17		69,713	69,553
5.000%, 2/1/18		383,957	383,076
5.000%, 8/1/18		376,306	375,442
5.000%, 9/1/18		204,585	204,115
5.000%, 10/1/18		155,580	155,278
5.000%, 8/1/19		45,835	45,731
5.119%, 4/1/33 (l)		19,903	20,123
5.500%, 7/1/34		425,860	425,807
4.767%, 1/1/35 (l)		175,565	175,567
4.676%, 7/1/35 (l)		1,433,790	1,432,695
0.000%, 10/24/35 †		800,000	807,610
Federal National Mortgage Association TBA
5.000%, 10/25/35 TBA		1,000,000	978,750
5.500%, 10/25/35 TBA		2,800,000	2,798,250
Government National Mortgage Association
6.000%, 8/15/32		216,377	221,667
5.820%, 2/15/33		131,040	134,244
6.000%, 2/15/33		159,849	163,757
6.000%, 10/15/33		31,072	31,832
6.000%, 1/15/34		102,941	105,458
Small Business Administration
4.504%, 2/1/14		137,968	137,338

			9,908,997

U.S. Treasuries (99.0%)
U.S. Treasury Inflation Indexed Bonds
3.375%, 1/15/07		$8,421,120	$8,708,954
3.625%, 1/15/08		8,501,430	8,998,900
3.875%, 1/15/09		8,972,850	9,734,142
0.875%, 4/15/10		11,910,435	11,606,159
4.250%, 1/15/10		15,510,327	17,349,154
3.500%, 1/15/11		1,691,280	1,862,720
3.000%, 7/15/12		8,731,440	9,501,579
2.000%, 1/15/14		1,168,255	1,192,578
2.000%, 7/15/14		26,651,392	27,225,010
1.875%, 7/15/15		17,352,908	17,506,099
2.375%, 1/15/25		21,810,417	23,333,744
3.625%, 4/15/28		9,221,080	12,064,843
3.875%, 4/15/29		2,745,533	3,758,377

			152,842,259

Total Government Securities			168,384,690

Industrials (0.1%)
Airlines (0.1%)
United Air Lines, Inc.
6.602%, 9/1/13 (h)		47,750	46,630
Series 00-2
7.190%, 4/1/11 (h)		48,866	47,889

			94,519

Road & Rail (0.0%)
Burlington Northern Santa Fe Corp.
6.375%, 12/15/05		20,000	20,076

Total Industrials			114,595

Materials (0.2%)
Chemicals (0.1%)
Nalco Co.
8.875%, 11/15/13		200,000	205,250

Containers & Packaging (0.1%)
Packaging Corp. of America
4.380%, 8/1/08		143,000	139,238

Total Materials			344,488

Telecommunication Services (0.3%)
Diversified Telecommunication Services (0.2%)
Deutsche Telekom International Finance BV
8.125%, 5/29/12	EUR	76,000	117,422
France Telecom S.A.
7.000%, 3/14/08 (n)		139,000	183,483

			300,905

Wireless Telecommunication Services (0.1%)
American Cellular Corp.
10.000%, 8/1/11 TBA		$60,000	65,400
Nextel Communications, Inc.
7.375%, 8/1/15		60,000	64,234

			129,634

Total Telecommunication Services			430,539

Utilities (0.3%)
Electric Utilities (0.2%)
Nevada Power Co.
5.875%, 1/15/15		150,000	147,848
NRG Energy, Inc.
8.000%, 12/15/13		136,000	144,840

			292,688

Gas Utilities (0.1%)
Tennessee Gas Pipeline Co.
8.375%, 6/15/32		150,000	171,358

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2005 (Unaudited)

	Principal Amount		Value (Note 1)
Multi-Utilities & Unregulated Power (0.0%)
Sonat, Inc.
7.625%, 7/15/11		$35,000	$35,525
El Paso Production Holding Co.
7.750%, 6/1/13		60,000	62,700

			98,225

Total Utilities			562,271

Total Long-Term Debt Securities (118.6%) (Cost $183,191,552)			183,223,879

SHORT-TERM INVESTMENTS:
Commercial Paper (54.8%)
ANZ Delaware, Inc.
3.57%, 10/18/05 (p)		2,600,000	2,595,366
3.83%, 12/27/05 (p)		1,100,000	1,089,803
ANZ National International Ltd.
3.75%, 12/12/05 (m)(p)		400,000	396,980
ASB Bank Ltd.
3.52%, 10/11/05 (m)(p)		2,500,000	2,497,313
3.57%, 10/18/05 (m)(p)		300,000	299,465
Bank of Ireland
3.71%, 11/14/05 (m)(p)		3,100,000	3,085,707
Barclays U.S. Funding Corp.
3.47%, 10/3/05 (p)		2,100,000	2,099,394
3.79%, 11/28/05 (p)		300,000	298,146
3.75%, 12/12/05 (p)		800,000	793,960
3.83%, 12/27/05 (p)		1,300,000	1,287,949
BNP Paribas Finance, Inc.
3.69%, 12/2/05 (p)		2,900,000	2,881,382
3.79%, 12/19/05 (p)		600,000	594,990
CBA Delaware Finance, Inc.
3.57%, 10/25/05 (p)		200,000	199,505
3.76%, 12/13/05 (p)		1,100,000	1,091,574
3.83%, 12/28/05 (p)		300,000	297,183
Danske Corp.
3.52%, 10/11/05 (p)		2,500,000	2,497,313
3.57%, 10/25/05 (p)		500,000	498,762
3.58%, 11/16/05 (p)		500,000	497,673
3.77%, 12/15/05 (p)		600,000	595,266
Dexia Delaware LLC
3.52%, 10/14/05 (p)		1,000,000	998,632
DNB NOR Bank ASA
3.40%, 10/5/05 (p)		2,400,000	2,398,867
3.68%, 11/18/05 (p)		400,000	397,964
3.83%, 12/22/05 (p)		700,000	693,868
ForeningsSparbanken AB
3.71%, 12/12/05		1,000,000	992,540
General Electric Capital Corp.
3.40%, 10/12/05 (p)		2,600,000	2,597,059
3.83%, 11/2/05 (p)		600,000	598,137
4.87%, 12/27/05 (p)		1,300,000	1,287,949
HBOS Treasury Services plc
3.37%, 10/5/05 (p)		2,700,000	2,698,736
3.68%, 11/14/05 (p)		700,000	696,798
3.69%, 12/1/05 (p)		500,000	496,845
ING U.S. Funding LLC
3.45%, 10/26/05 (p)		2,700,000	2,693,291
3.69%, 12/1/05 (p)		1,200,000	1,192,428
Ixis Commercial Paper
3.57%, 10/21/05 (m)(p)		2,600,000	2,594,594
3.46%, 11/3/05 (m)(p)		400,000	398,698
Nordea North America Inc.
3.60%, 10/28/05 (p)		500,000	498,602
3.76%, 11/21/05 (p)		500,000	497,298
Nordea North America, Inc.
3.60%, 10/21/05 (p)		2,600,000	2,594,549
Rabobank USA Finance Corp.
3.54%, 10/17/05 (p)		1,800,000	1,796,995
3.79%, 11/28/05 (p)		$1,000,000	$993,819
3.81%, 12/23/05 (p)		1,200,000	1,189,428
3.84%, 12/30/05 (p)		300,000	297,114
Royal Bank Of Scotland Group plc
3.48%, 10/4/05 (p)		2,400,000	2,399,073
3.44%, 10/6/05 (p)		300,000	299,828
3.58%, 11/16/05 (p)		800,000	796,277
Skandinaviska Enskilda Banken
3.43%, 10/12/05 (m)(p)		1,200,000	1,198,631
3.60%, 10/21/05 (m)(p)		300,000	299,371
3.68%, 11/17/05 (m)(p)		500,000	497,561
3.76%, 12/8/05 (m)(p)		500,000	496,425
3.83%, 12/22/05 (m)(p)		1,800,000	1,784,232
Societe Generale Northern America
3.78%, 11/1/05 (p)		900,000	896,984
3.69%, 11/15/05 (p)		3,100,000	3,085,460
3.65%, 11/17/05 (p)		400,000	398,064
Spintab A.B.
3.60%, 10/21/05 (p)		600,000	598,742
Swedbank
3.47%, 10/6/05 (p)		2,400,000	2,398,614
3.86%, 12/28/05 (p)		500,000	495,270
Total Capital S.A.
3.78%, 10/7/05 (m)(p)		800,000	799,412
3.63%, 11/23/05 (m)(p)		3,300,000	3,282,122
3.69%, 12/1/05 (m)(p)		500,000	496,845
UBS Finance Delaware LLC
3.86%, 10/3/05 (p)		500,000	499,839
3.54%, 10/17/05 (p)		2,400,000	2,395,994
3.73%, 11/21/05 (p)		1,000,000	994,647
3.69%, 12/1/05 (p)		400,000	397,476
3.73%, 12/9/05 (p)		300,000	297,837
Unicredit Delaware, Inc.
3.58%, 10/28/05 (p)		3,100,000	3,091,391
Westpac Capital Corp.
3.54%, 10/17/05 (p)		2,600,000	2,595,660
3.73%, 12/9/05 (p)		1,400,000	1,389,906
3.81%, 12/23/05 (p)		500,000	495,595

Total Commercial Paper			84,583,198

Government Securities (28.8%)
Dutch Treasury Certificate
1.91%, 11/30/05 (o)(p)	EUR	700,000	841,235
Federal Home Loan Bank
3.18%, 10/3/05 (o)(p)		$8,000,000	7,997,880
3.58%, 11/14/05 (o)(p)		3,100,000	3,086,203
3.63%, 12/6/05 (o)(p)		3,400,000	3,377,213
Federal Home Loan Mortgage Corp.
3.18%, 10/3/05 (o)(p)		4,200,000	4,198,887
3.38%, 10/4/05 (o)(p)		200,000	199,925
3.44%, 10/11/05 (o)(p)		2,500,000	2,497,377
3.47%, 10/18/05 (o)(p)		300,000	299,481
3.50%, 11/1/05 (o)(p)		300,000	299,069
3.47%, 11/10/05 (o)(p)		2,600,000	2,589,775
3.58%, 11/15/05 (o)(p)		400,000	398,180
3.64%, 11/22/05 (o)(p)		400,000	397,869
3.64%, 12/12/05 (o)(p)		900,000	893,402
3.75%, 1/10/06 (o)(p)		1,100,000	1,088,443
Federal National Mortgage Association
3.28%, 10/5/05 (o)(p)		2,600,000	2,598,816
3.35%, 10/19/05 (o)(p)		4,900,000	4,891,345
3.40%, 10/26/05 (o)(p)		200,000	199,510
3.47%, 11/4/05 (o)(p)		2,500,000	2,491,584
3.41%, 11/9/05 (o)(p)		700,000	697,360
3.47%, 11/16/05 (o)(p)		800,000	796,395
3.62%, 11/23/05 (o)(p)		900,000	895,137
3.98%, 3/28/06 (o)(p)		1,500,000	1,470,886
3.98%, 3/29/06 (l)		1,500,000	1,470,721

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2005 (Unaudited)

	Principal Amount		Value (Note 1)
German Treasury Bill
1.87%, 10/19/05	EUR	500,000	$602,230
U.S. Treasury Bills
3.13%, 12/15/05 #(a)(o)(p)		$125,000	124,179

Total Government Securities			44,403,102

Time Deposit (0.9%)
JPMorgan Chase Nassau
3.32%, 10/3/05		1,437,297	1,437,297

Total Short-Term Debt Securities (84.5%) (Amortized Cost $130,444,528)			130,423,597

	Numbers of Contacts
OPTIONS PURCHASED:
Put Options Purchased (0.0%)
EURODollar Futures
December-2005@ $93.75		15	94
U.S. 5 Year Treasury Notes Futures
December-2005@ $103.50		13	203
U.S. Treasury Inflation Indexed
November-2005@ $79 †(b)		15,500	—
December-2005@$94 †(b)		2,000	—
December-2005@$82 †(b)		19,000	—

Total Option Purchased (0.0%) (Cost $8,950)			297

Total Investments before Options Written (203.1%) (Cost/Amortized Cost $313,645,030)			313,647,773

OPTIONS WRITTEN:
Call Options (0.0%) *(d)
U.S. 10 Year Treasury Notes Futures
December-2005@ $114		(17)	(531)

Put Options (0.0%)*
U.S. 10 Year Treasury Notes Futures
December-2005@ $110		(3)	(2,578)
December-2005@ $109		(17)	(7,703)

			(10,281)

Total Options Written (0.0%) (Premiums Received $8,649)			(10,812)

Total Investments (203.1%) (Cost/Amortized Cost $313,636,381)			313,636,961
Other Assets Less Liabilities (-103.1%)			(159,170,159)

Net Assets (100%)			$154,466,802

*	Non-income producing.

†	Securities (totaling $6,082,656 or 3.94% of net assets) valued at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2005, the market value of these securities amounted to $1,523,433 or 0.99% of net assets. Securities denoted with “§” but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

#	All, or a portion of security held by broker as collateral for financial futures contracts.

(a)	Fully or partially pledged as collateral on outstanding written call options.

(b)	Illiquid security.

(d)	Covered call option contracts written in connection with securities held.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2005. Maturity date disclosed is the ultimate maturity date.

(h)	Security in default, non-income producing.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2005.

(m)	Section 4(2) Commercial Paper. Private placement for non-current transaction. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(n)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for the purposes of the Securities Act of 1933.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2005.

(p)	Yield to maturity.

Glossary:

CMO — Collateralized Mortgage Obligation

EUR — European Currency Unit

JPY — Japanese Yen

TBA — Security is subject to delayed delivery.

At September 30, 2005 the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 9/30/05	Unrealized Appreciation/ (Depreciation)
U.S. 5 Year Treasury Notes	34	December-05	$3,658,719	$3,633,219	$(25,500)

Sales
EURODollar	(6)	December-05	$(885,624)	$(886,370)	$(746)
U.S. Treasury Bond	(64)	December-05	(7,518,000)	(7,322,000)	196,000

					195,254

					$169,754

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2005 (Unaudited)

At September 30, 2005 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Amount (000’s)	Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
European Union, expiring 11/08/05	1,183	$1,421,667	$1,428,690	$7,023
Japanese Yen, expiring 10/18/05	30,878	280,881	272,856	(8,025)

				$(1,002)

Foreign Currency Sell Contracts
European Union, expiring 11/08/05	(3,776)	$(4,547,437)	$(4,560,212)	(12,775)

				$(13,777)

Options written for the nine months ended September 30, 2005, were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding—January 1, 2005	82	$27,495
Options Written	202	55,370
Options Terminated in Closing Purchase Transactions	(98)	(21,704)
Options Expired	(149)	(52,512)
Options Exercised	—	—

Options Outstanding—September 30, 2005	37	$8,649

Investment security transactions for the nine months ended September 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$69,551,224
U.S. Government securities	831,768,903

$901,320,127

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$65,583,646
U.S. Government securities	686,001,223

$751,584,869

As of September 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation.	$499,099
Aggregate gross unrealized depreciation.	(509,700)

Net unrealized depreciation	$(10,601)

Federal income tax cost of investments	$313,658,374

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SHORT DURATION BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (23.6%)
Asset Backed Securities (20.3%)
American Express Credit Account Master Trust,
Series 03-4 A
1.690%, 1/15/09	$4,500,000	$4,415,485
Amresco Residential Securities Mortgage Loan Trust,
Series 98-2 M1F
6.745%, 6/25/28	93,797	93,528
Asset Backed Funding Certificates,
Series 01-1 M1
6.863%, 5/20/32	345,553	345,546
Atherton Franchisee Loan Funding,
Series 98-A A2
6.720%, 5/15/20 §	97,100	100,620
Bank One Issuance Trust,
Series 02-C3 C3
3.760%, 8/15/08 .	200,000	199,863
Capital Auto Receivables Asset Trust,
Series 02-2C
4.160%, 1/15/10	3,665,000	3,584,817
Capital One Master Trust,
Series 98-1 A
6.310%, 6/15/11	4,000,000	4,163,764
Capital One Multi-Asset Execution Trust,
Series 03-C1 C1
6.318%, 3/15/11 (l)	250,000	262,947
Carmax Auto Owner Trust,
Series 04-2 A4
3.460%, 9/15/11	1,784,000	1,736,705
Series 05-2 A3
4.210%, 1/15/10	10,400,000	10,339,878
Centex Home Equity,
Series 04-D MV3
4.830%, 9/25/34 (l)	250,000	252,420
Chemical Master Credit Card Trust I,
Series 96-2 A
5.980%, 9/15/08	2,325,000	2,336,299
Circuit City Credit Card
Master Trust,
Series 03-2 CTFS
7.768%, 4/15/11 §(l)	400,000	405,955
CIT Equipment Collateral,
Series 05-EF1 A3
4.420%, 5/20/09	7,000,000	6,969,375
Citibank Credit Card Issuance Trust,
Series 02-C3 C3
5.010%, 12/15/09 (l)	250,000	254,193
Series 03-A3 A3
3.100%, 3/10/10	7,575,000	7,323,257
Series 05-B1 B1
4.400%, 9/15/10	17,750,000	17,586,363
Dillard Credit Card Master Trust,
Series 02-2 A
3.800%, 9/15/10	5,000,000	4,969,620
DVI Receivables Corp.,
Series 03-1 D1
5.678%, 3/14/11 (l)†	160,268	—
Ford Credit Auto Owner Trust,
Series 05-C A3
4.300%, 8/15/09	$12,500,000	$12,443,750
Harley-Davidson Motorcycle Trust,
Series 03-2 A2
2.070%, 2/15/11	19,250,000	18,730,654
Honda Auto Receivables Owner Trust
Series 03-3 A4
2.770%, 11/21/08	9,000,000	8,805,954
Household Automotive Trust,
Series 03-1 A4
2.220%, 11/17/09	15,000,000	14,636,967
Series 05-2 A3
4.370%, 5/17/10	6,500,000	6,465,472
John Deere Owner Trust,
Series 04-A A4
3.020%, 3/15/11	14,985,000	14,569,072
Lehman ABS Manufactured Housing Contract,
Series 02-A A
4.218%, 6/15/33 (l)	107,885	107,821
MBNA Credit Card Master Note Trust,
Series 02-B1
5.150%, 7/15/09	3,605,000	3,628,221
Series 05-A7 A7
4.300%, 2/15/11	15,000,000	14,906,250
Morgan Stanley ABS Capital I,
Series 04-HE4 M3
5.330%, 5/25/34 (l)	200,000	199,994
Onyx Acceptance Grantor Trust
Series 05-B A3
4.18%, 3/15/10	5,000,000	4,959,375
Triad Auto Receivables Owner Trust,
Series 04-A A4
2.500%, 9/13/10	10,000,000	9,676,063
WFS Financial Owner Trust,
Series 04-1 A4
2.810%, 8/22/11	15,000,000	14,670,001
Series 05-3 B
4.500%, 5/17/13	5,000,000	4,952,042
World Financial Network Credit Card Master Trust,
Series 04-B C
4.418%, 7/15/10 (l)	400,000	400,657

		194,492,928

Non-Agency CMO (3.3%)
Bank of America Mortgage Securities,
Series 03-I 1A1
3.278%, 10/25/33 (l)	270,077	272,260
Series 04-A 1A1
3.482%, 2/25/34 (l)	194,193	193,072
Nomura Asset Securities Corp.,
Series 98-D6 A1B
6.590%, 3/15/30	11,500,000	12,008,836
Washington Mutual, Inc.,
Series 03-AR5 A6
3.695%, 6/25/33 (l)	15,000,000	14,562,018

EQ ADVISORS TRUST

EQ/SHORT DURATION BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
Series 03-AR10 A4
4.075%, 10/25/33 (l)	$4,250,000	$4,207,557

		31,243,743

Total Asset-Backed and Mortgage-Backed Securities		225,736,671

Consumer Discretionary (3.9%)
Auto Components (0.1%)
BorgWarner, Inc.
7.000%, 11/1/06	250,000	254,651

Household Durables (2.4%)
Centex Corp.
4.750%, 1/15/08	13,000,000	12,917,723
Fortune Brands, Inc.
2.875%, 12/1/06	6,000,000	5,874,144
Lennar Corp.
4.320%, 8/20/07 (l)	4,400,000	4,405,307

		23,197,174

Media (1.4%)
Comcast Cable Communications
8.375%, 5/1/07	6,500,000	6,858,098
News America, Inc.
6.625%, 1/9/08	600,000	623,474
Walt Disney Co.
6.750%, 3/30/06	6,000,000	6,067,416

		13,548,988

Total Consumer Discretionary		37,000,813

Consumer Staples (2.7%)
Beverages (2.4%)
Diageo Capital plc
3.500%, 11/19/07	11,300,000	11,048,179
PepsiCo, Inc.
3.200%, 5/15/07	11,750,000	11,523,707

		22,571,886

Food & Staples Retailing (0.3%)
Safeway, Inc.
4.800%, 7/16/07	3,000,000	2,995,233

Total Consumer Staples		25,567,119

Energy (1.6%)
Oil & Gas (1.6%)
Anadarko Petroleum Corp.
3.250%, 5/1/08	3,800,000	3,670,781
Conoco Funding Co.
5.450%, 10/15/06	10,000,000	10,099,170
Devon Energy Corp.
2.750%, 8/1/06	2,000,000	1,966,926

Total Energy		15,736,877

Financials (13.0%)
Commercial Banks (1.5%)
Bank One NA/Illinois
3.700%, 1/15/08	7,000,000	6,872,887
RBS Capital Trust IV
4.820%, 9/29/49 (l)	400,000	404,376
Residential Capital Corp.
5.385%, 6/29/07 (b) (l)	1,000,000	1,008,273
Wells Fargo & Co.
3.500%, 4/4/08	6,000,000	5,855,322

		14,140,858

Consumer Finance (2.8%)
Boeing Capital Corp.
5.750%, 2/15/07	10,000,000	10,153,990
Capital One Financial Corp.
8.750%, 2/1/07	$6,000,000	$6,309,594
John Deere Capital Corp.
4.375%, 3/14/08	10,000,000	9,940,750

		26,404,334

Diversified Financial Services (6.1%)
CIT Group, Inc.
4.120%, 9/20/07 (l)	2,000,000	2,005,938
5.500%, 11/30/07	8,300,000	8,437,863
Deluxe Corp.
3.500%, 10/1/07	6,000,000	5,820,570
General Electric Capital Corp.
5.000%, 2/15/07	13,500,000	13,597,578
3.450%, 7/16/07	8,500,000	8,329,584
HSBC Finance Corp.
4.125%, 3/11/08	8,500,000	8,396,291
International Lease Finance Corp.
5.625%, 6/1/07	3,500,000	3,549,637
Toyota Motor Credit Corp.
4.400%, 10/1/08	8,000,000	7,967,480

		58,104,941

Insurance (1.1%)
Lincoln National Corp.
5.250%, 6/15/07	10,515,000	10,608,089

Real Estate (0.6%)
Vornado Realty LP (REIT)
5.625%, 6/15/07	6,000,000	6,050,016

Thrifts & Mortgage Finance (0.9%)
Countrywide Home Loans, Inc.
5.625%, 5/15/07	9,000,000	9,130,491

Total Financials		124,438,729

Government Securities (37.5%)
Foreign Governments (0.6%)
Province of Quebec Canada
7.000%, 1/30/07	6,000,000	6,193,440

U.S. Government Agencies (19.0%)
Federal Home Loan Bank
2.875%, 9/15/06	10,000,000	9,863,120
3.375%, 2/15/08	13,550,000	13,228,648
Federal Home Loan Mortgage Corp.
3.625%, 2/15/08	15,000,000	14,749,035
4.783%, 5/1/35 (l)	13,899,948	13,750,491
Federal National Mortgage Association
2.750%, 8/11/06	500,000	493,102
3.875%, 5/15/07	30,000,000	29,759,160
4.548%, 5/1/33 (l)	451,547	446,599
3.684%, 6/1/34 (l)	173,245	172,026
4.277%, 7/1/34 (l)	372,056	368,544
4.585%, 12/1/34 (l)	13,206,200	13,095,577
4.562%, 4/1/35 (l)	13,276,022	13,159,055
4.657%, 5/1/35 (l)	9,283,637	9,214,606
4.908%, 6/1/35 (l)	9,954,874	9,970,205
4.677%, 7/1/35 (l)	20,047,990	19,975,842
4.812%, 7/1/35 (l)	14,600,905	14,566,690
5.205%, 7/1/35 (l)	19,118,248	19,195,830

		182,008,530

U.S. Treasuries (17.9%)
U.S. Treasury Notes
6.500%, 10/15/06	7,500,000	7,676,077
3.125%, 1/31/07	57,600,000	56,830,522
3.625%, 4/30/07	15,000,000	14,873,430
6.125%, 8/15/07	66,000,000	68,302,278

EQ ADVISORS TRUST

EQ/SHORT DURATION BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
3.000%, 11/15/07	$21,400,000	$20,898,427
3.750%, 5/15/08	1,400,000	1,385,016
3.125%, 9/15/08	1,000,000	970,781

		170,936,531

Total Government Securities		359,138,501

Health Care (0.8%)
Health Care Providers & Services (0.8%)
Unitedhealth Group, Inc.
5.200%, 1/17/07	7,835,000	7,877,121

Total Health Care		7,877,121

Industrials (1.6%)
Airlines (0.3%)
Southwest Airlines Co.
7.875%, 9/1/07	2,513,000	2,647,526

Commercial Services & Supplies (0.6%)
Aramark Services, Inc.
7.100%, 12/1/06	6,000,000	6,131,166

Industrial Conglomerates (0.2%)
Tyco International Group S.A.
5.800%, 8/1/06	2,000,000	2,018,824

Road & Rail (0.5%)
GATX Corp.
6.000%, 11/19/08	140,000	143,739
Norfolk Southern Corp.
6.000%, 4/30/08	4,000,000	4,104,780

		4,248,519

Total Industrials		15,046,035

Information Technology (3.0%)
Communications Equipment (0.6%)
Motorola, Inc.
4.608%, 11/16/07	5,800,000	5,793,283

Computers & Peripherals (2.4%)
Hewlett Packard Co.
5.500%, 7/1/07	11,200,000	11,371,360
International Business Machines Corp.
3.800%, 2/1/08	11,850,000	11,650,458

		23,021,818

Total Information Technology		28,815,101

Materials (1.7%)
Chemicals (1.7%)
International Flavors & Fragrances Inc.
6.450%, 5/15/06	6,000,000	6,061,284
Valspar Corp.
6.000%, 5/1/07	10,000,000	10,164,070

Total Materials		16,225,354

Telecommunication Services (5.0%)
Diversified Telecommunication Services (3.1%)
Deutsche Telekom
International Finance B.V.
3.875%, 7/22/08	11,600,000	11,378,312
France Telecom S.A.
0.000%, 3/1/06	12,550,000	12,695,593
Sprint Capital Corp.
6.000%, 1/15/07	6,000,000	6,099,978

		30,173,883

Wireless Telecommunication Services (1.9%)
Verizon Wireless Capital LLC
5.375%, 12/15/06	8,000,000	8,077,640
Vodafone Group PLC
3.950%, 1/30/08	10,000,000	9,862,550

		17,940,190

Total Telecommunication Services		$48,114,073

Utilities (1.8%)
Electric Utilities (1.2%)
Midamerican Energy Holding Co.
4.625%, 10/1/07	$6,000,000	5,981,958
Northern States Power Co.
2.875%, 8/1/06	250,000	246,876
Virginia Electric & Power Co.
7.625%, 7/1/07	5,000,000	5,244,775

		11,473,609

Multi-Utilities & Unregulated Power (0.6%)
Sempra Energy
4.621%, 5/17/07	6,000,000	5,987,460

Total Utilities		17,461,069

Total Long-Term Debt Securities (96.2%) (Cost $926,332,971)		921,157,463

SHORT-TERM INVESTMENTS:
Commercial Paper (1.6%)
Merck & Co., Inc.
0.00%, 9/30/05 (o)(p)	15,000,000	15,000,000

Time Deposit (0.6%)
JPMorgan Chase Nassau
3.32%, 10/3/05	6,069,600	6,069,600

Total Short-Term investments (2.2%) (Amortized Cost $21,069,600)		21,069,600

Total Investments (98.4%) (Cost/Amortized Cost $947,402,571)		942,227,063
Other Assets Less Liabilities (1.6%)		15,516,695

Net Assets (100%)		$957,743,758

(†)	Securities (totaling $0 or 0.00% of net assets) valued at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2005, the market value of these securities amounted to $506,575 or 0.05% of net assets. Securities denoted with “§” but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid security.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2005.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2005.

(p)	Yield to maturity.

Glossary:

ABS — Asset-Backed Security

CMO — Collateralized Mortgage Obligation

REIT — Real Estate Investment Trust

EQ ADVISORS TRUST

EQ/SHORT DURATION BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2005 (Unaudited)

Investment security transactions for the nine months ended September 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$750,838,013
U.S. Government securities	265,617,688

$1,016,455,701

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$32,758,420
U.S. Government securities	93,724,023

$126,482,443

As of September 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$61,117
Aggregate gross unrealized depreciation	(5,236,625)

Net unrealized depreciation	$(5,175,508)

Federal income tax cost of investments	$947,402,571

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (14.0%)
Auto Components (0.9%)
Accuride Corp.*	14,200	$196,102
Aftermarket Technology Corp.*	6,800	125,052
American Axle & Manufacturing Holdings, Inc.	18,300	422,364
ArvinMeritor, Inc.	28,000	468,160
Bandag, Inc.^	6,300	270,018
Commercial Vehicle Group, Inc.*	6,800	142,392
Cooper Tire & Rubber Co.	28,700	438,249
Drew Industries, Inc.*^	6,800	175,508
Hayes Lemmerz International, Inc.*	15,100	67,648
Keystone Automotive Industries, Inc.*	6,300	181,503
Midas, Inc.*^	6,700	133,196
Modine Manufacturing Co.^	14,900	546,532
Noble International Ltd.	6,300	152,208
Proliance International, Inc.*	1	5
R&B, Inc.*	10,300	105,575
Sauer-Danfoss, Inc.	5,900	118,000
Standard Motor Products, Inc.	8,400	68,124
Strattec Security Corp.*	1,600	82,960
Superior Industries International, Inc.^	10,800	232,416
Tenneco Automotive, Inc.*	15,800	276,658
Visteon Corp.^	54,500	533,010

		4,735,680

Automobiles (0.3%)
Coachmen Industries, Inc.^	17,500	201,075
Fleetwood Enterprises, Inc.*^	20,900	257,070
Monaco Coach Corp.^	12,750	187,935
Thor Industries, Inc.	15,800	537,200
Winnebago Industries, Inc.^	12,600	365,022

		1,548,302

Commercial Services & Supplies (0.1%)
DeVry, Inc.*^	24,900	474,345
Knoll, Inc.	8,400	154,140

		628,485

Distributors (0.3%)
Beacon Roofing Supply, Inc.*^	7,200	235,224
BlueLinx Holdings, Inc.	12,600	169,344
Earle M Jorgensen Co.*	18,600	177,258
Handleman Co.^	8,100	102,303
LKQ Corp.*^	6,400	193,280
Source Interlink Cos., Inc.*^	18,829	208,249
WESCO International, Inc.*	11,700	396,279

		1,481,937

Electronic Equipment & Instruments (0.0%)
DTS, Inc.*^	6,800	114,512

Hotels, Restaurants & Leisure (2.6%)
AFC Enterprises, Inc.*^	10,900	125,786
Alliance Gaming Corp.*	20,500	222,425
Ambassadors Group, Inc.	4,650	103,695
Ameristar Casinos, Inc.	8,200	170,888
Argosy Gaming Co.*	11,500	540,385
Aztar Corp.*^	14,700	452,907
BJ’s Restaurants, Inc.*^	6,300	128,709
Bob Evans Farms, Inc.^	15,200	345,192
Buffalo Wild Wings, Inc.*	4,050	107,325
California Pizza Kitchen, Inc.*	8,200	239,768
CEC Entertainment, Inc.*	14,700	466,872
Churchill Downs, Inc.^	2,400	84,768
CKE Restaurants, Inc.^	26,800	353,224
Dave and Busters, Inc.*	7,000	93,450
Denny’s Corp.*^	38,700	160,605
Dominos Pizza, Inc.	13,800	$321,816
Dover Motorsports, Inc.^	25,100	171,684
Gaylord Entertainment Co.*	17,100	814,815
Great Wolf Resorts, Inc.*	9,000	93,060
IHOP Corp.	9,800	399,252
International Speedway Corp., Class A	1	52
Isle of Capri Casinos, Inc.*^	5,089	108,803
Jack in the Box, Inc.*	16,300	487,533
Krispy Kreme Doughnuts, Inc.*^	22,100	138,346
La Quinta Corp.*	78,850	685,206
Landry’s Restaurants, Inc.	9,400	275,420
Lodgian, Inc.*	15,000	153,750
Lone Star Steakhouse & Saloon, Inc.	7,600	197,600
Luby’s, Inc.*	12,300	160,638
Magna Entertainment Corp., Class A*^	18,200	121,212
Marcus Corp.	6,500	130,260
Mikohn Gaming Corp.*	10,100	134,229
Monarch Casino & Resort, Inc.*^	6,900	117,231
MTR Gaming Group, Inc.*	8,100	64,881
Multimedia Games, Inc.*^	9,900	96,129
O’Charley’s, Inc.*	13,300	190,323
P.F. Chang’s China Bistro, Inc.*^	10,500	470,715
Papa John’s International, Inc.*^	3,800	190,456
Pinnacle Entertainment, Inc.*	15,150	277,699
Rare Hospitality International, Inc.*^	14,200	364,940
Red Robin Gourmet Burgers*^	5,000	229,200
Riviera Holdings Corp.^	7,000	155,260
Ruby Tuesday, Inc.^	27,500	598,400
Ryan’s Restaurant Group, Inc.*^	20,950	244,487
Shuffle Master, Inc.*	15,525	410,326
Six Flags, Inc.*^	45,900	330,021
Speedway Motorsports, Inc.	8,232	299,069
Steak n Shake Co.*^	11,815	214,442
Sunterra Resorts, Inc.*	9,400	123,422
Texas Roadhouse, Inc.*^	18,000	268,200
Triarc Cos., Inc., Class B^	16,550	252,719
Vail Resorts, Inc.*	13,100	376,625
WMS Industries, Inc.*^	9,600	270,048

		13,534,268

Household Durables (1.4%)
Blount International, Inc.*	12,300	216,972
Blyth, Inc.^	11,800	263,022
Brookfield Homes Corp.	5,300	294,309
California Coastal Communities, Inc.*	4,400	154,968
Champion Enterprises, Inc.*	29,200	431,576
CSS Industries, Inc.^	2,597	84,455
Ethan Allen Interiors, Inc.^	13,200	413,820
Furniture Brands International, Inc.^	21,100	380,433
Hooker Furniture Corp.^	4,200	69,804
Interface, Inc., Class A*	29,000	239,540
Jarden Corp.*^	23,575	968,225
Kimball International, Inc., Class B	11,300	136,617
La-Z-Boy, Inc.^	21,100	278,309
Libbey, Inc.	4,200	63,840
Lifetime Brands, Inc.	6,400	171,776
M/I Homes, Inc.^	5,000	271,300
Maytag Corp.	34,000	620,840
National Presto Industries, Inc.	2,500	107,025
Palm Harbor Homes, Inc.*^	5,800	112,694
Russ Berrie & Co., Inc.^	9,500	134,140
Skyline Corp.	2,600	105,664

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Stanley Furniture Co., Inc.	6,400	$167,616
Technical Olympic USA, Inc.^	6,187	161,852
Tupperware Corp.	21,100	480,658
WCI Communities, Inc.*^	13,700	388,669
William Lyon Homes, Inc.*^	1,400	217,280
Yankee Candle Co., Inc.	20,004	490,098

		7,425,502

Internet & Catalog Retail (0.7%)
1-800-Flowers.com, Inc., Class A*^	23,700	166,137
Alloy Online, Inc.*	19,300	93,412
Audible, Inc.*^	10,300	126,587
Blair Corp.	2,755	101,632
Blue Nile, Inc.*^	4,600	145,544
Coldwater Creek, Inc.*^	13,950	351,819
Drugstore.com*	41,500	153,550
FTD Group, Inc.*^	13,200	136,620
GSI Commerce, Inc.*^	14,200	282,580
Insight Enterprises, Inc.*	18,800	349,680
J. Jill Group, Inc.*^	6,800	107,576
Netflix, Inc.*^	15,600	405,444
Nutri/System, Inc.*^	10,400	260,208
Overstock.com, Inc.*^	5,700	218,595
Priceline.com, Inc.*	9,616	185,781
Provide Commerce, Inc.*^	3,900	94,653
Stamps.com, Inc.*^	7,950	136,819
Systemax, Inc.*	13,200	92,928
Valuevision Media, Inc., Class A*^	17,100	194,085

		3,603,650

Leisure Equipment & Products (0.5%)
Arctic Cat, Inc.	5,000	102,700
Callaway Golf Co.	33,200	500,988
JAKKS Pacific, Inc.*^	8,300	134,709
K2, Inc.*^	20,600	234,840
Leapfrog Enterprises, Inc.*^	11,100	163,947
Life Time Fitness, Inc.*^	10,000	331,400
Marine Products Corp.^	13,500	148,905
MarineMax, Inc.*	4,500	114,705
Nautilus, Inc.^	12,572	277,464
Oakley, Inc.^	8,400	145,656
RC2 Corp.*	6,900	232,944
Steinway Musical Instruments, Inc.*	3,900	102,765
Sturm Ruger & Co., Inc.^	7,700	70,840

		2,561,863

Media (2.4%)
4Kids Entertainment, Inc.*	4,100	71,299
ADVO, Inc.	13,400	419,286
Arbitron, Inc.	12,900	513,936
Beasley Broadcasting Group, Inc., Class A*	7,960	111,838
Carmike Cinemas, Inc.	5,300	121,582
Catalina Marketing Corp.^	22,200	504,828
Charter Communications, Inc., Class A*^	110,400	165,600
Citadel Broadcasting Corp.*^	18,700	256,751
Courier Corp.^	3,375	126,225
Cox Radio, Inc., Class A*^	16,400	249,280
Crown Media Holdings, Inc., Class A*^	24,800	271,560
Cumulus Media, Inc., Class A*^	19,600	244,804
Emmis Communications Corp., Class A*^	13,078	288,893
Entercom Communications Corp.*	15,400	486,486
Entravision Communications Corp.*	32,700	257,349
Fisher Communications, Inc.*	1,800	83,808
Gemstar-TV Guide International, Inc.*	105,100	$311,096
Gray Television, Inc.	21,100	223,449
Harris Interactive, Inc.*	44,100	188,307
Hollinger International, Inc., Class A	24,450	239,610
Insight Communications Co., Inc.*	21,700	252,371
Journal Communications, Inc., Class A	8,000	119,200
Journal Register Co.^	16,000	258,880
Lakes Entertainment, Inc.*^	11,600	118,320
Liberty Corp.	7,792	365,367
Lin TV Corp., Class A*	14,000	195,300
Lodgenet Entertainment Corp.*^	5,300	78,069
Martha Stewart Living Omnimedia, Class A*^	9,600	240,192
Media General, Inc., Class A	9,200	533,692
Mediacom Communications Corp., Class A*^	26,500	195,570
Navarre Corp.*^	9,000	52,110
Nelson (Thomas), Inc.	5,000	93,750
Outdoor Channel Holdings, Inc.*	11,600	171,216
Playboy Enterprises, Inc., Class B*	14,100	198,810
Primedia, Inc.*^	50,100	204,909
ProQuest Co.*^	11,700	423,540
Radio One, Inc., Class D*	35,700	469,455
RCN Corp.*^	9,800	207,956
Reader’s Digest Association, Inc. (Non-Voting)	40,000	638,800
Regent Communications, Inc.*^	14,300	75,218
Saga Communications, Inc., Class A*	4,800	63,840
Salem Communications Corp., Class A*	11,800	217,592
Scholastic Corp.*^	14,300	528,528
Sinclair Broadcast Group, Inc., Class A^	12,908	114,494
Spanish Broadcasting System, Class A*^	10,765	77,293
Tivo, Inc.*^	38,390	210,761
Valassis Communications, Inc.*^	23,100	900,438
Value Line, Inc.^	4,800	187,872
World Wrestling Entertainment, Inc.	13,180	171,340

		12,500,870

Multiline Retail (0.4%)
99 Cents Only Stores*^	19,700	182,225
Big Lots, Inc.*^	48,500	533,015
Conn’s, Inc.*^	8,500	235,620
Fred’s, Inc.^	16,530	206,790
Retail Ventures, Inc.*^	11,100	121,878
ShopKo Stores, Inc.*	12,800	326,656
Tuesday Morning Corp.	10,400	269,048

		1,875,232

Specialty Retail (3.5%)
A.C. Moore Arts & Crafts, Inc.*^	4,300	82,474
Aaron Rents, Inc.	15,450	326,767
Aeropostale, Inc.*^	24,650	523,812
America’s Car-Mart, Inc.*^	5,400	96,876
Asbury Automotive Group, Inc.*	5,300	90,259
Bebe Stores, Inc.	1	18
Big 5 Sporting Goods Corp.	8,200	195,652
Blockbuster, Inc., Class A^	81,300	386,175
Bombay Co., Inc.*^	11,400	50,274
Brookstone, Inc.*	6,075	121,135

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Buckle, Inc.	4,000	$135,880
Build-A-Bear Workshop, Inc.*^	6,800	151,640
Building Material Holding Corp.^	5,700	531,183
Burlington Coat Factory Warehouse Corp.	6,200	235,848
Cabela’s, Inc., Class A*^	13,200	242,484
Cache, Inc.*^	9,300	141,639
Cato Corp., Class A	12,750	254,107
Charlotte Russe Holding, Inc.*^	5,900	78,588
Charming Shoppes, Inc.*	50,300	536,701
Children’s Place Retail Stores, Inc.*	9,000	320,760
Christopher & Banks Corp.^	17,575	243,765
Citi Trends, Inc.*	5,600	122,248
Cost Plus, Inc.*^	10,300	186,945
CSK Auto Corp.*	18,700	278,256
Deb Shops, Inc.	4,500	97,830
Dress Barn, Inc.*	6,400	145,664
Electronics Boutique Holdings Corp.*	4,500	282,780
Finish Line, Inc., Class A^	19,000	277,210
GameStop Corp., Class B*^	19,400	550,766
Genesco, Inc.*	12,200	454,328
Goody’s Family Clothing, Inc.	8,600	65,102
Group 1 Automotive, Inc.*	8,700	240,120
Guess?, Inc.*^	6,200	132,866
Guitar Center, Inc.*	11,300	623,873
Gymboree Corp.*^	10,000	136,400
Haverty Furniture Cos., Inc.	5,400	66,042
Hibbett Sporting Goods, Inc.*	14,025	312,056
HOT Topic, Inc.*^	19,275	296,064
Jo-Ann Stores, Inc.*	7,835	135,545
Jos. A. Bank Clothiers, Inc.*	4,687	202,572
Linens ‘N Things, Inc.*	18,200	485,940
Lithia Motors, Inc.^	4,400	127,512
Men’s Wearhouse, Inc.*	1	27
Monro Muffler, Inc.*	4,250	111,648
Movie Gallery, Inc.^	10,830	112,524
New York & Co., Inc.*^	7,200	118,080
Pacific Sunwear of California, Inc.*	32,200	690,368
Payless Shoesource, Inc.*	27,600	480,240
Pep Boys Manny, Moe & Jack^	23,300	322,472
PETCO Animal Supplies, Inc.*	24,600	520,536
Pier 1 Imports, Inc.	36,700	413,609
Regis Corp.	19,200	726,144
Rent-Way, Inc.*^	18,200	125,034
Restoration Hardware, Inc.*	31,200	197,184
Rush Enterprises, Inc., Class A*	10,700	163,496
Select Comfort Corp.*^	14,700	293,706
Sharper Image Corp.*^	3,200	40,320
Shoe Carnival, Inc.*	5,400	85,914
Sonic Automotive, Inc.	13,900	308,858
Sports Authority, Inc.*^	11,038	324,959
Stage Stores, Inc.	11,850	318,409
Stein Mart, Inc.^	11,700	237,510
Talbots, Inc.	9,800	293,216
TBC Corp.*	8,200	282,818
Too, Inc.*	17,449	478,626
Tractor Supply Co.*^	14,200	648,230
Trans World Entertainment Corp.*	14,300	112,827
United Auto Group, Inc.^	11,400	376,656
West Marine, Inc.*^	4,000	59,120
Zale Corp.*	21,120	574,042
Zumiez, Inc.*	5,200	169,676

		18,552,405

Textiles, Apparel & Luxury Goods (0.9%)
Brown Shoe Co., Inc.	9,100	$300,300
Carter’s, Inc.*	7,840	445,312
Cherokee, Inc.	4,200	146,916
Deckers Outdoor Corp.*^	3,900	93,834
DHB Industries, Inc.*^	13,800	57,822
Fossil, Inc.*^	20,700	376,533
Hartmarx Corp.*	15,900	104,145
K-Swiss, Inc., Class A	11,000	325,270
Kellwood Co.^	11,200	289,520
Kenneth Cole Productions, Class A	3,100	84,599
Movado Group, Inc.	6,400	119,808
Oxford Industries, Inc.^	7,300	329,376
Perry Ellis International, Inc.*	3,300	71,742
Phillips-Van Heusen Corp.	13,980	433,660
Russell Corp.	14,100	197,964
Skechers U.S.A., Inc., Class A*	8,900	145,693
Steven Madden Ltd.*	4,000	91,680
Stride Rite Corp.	12,500	160,250
Unifirst Corp.	4,200	147,294
Warnaco Group, Inc.*	17,900	392,189
Wolverine World Wide, Inc.	27,600	580,980

		4,894,887

Total Consumer Discretionary		73,457,593

Consumer Staples (2.9%)
Beverages (0.1%)
Boston Beer Co., Inc., Class A*^	5,100	127,500
Coca Cola Bottling Co.	1,600	78,304
Hansen Natural Corp.*^	5,280	248,582
National Beverage Corp.*	11,600	90,016

		544,402

Food & Staples Retailing (0.9%)
Arden Group, Inc.	1,200	90,312
Casey’s General Stores, Inc.	21,700	503,440
Central European Distribution Corp.*	6,000	255,540
Great Atlantic & Pacific Tea Co., Inc.*	8,720	247,299
Ingles Markets, Inc., Class A	10,300	162,740
Longs Drug Stores Corp.	16,096	690,357
Nash Finch Co.^	5,250	221,498
Pantry, Inc.*	6,100	227,957
Pathmark Stores, Inc.*	12,900	145,383
Performance Food Group Co.*^	20,500	646,980
Ruddick Corp.	16,700	384,935
Smart & Final, Inc.*	9,800	126,812
Spartan Stores, Inc.*	10,200	105,060
Topps Co., Inc.^	10,600	87,026
United Natural Foods, Inc.*^	18,200	643,552
Weis Markets, Inc.	6,100	244,061
Wild Oats Markets, Inc.*	8,400	108,024

		4,890,976

Food Products (1.1%)
Alico, Inc.	2,600	133,380
American Italian Pasta Co.^	8,100	86,346
Chiquita Brands International, Inc.^	16,600	463,970
Corn Products International, Inc.	32,400	653,508
Delta & Pine Land Co.	16,400	433,124
Farmer Brothers Co.^	9,700	195,843
Flowers Foods, Inc.	22,387	610,717
Gold Kist, Inc.*^	22,000	430,100
Hain Celestial Group, Inc.*^	13,400	259,960
J & J Snack Foods Corp.^	2,400	138,720
John B. Sanfilippo & Son, Inc.*^	5,500	96,250
Lancaster Colony Corp.	10,900	468,700

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Lance, Inc.	12,700	$221,742
M & F Worldwide Corp.*	6,300	97,965
Maui Land & Pineapple Co., Inc.*	3,200	96,096
Peet’s Coffee & Tea, Inc.*^	5,300	162,286
Ralcorp Holdings, Inc.	12,680	531,546
Sanderson Farms, Inc.^	7,600	282,416
Seaboard Corp.	200	274,600
Tootsie Roll Industries, Inc.	10,700	339,725

		5,976,994

Household Products (0.1%)
Central Garden & Pet Co.*	8,500	384,625
WD-40 Co.^	9,400	249,194

		633,819

Personal Products (0.5%)
Chattem, Inc.*^	7,400	262,700
Elizabeth Arden, Inc.*	10,400	224,432
Inter Parfums, Inc.^	5,900	116,171
Mannatech, Inc.^	20,700	245,295
Nature’s Sunshine Products, Inc.	7,500	174,300
NBTY, Inc.*	23,700	556,950
NU Skin Enterprises, Inc., Class A	21,237	404,565
Parlux Fragrances, Inc.*^	5,200	151,528
Playtex Products, Inc.*^	13,400	147,400
Revlon, Inc., Class A*	58,700	189,014
USANA Health Sciences, Inc.*	4,600	219,420

		2,691,775

Tobacco (0.2%)
Alliance One International, Inc.	27,900	98,766
Star Scientific, Inc.*^	26,900	90,384
Universal Corp.	10,100	392,183
Vector Group Ltd.^	8,701	174,107

		755,440

Total Consumer Staples		15,493,406

Energy (6.6%)
Energy Equipment & Services (2.8%)
Atwood Oceanics, Inc.*	5,000	421,050
Cal Dive International, Inc.*^	16,278	1,032,188
Carbo Ceramics, Inc.^	8,400	554,316
Covanta Holding Corp.	46,545	625,100
Dril-Quip, Inc.*^	5,000	240,000
Global Industries Ltd.*	33,900	499,686
Grey Wolf, Inc.*	84,700	714,021
Gulf Island Fabrication, Inc.	6,200	178,250
Gulfmark Offshore, Inc.*	6,000	193,620
Hanover Compressor Co.*^	39,300	544,698
Hornbeck Offshore Services, Inc.*^	7,200	263,736
Hydril Co.*	8,100	555,984
Input/Output, Inc.*^	40,500	323,190
Lone Star Technologies, Inc.*	14,100	783,819
Lufkin Industries, Inc.^	6,800	296,140
Maverick Tube Corp.*	19,900	597,000
Newpark Resources, Inc.*^	34,700	292,174
NS Group, Inc.*	9,600	376,800
Oceaneering International, Inc.*	11,200	598,192
Offshore Logistics, Inc.*	8,400	310,800
Oil States International, Inc.*	17,400	631,794
Parker Drilling Co.*	36,000	333,720
Pioneer Drilling Co.*	9,600	187,392
RPC, Inc.	8,900	229,264
SEACOR Holdings, Inc.*	7,759	563,148
Superior Energy Services, Inc.*	33,177	766,057
Tetra Technologies, Inc.*^	13,800	430,836
Todco, Class A*	20,200	842,542
Universal Compression Holdings, Inc.*	7,700	306,229
Veritas DGC, Inc.*	13,400	$490,708
W-H Energy Services, Inc.*	10,900	353,378

		14,535,832

Metals & Mining (0.1%)
Alpha Natural Resources, Inc.*^	12,900	387,516

Oil & Gas (3.7%)
Atlas America, Inc.*	8,036	392,558
ATP Oil & Gas Corp.*	7,800	256,152
Berry Petroleum Co., Class A	7,500	500,175
Bill Barrett Corp.*	5,700	209,874
Bois D’Arc Energy, Inc.*^	10,100	173,821
Brigham Exploration Co.*	16,700	214,595
Cabot Oil & Gas Corp., Class A	20,400	1,030,404
Callon Petroleum Co.*	11,150	233,369
Carrizo Oil & Gas, Inc.*^	8,700	254,910
Cheniere Energy, Inc.*^	22,200	918,192
Cimarex Energy Co.*	34,693	1,572,634
Clayton Williams Energy, Inc.*	4,900	211,680
Comstock Resources, Inc.*^	17,401	570,927
Crosstex Energy, Inc.	3,450	220,662
Delta Petroleum Corp.*^	13,300	276,640
Edge Petroleum Corp.*^	9,800	258,622
Encore Acquisition Co.*^	21,000	815,850
Endeavour International Corp.*^	37,800	189,000
Energy Partners Ltd.*	14,300	446,446
Frontier Oil Corp.	23,488	1,041,693
FuelCell Energy, Inc.*^	16,700	183,199
FX Energy, Inc.*^	13,600	162,792
Gasco Energy, Inc.*^	35,100	233,415
Giant Industries, Inc.*	5,200	304,408
Goodrich Petroleum Corp.*^	6,900	161,943
Harvest Natural Resources, Inc.*^	12,100	129,833
Holly Corp.	9,000	575,820
Houston Exploration Co.*	12,200	820,450
KCS Energy, Inc.*^	21,500	591,895
McMoRan Exploration Co.*^	5,300	103,032
Meridian Resource Corp.*	37,000	154,290
Pacific Ethanol, Inc.*^	15,300	157,896
Penn Virginia Corp.	7,300	421,283
Petrohawk Energy Corp.*	27,607	397,817
Petroleum Development Corp.*	6,200	237,708
Quicksilver Resources, Inc.*	1	48
Remington Oil & Gas Corp.*	9,600	398,400
Resource America, Inc., Class A^	6,800	120,564
Spinnaker Exploration Co.*^	10,064	651,040
St. Mary Land & Exploration Co.^	24,900	911,340
Stone Energy Corp.*	10,156	619,922
Swift Energy Co.*^	14,500	663,375
Syntroleum Corp.*^	17,600	256,256
Tipperary Corp.*	21,000	154,770
Toreador Resources Corp.*^	6,100	215,940
Transmontaigne, Inc.*	14,600	116,654
Tri-Valley Corp.*^	10,200	101,490
W&T Offshore, Inc.*	6,660	215,984
Warren Resources, Inc.*^	13,800	231,150
Whiting Petroleum Corp.*	11,700	512,928
World Fuel Services Corp.	9,800	318,010

		19,911,856

Total Energy		34,835,204

Financials (21.2%)
Capital Markets (0.6%)
Cohen & Steers, Inc.^	8,050	161,000
Greenhill & Co., Inc.	4,380	182,602

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Investment Technology Group, Inc.*	17,100	$506,160
LaBranche & Co., Inc.^	21,300	185,097
National Financial Partners Corp.	15,400	695,156
Piper Jaffray Cos.*	8,000	238,880
Sanders Morris Harris Group, Inc.^	7,800	127,530
Stifel Financial Corp.*	4,400	157,960
SWS Group, Inc.	4,782	78,425
Waddell & Reed Financial, Inc.	32,500	629,200

		2,962,010

Commercial Banks (7.4%)
1st Source Corp.^	4,251	98,411
ABC Bancorp	8,040	154,288
Alabama National Bancorporation	5,000	319,700
Amcore Financial, Inc.	12,400	387,004
Amegy Bancorp, Inc.	27,600	624,588
AmericanWest Bancorp*	4,400	101,728
Ames National Corp.^	3,900	107,640
Arrow Financial Corp.	3,354	90,960
BancFirst Corp.	1,500	127,500
Bancorpsouth, Inc.	31,100	710,635
BancTrust Financial Group, Inc.	6,000	115,680
Bank of Granite Corp.^	4,512	85,908
Bank of the Ozarks, Inc.^	4,000	137,320
Banner Corp.	3,600	95,904
Boston Private Financial Holdings, Inc.	10,900	289,286
Camden National Corp.	2,800	105,476
Capital City Bank Group, Inc.^	3,734	140,809
Capital Corp. of the West^	4,140	126,477
Capitol Bancorp Ltd.	3,300	106,920
Cascade Bancorp^	5,500	114,895
Cathay General Bancorp^	19,200	680,832
Center Financial Corp.^	7,000	164,500
Central Coast Bancorp*^	6,737	143,565
Central Pacific Financial Corp.^	11,700	411,606
Chemical Financial Corp.	11,488	373,360
Chittenden Corp.	17,737	470,208
Citizens & Northern Corp.	4,500	120,150
Citizens Banking Corp.^	21,500	610,600
City Holdings Co.	8,900	318,264
CoBiz, Inc.^	7,500	139,575
Columbia Bancorp/Maryland	3,000	120,570
Columbia Banking System, Inc.	4,714	123,648
Commercial Bankshares Inc./Miami Fl	4,000	150,360
Community Bank System, Inc.	12,600	284,760
Community Banks, Inc.^	7,520	211,387
Community Trust Bancorp, Inc.	4,985	160,417
CVB Financial Corp.^	22,349	415,691
Enterprise Financial Services Corp.*	6,100	129,442
EuroBancshares, Inc.*	6,900	102,879
Farmers Capital Bank Corp.	2,500	77,450
Financial Institutions, Inc.	5,900	108,619
First Bancorp/North Carolina	4,200	84,168
First Bancorp/Puerto Rico^	27,800	470,376
First Charter Corp.^	15,516	379,832
First Citizens BancShares, Inc./North Carolina, Class A	3,000	511,950
First Commonwealth Financial Corp.	30,252	403,259
First Community Bancorp, Inc./California	4,200	200,886
First Community Bancshares, Inc./Virginia^	3,245	95,208
First Financial Bancorp^	17,083	317,744
First Financial Bankshares, Inc.	10,044	349,833
First Financial Corp./Indiana	4,600	$124,200
First Indiana Corp.	4,700	160,129
First Merchants Corp.^	6,258	161,644
First Midwest Bancorp, Inc.	18,800	700,112
First OAK Brook Bancshares, Inc.	2,900	87,841
First Regional Bancorp/Los Angeles CA^	2,200	173,338
First Republic Bank	7,950	280,079
First State Bancorp/New Mexico^	5,200	110,188
FNB Corp./Pennsylvania^	24,500	423,360
FNB Corp./Virginia	3,300	91,344
Frontier Financial Corp.	13,050	378,450
GB&T Bancshares, Inc.^	5,900	125,257
Glacier Bancorp, Inc.^	15,327	473,145
Gold Banc Corp., Inc	18,800	280,120
Great Southern Bancorp, Inc.^	4,400	131,648
Greater Bay Bancorp^	25,100	618,464
Hancock Holding Co.	12,900	440,406
Hanmi Financial Corp.	17,000	305,150
Harleysville National Corp.	13,143	288,489
Heartland Financial USA, Inc.	4,650	90,350
Heritage Commerce Corp.*	7,900	164,320
Hudson United Bancorp	19,100	808,503
IBERIABANK Corp.	2,875	152,806
Independent Bank Corp./Massachusetts	6,100	185,318
Independent Bank Corp./Michigan	12,040	349,642
Integra Bank Corp.	5,156	111,885
Interchange Financial Services Corp.	5,700	98,382
Irwin Financial Corp.^	5,300	108,067
Lakeland Bancorp, Inc.^	5,680	87,074
Lakeland Financial Corp.	2,400	99,240
Macatawa Bank Corp.^	3,864	132,187
Main Street Banks, Inc.^	4,500	120,600
MainSource Financial Group, Inc.^	4,961	87,959
MB Financial, Inc.^	8,750	341,075
MBT Financial Corp.^	8,372	154,296
Mercantile Bank Corp.	2,976	127,343
Mid-State Bancshares^	13,300	365,883
Midwest Banc Holdings, Inc.^	3,750	86,700
Nara Bancorp, Inc.	7,400	110,630
National Penn Bancshares, Inc.	13,435	334,397
NBC Capital Corp.^	3,300	82,764
NBT Bancorp, Inc.	16,048	378,572
North Empire Bancshares*^	4,800	119,616
Old National Bancorp/Indiana^	28,140	597,131
Old Second Bancorp, Inc.^	4,600	137,264
Omega Financial Corp.^	4,800	134,544
Oriental Financial Group, Inc.	7,691	94,138
Pacific Capital Bancorp	18,844	627,317
Park National Corp.^	5,774	625,151
Peapack-Gladstone Financial Corp.	2,970	81,497
Peoples Bancorp, Inc.	3,610	99,744
Placer Sierra Bancshares	5,500	151,085
Preferred Bank Los Angeles	3,800	152,722
PrivateBancorp, Inc.	6,800	233,104
Prosperity Bancshares, Inc.^	6,900	208,725
Provident Bankshares Corp.^	16,759	582,878
Renasant Corp.^	2,850	90,203
Republic Bancorp, Inc., Class A/KY^	4,851	101,483
Republic Bancorp, Inc.,/MI	30,285	428,230
Royal Bancshares of Pennsylvania	3,433	76,693
S & T Bancorp, Inc.^	12,660	478,548

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Sandy Spring Bancorp, Inc.^	8,100	$272,970
Santander BanCorp.^	3,740	92,116
SCBT Financial Corp.	2,835	89,529
Seacoast Banking Corp./Florida^	4,980	116,681
Security Bank Corp.*^	7,000	174,230
Sierra Bancorp	6,800	155,040
Signature Bank*	6,000	161,940
Simmons First National Corp., Class A	4,800	136,896
Southside Bancshares, Inc.^	6,405	121,759
Southwest Bancorp, Inc./Oklahoma	5,200	114,244
State Bancorp, Inc./New York	6,480	116,122
State Financial Services Corp.	3,600	131,472
Sterling Bancorp/New York	5,298	119,258
Sterling Bancshares, Inc./Texas	22,675	333,549
Sterling Financial Corp./Pennsylvania^	14,531	292,800
Suffolk Bancorp^	3,700	118,067
Summit Bancshares, Inc./TX	8,500	156,145
Sun Bancorp, Inc./New Jersey*^	4,299	90,666
Susquehanna Bancshares, Inc.	20,590	494,984
SVB Financial Group^	14,300	695,552
SY Bancorp, Inc.	3,800	90,364
Taylor Capital Group, Inc.	3,500	132,370
Texas Capital Bancshares, Inc.*	8,700	184,005
Texas Regional Bancshares, Inc.	16,114	463,922
Tompkins Trustco, Inc.	3,047	131,783
TriCo Bancshares	5,200	111,904
Trustco Bank Corp./New York^	33,183	415,783
Trustmark Corp.	18,900	526,365
UCBH Holdings, Inc.^	39,100	716,312
UMB Financial Corp.	7,874	517,164
Umpqua Holdings Corp.^	20,176	490,680
Union Bankshares Corp./Virginia	2,700	112,806
United Bancshares, Inc.	15,100	527,745
United Community Banks, Inc.^	14,100	401,850
Univest Corp. of Pennsylvania^	4,650	128,573
Unizan Financial Corp.	11,790	285,436
USB Holding Co., Inc.	4,889	111,469
Vineyard National Bancorp^	4,500	132,975
Virginia Commerce Bancorp*^	4,843	131,148
Virginia Financial Group, Inc.	2,600	93,730
Washington Trust Bancorp^	4,400	119,636
WesBanco, Inc.^	10,200	280,500
West Bancorp, Inc.^	5,775	106,953
West Coast Bancorp/Oregon^	5,200	130,000
Westamerica Bancorp	14,300	738,595
Western Sierra Bancorp, Class B*	3,000	103,320
Wilshire Bancorp, Inc.^	8,400	128,520
Wintrust Financial Corp.	10,040	504,610
Yardville National Bancorp	3,700	130,425

		39,056,661

Commercial Services & Supplies (0.1%)
MoneyGram International, Inc.	36,900	801,099

Consumer Finance (0.4%)
ACE Cash Express, Inc.*^	5,100	99,501
Advanta Corp.^	7,200	203,256
Asta Funding, Inc.^	5,700	173,052
Cash America International, Inc.	14,400	298,800
CompuCredit Corp.*^	7,700	342,034
First Cash Financial Services, Inc.*	5,750	151,340
Metris Cos., Inc.*	24,800	362,824
QC Holdings, Inc.*	8,300	108,232
United PanAm Financial Corp.*^	5,000	124,850
World Acceptance Corp.*	8,100	$205,821

		2,069,710

Diversified Financial Services (0.8%)
Advance America Cash Advance Centers, Inc.	28,900	382,925
Archipelago Holdings, Inc.*^	12,550	500,117
Asset Acceptance Capital Corp.*^	6,500	194,805
BKF Capital Group, Inc.	4,000	123,720
Calamos Asset Management, Inc., Class A	10,000	246,800
Collegiate Funding Services LLC*	10,350	153,284
Encore Capital Group, Inc.*	7,100	126,664
eSpeed, Inc., Class A*	27,700	209,966
Financial Federal Corp.^	7,000	278,600
GAMCO Investors, Inc.	2,500	114,625
GFI Group, Inc.*^	5,700	234,669
International Securities Exchange, Inc.*^	5,600	131,040
Knight Capital Group, Inc.*^	46,900	389,739
MarketAxess Holdings, Inc.*	9,200	125,120
Marlin Business Services, Inc.*	6,700	154,368
Nasdaq Stock Market Inc/The*^	19,100	484,185
optionsXpress Holdings, Inc.^	9,000	171,360

		4,021,987

Household Durables (0.0%)
Levitt Corp., Class A*	4,575	104,951

Insurance (2.3%)
21st Century Insurance Group^	13,700	218,515
Alfa Corp.	14,050	234,354
American Equity Investment Life Holding Co.	14,000	158,900
American Physicians Capital, Inc.*	4,100	201,433
Argonaut Group, Inc.*^	12,900	348,429
Baldwin & Lyons, Inc.^	3,500	87,605
Bristol West Holdings, Inc.	8,880	162,060
Citizens, Inc./Texas, Class A*^	29,572	189,852
Clark, Inc.	5,300	89,199
CNA Surety Corp.*	9,400	133,668
Crawford & Co., Class B^	34,700	271,701
Delphi Financial Group, Inc., Class A	12,113	566,888
Direct General Corp.^	6,400	126,272
EMC Insurance Group, Inc.	4,600	83,030
Enstar Group, Inc.*^	2,000	129,780
FBL Financial Group, Inc., Class A	5,324	159,454
First Acceptance Corp.*^	13,800	139,518
FPIC Insurance Group, Inc.*	4,300	154,757
Great American Financial Resources, Inc.	5,900	118,000
Harleysville Group, Inc.	11,338	272,112
Hilb, Rogal & Hobbs Co.^	13,900	518,748
Horace Mann Educators Corp.	20,700	409,446
Infinity Property & Casualty Corp.	8,800	308,792
Kansas City Life Insurance Co.^	4,900	250,733
LandAmerica Financial Group, Inc.^	8,050	520,432
Midland Co.	3,900	140,517
National Interstate Corp.*^	7,100	122,830
National Western Life Insurance Co., Class A*^	700	147,875
Navigators Group, Inc.*^	2,600	97,032

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Odyssey Reinsurance Holdings Corp.^	5,900	$150,686
Ohio Casualty Corp.	26,150	709,188
Phoenix Cos., Inc.^	40,300	491,660
Presidential Life Corp.	7,000	126,000
ProAssurance Corp.*	11,664	544,359
RLI Corp.	9,550	441,783
Safety Insurance Group, Inc.^	5,100	181,509
Selective Insurance Group, Inc.	11,800	577,020
State Auto Financial Corp.	5,750	181,930
Stewart Information Services Corp.	8,600	440,320
Triad Guaranty, Inc.*	3,950	154,919
UICI	16,100	579,600
United Fire & Casualty Co.	6,100	275,171
Universal American Financial Corp.*	10,600	241,044
USI Holdings Corp.*^	15,000	194,850
Zenith National Insurance Corp.	6,750	423,158

		12,075,129

Investment Companies (0.3%)
Apollo Investment Corp.*	24,900	493,020
Ares Capital Corp.*	9,900	161,172
Capital Southwest Corp.	1,800	153,306
Gladstone Capital Corp.^	4,100	92,455
MCG Capital Corp.^	20,200	340,774
NGP Capital Resources Co.	9,500	143,070

		1,383,797

Real Estate (6.6%)
Aames Investment Corp. (REIT)^	17,600	110,528
Acadia Realty Trust (REIT)	16,100	289,639
Affordable Residential Communities (REIT)^	9,900	100,089
Alexander’s, Inc. (REIT)*^	800	216,000
Alexandria Real Estate Equities, Inc. (REIT)	9,000	744,210
American Campus Communities	6,600	158,532
American Home Mortgage Investment Corp. (REIT)^	15,364	465,529
AMLI Residential Properties Trust (REIT)^	10,300	330,321
Anthracite Capital, Inc. (REIT)	27,200	314,976
Anworth Mortgage Asset Corp. (REIT)	20,800	172,016
Arbor Realty Trust, Inc. (REIT)	5,340	150,054
Ashford Hospitality Trust, Inc. (REIT)	14,500	156,020
Avatar Holdings, Inc.*	2,600	154,024
Bedford Property Investors, Inc. (REIT)	4,500	107,280
Bimini Mortgage Management, Inc.(REIT)	9,000	101,700
BioMed Realty Trust, Inc. (REIT)	19,250	477,400
Bluegreen Corp.*^	7,200	127,080
Boykin Lodging Co., Inc. (REIT)*	11,800	146,556
Brandywine Realty Trust (REIT)	23,850	741,496
Capital Automotive Real Estate Investment Trust (REIT)	18,450	714,199
Capital Lease Funding, Inc. (REIT)	12,200	126,270
Capital Trust, Inc./New York, Class A (REIT)	4,300	138,288
Cedar Shopping Centers, Inc. (REIT)	10,000	144,700
Colonial Properties Trust (REIT)	16,886	751,089
Commercial Net Lease Realty (REIT)^	20,000	$400,000
Consolidated-Tomoka Land Co.	2,400	163,200
Corporate Office Properties Trust (REIT)	15,900	555,705
Correctional Properties Trust (REIT)	5,200	152,932
Cousins Properties, Inc. (REIT)	17,100	516,762
Criimi MAE, Inc. (REIT)*^	6,700	115,307
DiamondRock Hospitality Co. (REIT)	13,000	152,750
Digital Realty Trust, Inc. (REIT)	100	1,800
EastGroup Properties (REIT)	8,400	367,500
ECC Capital Corp. (REIT)^	24,900	81,174
Education Realty Trust, Inc. (REIT)	9,300	155,310
Entertainment Properties Trust (REIT)	9,900	441,837
Equity Inns, Inc. (REIT)	27,500	371,250
Equity Lifestyle Properties, Inc. (REIT)	7,500	337,500
Equity One, Inc. (REIT)^	16,870	392,228
Extra Space Storage, Inc. (REIT)^	16,300	250,694
FelCor Lodging Trust, Inc. (REIT)*^	26,313	398,642
Fieldstone Investment Corp. (REIT)^	21,300	248,358
First Industrial Realty Trust, Inc. (REIT)^	17,800	712,890
First Potomac Realty Trust (REIT)	7,000	179,900
Gables Residential Trust (REIT)	14,800	646,020
Getty Realty Corp. (REIT)	8,800	253,264
Glenborough Realty Trust, Inc. (REIT)	12,100	232,320
Glimcher Realty Trust (REIT)^	14,900	364,603
GMH Communities Trust (REIT)*^	13,200	193,644
Government Properties Trust, Inc. (REIT)^	9,600	94,080
Gramercy Capital Corp./New York (REIT)	7,000	167,720
Heritage Property Investment Trust (REIT)^	10,300	360,500
Highland Hospitality Corp. (REIT)	14,000	143,640
Highwoods Properties, Inc. (REIT)	24,800	731,848
Home Properties, Inc. (REIT)	14,100	553,425
HomeBanc Corp./Georgia (REIT)	24,050	185,666
Housevalues, Inc.*^	10,200	145,860
Impac Mortgage Holdings, Inc. (REIT)^	30,100	369,026
Inland Real Estate Corp. (REIT)	28,700	449,442
Innkeepers USA Trust (REIT)	20,100	310,545
Investors Real Estate Trust (REIT)^	24,300	230,850
Jones Lang LaSalle, Inc.	15,300	704,718
Kilroy Realty Corp. (REIT)	12,300	689,169
Kite Realty Group Trust (REIT)	9,300	138,756
LaSalle Hotel Properties (REIT)	11,300	389,285
Lexington Corp. Properties Trust (REIT)	22,600	532,230
LTC Properties, Inc. (REIT)	7,100	150,520
Luminent Mortgage Capital, Inc. (REIT)^	14,800	111,740
Maguire Properties, Inc. (REIT)	13,800	414,690

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Meristar Hospitality Corp. (REIT)*^	34,978	$319,349
MFA Mortgage Investments, Inc. (REIT)	33,700	206,581
Mid America Apartment Communities, Inc. (REIT)	7,100	330,221
MortgageIT Holdings, Inc. (REIT)	8,000	113,760
National Health Investors, Inc. (REIT)	11,200	309,232
Nationwide Health Properties, Inc. (REIT)^	31,900	743,270
Newcastle Investment Corp. (REIT)^	17,100	477,090
NorthStar Realty Finance Corp.	16,000	150,240
Novastar Financial, Inc. (REIT)^	13,500	445,365
OMEGA Healthcare Investors, Inc. (REIT)	18,700	260,304
Origen Financial, Inc. (REIT)	19,962	151,112
Orleans Homebuilders, Inc.^	8,000	197,120
Parkway Properties, Inc. (REIT)	6,200	290,904
Pennsylvania Real Estate Investment Trust (REIT)	15,394	649,319
Post Properties, Inc. (REIT)	16,900	629,525
Prentiss Properties Trust (REIT)	18,000	730,800
PS Business Parks, Inc., Class A (REIT)^	6,400	293,120
RAIT Investment Trust (REIT)	10,300	293,550
Ramco-Gershenson Properties Trust (REIT)^	5,900	172,221
Redwood Trust, Inc. (REIT)	9,000	437,490
Saul Centers, Inc. (REIT)	3,700	133,163
Saxon Capital, Inc. (REIT)*^	21,700	257,145
Senior Housing Properties Trust (REIT)^	25,200	478,800
Sizeler Properties Investors, Inc.(REIT)	12,000	145,680
Sovran Self Storage, Inc. (REIT)	7,200	352,440
Spirit Finance Corp. (REIT)	28,200	317,250
Strategic Hotel Capital, Inc. (REIT)	17,950	327,767
Sun Communities, Inc. (REIT)^	6,400	209,664
Sunstone Hotel Investors, Inc. (REIT)	10,600	258,534
Tanger Factory Outlet Centers (REIT)	10,200	283,662
Tarragon Corp. (REIT)*	10,500	194,880
Taubman Centers, Inc. (REIT)	21,150	670,455
Tejon Ranch Co.*^	3,800	178,600
Town & Country Trust (REIT)^	7,400	214,748
Trammell Crow Co.*	14,500	357,860
Trustreet Properties, Inc. (REIT)^	24,964	390,687
U-Store-It Trust (REIT)	12,500	253,375
Universal Health Realty Income Trust (REIT)	3,700	123,025
Urstadt Biddle Properties, Inc., Class A (REIT)	7,100	107,636
Washington Real Estate
Investment Trust (REIT)^	19,000	591,090
Winston Hotels, Inc. (REIT)	8,500	85,000
ZipRealty, Inc.*	8,500	108,290

		34,737,620

Thrifts & Mortgage Finance (2.7%)
Accredited Home Lenders Holding Co.*^	6,700	235,572
Anchor Bancorp Wisconsin, Inc.	9,700	285,956
Bank Atlantic Bancorp, Inc., Class A	20,900	$355,091
Bank Mutual Corp.	31,905	342,022
Bankunited Financial Corp., Class A^	13,800	315,606
Berkshire Hills Bancorp, Inc.^	2,400	81,600
BFC Financial Corp.*	14,250	99,465
Brookline Bancorp, Inc.^	26,517	419,499
Capital Crossing Bank*	4,500	156,330
Charter Financial Corp.	2,600	88,634
CharterMac	18,800	385,400
City Bank Lynnwood WA	2,764	94,612
Clifton Savings Bancorp, Inc.	13,400	138,020
Coastal Financial Corp./ South Carolina^	7,054	105,951
Commercial Capital Bancorp, Inc.	18,872	320,824
Commercial Federal Corp.	18,269	623,704
CORUS Bankshares, Inc.	8,200	449,606
Dime Community Bancshares, Inc.	15,850	233,312
Doral Financial Corp.^	36,800	480,976
Federal Agricultural Mortgage Corp., Class C^	2,900	70,586
Fidelity Bankshares, Inc.	9,750	297,862
First Busey Corp., Class A^	4,650	90,536
First Financial Holdings, Inc.	4,300	132,096
First Niagara Financial Group, Inc.	52,076	751,977
First Place Financial Corp./Ohio	4,700	104,199
FirstFed Financial Corp.*^	8,400	452,004
Flagstar Bancorp, Inc.^	14,800	238,280
Flushing Financial Corp.	4,800	78,576
Franklin Bank Corp./Texas*^	7,200	116,280
Fremont General Corp.^	27,700	604,691
Gibraltar Industries, Inc.	13,150	300,740
Harbor Florida Bancshares, Inc.^	11,000	398,970
Horizon Financial Corp.	5,000	110,000
Itla Capital Corp.*^	1,800	94,482
Kearny Financial Corp.^	12,940	161,750
KNBT Bancorp, Inc.	12,300	191,511
MAF Bancorp, Inc.	13,804	565,964
NASB Financial, Inc.	2,200	88,000
NetBank, Inc.	25,500	211,905
NewAlliance Bancshares, Inc.^	48,700	712,968
Northwest Bancorp, Inc.	7,600	161,500
OceanFirst Financial Corp.	6,100	147,254
Ocwen Financial Corp.*^	15,800	109,652
Partners Trust Financial Group, Inc.	21,597	248,797
Pennfed Financial Services, Inc.	5,200	95,056
PFF Bancorp, Inc.	6,450	195,177
Provident Financial Services, Inc.	36,456	641,626
Provident New York Bancorp^	16,077	187,619
R&G Financial Corp., Class B	11,200	154,000
Rockville Financial, Inc.	11,500	153,410
Sterling Financial Corp./Washington	12,144	273,847
TierOne Corp.	7,700	202,587
United Community Financial Corp.	10,900	122,298
W Holding Co., Inc.	46,600	445,496
Westfield Financial, Inc.	3,600	84,600
WSFS Financial Corp.	2,000	117,780

		14,326,256

Total Financials		111,539,220

Health Care (12.7%)
Biotechnology (3.9%)
Aastrom Biosciences, Inc.*^	49,700	116,795
Abgenix, Inc.*^	38,200	484,376

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Albany Molecular Research, Inc.*	8,900	$108,402
Alexion Pharmaceuticals, Inc.*^	11,180	309,462
Alkermes, Inc.*^	36,200	608,160
Amylin Pharmaceuticals, Inc.*^	44,500	1,548,155
Applera Corp.- Celera Genomics Group*	31,600	383,308
Arena Pharmaceuticals, Inc.*	19,400	192,060
Ariad Pharmaceuticals, Inc.*^	20,100	149,343
Arqule, Inc.*	18,800	147,204
Barrier Therapeutics, Inc.*^	10,973	92,064
Bioenvision, Inc.*	14,100	113,223
BioMarin Pharmaceuticals, Inc.*^	31,668	276,462
Cell Genesys, Inc.*^	16,700	91,516
Cell Therapeutics, Inc.*	19,661	56,230
Cepheid, Inc.*	18,500	136,715
Cotherix, Inc.*^	10,900	152,055
Cubist Pharmaceuticals, Inc.*	21,549	464,166
CuraGen Corp.*^	14,500	71,775
CV Therapeutics, Inc.*^	18,756	501,723
deCODE genetics, Inc.*^	23,600	198,004
Dendreon Corp.*^	23,400	157,014
Digene Corp.*^	7,500	213,750
Diversa Corp.*^	10,900	63,111
Dov Pharmaceutical, Inc.*	8,300	140,934
Dusa Pharmaceuticals, Inc.*^	9,500	100,700
Encysive Pharmaceuticals, Inc.*	26,600	313,348
Enzo Biochem, Inc.*^	7,978	122,542
Enzon Pharmaceuticals, Inc.*	22,000	145,860
Exelixis, Inc.*^	36,200	277,654
Eyetech Pharmaceuticals, Inc.*	14,500	260,420
Genitope Corp.*^	11,900	82,586
Geron Corp.*^	20,700	212,589
GTx, Inc.*^	11,300	105,203
Human Genome Sciences, Inc.*^	52,100	708,039
ICOS Corp.*^	27,300	754,026
Idenix Pharmaceuticals, Inc.*^	8,700	218,370
Immunogen, Inc.*	20,200	148,268
Incyte Corp.*^	35,500	166,850
InterMune, Inc.*^	8,500	140,675
Isis Pharmaceuticals, Inc.*^	52,400	264,620
Keryx Biopharmaceuticals, Inc.*^	9,600	151,296
Lexicon Genetics, Inc.*	25,280	100,614
Lifecell Corp.*	11,500	248,745
Luminex Corp.*	10,300	103,412
Mannkind Corp.*	8,600	117,734
Marshall Edwards, Inc.*^	14,800	85,988
Martek Biosciences Corp.*^	13,400	470,742
Maxygen, Inc.*	27,200	225,488
Medarex Inc.*^	47,200	449,344
Momenta Pharmaceuticals, Inc.*^	7,100	193,475
Monogram Biosciences, Inc.	56,200	132,070
Myogen, Inc.*	8,000	188,000
Myriad Genetics, Inc.*^	13,050	285,273
Nabi Biopharmaceuticals*^	21,157	277,157
Nanogen, Inc.*	24,500	78,645
Neopharm, Inc.*^	18,301	226,932
Neurocrine Biosciences, Inc.*^	15,600	767,364
Neurogen Corp.*^	14,600	100,448
Northfield Laboratories, Inc.*	8,900	114,810
NPS Pharmaceuticals, Inc.*^	13,084	132,279
Nuvelo, Inc.*^	19,200	184,320
Onyx Pharmaceuticals, Inc.*	14,200	354,716
OraSure Technologies, Inc.*	13,100	123,533
Pharmion Corp.*^	10,500	229,005
Progenics Pharmaceuticals, Inc.*^	5,300	125,663
Regeneron Pharmaceuticals, Inc.*^	16,600	157,534
Renovis, Inc.*^	10,700	144,771
Rigel Pharmaceuticals, Inc.*	10,200	242,454
Seattle Genetics, Inc.*^	11,300	$59,325
Senomyx, Inc.*	9,000	153,270
Serologicals Corp.*	14,700	331,632
StemCells, Inc.*^	35,100	193,752
Tanox, Inc.*	8,100	118,665
Telik, Inc.*^	22,600	369,736
Tercica, Inc.*	14,600	164,688
Threshold Pharmaceuticals, Inc. *^	15,400	210,210
Trimeris, Inc.*	15,432	236,727
United Therapeutics Corp.*^	9,680	675,664
Vertex Pharmaceuticals, Inc.*	41,300	923,055
ViaCell, Inc.*	15,100	87,580
Zymogenetics, Inc.*^	11,500	189,750

		20,523,623

Commercial Services & Supplies (0.1%)
Chemed Corp.	10,000	433,400

Health Care Equipment & Supplies (4.0%)
1-800 Contacts, Inc.*^	4,200	78,750
Abaxis, Inc.*^	7,100	92,655
Abiomed, Inc.*	8,900	89,623
Adeza Biomedical Corp.*	9,400	163,654
Advanced Neuromodulation Systems, Inc.*	7,350	348,831
Align Technology, Inc.*^	18,000	120,960
American Medical Systems Holdings, Inc.*	29,500	594,425
Analogic Corp.	4,600	231,886
Animas Corp.*	6,600	103,620
Arrow International, Inc.	7,700	217,140
ArthroCare Corp.*^	10,600	426,332
Aspect Medical Systems, Inc.*	9,400	278,522
Bio-Rad Laboratories, Inc., Class A*	7,000	384,930
Biosite, Inc.*^	7,256	448,856
Bruker BioSciences Corp.*	52,243	228,824
Candela Corp.*^	10,600	104,092
Cantel Medical Corp.*^	8,200	172,528
CNS, Inc.	6,400	166,848
Conmed Corp.*^	13,800	384,744
Cyberonics, Inc.*	9,100	271,544
Datascope Corp.	3,600	111,672
DexCom, Inc.*	12,200	141,764
Diagnostic Products Corp.^	9,100	479,843
DJ Orthopedics, Inc.*^	7,800	225,732
Encore Medical Corp.*^	20,400	95,880
Epix Pharmaceuticals, Inc.*^	9,700	74,690
Foxhollow Technologies, Inc.*^	5,500	261,855
Haemonetics Corp.*	11,100	527,583
HealthTronics, Inc.*	14,400	143,424
Hologic, Inc.*	9,100	525,525
I-Flow Corp.*^	9,700	132,987
ICU Medical, Inc.*	3,600	103,536
Illumina, Inc.*^	18,500	236,985
Immucor, Inc.*	19,012	521,689
Integra LifeSciences Holdings Corp.*^	8,100	309,906
Intermagnetics General Corp.*	11,892	332,263
Intralase Corp.*^	6,000	88,260
Intuitive Surgical, Inc.*^	14,900	1,092,021
Invacare Corp.	11,500	479,205
Inverness Medical Innovations, Inc.*^	6,800	180,404
IRIS International, Inc.^	8,600	158,584
Kensey Nash Corp.*^	4,100	125,706
Kyphon, Inc.*^	12,400	544,856
Laserscope*^	7,000	197,260

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Matthews International Corp., Class A^	13,300	$502,607
Mentor Corp.^	13,800	759,138
Meridian Bioscience, Inc.	11,700	242,190
Merit Medical Systems, Inc.*	7,512	133,263
Mine Safety Appliances Co.	12,300	476,010
Molecular Devices Corp.*^	4,700	98,183
Nektar Therapeutics*^	36,300	615,285
Neurometrix, Inc.*^	5,600	166,712
NuVasive, Inc.*^	7,911	148,252
OccuLogix, Inc.*^	18,200	116,298
Palomar Medical Technologies, Inc.*^	6,800	178,364
PolyMedica Corp.^	10,630	371,412
SonoSite, Inc.*^	4,780	141,871
Stereotaxis, Inc.*^	14,400	106,704
Steris Corp.	28,200	670,878
SurModics, Inc.*^	6,400	247,616
Sybron Dental Specialties, Inc.*	16,400	681,912
Symmetry Medical, Inc.*	7,760	183,912
Thoratec Corp.*^	24,355	432,545
TriPath Imaging, Inc.*^	28,900	204,034
Varian, Inc.*	14,300	490,776
Ventana Medical Systems, Inc.*^	13,200	502,524
Viasys Healthcare, Inc.*	15,000	374,850
Vital Signs, Inc.	2,700	124,443
West Pharmaceutical Services, Inc.	11,914	353,488
Wright Medical Group, Inc.*	10,700	264,076
Young Innovations, Inc.^	2,500	94,650
Zoll Medical Corp.*	2,900	76,125

		20,758,512

Health Care Providers & Services (3.3%)
Advisory Board Co.*	7,100	369,484
Alderwoods Group, Inc.*	17,500	286,650
Alliance Imaging, Inc.*^	10,400	88,920
Allied Healthcare International, Inc.*	20,600	116,390
Amedisys, Inc.*^	6,600	257,400
America Service Group, Inc.*^	5,400	89,586
American Dental Partners, Inc.*	4,500	152,640
American Healthways, Inc.*	12,900	546,960
American Retirement Corp.*	11,800	222,194
AMN Healthcare Services, Inc.*	6,106	94,460
Amsurg Corp.*^	13,650	373,464
Andrx Corp.*	31,200	481,416
Apria Healthcare Group, Inc.*	20,200	644,582
Beverly Enterprises, Inc.*	45,300	554,925
Centene Corp.*	19,000	475,570
Computer Programs & Systems, Inc.	4,800	165,792
Corvel Corp.*	7,350	176,106
Cross Country Healthcare, Inc.*	13,800	256,128
Dendrite International, Inc.*	14,600	293,314
Eclipsys Corp.*	15,900	283,656
eResearch Technology, Inc.*^	19,125	271,384
Genesis HealthCare Corp.*^	8,000	322,560
Gentiva Health Services, Inc.*	8,500	154,020
HealthExtras, Inc.*^	6,900	147,522
Hooper Holmes, Inc.^	19,300	75,849
Horizon Health Corp.*	6,600	179,322
IDX Systems Corp.*^	10,800	466,344
Kindred Healthcare, Inc.*^	11,800	351,640
LabOne, Inc.*^	7,100	308,850
LCA Vision, Inc.	8,650	321,088
Lifeline Systems, Inc.*^	4,600	153,778
Magellan Health Services, Inc.*	10,900	383,135
Matria Healthcare, Inc.*^	8,900	335,975
Medcath Corp.*^	6,200	$147,250
Merge Technologies, Inc.*	7,700	131,593
Molina Healthcare, Inc.*	4,200	104,958
National Healthcare Corp.	4,600	161,000
NDCHealth Corp.	15,508	293,411
OCA, Inc.*^	17,100	25,650
Odyssey HealthCare, Inc.*^	12,975	220,186
Option Care, Inc.^	13,500	197,640
Owens & Minor, Inc.	17,600	516,560
Parexel International Corp.*^	8,700	174,783
Pediatrix Medical Group, Inc.*	9,700	745,154
Per-Se Technologies, Inc.*^	9,066	187,303
PRA International*	6,100	184,891
Priority Healthcare Corp., Class B*	15,800	440,188
PSS World Medical, Inc.*	32,300	430,882
Psychiatric Solutions, Inc.*	8,800	477,224
Radiation Therapy Services, Inc.*^	9,450	301,077
RehabCare Group, Inc.*	5,400	110,808
Res-Care, Inc.*	9,900	152,361
SFBC International, Inc.*^	6,600	292,974
Specialty Laboratories, Inc.*	16,600	219,618
Stewart Enterprises, Inc.	41,900	277,797
Sunrise Senior Living, Inc.*^	7,140	476,524
Symbion, Inc.*	7,200	186,264
Trizetto Group*	18,300	258,396
United Surgical Partners International, Inc.*^	17,100	668,781
Ventiv Health, Inc.*	11,600	304,036
VistaCare, Inc., Class A*	8,000	115,760
WellCare Health Plans, Inc.*	7,900	292,695

		17,496,868

Pharmaceuticals (1.4%)
Adolor Corp.*	20,400	217,872
Alpharma, Inc., Class A	18,400	457,608
Antigenics, Inc.*^	27,500	149,050
Array Biopharma, Inc.*^	14,500	104,110
AtheroGenics, Inc.*^	17,800	285,334
AVANIR Pharmaceuticals*	54,500	168,405
Bentley Pharmaceuticals, Inc.*^	6,200	74,090
Connetics Corp.*^	12,977	219,441
Conor Medsystems, Inc.*^	9,600	225,600
Cypress Bioscience, Inc.*^	11,800	63,838
Discovery Laboratories, Inc.*	18,700	120,615
Durect Corp.*^	26,000	178,100
First Horizon Pharmaceutical Corp.*^	11,200	222,544
Inspire Pharmaceuticals, Inc.*	15,900	120,840
ISTA Pharmaceuticals, Inc.*	13,600	90,304
KV Pharmaceutical Co.*^	13,100	232,787
Medicines Co.*^	20,000	460,200
Medicis Pharmaceutical Corp., Class A^	23,200	755,392
MGI Pharma, Inc.*^	30,600	713,286
New River Pharmaceuticals, Inc.*^	5,000	239,700
NitroMed, Inc.*^	6,500	117,000
Noven Pharmaceuticals, Inc.*^	7,100	99,400
Pain Therapeutics, Inc.*	13,900	87,431
Par Pharmaceutical Cos., Inc.*^	13,800	367,356
Penwest Pharmaceuticals Co.*^	17,200	301,516
Perrigo Co.^	35,900	513,729
Pozen, Inc.*^	7,700	84,623
Prestige Brands Holdings, Inc.*	12,200	150,304
Salix Pharmaceuticals Ltd.*^	14,700	312,375
SuperGen, Inc.*	32,200	202,860

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Tiens Biotech Group USA, Inc.*^	26,100	$98,397

		7,434,107

Total Health Care		66,646,510

Industrials (15.0%)
Aerospace & Defense (1.7%)
AAR Corp.*	10,850	186,403
Applied Signal Technology, Inc.^	4,200	80,136
ARGON ST, Inc.*	4,200	123,228
Armor Holdings, Inc.*	14,704	632,419
Aviall, Inc.*	14,300	483,054
BE Aerospace, Inc.*^	23,900	396,023
Ceradyne, Inc.*^	11,550	423,654
Cubic Corp.^	14,300	244,816
Curtiss-Wright Corp.^	9,300	573,903
DRS Technologies, Inc.	11,832	584,027
EDO Corp.^	5,300	159,159
Engineered Support Systems	17,725	727,434
Essex Corp.*^	7,300	158,191
Esterline Technologies Corp.*	10,700	405,423
GenCorp, Inc.*^	28,100	524,065
Heico Corp.^	7,900	183,280
Herley Industries, Inc.*	4,600	85,698
Hexcel Corp.*	25,500	466,395
Innovative Solutions & Support, Inc.*^	7,500	116,475
Kaman Corp., Class A	7,400	151,330
Mercury Computer Systems, Inc.*^	7,200	189,000
Moog, Inc., Class A*	17,359	512,438
MTC Technologies, Inc.*^	3,000	95,940
Orbital Sciences Corp.*^	24,600	307,500
Sequa Corp., Class A*	1,800	106,200
SI International, Inc.*^	8,200	253,954
Teledyne Technologies, Inc.*	14,268	491,818
Triumph Group, Inc.*	8,400	312,228
United Industrial Corp.	5,100	182,325

		9,156,516

Air Freight & Logistics (0.3%)
ABX Air, Inc.*	24,900	204,180
EGL, Inc.*	16,900	458,835
Forward Air Corp.	13,050	480,762
Hub Group, Inc., Class A*^	7,400	271,654
Pacer International, Inc.	15,900	419,124

		1,834,555

Airlines (0.5%)
Airtran Holdings, Inc.*^	30,900	391,194
Alaska Air Group, Inc.*^	10,800	313,848
Continental Airlines, Inc., Class B*^	28,500	275,310
Delta Air Lines, Inc.*^	43,300	32,475
ExpressJet Holdings, Inc.*^	15,500	139,035
Frontier Airlines, Inc.*^	11,800	115,404
MAIR Holdings, Inc.*^	18,200	106,106
Mesa Air Group, Inc.*^	23,000	189,750
Pinnacle Airlines Corp.*^	12,200	79,300
Republic Airways Holdings, Inc.*	9,000	128,790
Skywest, Inc.	25,600	686,592
World Air Holdings, Inc.*	13,000	137,800

		2,595,604

Building Products (0.9%)
American Woodmark Corp.^	3,800	127,680
Apogee Enterprises, Inc.	7,700	131,670
Comstock Homebuilding Cos, Inc.*	6,200	123,504
ElkCorp	10,800	386,316
Griffon Corp.*	13,200	324,720
Jacuzzi Brands, Inc.*^	32,502	261,966
Lennox International, Inc.^	20,901	572,896
NCI Building Systems, Inc.*^	10,500	$428,295
Simpson Manufacturing Co., Inc.	14,200	555,788
Trex Co., Inc.*^	4,300	103,200
Universal Forest Products, Inc.^	8,950	513,014
York International Corp.	19,400	1,087,758

		4,616,807

Commercial Services & Supplies (4.3%)
ABM Industries, Inc.	19,000	395,390
Administaff, Inc.^	6,700	266,258
American Ecology Corp.	8,300	162,846
American Reprographics Co.*	9,400	160,740
Banta Corp.	10,500	534,345
Bowne & Co., Inc.^	18,500	264,365
Brady Corp., Class A	18,200	563,108
Bright Horizons Family Solutions, Inc.*	13,000	499,200
Casella Waste Systems, Inc.*	7,100	93,223
CBIZ, Inc.*	23,493	119,814
CDI Corp.	4,100	121,114
Central Parking Corp.	6,200	92,690
Cenveo, Inc.*^	20,900	216,733
Clean Harbors, Inc.*	6,600	224,070
Coinstar, Inc.*^	10,800	199,908
COMSYS IT Partners, Inc.*	8,600	105,006
Consolidated Graphics, Inc.*	3,800	163,590
Corinthian Colleges, Inc.*	38,800	514,876
Corrections Corp. of America*^	15,519	616,104
CoStar Group, Inc.*^	6,800	317,696
CRA International, Inc.*^	4,400	183,436
Darling International, Inc.*^	29,300	103,429
DiamondCluster International, Inc.*	25,314	191,880
Duratek, Inc.*^	7,400	135,272
Educate, Inc.*	10,900	163,500
Electro Rent Corp.*^	17,000	213,860
Ennis, Inc.	11,000	184,800
Escala Group, Inc.*	13,500	224,775
FTI Consulting, Inc.*	17,875	451,523
G&K Services, Inc., Class A	7,400	291,486
Geo Group, Inc.*	4,200	111,300
Gevity HR, Inc.	9,600	261,504
Healthcare Services Group, Inc.^	11,250	216,563
Heidrick & Struggles, Inc.*	8,400	271,992
Hudson Highland Group, Inc.*	8,000	199,760
Huron Consulting Group, Inc.*	6,400	171,648
IKON Office Solutions, Inc.	49,300	492,014
Imagistics International, Inc.*	8,000	334,800
Interpool, Inc.	6,900	125,925
Jackson Hewitt Tax Service, Inc.	16,000	382,560
John H. Harland Co.	13,300	590,520
Kelly Services, Inc., Class A	5,700	174,762
Kforce, Inc.*	13,200	135,960
Korn/Ferry International*^	14,792	242,441
Labor Ready, Inc.*^	23,150	593,797
Layne Christensen Co.*	6,200	146,010
Learning Tree International, Inc.*^	5,100	67,320
LECG Corp.*	6,800	156,400
McGrath Rentcorp^	9,000	254,970
Mobile Mini, Inc.*^	6,268	271,718
Morningstar, Inc.*	5,400	172,800
Navigant Consulting Co.*^	19,350	370,746
NCO Group, Inc.*	11,200	231,392
PHH Corp.*	22,400	615,104
Portfolio Recovery Associates, Inc.*^	6,700	289,306
Prepaid Legal Services, Inc.*^	5,300	205,110
PRG-Schultz International, Inc.*	18,500	55,685

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Providence Service Corp/The*	4,900	$149,891
Resources Connection, Inc.*^	19,800	586,674
Rollins, Inc.	17,175	335,256
Schawk, Inc.^	6,600	131,934
School Specialty, Inc.*^	8,800	429,264
Sotheby’s Holdings, Inc., Class A*	23,996	401,213
SOURCECORP, Inc.*	5,200	111,488
Spherion Corp.*	32,080	243,808
Standard Register Co.	16,600	248,170
Strayer Education, Inc.	6,200	586,024
TeleTech Holdings, Inc.*^	11,800	118,236
Tetra Tech, Inc.*	20,915	351,790
TRM Corp.*^	8,600	130,634
United Rentals, Inc.*^	28,700	565,677
United Stationers, Inc.*	14,400	689,184
Universal Technical Institute, Inc.*^	9,100	324,051
Vertrue, Inc.*^	3,000	109,050
Viad Corp.	9,500	259,825
Volt Information Sciences, Inc.*	4,200	85,344
Waste Connections, Inc.*	20,900	733,172
Waste Services, Inc.*	36,500	135,050
Watson Wyatt & Co. Holdings	16,000	431,200
Wright Express Corp.*	17,600	379,984

		22,454,063

Construction & Engineering (1.0%)
Comfort Systems USA, Inc.*	17,500	154,175
Dycom Industries, Inc.*	19,733	399,001
EMCOR Group, Inc.*	7,300	432,890
Granite Construction, Inc.^	15,900	608,016
Infrasource Services, Inc.*	11,800	171,690
Insituform Technologies, Inc., Class A*^	11,100	191,919
MasTec, Inc.*^	21,400	233,260
Perini Corp.*	9,700	176,540
Quanta Services, Inc.*^	49,800	635,448
Shaw Group, Inc.*^	34,080	840,413
URS Corp.*	17,400	702,786
Washington Group International, Inc.*	11,300	608,957

		5,155,095

Electrical Equipment (1.3%)
A.O. Smith Corp.	5,650	161,025
Acuity Brands, Inc.	18,325	543,703
American Science & Engineering, Inc.*^	3,500	229,565
American Superconductor Corp.*	9,700	100,395
Artesyn Technologies, Inc.*^	10,700	99,510
Baldor Electric Co.^	14,800	375,180
C&D Technology, Inc.^	10,600	99,746
Encore Wire Corp.*^	13,000	211,380
Energy Conversion Devices, Inc.*	10,500	471,240
EnerSys*	19,600	297,332
Evergreen Solar, Inc.*^	23,000	214,590
Franklin Electric Co., Inc.	9,500	393,205
General Cable Corp.*^	16,750	281,400
Genlyte Group, Inc.*	11,800	567,344
Global Power Equipment Group, Inc.*	15,100	107,663
Greatbatch, Inc.*^	9,800	268,912
Ii-Vi, Inc.*	7,400	131,276
Ionatron, Inc.*^	17,600	177,408
LaBarge, Inc.*	8,400	108,528
LSI Industries, Inc.	7,350	139,650
Medis Technologies Ltd.*^	9,900	177,705
Plug Power, Inc.*	15,400	104,720
Powell Industries, Inc.*^	5,400	118,206
Power-One, Inc.*^	30,600	$169,524
Preformed Line Products Co.	3,700	174,640
Regal Beloit Corp.	10,600	343,864
Thermogenesis Corp.*	23,400	124,020
Valence Technology, Inc.*	63,650	172,491
Vicor Corp.	7,900	119,685
Woodward Governor Co.	4,900	416,745

		6,900,652

Industrial Conglomerates (0.2%)
Raven Industries, Inc.	6,800	198,900
Standex International Corp.	3,700	97,421
Tredegar Corp.	10,376	134,992
Walter Industries, Inc.^	15,500	758,260

		1,189,573

Machinery (3.1%)
Actuant Corp., Class A^	11,400	533,520
AGCO Corp.*	38,600	702,520
Albany International Corp.	12,650	466,405
Astec Industries, Inc.*	6,900	195,891
ASV, Inc.*^	5,200	117,780
Badger Meter, Inc.^	3,700	145,558
Barnes Group, Inc.^	6,560	235,242
Briggs & Stratton Corp.	22,000	760,980
Bucyrus International, Inc., Class A	8,650	424,974
Cascade Corp.^	5,300	258,110
CIRCOR International, Inc.^	4,200	115,290
Clarcor, Inc.^	20,900	600,248
Crane Co.	22,100	657,254
EnPro Industries, Inc.*	7,500	252,675
ESCO Technologies, Inc.*	10,704	535,949
Federal Signal Corp.^	19,500	333,255
Flanders Corp.*^	14,800	179,672
Flowserve Corp.*	24,100	876,035
Freightcar America, Inc.^	4,800	195,744
Gardner Denver, Inc.*	10,700	477,220
Gehl Co.*	5,400	150,498
Gorman-Rupp Co.	4,625	111,231
Greenbrier Cos., Inc.^	5,800	192,792
JLG Industries, Inc.^	21,800	797,662
Kaydon Corp.^	13,100	372,171
Kennametal, Inc.	15,100	740,504
Lincoln Electric Holdings, Inc.	15,500	610,700
Lindsay Manufacturing Co.	3,950	86,940
Manitowoc Co., Inc.	12,700	638,175
Middleby Corp.*^	2,300	166,750
Mueller Industries, Inc.	14,300	397,111
Nacco Industries, Inc., Class A	1,600	183,120
Nordson Corp.^	10,400	395,512
Reliance Steel & Aluminum Co.^	11,700	619,281
Robbins & Myers, Inc.^	4,000	89,920
Stewart & Stevenson Services, Inc.	12,620	300,987
Sun Hydraulics Corp.^	6,150	149,445
Tecumseh Products Co., Class A^	7,856	169,061
Tennant Co.	2,900	118,842
Titan International, Inc.^	10,900	149,657
Trinity Industries, Inc.^	17,500	708,575
TurboChef Technologies, Inc.*^	8,200	127,838
Valmont Industries, Inc.	5,000	146,800
Wabash National Corp.^	12,500	245,750
Watts Water Technologies, Inc., Class A	9,700	279,845
Webtec Corp.	17,986	490,658

		16,504,147

Marine (0.1%)
Kirby Corp.*	7,975	394,204

Road & Rail (1.0%)
AMERCO, Inc.*^	5,600	325,864

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Arkansas Best Corp.^	9,628	$335,728
Covenant Transport, Inc., Class A*^	5,100	61,710
Dollar Thrifty Automotive Group, Inc.*^	12,100	407,407
Florida East Coast Industries, Inc., Class A^	13,800	625,002
Genesee & Wyoming, Inc., Class A*^	9,950	315,415
Heartland Express, Inc.^	23,034	468,512
Kansas City Southern Industries, Inc.*	35,000	815,850
Knight Transportation, Inc.	15,806	385,034
Marten Transport Ltd.*	10,435	264,006
Old Dominion Freight Line*^	8,100	271,269
PAM Transportation Services, Inc.*	4,600	74,336
RailAmerica, Inc.*^	15,400	183,260
SCS Transportation, Inc.*	5,400	84,834
Sirva, Inc.*	17,100	127,566
U.S. Xpress Enterprises, Inc., Class A*	5,450	63,547
Werner Enterprises, Inc.^	19,200	331,968

		5,141,308

Trading Companies & Distributors (0.6%)
Applied Industrial Technologies, Inc.	11,400	409,032
GATX Corp.	20,400	806,820
Hughes Supply, Inc.^	28,400	925,840
Interline Brands, Inc.*	8,360	175,644
Lawson Products, Inc.	2,700	99,144
Nuco2, Inc.*^	6,300	162,225
Watsco, Inc.	10,400	552,344

		3,131,049

Total Industrials		79,073,573

Information Technology (18.0%)
Communications Equipment (2.9%)
3Com Corp.*	163,800	668,304
Adtran, Inc.	28,100	885,150
Anaren, Inc.*	7,508	105,863
Ariba, Inc.*^	23,412	133,448
Arris Group, Inc.*	45,300	537,258
Atheros Communications, Inc.*^	11,400	111,264
Audiovox Corp., Class A*	6,100	85,278
Avocent Corp.*	21,200	670,768
Bel Fuse, Inc., Class B^	3,292	119,928
Belden CDT, Inc.^	19,400	376,942
Black Box Corp.	6,500	272,740
C-COR, Inc.*^	15,200	102,600
CIENA Corp.*	244,300	644,952
CommScope, Inc.*^	21,000	364,140
Comtech Telecommunications Corp.^	9,225	382,561
Cyberguard Corp.*	19,700	162,525
Digi International, Inc.*	10,300	110,519
Ditech Communications Corp.*	14,900	100,426
Echelon Corp.*^	29,500	271,695
Emulex Corp.*^	33,100	668,951
EndWave Corp.*^	3,200	41,280
Extreme Networks, Inc.*	46,200	205,590
FalconStor Software, Inc.*^	36,800	223,008
Finisar Corp.*	183,300	251,121
Foundry Networks, Inc.*	52,200	662,940
Glenayre Technologies, Inc.*	37,400	134,266
Harmonic, Inc.*	33,800	196,716
Inter-Tel, Inc.^	8,750	183,750
Interdigital Communications Corp.*	22,300	437,972
Ixia*^	15,344	$225,710
MRV Communications, Inc.*^	35,400	75,402
Netgear, Inc.*^	13,900	334,434
Oplink Communications, Inc.*^	122,100	185,592
Packeteer, Inc.*	13,200	165,660
Plantronics, Inc.	20,900	643,929
Polycom, Inc.*	41,800	675,906
Powerwave Technologies, Inc.*^	42,100	546,879
Redback Networks, Inc.*	22,600	224,192
SafeNet, Inc.*^	9,629	349,629
SeaChange International, Inc.*	8,100	51,516
Sonus Networks, Inc.*^	105,900	614,220
Spectralink Corp.	18,500	235,875
Superior Essex, Inc.*	8,400	151,284
Sycamore Networks, Inc.*	79,600	300,092
Symmetricom, Inc.*^	19,900	154,026
Tekelec*^	20,700	433,665
Terayon Communication Systems, Inc.*^	22,200	86,580
Utstarcom, Inc.*^	42,700	348,859
ViaSat, Inc.*^	7,100	182,115
Westell Technologies, Inc.*^	15,000	54,600
Zhone Technologies, Inc.*	33,000	86,130

		15,238,250

Computers & Peripherals (1.3%)
Adaptec, Inc.*	46,900	179,627
Advanced Digital Information Corp.*	26,900	252,860
Applied Films Corp.*	5,000	105,000
Avid Technology, Inc.*	2,919	120,847
Brocade Communications Systems, Inc.*	104,500	426,360
Dot Hill Systems Corp.*	12,100	81,433
Electronics for Imaging, Inc.*	21,600	495,504
Gateway, Inc.*^	108,700	293,490
Hutchinson Technology, Inc.*^	12,500	326,500
Hypercom Corp.*^	16,200	105,624
Imation Corp.	14,300	613,041
Intergraph Corp.*^	15,600	697,476
Komag, Inc.*^	10,900	348,364
Maxtor Corp.*	108,100	475,640
McData Corp., Class A*^	47,700	249,948
Mobility Electronics, Inc.*^	16,400	174,824
Novatel Wireless, Inc.*^	7,400	107,078
Palm, Inc.*	17,250	488,692
Presstek, Inc.*	11,300	146,674
Quantum Corp.*^	72,300	223,407
Rimage Corp.*	5,800	154,686
Stratasys, Inc.*^	3,550	105,435
Synaptics, Inc.*^	9,350	175,780
Unova, Inc.*^	19,700	689,106

		7,037,396

Electronic Equipment & Instruments (2.2%)
Aeroflex, Inc.*	32,650	305,604
Agilysis, Inc.	9,500	159,980
Anixter International, Inc.*	12,700	512,191
BEI Technologies, Inc.	5,100	178,449
Bell MicroProducts, Inc.*^	14,900	149,447
Benchmark Electronics, Inc.*	17,650	531,618
Brightpoint, Inc.*	11,775	225,373
Checkpoint Systems, Inc.*	15,900	377,148
Cognex Corp.	17,700	532,239
Coherent, Inc.*	11,900	348,432
CTS Corp.^	20,400	246,840
Daktronics, Inc.^	5,700	136,686
Dionex Corp.*	8,200	444,850

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Electro Scientific Industries, Inc.*^	14,200	$317,512
Excel Technology, Inc.*	6,200	159,278
Faro Technologies, Inc.*^	4,800	93,552
Global Imaging Systems, Inc.*^	8,800	299,640
Identix Corp.*	37,900	178,130
International DisplayWorks, Inc.*^	16,800	99,792
Itron, Inc.*	9,160	418,246
Keithley Instruments, Inc.	5,100	74,460
KEMET Corp.*	42,200	353,636
Landauer, Inc.	2,700	132,300
LeCroy Corp.*	6,000	89,100
Lexar Media, Inc.*^	24,500	156,800
Littelfuse, Inc.*	9,800	275,674
LoJack Corp.*	8,500	179,690
Measurement Specialties, Inc.*^	5,900	125,080
Methode Electronics, Inc.	11,300	130,176
Metrologic Instruments, Inc.*	10,900	198,271
MTS Systems Corp.^	7,100	268,167
Multi-Fineline Electronix, Inc.*	7,650	223,915
Newport Corp.*^	19,200	267,456
OSI Systems, Inc.*^	4,700	74,260
PAR Technology Corp.*^	5,000	115,000
Park Electrochemical Corp.	5,800	154,570
Paxar Corp.*	13,900	234,215
Photon Dynamics, Inc.*^	9,104	174,342
Plexus Corp.*	16,300	278,567
RadiSys Corp.*	6,050	117,370
Rofin-Sinar Technologies, Inc.*	6,000	227,940
Rogers Corp.*^	6,500	251,550
Scansource, Inc.*^	5,700	277,818
Spatialight, Inc.*^	18,350	80,556
SYNNEX Corp.*	7,600	127,984
Sypris Solutions, Inc.	6,000	64,440
Taser International, Inc.*^	19,400	119,698
Technitrol, Inc.	19,500	298,740
TTM Technologies, Inc.*	16,600	118,690
Universal Display Corp.*^	20,500	228,575
Veeco Instruments, Inc.*^	11,200	179,648
Viisage Technology, Inc.*^	13,600	56,440
X-Rite, Inc.	7,700	95,480

		11,465,615

Internet Software & Services (2.3%)
Allscripts Healthcare Solutions, Inc.*^	18,200	327,964
aQuantive, Inc.*^	24,200	487,146
AsiaInfo Holdings, Inc.*^	36,800	178,480
Autobytel, Inc.*^	42,600	213,426
Bankrate, Inc.*^	8,100	222,183
Blue Coat Systems, Inc.*	3,700	160,876
CMGI, Inc.*^	205,900	343,853
CNET Networks, Inc.*	53,400	724,638
Digital Insight Corp.*	13,068	340,552
Digital River, Inc.*^	15,000	522,750
Digitas, Inc.*	38,100	432,816
EarthLink, Inc.*	55,700	595,990
eCollege.com, Inc.*	9,400	139,684
Entrust, Inc.*	20,200	113,120
Equinix, Inc.*^	6,600	274,890
InfoSpace, Inc.*^	12,900	307,923
Internet Capital Group, Inc.*^	17,700	155,937
Internet Security Systems, Inc.*	18,900	453,789
Interwoven, Inc.*	15,225	124,388
Ipass, Inc.*^	17,700	95,226
iVillage, Inc.*^	21,100	153,186
j2 Global Communications, Inc.*^	10,100	408,242
Jupitermedia Corp.*^	9,500	168,245
Keynote Systems, Inc.*^	7,300	$94,754
Marchex, Inc., Class B*^	10,900	180,504
Matrixone, Inc.*^	15,900	83,634
Motive, Inc.*^	9,550	60,547
Netratings, Inc.*^	8,700	132,414
NIC Corp.*	41,400	271,170
Online Resources Corp.*	12,900	136,482
Openwave Systems, Inc.*^	29,807	535,930
Opsware, Inc.*	31,800	165,042
Phase Forward, Inc.*	16,300	178,159
RealNetworks, Inc.*	45,500	259,805
S1 Corp.*	35,000	136,850
Sohu.com, Inc.*	8,800	150,744
SonicWALL, Inc.*	17,500	111,125
Stellent, Inc.*^	9,500	81,415
SupportSoft, Inc.*^	15,700	79,128
Terremark Worldwide, Inc.*^	13,110	57,553
Travelzoo, Inc.*^	6,660	147,785
United Online, Inc.	21,450	297,083
ValueClick, Inc.*^	32,000	546,880
Vignette Corp.*	10,080	160,373
WebEx Communications, Inc.*^	14,100	345,591
webMethods, Inc.*	15,500	109,585
Websense, Inc.*^	10,500	537,705
WebSideStory, Inc.*^	10,400	184,288

		11,989,850

IT Services (1.5%)
Acxiom Corp.	37,500	702,000
Anteon International Corp.*	12,000	513,120
BearingPoint, Inc.*^	78,300	594,297
Ciber, Inc.*^	17,200	127,796
Covansys Corp.*	11,800	188,328
CSG System International, Inc.*	25,600	555,776
eFunds Corp.*	22,600	425,558
Euronet Worldwide, Inc.*^	13,300	393,547
Forrester Research, Inc.*	14,400	299,808
Gartner, Inc., Class A*^	25,089	293,290
Greenfield Online, Inc.*^	6,700	36,448
iGate Capital Corp.*	15,100	54,813
Infocrossing, Inc.*^	8,500	78,115
infoUSA, Inc.*	10,100	107,262
Intrado, Inc.*^	4,900	88,347
iPayment, Inc.*^	5,200	196,768
Kanbay International, Inc.*	10,550	198,340
Keane, Inc.*	24,900	284,607
Lionbridge Technologies, Inc.*	23,200	156,600
ManTech International Corp., Class A*	7,500	198,075
MAXIMUS, Inc.	8,400	300,300
MPS Group, Inc.*	44,767	528,251
Ness Technologies, Inc.*	10,700	107,000
Pegasus Solutions, Inc.*^	8,450	75,881
Perot Systems Corp., Class A*^	32,200	455,630
RightNow Technologies, Inc.*^	6,950	102,304
Sapient Corp.*^	26,200	163,750
Startek, Inc.	3,600	47,520
SYKES Enterprises, Inc.*	14,000	166,600
Syntel, Inc.^	12,100	235,829
TNS, Inc.*	5,700	138,225
Tyler Technologies, Inc.*^	13,700	113,436

		7,927,621

Machinery (0.0%)
3D Systems Corp.*	6,000	133,380

Semiconductors & Semiconductor Equipment (4.2%)
Actel Corp.*	7,500	108,450
ADE Corp.*	5,900	132,632

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Advanced Energy Industries, Inc.*^	17,600	$189,376
AMIS Holdings, Inc.*	18,800	222,968
Amkor Technology, Inc.*^	42,800	187,464
Applied Micro Circuits Corp.*	131,500	394,500
Asyst Technologies, Inc.*	16,300	75,958
Atmel Corp.*	179,500	369,770
ATMI, Inc.*	16,320	505,920
August Technology Corp.*	9,700	103,499
Axcelis Technologies, Inc.*	42,800	223,416
Brooks Automation, Inc.*	16,452	219,305
Cabot Microelectronics Corp.*^	10,300	302,614
Cirrus Logic, Inc.*	39,300	298,287
Cohu, Inc.	7,100	167,915
Conexant Systems, Inc.*^	201,200	360,148
Credence Systems Corp.*^	38,930	310,661
Cymer, Inc.*	15,800	494,856
Cypress Semiconductor Corp.*	56,300	847,315
Diodes, Inc.*	4,500	163,170
DSP Group, Inc.*	13,600	348,976
Emcore Corp.*	28,000	171,360
Entegris, Inc.*	46,335	523,586
Exar Corp.*^	16,197	227,082
Fairchild Semiconductor International, Inc., Class A*	51,100	759,346
FEI Co.*	10,844	208,747
Formfactor, Inc.*^	14,400	328,608
Genesis Microchip, Inc.*	14,500	318,275
Helix Technology Corp.	15,000	221,250
Integrated Device Technology, Inc.*	81,270	872,840
Integrated Silicon Solutions, Inc.*	14,300	120,120
IXYS Corp.*	9,600	101,376
Kopin Corp.*^	23,600	164,020
Kulicke & Soffa Industries, Inc.*^	24,600	178,350
Lattice Semiconductor Corp.*	43,600	186,608
Leadis Technology, Inc.*^	15,100	103,435
LTX Corp.*	23,300	98,326
Mattson Technology, Inc.*	15,900	119,409
Micrel, Inc.*^	28,600	321,178
Microsemi Corp.*	26,872	686,311
Microtune, Inc.*	22,400	139,552
MIPS Technologies, Inc.*	23,500	160,505
MKS Instruments, Inc.*	13,400	230,882
Monolithic Power Systems, Inc.*^	15,800	134,142
Netlogic Microsystems, Inc.*^	8,400	181,356
OmniVision Technologies, Inc.*^	23,700	299,094
ON Semiconductor Corp.*	48,800	252,296
PDF Solutions, Inc.*	10,520	174,632
Pericom Semiconductor Corp.*	23,000	203,320
Photronics, Inc.*	17,300	335,620
Pixelworks, Inc.*^	15,000	98,850
PLX Technology, Inc.*	25,200	210,168
PMC-Sierra, Inc.*	77,000	678,370
Portalplayer, Inc.*	5,900	161,837
Power Integrations, Inc.*	12,500	271,875
Rambus, Inc.*	42,500	514,250
RF Micro Devices, Inc.*	83,000	468,950
Rudolph Technologies, Inc.*^	11,200	150,864
Semitool, Inc.*	22,900	182,055
Semtech Corp.*	31,500	518,805
Sigmatel, Inc.*^	15,200	307,648
Silicon Image, Inc.*	33,900	301,371
Silicon Laboratories, Inc.*	18,200	553,098
Silicon Storage Technology, Inc.*^	32,300	173,774
Sirf Technology Holdings, Inc.*^	15,000	451,950
Skyworks Solutions, Inc.*	61,700	433,134
Standard Microsystems Corp.*	7,500	224,325
Supertex, Inc.*	4,800	$143,952
Tessera Technologies, Inc.*^	18,700	559,317
Trident Microsystems, Inc.*^	9,600	305,376
Triquint Semiconductor, Inc.*	57,621	202,826
Ultratech, Inc.*^	6,800	106,012
Varian Semiconductor Equipment Associates, Inc.*	14,600	618,602
Vitesse Semiconductor Corp.*	95,000	178,600
Volterra Semiconductor Corp.*^	21,100	258,897
Zoran Corp.*	20,600	294,580

		22,218,312

Software (3.6%)
Advent Software, Inc.*	13,900	374,466
Agile Software Corp.*^	14,700	105,399
Altiris, Inc.*^	8,300	126,907
Ansoft Corp.*	5,400	157,140
Ansys, Inc.*	13,200	508,068
Aspen Technology, Inc.*^	11,900	74,375
Atari, Inc.*^	72,200	103,968
Blackbaud, Inc.	10,098	143,089
Blackboard, Inc.*^	8,200	205,082
Borland Software Corp.*	35,466	206,412
Bottomline Technologies, Inc.*	9,900	149,391
Catapult Communications Corp.*	4,638	85,061
CCC Information Services Group, Inc.*	6,700	175,071
Cogent, Inc.*^	9,600	228,000
Concur Technologies, Inc.*^	14,700	181,839
Emageon, Inc.*	8,660	117,429
Epicor Software Corp.*	17,700	230,100
EPIQ Systems, Inc.*	4,950	108,009
Factset Research Systems, Inc.^	14,700	518,028
Filenet Corp.*	18,160	506,664
Informatica Corp.*	37,400	449,548
InterVoice, Inc.*	11,600	104,516
Jack Henry & Associates, Inc.	31,000	601,400
JAMDAT Mobile, Inc.*^	7,500	157,500
JDA Software Group, Inc.*	9,650	146,487
KFX, Inc.*^	25,100	429,712
Kronos, Inc.*^	13,787	615,452
Lawson Software, Inc.*^	23,000	159,620
Macrovision Corp.*	21,000	401,100
Magma Design Automation, Inc.*	11,200	90,944
Manhattan Associates, Inc.*	11,600	269,120
Mentor Graphics Corp.*	29,200	251,120
Micromuse, Inc.*	31,300	246,644
Micros Systems, Inc.*	16,200	708,750
MicroStrategy, Inc., Class A*^	7,000	492,030
Midway Games, Inc.*^	10,800	164,052
MRO Software, Inc.*^	6,500	109,460
MSC.Software Corp.*^	8,400	129,444
NetIQ Corp.*^	26,480	324,115
NetScout Systems, Inc.*	12,700	68,961
Open Solutions, Inc.*^	8,400	183,288
Parametric Technology Corp.*	108,100	753,457
Pegasystems, Inc.*^	11,600	69,484
Progress Software Corp.*	15,900	505,143
QAD, Inc.*	25,700	213,053
Quality Systems, Inc.*	3,800	262,542
Quest Software, Inc.*	27,400	412,918
Radiant Systems, Inc.*	12,900	133,128
Renaissance Learning, Inc.^	11,100	197,580
RSA Security, Inc.*	30,200	383,842
ScanSoft, Inc.*^	36,400	194,012
Secure Computing Corp.*	11,525	130,809
Serena Software, Inc.*^	11,150	222,219
Sonic Solutions, Inc.*	10,400	223,600
SPSS, Inc.*	4,700	112,800

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
SS&C Technologies, Inc.*	7,000	$256,480
SSA Global Technologies, Inc.*	12,600	221,760
Talx Corp.^	6,885	225,759
THQ, Inc.*^	29,025	618,813
TIBCO Software, Inc.*	92,100	769,956
TradeStation Group, Inc.*	28,000	283,920
Transaction Systems Architechs, Inc., Class A*	16,700	465,095
Ulticom, Inc.*^	8,500	93,755
Ultimate Software Group, Inc.*	9,800	180,516
Vasco Data Security International*^	14,700	133,329
VeriFone Holdings, Inc.	10,600	213,166
Verint Systems, Inc.*	4,100	167,854
Verity, Inc.*	12,000	127,440
Wind River Systems, Inc.*	35,900	464,187
Witness Systems, Inc.*^	9,700	202,633

		18,647,011

Total Information Technology		94,657,435

Materials (4.8%)
Chemicals (1.5%)
American Vanguard Corp.^	7,200	131,832
Arch Chemicals, Inc.	10,800	251,100
Balchem Corp.	4,800	132,240
Calgon Carbon Corp.^	14,200	112,180
Cambrex Corp.^	10,500	199,080
Chemtura Corp.	1	12
Ferro Corp.	15,700	287,624
Georgia Gulf Corp.	14,600	351,568
H.B. Fuller Co.	13,700	425,796
Headwaters, Inc.*^	17,400	650,760
Hercules, Inc.*	44,300	541,346
Kronos Worlwide, Inc.	3,947	125,278
MacDermid, Inc.	11,000	288,860
Minerals Technologies, Inc.	8,300	474,843
NewMarket Corp.*	6,300	109,242
NL Industries, Inc.^	6,750	126,832
Octel Corp.^	7,840	130,693
Olin Corp.	30,232	574,106
OM Group, Inc.*	11,500	231,495
PolyOne Corp.*	39,800	241,188
Schulman (A.), Inc.^	15,900	285,405
Sensient Technologies Corp.	18,700	354,365
Spartech Corp.	10,200	199,308
Stepan Co.	6,000	150,360
Symyx Technologies, Inc.*^	12,372	323,157
Terra Industries, Inc.*	39,700	264,005
UAP Holding Corp.	12,000	217,200
W.R. Grace & Co.*^	29,800	266,710
Wellman, Inc.^	37,300	236,109
Westlake Chemical Corp.	5,000	135,400

		7,818,094

Construction Materials (0.3%)
Ameron International Corp.	2,600	120,640
Eagle Materials, Inc.^	7,500	910,275
Texas Industries, Inc.	9,900	538,560

		1,569,475

Containers & Packaging (0.4%)
Caraustar Industries, Inc.*^	12,807	140,621
Chesapeake Corp.^	7,400	136,086
Graphic Packaging Corp.*	43,900	122,920
Greif, Inc., Class A	5,800	348,580
Longview Fibre Co.	25,700	500,893
Myers Industries, Inc.^	7,700	89,628
Rock-Tenn Co., Class A	16,000	241,600
Silgan Holdings, Inc.	12,600	419,076

		1,999,404

Industrial Conglomerates (0.1%)
Aleris International, Inc.*	11,200	$307,440

Metals & Mining (2.0%)
A.M. Castle & Co.*	10,000	175,000
AK Steel Holding Corp.*^	45,000	385,650
AMCOL International Corp.	6,500	123,955
Brush Engineered Materials, Inc.*	6,300	100,044
Carpenter Technology Corp.	10,400	609,544
Century Aluminum Co.*^	8,200	184,336
Chaparral Steel Co.*	9,900	249,678
Charles & Colvard Ltd.^	7,045	175,843
Cleveland-Cliffs, Inc.^	9,800	853,678
Coeur d’Alene Mines Corp.*	126,900	536,787
Commercial Metals Co.	24,600	830,004
Compass Minerals International, Inc.	6,700	154,100
Foundation Coal Holdings, Inc.^	10,300	396,035
GrafTech International Ltd.*^	36,400	197,652
Hecla Mining Co.*^	44,500	194,910
James River Coal Co. *	5,600	282,632
Metal Management, Inc.^	7,200	182,520
Metals USA, Inc.*^	8,200	167,772
NN, Inc.	7,000	83,930
Oregon Steel Mills, Inc.*^	14,900	415,710
Quanex Corp.^	11,700	774,774
Roanoke Electric Steel Corp.	7,700	154,231
Royal Gold, Inc.^	5,400	145,098
RTI International Metals, Inc.*^	11,500	452,525
Ryerson Tull, Inc.^	10,700	227,910
Schnitzer Steel Industries, Inc.^	9,050	294,759
Steel Dynamics, Inc.	17,000	577,320
Steel Technologies, Inc.^	5,100	132,243
Stillwater Mining Co.*^	16,129	147,580
Titanium Metals Corp.*^	5,600	221,536
USEC, Inc.^	41,400	462,024
Wheeling-Pittsburgh Corp.*^	12,400	207,452
Worthington Industries, Inc.^	29,600	622,488

		10,719,720

Paper & Forest Products (0.5%)
Bowater, Inc.^	23,900	675,653
Buckeye Technologies, Inc.*	9,100	73,892
Deltic Timber Corp.^	3,300	151,965
Glatfelter^	18,800	264,892
Neenah Paper, Inc.^	6,300	184,590
Potlatch Corp.	13,600	708,832
Schweitzer-Mauduit International, Inc.	8,600	191,952
Wausau Paper Corp.	21,500	268,965
Xerium Technologies, Inc.*	13,000	149,240

		2,669,981

Total Materials		25,084,114

Telecommunication Services (1.3%)
Diversified Telecommunication Services (0.9%)
Alaska Communications Systems Group, Inc.^	17,300	197,912
Broadwing, Corp.*^	48,678	242,903
Cincinnati Bell, Inc.*	106,500	469,665
Cogent Communications Group, Inc.*	20,700	101,016
Commonwealth Telephone Enterprises, Inc.	8,900	335,530
CT Communications, Inc.	19,500	241,215
Fairpoint Communications, Inc.*	10,900	159,467
General Communication, Inc., Class A*^	23,700	234,630
Golden Telecom, Inc.^	9,240	291,707

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
IDT Corp. Class B*	24,800	$302,312
Iowa Telecommunications Service, Inc.*^	8,300	139,606
Level 3 Communications, Inc.*^	296,400	687,648
North Pittsburgh Systems, Inc.	5,100	104,091
Premiere Global Services, Inc.^	27,700	226,586
Shenandoah Telecommunications Co.	3,800	156,522
SureWest Communications^	4,900	140,532
Talk America Holdings, Inc.*	8,900	83,927
Time Warner Telecom, Inc., Class A*^	21,900	170,820
Valor Communications Group, Inc.	12,800	174,464

		4,460,553

Wireless Telecommunication Services (0.4%)
Centennial Communications Corp.*	11,760	176,165
Dobson Communications Corp.*	48,600	373,248
InPhonic, Inc.*^	6,500	89,375
Price Communications Corp.*	18,417	302,960
SBA Communications Corp., Class A*^	31,450	485,902
Syniverse Holdings, Inc.*	11,040	170,016
Ubiquitel, Inc.*^	27,900	243,846
USA Mobility, Inc.*^	9,475	255,635
Wireless Facilities, Inc.*^	16,900	98,020

		2,195,167

Total Telecommunication Services		6,655,720

Utilities (2.7%)
Electric Utilities (1.1%)
Allete, Inc.^	10,800	494,748
Black Hills Corp.	13,000	563,810
Central Vermont Public Service Corp.^	8,200	143,500
CH Energy Group, Inc.^	7,200	341,856
Cleco Corp.	21,100	497,538
Duquesne Light Holdings, Inc.^	30,700	528,347
El Paso Electric Co.*	21,300	444,105
Empire District Electric Co.^	10,500	240,135
Idacorp, Inc.	16,400	494,132
MGE Energy, Inc.	9,700	354,147
Ormat Technologies, Inc.	9,000	199,170
Otter Tail Corp.	12,900	399,126
UIL Holdings Corp.	6,600	345,246
Unisource Energy Corp.	15,200	505,248

		5,551,108

Gas Utilities (0.9%)
Cascade Natural Gas Corp.^	7,520	163,711
EnergySouth, Inc.	5,000	137,950
Laclede Group, Inc.^	8,700	282,663
New Jersey Resources Corp.	11,950	549,461
Nicor, Inc.^	21,600	907,848
Northwest Natural Gas Co.^	12,400	461,528
Peoples Energy Corp.^	15,100	594,638
South Jersey Industries, Inc.	11,800	343,852
Southwest Gas Corp.	15,100	413,589
WGL Holdings, Inc.	19,600	629,748

		4,484,988

Multi-Utilities & Unregulated Power (0.5%)
Aquila, Inc.*^	162,600	643,896
Avista Corp.	19,600	380,240
Calpine Corp.*^	229,700	594,923
Northwestern Corp.	15,397	464,836
Sierra Pacific Resources*^	47,644	707,513
Ultralife Batteries, Inc.*^	7,700	99,484

		2,890,892

Water Utilities (0.2%)
American States Water Co.	5,150	$172,319
California Water Service Group^	7,400	304,880
Middlesex Water Co.	7,460	167,477
Pico Holdings, Inc.*^	5,200	182,728
SJW Corp.	4,730	228,364
Southwest Water Co.^	11,340	164,430

		1,220,198

Total Utilities		14,147,186

Total Common Stocks (99.2%) (Cost $434,895,780)		521,589,961

	Principal Amount
SHORT-TERM INVESTMENTS:
Government Security (0.3%)
U.S. Treasury Bill
3.47%, 1/19/06#(o)	$1,640,000	1,622,637

Short-Term Investments of Cash Collateral for Securities Loaned (27.7%)
Bank of Nova Scotia N.Y.
3.83%, 5/30/06 (l)	4,998,344	4,998,344
Dorada Finance, Inc.
3.98%, 8/3/06 (l)	4,000,008	4,000,008
General Electric Capital Corp.
4.03%, 3/29/06 (l)	7,001,727	7,001,727
4.04%, 5/12/06 (l)	2,003,141	2,003,141
General Electric Co.
3.64%, 10/24/05 (l)	2,000,310	2,000,310
ING USA
3.86%, 11/18/05 (l)	5,000,000	5,000,000
Merrill Lynch & Co., Inc.
3.67%, 10/19/06 (l)	6,000,000	6,000,000
Morgan Stanley
3.90%, 10/3/05	25,000,000	25,000,000
New York Life Insurance
3.80%, 1/3/06 (l)	2,300,000	2,300,000
Nomura Securities
3.87%, 10/3/05	67,518,078	67,518,078
Nordeutsche Landesbank N.Y.
3.85%, 3/30/06 (l)	9,996,600	9,996,600
U.S. Bank NA
3.69%, 10/2/06 (l)	4,996,888	4,996,888
Wells Fargo & Co.
4.05%, 10/1/07 (l)	5,000,000	5,000,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		145,815,096

Time Deposit (0.3%)
JPMorgan Chase Nassau
3.32%, 10/3/05	1,654,294	1,654,294

Total Short-Term Investments (28.3%) (Amortized Cost $149,091,901)		149,092,027

Total Investments (127.5%) (Cost/Amortized Cost $583,987,681)		670,681,988
Other Assets Less Liabilities (-27.5%)		(144,849,482)

Net Assets (100%)		$525,832,506

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2005 (Unaudited)

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

#	All, or a portion of security held by broker as collateral for financial futures contracts.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2005.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2005.

Glossary:

REIT — Real Estate Investment Trust

At September 30, 2005 the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 9/30/05	Unrealized Appreciation/
Russell 2000 Index	3	December-05	$986,600	$1,008,150	$21,550

Investment security transactions for the nine months ended September 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities					$139,104,001
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities					$114,054,592

As of September 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation					$118,840,238
Aggregate gross unrealized depreciation					(33,012,839)

Net unrealized appreciation					$85,827,399

Federal income tax cost of investments					$584,854,589

At September 30, 2005, the Portfolio had loaned securities with a total value of $144,971,930. This was secured by collateral of $145,815,096 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $1,443,663, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (29.6%)
Auto Components (4.6%)
BorgWarner, Inc.	142,000	$8,017,320
Federal-Mogul Corp.*	60,000	29,994
Midas, Inc.*	220,000	4,373,600
Modine Manufacturing Co.	200,000	7,336,000
Proliance International, Inc.*	160,007	876,838
Raytech Corp.*	135,000	164,700
Spartan Motors, Inc.	120,100	1,305,487
Standard Motor Products, Inc.	230,000	1,865,300
Strattec Security Corp.*	19,000	985,150
Tenneco Automotive, Inc.*	120,000	2,101,200

		27,055,589

Automobiles (0.4%)
Fleetwood Enterprises, Inc.*	140,000	1,722,000
Monaco Coach Corp.	16,000	235,840
Thor Industries, Inc.	4,000	136,000

		2,093,840

Hotels, Restaurants & Leisure (5.8%)
Aztar Corp.*	195,000	6,007,950
Canterbury Park Holding Corp.	60,000	855,600
Churchill Downs, Inc.	141,000	4,980,120
Dover Downs Gaming & Entertainment, Inc.	71,000	965,600
Dover Motorsports, Inc.	199,000	1,361,160
Gaylord Entertainment Co.*	200,000	9,530,000
Kerzner International Ltd.*	34,000	1,888,700
La Quinta Corp.*	270,000	2,346,300
Magna Entertainment Corp., Class A*	110,000	732,600
Marcus Corp.	4,000	80,160
Pinnacle Entertainment, Inc.*	80,000	1,466,400
Six Flags, Inc.*	100,000	719,000
Steak n Shake Co.*	50,000	907,500
Triarc Cos., Inc., Class A	40,000	672,000
Triarc Cos., Inc., Class B	70,000	1,068,900

		33,581,990

Household Durables (2.4%)
Cavalier Homes, Inc.*	211,000	1,394,710
Cavco Industries, Inc.*	92,000	3,337,760
Champion Enterprises, Inc.*	258,000	3,813,240
Department 56, Inc.*	70,000	875,000
Fedders Corp.	580,000	1,241,200
National Presto Industries, Inc.	6,000	256,860
Palm Harbor Homes, Inc.*	20,000	388,600
Skyline Corp.	62,300	2,531,872
Southern Energy Homes, Inc.*	20,000	138,000

		13,977,242

Media (12.2%)
Acme Communications, Inc.*	52,000	202,280
Beasley Broadcasting Group, Inc., Class A*	90,000	1,264,500
Belo Corp., Class A	105,000	2,400,300
Cablevision Systems New York Group, Class A*	180,000	5,520,600
Cumulus Media, Inc., Class A*	8,005	99,983
Discovery Holding Co. Class A*	7,000	101,080
E.W. Scripps Co., Class A	40,000	1,998,800
Fisher Communications, Inc.*	84,500	3,934,320
Gemstar-TV Guide International, Inc.*	600,000	1,776,000
Gray Television, Inc.	270,000	2,859,300
Imax Corp.*	4,000	41,720
Interactive Data Corp.*	135,000	3,057,750
Interep National Radio Sales, Inc., Class A*	60,000	32,400
Journal Register Co.	70,000	$1,132,600
Lakes Entertainment, Inc.*	116,000	1,183,200
Lee Enterprises, Inc.	52,000	2,208,960
Liberty Corp.	142,000	6,658,380
Liberty Global, Inc., Class A*	15,000	406,200
Liberty Global, Inc., Class C*	15,000	386,250
Liberty Media Corp., Class A*	50,000	402,500
Lin TV Corp., Class A*	210,000	2,929,500
McClatchy Co., Class A	100,000	6,523,000
MDC Partners, Inc., Class A*	15,000	108,000
Media General, Inc., Class A	149,000	8,643,490
Meredith Corp.	50,000	2,494,500
Nelson (Thomas), Inc.	55,000	1,031,250
Nexstar Broadcasting Group, Inc., Class A*	61,000	347,700
Paxson Communications Corp.*	100,000	45,000
Penton Media, Inc.*	100,000	50,000
Primedia, Inc.*	400,000	1,636,000
Reader’s Digest Association, Inc. (Non-Voting)	14,100	225,177
Rogers Communications, Inc., Class B	167,000	6,588,150
Salem Communications Corp., Class A*	140,000	2,581,600
Sinclair Broadcast Group, Inc., Class A	195,000	1,729,650
Young Broadcasting, Inc., Class A*	150,000	523,500

		71,123,640

Multiline Retail (2.2%)
Neiman-Marcus Group, Inc., Class B	130,000	12,977,900

Specialty Retail (1.4%)
Big 5 Sporting Goods Corp.	15,000	357,900
Bowlin Travel Centers, Inc.*	70,000	105,000
Burlington Coat Factory Warehouse Corp.	75,000	2,853,000
Earl Scheib, Inc.*‡	280,000	1,008,000
Gander Mountain Co.*	4,000	35,960
Pep Boys Manny, Moe & Jack	240,000	3,321,600
United Auto Group, Inc.	20,000	660,800

		8,342,260

Textiles, Apparel & Luxury Goods (0.6%)
Hartmarx Corp.*	215,000	1,408,250
Levcor International, Inc.*	52,500	58,800
Movado Group, Inc.	50,000	936,000
Wolverine World Wide, Inc.	40,000	842,000

		3,245,050

Total Consumer Discretionary		172,397,511

Consumer Staples (6.4%)
Beverages (0.3%)
Boston Beer Co., Inc., Class A*	60,000	1,500,000

Food & Staples Retailing (1.0%)
Ingles Markets, Inc., Class A	145,000	2,291,000
Topps Co., Inc.	319,200	2,620,632
Weis Markets, Inc.	27,000	1,080,270

		5,991,902

Food Products (3.5%)
Corn Products International, Inc.	120,000	2,420,400
Del Monte Foods Co.*	50,000	536,500
Flowers Foods, Inc.	225,000	6,138,000
Griffin Land & Nurseries, Inc.*	126,000	3,087,000
Hain Celestial Group, Inc.*	12,000	232,800
J & J Snack Foods Corp.	2,000	115,600
John B. Sanfilippo & Son, Inc.*	1,000	17,500
Ralcorp Holdings, Inc.	50,000	2,096,000

EQ ADVISORS TRUST

EQ/SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Tootsie Roll Industries, Inc.	108,150	$3,433,763
Weider Nutrition International, Inc.*	385,800	2,040,882

		20,118,445

Household Products (1.5%)
Church & Dwight Co., Inc.	70,000	2,585,800
Energizer Holdings, Inc.*	18,000	1,020,600
Katy Industries, Inc.*	190,000	463,600
Oil-Dri Corp. of America	240,000	4,176,000
WD-40 Co.	15,000	397,650

		8,643,650

Personal Products (0.1%)
Elizabeth Arden, Inc.*	10,000	215,800
Revlon, Inc., Class A*	200,005	644,016

		859,816

Total Consumer Staples		37,113,813

Energy (1.0%)
Energy Equipment & Services (1.0%)
Covanta Holding Corp.*	255,870	3,436,334
RPC, Inc.	80,000	2,060,800
W-H Energy Services, Inc.*	5,000	162,100

Total Energy		5,659,234

Financials (3.0%)
Capital Markets (0.6%)
Noel Group Liquidating Trust Units†	135,000	—
SWS Group, Inc.	140,000	2,296,000
Waddell & Reed Financial, Inc.	57,400	1,111,264

		3,407,264

Commercial Banks (0.5%)
Sterling Bancorp/New York	120,000	2,701,200

Diversified Financial Services (0.2%)
BKF Capital Group, Inc.	35,000	1,082,550
Epoch Holding Corp.*	25,000	125,000
National Patent Development Corp.*	10,000	26,000

		1,233,550

Insurance (1.6%)
Argonaut Group, Inc.*	110,000	2,971,100
CNA Surety Corp.*	100,500	1,429,110
Midland Co.	135,000	4,864,050

		9,264,260

Real Estate (0.1%)
Harbor Global Co., Ltd.	70,000	637,000

Total Financials		17,243,274

Health Care (5.9%)
Biotechnology (0.5%)
Eyetech Pharmaceuticals, Inc.*	70,000	1,257,200
Invitrogen Corp.*	12,000	902,760
Regeneration Technologies, Inc.*	88,000	718,960

		2,878,920

Health Care Equipment & Supplies (3.9%)
Align Technology, Inc.*	101,000	678,720
Angiodynamics, Inc.*	65,200	1,369,200
Conmed Corp.*	100,000	2,788,000
Edwards Lifesciences Corp.*	65,000	2,886,650
Exactech, Inc.*	92,000	1,361,600
ICU Medical, Inc.*	25,000	719,000
Inamed Corp.*	25,000	1,892,000
Inverness Medical Innovations, Inc.*	12,000	318,360
Kensey Nash Corp.*	80,000	2,452,800
Matthews International Corp., Class A	10,000	377,900
Orthofix International N.V.*	10,000	$436,000
Possis Medical, Inc.*	50,000	548,000
Schick Technologies, Inc.*	20,000	526,000
Sybron Dental Specialties, Inc.*	95,000	3,950,100
Thermo Electron Corp.*	70,000	2,163,000
Thoratec Corp.*	10,000	177,600
Young Innovations, Inc.	4,000	151,440

		22,796,370

Health Care Providers & Services (1.5%)
Beverly Enterprises, Inc.*	190,000	2,327,500
Chemed Corp.	117,000	5,070,780
Owens & Minor, Inc.	20,000	587,000
PSS World Medical, Inc.*	50,000	667,000

		8,652,280

Pharmaceuticals (0.0%)
TL Administration Corp.*†	85,000	340

Total Health Care		34,327,910

Industrials (26.6%)
Aerospace & Defense (6.2%)
AAR Corp.*	70,000	1,202,600
Aviall, Inc.*	75,000	2,533,500
Curtiss-Wright Corp.	27,000	1,666,170
EDO Corp.	5,000	150,150
Empresa Brasileira de Aeronautica S.A. (ADR)	4,000	154,400
Fairchild Corp., Class A*	410,000	951,200
GenCorp, Inc.*	230,000	4,289,500
Heico Corp.	10,000	232,000
Kaman Corp., Class A	286,300	5,854,835
Moog, Inc., Class A*	45,000	1,328,400
Precision Castparts Corp.	200,000	10,620,000
Sequa Corp., Class A*	82,000	4,838,000
Sequa Corp., Class B*	43,000	2,548,180

		36,368,935

Air Freight & Logistics (0.6%)
Park-Ohio Holdings Corp.*	212,000	3,722,720

Building Products (0.3%)
Griffon Corp.*	35,000	861,000
Water Pik Technologies Inc.*	30,000	609,000

		1,470,000

Commercial Services & Supplies (3.6%)
Adesa, Inc.	120,000	2,652,000
ACCO Brands Corp.*	50,000	1,411,000
Allied Waste Industries, Inc.*	160,000	1,352,000
Central Parking Corp.	154,600	2,311,270
Concorde Career Colleges, Inc.*	54,000	828,900
GP Strategies Corp.*	40,000	360,400
Imagistics International, Inc.*	20,000	837,000
Nashua Corp.*	103,000	638,600
Republic Services, Inc.	95,000	3,352,550
Rollins, Inc.	360,000	7,027,200

		20,770,920

Construction & Engineering (0.2%)
Xanser Corp.*	350,000	1,085,000

Electrical Equipment (4.9%)
A.O. Smith Corp.	12,000	342,000
A.O. Smith Corp., Class A	8,000	224,000
Acuity Brands, Inc.	50,000	1,483,500
Ametek, Inc.	150,000	6,445,500
Baldor Electric Co.	60,000	1,521,000
C&D Technology, Inc.	15,000	141,150
Franklin Electric Co., Inc.	87,000	3,600,930
Lamson & Sessions Co.*	245,000	4,488,400
Roper Industries, Inc.	44,000	1,728,760
SL Industries, Inc.*	50,000	713,500

EQ ADVISORS TRUST

EQ/SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Thomas & Betts Corp.*	235,000	$8,086,350

		28,775,090

Industrial Conglomerates (0.9%)
Alleghany Corp.*	4,200	1,285,200
Standex International Corp.	55,000	1,448,150
Tredegar Corp.	202,300	2,631,923

		5,365,273

Machinery (8.5%)
Ampco-Pittsburgh Corp.	172,600	2,675,300
Baldwin Technology Co.*	270,000	1,163,700
CIRCOR International, Inc.	100,000	2,745,000
Clarcor, Inc.	390,000	11,200,800
CNH Global N.V.	96,200	1,895,140
Crane Co.	105,000	3,122,700
Donaldson Co., Inc.	40,000	1,221,200
Flowserve Corp.*	160,000	5,816,000
Gorman-Rupp Co.	39,925	960,196
Graco, Inc.	122,000	4,182,160
Idex Corp.	91,000	3,872,050
Navistar International Corp.*	30,000	972,900
Oshkosh Truck Corp.	12,000	517,920
Robbins & Myers, Inc.	115,000	2,585,200
Tennant Co.	50,000	2,049,000
Watts Water Technologies, Inc., Class A	163,000	4,702,550

		49,681,816

Trading Companies & Distributors (1.4%)
GATX Corp.	180,000	7,119,000
Hughes Supply, Inc.	2,000	65,200
Huttig Building Products, Inc.*	44,000	398,200
Industrial Distribution Group, Inc.*	70,000	645,400

		8,227,800

Total Industrials		155,467,554

Information Technology (3.0%)
Communications Equipment (0.7%)
Andrew Corp.*	6,000	66,900
Belden CDT, Inc.	80,000	1,554,400
Communications Systems, Inc.	79,200	891,000
FalconStor Software, Inc.*	90,000	545,400
Plantronics, Inc.	40,000	1,232,400

		4,290,100

Electronic Equipment & Instruments (1.6%)
CTS Corp.	225,500	2,728,550
Gerber Scientific, Inc.*	33,700	264,208
KEMET Corp.*	125,000	1,047,500
Methode Electronics, Inc.	70,000	806,400
Park Electrochemical Corp.	100,000	2,665,000
Paxar Corp.*	120,000	2,022,000

		9,533,658

IT Services (0.4%)
EdgewaterTechnology, Inc.*	310,000	1,478,700
Tyler Technologies, Inc.*	70,000	579,600

		2,058,300

Semiconductors & Semiconductor Equipment (0.1%)
California Micro Devices CP*	10,000	77,200
Monolithic System Technology, Inc.*	50,000	273,500

		350,700

Software (0.2%)
Amicas, Inc.*	130,000	702,000
Borland Software Corp.*	85,000	494,700
OpenTV Corp., Class A*	13,000	37,310

		1,234,010

Total Information Technology		17,466,768

Materials (5.4%)
Chemicals (3.5%)
Arch Chemicals, Inc.	45,000	$1,046,250
Chemtura Corp.	120,000	1,490,400
Core Molding Technologies, Inc.*	120,200	681,534
Cytec Industries, Inc.	5,000	216,900
Ferro Corp.	265,000	4,854,800
Hercules, Inc.*	245,000	2,993,900
MacDermid, Inc.	40,000	1,050,400
Material Sciences Corp.*	195,000	2,938,650
NewMarket Corp.*	20,000	346,800
Omnova Solutions, Inc.*	260,000	1,136,200
Scotts Miracle Gro Co., Class A	1,000	87,930
Sensient Technologies Corp.	185,000	3,505,750

		20,349,514

Containers & Packaging (1.4%)
Greif, Inc., Class A	90,000	5,409,000
Myers Industries, Inc.	235,100	2,736,564

		8,145,564

Metals & Mining (0.4%)
Barrick Gold Corp.	35,000	1,016,750
GrafTech International Ltd.*	200,000	1,086,000
Kinross Gold Corp.*	28,167	216,322
Novelis, Inc.	2,000	42,880

		2,361,952

Paper & Forest Products (0.1%)
Schweitzer-Mauduit International, Inc.	30,000	669,600

Total Materials		31,526,630

Telecommunication Services (3.2%)
Diversified Telecommunication Services (1.3%)
ALLTEL Corp.	33,000	2,148,630
ATX Communications, Inc.*†	30,000	342
Cincinnati Bell, Inc.*	500,000	2,205,000
Commonwealth Telephone Enterprises, Inc.	70,000	2,639,000
D&E Communications, Inc.	65,000	589,550

		7,582,522

Wireless Telecommunication Services (1.9%)
AO VimpelCom (ADR)*	67,000	2,977,480
Centennial Communications Corp.*	35,000	524,300
Nextel Partners, Inc., Class A*	35,000	878,500
Price Communications Corp.*	168,000	2,763,600
Rural Cellular Corp., Class A*	55,000	668,800
U.S. Cellular Corp.*	65,000	3,472,300

		11,284,980

Total Telecommunication Services		18,867,502

Utilities (3.0%)
Electric Utilities (2.0%)
Allegheny Energy, Inc.*	30,000	921,600
CH Energy Group, Inc.	46,000	2,184,080
Duquesne Light Holdings, Inc.	127,000	2,185,670
El Paso Electric Co.*	140,000	2,919,000
Westar Energy, Inc.	146,200	3,527,806

		11,738,156

Gas Utilities (0.3%)
AGL Resources, Inc.	6,000	222,660
SEMCO Energy, Inc.*	110,000	724,900
Southwest Gas Corp.	30,000	821,700

		1,769,260

Multi-Utilities & Unregulated Power(0.6%)
AES Corp.*	25,000	410,750
Aquila, Inc.*	400,000	1,584,000

EQ ADVISORS TRUST

EQ/SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Oneok, Inc.	40,000	$1,360,800

		3,355,550

Water Utilities (0.1%)
SJW Corp.	10,000	482,800

Total Utilities		17,345,766

Total Common Stocks (87.1%) (Cost $356,565,078)		507,415,962

	Principal Amount
SHORT-TERM INVESTMENTS:
Government Securities (11.5%)
U.S. Treasury Bills
3.16%, 10/6/05 (o)	$12,000,000	11,993,685
0.31%, 11/3/05 (o)	10,000,000	9,997,061
3.20%, 11/10/05 (o)	25,200,000	25,108,588
3.12%, 12/8/05 (o)	20,000,000	19,881,200

Total Government Securities		66,980,534

Time Deposit (1.7%)
JPMorgan Chase Nassau
3.32%, 10/3/05	10,045,942	10,045,942

Total Short-Term Investments (13.2%) (Amortized Cost $76,989,685)		77,026,476

Total Investments (100.3%) (Cost/Amortized Cost $433,554,763)		584,442,438
Other Assets Less Liabilities (-0.3%)		(1,935,157)

Net Assets (100%)		582,507,281

*	Non-income producing.

†	Securities (totaling $682 or 0.00% of net assets) valued at fair value.

‡	Affiliated company as defined under the Investment Company Act of 1940.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2005.

Glossary:

ADR — American Depositary Receipt

Investments in companies which were affiliates for the nine months ended September 30, 2005, were as follows:

Securities	Market Value December 31, 2004	Purchases at Cost	Sales at Cost	Market Value September 30, 2005	Dividend Income	Realized Gain (Loss)
Earl Scheib, Inc.	$790,000	$98,506	$—	$1,008,000	$—	$—

Investment security transactions for the nine months ended September 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$123,905,463
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$75,543,632

As of September 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$171,631,542
Aggregate gross unrealized depreciation	(24,409,811)

Net unrealized appreciation	$147,221,731

Federal income tax cost of investments	$437,220,707

For the nine months ended September 30, 2005, the Portfolio incurred approximately $205,527 as brokerage commissions with Gabelli & Co., Inc. an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/TCW EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (22.6%)
Hotels, Restaurants & Leisure (2.9%)
Starbucks Corp.*	159,825	$8,007,232

Internet & Catalog Retail (11.8%)
Amazon.com, Inc.*	364,230	16,499,619
eBay, Inc.*	403,200	16,611,840

		33,111,459

Media (7.9%)
Pixar*	220,600	9,818,906
XM Satellite Radio Holdings, Inc., Class A*	346,265	12,434,376

		22,253,282

Total Consumer Discretionary		63,371,973

Consumer Staples (3.7%)
Food & Staples Retailing (3.7%)
Wal-Mart Stores, Inc.	98,900	4,333,798
Walgreen Co.	138,200	6,004,790

Total Consumer Staples		10,338,588

Financials (15.5%)
Commercial Banks (2.9%)
Commerce Bancorp, Inc./New Jersey	270,050	8,287,835

Insurance (12.6%)
Aflac, Inc.	36,200	1,639,860
American International Group, Inc.	68,250	4,228,770
Progressive Corp.	281,285	29,470,229

		35,338,859

Total Financials		43,626,694

Health Care (12.1%)
Biotechnology (10.7%)
Amgen, Inc.*	137,500	10,954,625
Genentech, Inc.*	225,260	18,969,145

		29,923,770

Health Care Equipment & Supplies (1.4%)
Varian Medical Systems, Inc.*	103,640	4,094,816

Total Health Care		34,018,586

Industrials (5.5%)
Commercial Services & Supplies (3.8%)
Apollo Group, Inc., Class A*	158,400	10,516,176

Industrial Conglomerates (1.7%)
General Electric Co.	143,300	4,824,911

Total Industrials		15,341,087

Information Technology (38.3%)
Communications Equipment (7.9%)
Cisco Systems, Inc.*	289,500	$5,190,735
QUALCOMM, Inc.	378,200	16,924,450

		22,115,185

Computers & Peripherals (7.2%)
Dell, Inc.*	262,000	8,960,400
Network Appliance, Inc.*	467,560	11,099,874

		20,060,274

Internet Software & Services (12.0%)
Google, Inc., Class A*	39,400	12,468,524
Yahoo!, Inc.*	628,400	21,265,056

		33,733,580

Semiconductors & Semiconductor Equipment (5.4%)
Maxim Integrated Products, Inc.	205,965	8,784,407
Xilinx, Inc.	223,910	6,235,894

		15,020,301

Software (5.8%)
Adobe Systems, Inc.	213,300	6,367,005
Electronic Arts, Inc.*	174,000	9,898,860
Symantec Corp.*	3,515	79,650

		16,345,515

Total Information Technology		107,274,855

Total Common Stocks (97.7%) (Cost $190,125,964)		273,971,783

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (2.5%)
JPMorgan Chase Nassau 3.32%, 10/3/05 (Amortized Cost $6,842,211)	$6,842,211	6,842,211

Total Investments (100.02%) (Cost/Amortized Cost $ 196,968,175)		280,813,994
Other Assets Less Liabilities (-0.2%)		(472,256)

Net Assets (100%)		$280,341,738

*	Non-income producing.

EQ ADVISORS TRUST

EQ/TCW EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2005 (Unaudited)

Investment security transactions for the nine months ended September 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$23,734,754
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$32,648,063

As of September 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$102,841,990
Aggregate gross unrealized depreciation	(18,996,171)

Net unrealized appreciation	$83,845,819

Federal income tax cost of investments	$196,968,175

The Portfolio has a net capital loss carryforward of $150,263,864 of which $27,118,232 expires in the year 2009, $62,598,018 expires in the year 2010, $42,657,049 expires in the year 2011, and $17,890,565 expires in the year 2012.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2004 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (12.9%)
Auto Components (2.2%)
BorgWarner, Inc.	17,100	$965,466
Johnson Controls, Inc.	38,100	2,364,105

		3,329,571

Hotels, Restaurants & Leisure (1.4%)
Carnival Corp.	43,000	2,149,140

Internet & Catalog Retail (1.4%)
Expedia, Inc.*	73,300	1,452,073
IAC/InterActiveCorp.*	27,100	686,985

		2,139,058

Media (6.6%)
Clear Channel Communications, Inc.	48,400	1,591,876
Dex Media, Inc.	35,000	972,650
DIRECTV Group, Inc.*	50,500	756,490
Omnicom Group, Inc.	35,100	2,935,413
Time Warner, Inc.	139,300	2,522,723
Univision Communications, Inc., Class A*	56,900	1,509,557

		10,288,709

Multiline Retail (1.3%)
Kohl’s Corp.*	41,000	2,057,380

Total Consumer Discretionary		19,963,858

Consumer Staples (5.0%)
Food & Staples Retailing (3.9%)
7-Eleven, Inc.*	16,200	576,882
Costco Wholesale Corp.	73,900	3,184,351
Kroger Co.*	107,500	2,213,425

		5,974,658

Household Products (1.1%)
Kimberly-Clark Corp.	29,800	1,773,994

Total Consumer Staples		7,748,652

Energy (4.0%)
Energy Equipment & Services (0.6%)
Baker Hughes, Inc.	14,100	841,488

Oil, Gas & Consumable Fuels (3.4%)
Exxon Mobil Corp.	41,400	2,630,556
Marathon Oil Corp.	39,000	2,688,270

		5,318,826

Total Energy		6,160,314

Financials (21.4%)
Capital Markets (4.6%)
Mellon Financial Corp.	94,900	3,033,953
Morgan Stanley	76,900	4,147,986

		7,181,939

Commercial Banks (5.7%)
Fifth Third Bancorp.	67,300	2,471,929
PNC Financial Services Group, Inc.	33,000	1,914,660
Wells Fargo & Co.	74,700	4,375,179

		8,761,768

Diversified Financial Services (6.1%)
Citigroup, Inc.	136,900	6,231,688
JPMorgan Chase & Co.	95,200	3,230,136

		9,461,824

Insurance (3.1%)
American International Group, Inc.	52,900	3,277,684
Hartford Financial Services Group, Inc.	20,500	1,581,985

		4,859,669

Thrifts & Mortgage Finance (1.9%)
Freddie Mac	51,100	$2,885,106

Total Financials		33,150,306

Health Care (20.0%)
Biotechnology (2.6%)
Cephalon, Inc.*	27,300	1,267,266
Genzyme Corp.*	37,800	2,707,992

		3,975,258

Health Care Equipment & Supplies (0.9%)
Medtronic, Inc.	19,400	1,040,228
Waters Corp.*	9,000	374,400

		1,414,628

Health Care Providers & Services (6.7%)
Caremark Rx, Inc.*	25,200	1,258,236
Medco Health Solutions, Inc.*	36,500	2,001,295
UnitedHealth Group, Inc.	85,500	4,805,100
WellPoint, Inc.*	30,300	2,297,346

		10,361,977

Pharmaceuticals (9.8%)
Allergan, Inc.	37,100	3,399,102
Bristol-Myers Squibb Co.	47,600	1,145,256
Johnson & Johnson	86,800	5,492,704
Mylan Laboratories, Inc.	105,200	2,026,152
Wyeth.	68,900	3,188,003

		15,251,217

Total Health Care		31,003,080

Industrials (10.1%)
Aerospace & Defense (2.5%)
Lockheed Martin Corp.	34,800	2,124,192
Northrop Grumman Corp.	31,400	1,706,590

		3,830,782

Air Freight & Logistics (1.4%)
FedEx Corp.	25,200	2,195,676

Building Products (2.0%)
Masco Corp.	101,700	3,120,156

Commercial Services & Supplies (0.8%)
Cendant Corp.	58,000	1,197,120

Machinery (1.9%)
Illinois Tool Works, Inc.	35,500	2,922,715

Road & Rail (1.5%)
Burlington Northern Santa Fe Corp.	39,800	2,380,040

Total Industrials		15,646,489

Information Technology (10.0%)
Computers & Peripherals (1.0%)
Hewlett-Packard Co.	55,200	1,611,840

Electronic Equipment & Instruments (1.1%)
Mettler-Toledo International, Inc.*	31,900	1,626,262

IT Services (1.2%)
Accenture Ltd., Class A*	74,800	1,904,408

Semiconductors & Semiconductor Equipment (1.5%)
Applied Materials, Inc.	77,700	1,317,792
Xilinx, Inc.	35,800	997,030

		2,314,822

Software (5.2%)
Microsoft Corp.	184,200	4,739,466
Oracle Corp.*	157,800	1,955,142
Symantec Corp.*	57,034	1,292,390

		7,986,998

Total Information Technology		15,444,330

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2004 (Unaudited)

	Number of Shares	Value (Note 1)
Telecommunication Services (4.1%)
Diversified Telecommunication Services (4.1%)
SBC Communications, Inc.	75,300	$1,804,941
Sprint Nextel Corp.	194,434	4,623,640

Total Telecommunication Services		6,428,581

Utilities (7.6%)
Electric Utilities (5.9%)
American Electric Power Co., Inc.	37,900	1,504,630
Exelon Corp.	80,900	4,323,296
FirstEnergy Corp.	51,000	2,658,120
Pepco Holdings, Inc.	29,600	688,792

		9,174,838

Gas Utilities (0.6%)
NiSource, Inc.	37,700	914,225

Multi-Utilities & Unregulated Power (1.1%)
Sempra Energy	35,900	1,689,454

Total Utilities		11,778,517

Total Common Stocks (95.1%) (Cost $125,419,244)		147,324,127

INVESTMENT COMPANIES:
Exchange Traded Funds (3.0%)
S&P 500 Depositary Receipts	38,000	4,669,440

Total Investment Companies (3.0%) (Cost $4,652,864)		$4,669,440

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (2.9%)
JPMorgan Chase Nassau 3.32%, 10/3/05 (Amortized Cost $4,578,082)	$4,578,082	$4,578,082

Total Investments (101.0%) (Cost/Amortized Cost $134,650,190)		156,571,649
Other Assets Less Liabilities (-1.0%)		(1,613,103)

Net Assets (100%)		$154,958,546

*	Non-income producing.

Investment security transactions for the nine months ended September 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$57,102,953
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$38,175,521

As of September 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$25,296,815
Aggregate gross unrealized depreciation	(3,566,014)

Net unrealized appreciation	$21,730,801

Federal income tax cost of investments	$134,840,848

For the nine months ended September 30, 2005, the Portfolio incurred approximately $219 as brokerage commissions with UBS AG, an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $44,321,445 of which $27,673,110 expires in the year 2010, and $ 16,648,335 expires in the year 2011.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/VAN KAMPEN COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.1%)
Hotels, Restaurants & Leisure (0.4%)
McDonald’s Corp.	8,300	$277,967

Leisure Equipment & Products (0.7%)
Mattel, Inc.	25,600	427,008

Media (7.5%)
Clear Channel Communications, Inc.	41,700	1,371,513
Gannett Co., Inc.	3,400	234,022
Liberty Media Corp., Class A*	112,700	907,235
Time Warner, Inc.	64,300	1,164,473
Tribune Co.	6,800	230,452
Walt Disney Co.	46,400	1,119,632

		5,027,327

Specialty Retail (0.4%)
Best Buy Co., Inc.	5,700	248,121

Textiles, Apparel & Luxury Goods (0.1%)
Jones Apparel Group, Inc.	3,000	85,500

Total Consumer Discretionary		6,065,923

Consumer Staples (11.2%)
Beverages (2.0%)
Anheuser-Busch Cos., Inc.	5,400	232,416
Coca-Cola Co.	25,600	1,105,664

		1,338,080

Food & Staples Retailing (1.8%)
Wal-Mart Stores, Inc.	27,100	1,187,522

Food Products (4.0%)
Kraft Foods, Inc., Class A	32,000	978,880
Unilever N.V. (N.Y. Shares)	23,700	1,693,365

		2,672,245

Household Products (1.6%)
Kimberly-Clark Corp.	18,600	1,107,258

Tobacco (1.8%)
Altria Group, Inc.	16,100	1,186,731

Total Consumer Staples		7,491,836

Energy (0.9%)
Energy Equipment & Services (0.5%)
GlobalSantaFe Corp.	1,800	82,116
Halliburton Co.	3,400	232,968

		315,084

Oil & Gas (0.4%)
Total S.A. (ADR)	2,000	271,640

Total Energy		586,724

Financials (22.3%)
Capital Markets (1.8%)
Bank of New York Co., Inc.	25,700	755,837
Lehman Brothers Holdings, Inc.	100	11,648
Merrill Lynch & Co., Inc.	6,800	417,180

		1,184,665

Commercial Banks (7.5%)
Bank of America Corp.	53,900	2,269,190
PNC Financial Services Group, Inc.	6,200	359,724
Wachovia Corp.	17,900	851,861
Wells Fargo & Co.	25,700	1,505,249

		4,986,024

Diversified Financial Services (4.3%)
Citigroup, Inc.	47,300	2,153,096
JPMorgan Chase & Co.	20,800	705,744

		2,858,840

Insurance (4.6%)
Ambac Financial Group, Inc.	1,100	$79,266
American International Group, Inc.	10,600	656,776
Assurant, Inc.	1,100	41,866
Berkshire Hathaway, Inc., Class B*	100	273,100
Chubb Corp.	18,600	1,665,630
Genworth Financial, Inc., Class A	2,400	77,376
Hartford Financial Services Group, Inc.	100	7,717
MetLife, Inc.	2,300	114,609
St. Paul Travelers Cos., Inc.	3,800	170,506

		3,086,846

Thrifts & Mortgage Finance (4.1%)
Fannie Mae	6,400	286,848
Freddie Mac	44,100	2,489,886

		2,776,734

Total Financials		14,893,109

Health Care (17.8%)
Health Care Equipment & Supplies (0.3%)
Boston Scientific Corp.*	9,400	219,678

Health Care Providers & Services (1.5%)
AmerisourceBergen Corp.	7,700	595,210
Cardinal Health, Inc.	6,200	393,328

		988,538

Pharmaceuticals (16.0%)
Bristol-Myers Squibb Co.	106,800	2,569,608
GlaxoSmithKline plc (ADR)	60,300	3,092,184
Pfizer, Inc.	39,000	973,830
Roche Holding AG (ADR)	20,500	1,430,900
Sanofi-Aventis (ADR)	14,700	610,785
Schering-Plough Corp.	41,700	877,785
Wyeth	24,400	1,128,988

		10,684,080

Total Health Care		11,892,296

Industrials (0.4%)
Airlines (0.4%)
Southwest Airlines Co.	18,900	280,665

Total Industrials		280,665

Information Technology (4.8%)
Communications Equipment (0.5%)
Cisco Systems, Inc.*	19,700	353,221

Computers & Peripherals (2.0%)
Dell, Inc.*	14,600	499,320
Hewlett-Packard Co.	7,400	216,080
International Business Machines Corp.	6,800	545,496
Lexmark International, Inc., Class A*	1,100	67,155

		1,328,051

IT Services (1.8%)
Affiliated Computer Services, Inc., Class A*	14,200	775,320
First Data Corp.	10,100	404,000

		1,179,320

Software (0.5%)
Microsoft Corp.	12,300	316,479

Total Information Technology		3,177,071

Materials (11.9%)
Chemicals (3.7%)
Dow Chemical Co.	18,600	775,062
DuPont (E.I.) de Nemours & Co.	32,000	1,253,440

EQ ADVISORS TRUST

EQ/VAN KAMPEN COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Rohm & Haas Co.	10,600	$435,978

		2,464,480

Metals & Mining (1.9%)
Alcoa, Inc.	52,900	1,291,818

Paper & Forest Products (6.3%)
Georgia-Pacific Corp.	66,100	2,251,366
International Paper Co.	65,045	1,938,341

		4,189,707

Total Materials		7,946,005

Telecommunication Services (9.2%)
Diversified Telecommunication Services (9.2%)
SBC Communications, Inc.	96,900	2,322,693
Sprint Nextel Corp.	65,800	1,564,724
Verizon Communications, Inc.	68,700	2,245,803

Total Telecommunication Services		6,133,220

Utilities (2.6%)
Electric Utilities (1.0%)
American Electric Power Co., Inc.	17,000	674,900

Multi-Utilities & Unregulated Power (1.6%)
Constellation Energy Group, Inc.	5,500	338,800
Dominion Resources, Inc.	4,800	413,472
Public Service Enterprise Group, Inc.	4,200	270,312

		1,022,584

Total Utilities		1,697,484

Total Common Stocks (90.2%) (Cost $60,783,078)		60,164,333

SHORT-TERM INVESTMENTS:
Government Security (9.5%)
Federal National Mortgage Association
3.50%, 10/3/05 (o)	$6,300,000	$6,298,163

Time Deposit (1.9%)
JPMorgan Chase Nassau
3.32%, 10/3/05	1,261,968	1,261,968

Total Short-Term Investments (11.4%) (Amortized Cost $7,560,743)		7,560,131

Total Investments (101.6%) (Cost/Amortized Cost $68,343,821)		67,724,464

Other Assets Less Liabilities (-1.6%)		(1,040,758)

Net Assets (100%)		$66,683,706

*	Non-income producing.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2005.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the period ended September 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$62,788,387
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$2,221,218

As of September 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,194,838
Aggregate gross unrealized depreciation	(1,814,195)

Net unrealized depreciation	$(619,357)

Federal income tax cost of investments	$68,343,821

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/VAN KAMPEN EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Austria (0.4%)
Raiffeisen International Bank Holding AG*	58,026	$3,886,226

Brazil (13.1%)
All America Latina Logistica S.A.	97,330	3,877,166
Banco Itau Holding Financeira S.A. (ADR)	103,980	12,338,267
Banco Itau Holding Financeira S.A. (Preference)	26,957	6,423,620
Centrais Electricas Brasileiras SA 2.73%	209,608,000	4,075,829
Cia Energetica de Minas Gerais S.A. (ADR)	102,400	3,899,392
Cia Energetica de Minas Gerais S.A. (Preference)	8,854,910	336,795
Cia Vale do Rio Doce (Preference)	5,314	207,188
Cia Vale do Rio Doce (Sponsored ADR)	684,764	26,644,167
CPFL Energia S.A.	272,215	2,905,146
CPFL Energia S.A. (ADR)	28,940	921,739
Embratel Participacoes S.A. (Preference)	1,597,845,200	3,711,152
Empresa Brasileira de Aeronautica S.A. (ADR)	253,320	9,778,152
Gerdau S.A. (Preference)	268,150	4,007,193
Gerdau S.A. (Preference) (Sponsored ADR)	123,855	1,849,155
Lojas Arapua S.A. (Preference)*† (b)	1,248,000	—
Petroleo Brasileiro S.A. (ADR)	269,483	19,265,340
Petroleo Brasileiro S.A. (Preference ADR)	384,994	24,543,367
Petroleo Brasileiro S.A. (Preference)	194,864	3,119,894
Telesp Celular Participacoes S.A. (Preference)*	746,996	2,982,402
Uniao de Bancos Brasileiros S.A.	53,900	2,835,140
Uniao de Bancos Brasileiros S.A.	93,843	990,533
Uniao de Bancos Brasileiros S.A. (GDR)	127,050	6,682,830

		141,394,467

Chile (0.7%)
Enersis S.A. (ADR)	641,240	7,335,786

China (2.2%)
Air China Ltd.*	2,104,000	650,910
China Life Insurance Co., Ltd., Class H*^	4,966,000	3,840,804
China TechFaith Wireless Communication Technology Ltd. (ADR)*	63,500	600,075
Foxconn International Holdings Ltd.*^	1,124,000	1,217,054
Hainan Meilan International Airport Co., Ltd., Class H	1,554,000	826,303
Huadian Power International Co.	7,250,000	2,009,281
Lianhua Supermarket Holdings Co., Ltd., Class H^	1,341,000	$1,555,735
PetroChina Co. Ltd.	9,284,000	7,778,802
Ping An Insurance Group Co. of China Ltd., Class H §	2,063,000	3,603,319
Wumart Stores, Inc., Class H	684,000	1,472,437

		23,554,720

Colombia (0.4%)
BanColombia S.A. (ADR)	182,210	3,999,509

Egypt (0.4%)
Eastern Tobacco	117,378	4,483,799

Greece (0.0%)
Hellenic Telecommunications S.A. (ADR)*	1	10

Hong Kong (3.0%)
Asia Aluminum Holdings Ltd.	19,464,000	2,007,180
China Mobile (Hong Kong) Ltd.	1,587,000	7,773,646
China Resources Power Holdings Co.	4,922,000	3,140,589
Fountain Set (Holdings) Ltd.	3,021,000	1,470,049
Global Bio-Chem Technology Group Co., Ltd.	8,913,000	4,078,650
GOME Electrical Appliances Holdings Ltd.^	5,092,000	3,068,557
Grande Holdings Ltd.	1,350,000	1,096,323
Hopewell Highway Infrastructure Ltd.^	3,233,000	2,292,095
Kingboard Chemicals Holdings Ltd.	1,229,000	3,065,470
Moulin International Holdings. ^†	1,136,000	—
Shougang Concord Century Holdings Ltd.	8,346,000	527,155
TPV Technology Ltd.	4,981,000	3,449,405
Victory City International Holdings Ltd.	2,314,000	626,393

		32,595,512

Hungary (0.3%)
Gedeon Richter Rt.	17,418	3,146,742

India (7.2%)
ABB Ltd. (India)*(i)	99,490	3,869,169
Aventis Pharma Ltd./India	68,796	2,268,007
Bharat Heavy Electricals Ltd.	388,744	10,823,645
Cipla Ltd.	311,500	2,692,723
Container Corp. of India Ltd.	113,442	3,431,643
GlaxoSmithkline Pharmaceuticals Ltd.	100,167	2,018,947
Glenmark Pharmaceuticals Ltd.	280,000	2,025,247
Gujarat Ambuja Cements, Ltd.	737,000	1,286,586
Gujarat Ambuja Cements, Ltd.(GDR)	1,222,500	1,956,000
HDFC Bank Ltd.	243,000	3,800,174
Hero Honda Motors Ltd.	269,215	4,543,558
Hindalco Industries, Ltd.	742,070	2,482,006
Hindustan Lever Ltd.	758,869	3,126,785
Housing Development Finance Corp.	169,000	3,996,380
Infosys Technologies Ltd.	146,180	8,368,817
ITC Ltd.	495,000	1,539,662
ITC Ltd. (GDR)	435,000	1,392,000
Mahanager Telephone Nigam	687,000	1,992,323

EQ ADVISORS TRUST

EQ/VAN KAMPEN EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Mahindra & Mahindra Ltd.	423,000	$3,639,253
Oil & Natural Gas Corp., Ltd.	22,450	541,731
Punjab National Bank†	274,628	2,959,786
Reliance Industries (GDR)(b)	30,000	1,078,500
Siemens India Ltd.	44,000	2,625,989
UTI Bank Ltd.	250,000	1,509,724
UTIi Bank Ltd. (GDR)*	158,000	940,100
Wipro Ltd.	329,000	2,782,263

		77,691,018

Indonesia (0.3%)
PT Bank Central Asia Tbk	6,308,000	2,114,927
PT Bumi Resources Tbk	12,343,000	1,079,563
PT Gudang Garam Tbk	575,000	609,086

		3,803,576

Israel (0.7%)
Check Point Software Technologies Ltd.*	320,119	7,785,294
ECI Telecom Ltd.*	1	8

		7,785,302

Malaysia (1.5%)
Bandar Raya Developments BHD	1,605,000	511,011
Commerce Asset Holding Bhd	1,391,000	2,066,755
Magnum Corp. Bhd	2,721,000	1,494,420
MK Land Holdings BHD	2,959,000	702,655
Resorts World Bhd	577,000	1,684,001
Road Builder (M) Holdings BHD	969,000	506,482
SP Setia Bhd	1,777,000	1,829,334
Tenaga Nasional Bhd	1,601,100	4,587,922
YTL Corp. Bhd	2,088,400	3,047,546

		16,430,126

Mexico (10.3%)
America Movil S.A. de C.V. (ADR)	1,170,080	30,796,506
Empresas ICA Sociedad Controladora S.A. de C.V. (ADR)*	136,200	307,812
Empresas ICA Sociedad Controladora S.A.de C.V.*	3,308,300	1,260,901
Fomento Economico Mexicano S.A. de C.V. (ADR)	151,900	10,620,848
Grupo Financiero Banorte S.A. de C.V.	421,080	3,753,294
Grupo Televisa S.A. (ADR)	199,400	14,298,974
Grupo Televisa S.A. (ADR)	182,890	13,115,042
Kimberly-Clark de Mexico S.A. de C.V.	1,008,750	3,797,902
Wal-Mart de Mexico S.A. de C.V., Series C (ADR)	50,025	2,544,011
Wal-Mart de Mexico S.A. de C.V., Series V	6,110,943	31,077,058

		111,572,348

Morocco (0.8%)
Attijariwafa Bank	4,999	592,213
Banque Marocaine du Commerce Exterieur	43,100	3,335,917
Maroc Telecom*	44,900	475,559
ONA S.A.	40,900	$4,390,465

		8,794,154

Netherlands (0.4%)
Efes Breweries International N.V. (GDR)*	130,504	4,649,857

Poland (3.6%)
Agora S.A.	258,259	5,407,899
Bank Pekao S.A.	133,208	7,383,581
Polski Koncern Naftowy Orlen	163,296	3,359,048
Powszechna Kasa Oszczednosci Bank Polski S.A.	779,190	7,558,196
Telekomunikacja Polska S.A.	72,874	569,994
Telekomunikacja Polska S.A.	1,107,900	8,586,225
Telekomunikacja Polska S.A. (GDR)	112,600	880,712
TVN S.A.*	301,758	5,296,609

		39,042,264

Russia (9.7%)
LUKOIL (ADR)	437,356	25,257,309
LUKOIL (ADR)	389,500	22,493,625
Mobile Telesystems OJSC (ADR) §	287,380	11,690,618
Novatek OAO (GDR)*§	122,117	2,869,750
NovaTek OAO (GDR)*	65,021	1,554,002
OAO Gazprom (ADR)^	11,300	760,490
OAO Gazprom (ADR) (Registered)	53,400	3,577,800
Pyaterochka Holding N.V. (GDR)* §	542,967	11,033,089
Sberbank RF (GDR)*	124,850	11,665,719
Sberbank RF (GDR)*	27,873	2,661,872
Surgutneftegaz (ADR)	127,831	6,858,133
Wimm-Bill-Dann Foods OJSC (ADR)*	274,600	5,272,320

		105,694,727

South Africa (12.0%)
African Bank Investments Ltd.	2,545,600	8,508,423
Aveng Ltd.	2,297,900	6,054,049
Barloworld Ltd.	332,400	6,079,997
Edgars Consolidated Stores Ltd.	1,497,700	7,479,431
Harmony Gold Mining Co., Ltd. (ADR)*	132,700	1,451,738
Harmony Gold Mining Co., Ltd.*	553,777	6,227,890
Impala Platinum Holdings Ltd.	47,520	5,403,992
J.D. Group, Ltd.	236,500	2,884,781
Lewis Group Ltd.	68,200	461,267
Massmart Holdings Ltd.	983,700	8,355,191
Mittal Steel South Africa, Ltd.	100	891
MTN Group Ltd.	1,975,780	16,374,451
Murray & Roberts Holdings Ltd.	1,427,800	4,412,959
Naspers Ltd.	747,800	12,231,424
Pretoria Portland Cement Co., Ltd.	106,400	4,870,063
Sanlam Ltd.	7,600	15,301
Shoprite Holdings Ltd.	1,768,400	4,798,103
Standard Bank Group Ltd.	1,549,905	17,064,874
Steinhoff International Holdings Ltd.	2,741,080	8,493,524
Tiger Brands Ltd.	391,990	8,619,501

		129,787,850

EQ ADVISORS TRUST

EQ/VAN KAMPEN EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
South Korea (11.2%)
Cheil Industries, Inc.	194,680	$4,187,069
Daelim Industrial Co.	15,450	1,091,810
Doosan Heavy Industries and Construction Co., Ltd.	238,670	4,514,449
Doosan Infracore Co., Ltd.	127,520	1,444,778
GS Engineering & Construction Corp.	181,120	7,234,366
Handsome Co., Ltd.	71,040	729,840
Hankook Tire Co., Ltd.	424,140	5,619,906
Hanmi Pharm Co., Ltd.	15,130	1,419,300
Hyundai Heavy Indstries	41,610	3,100,275
Hyundai Mobis	77,540	6,380,392
Hyundai Motor Co.	79,120	6,191,339
Hyundai Motor Co. (Non-Voting)	48,190	2,554,093
KIA Motors Corp.	195,540	3,661,095
Korean Air Lines Co., Ltd.	65,820	1,200,749
KT&G Corp.	154,580	6,708,609
Orion Corp.	38,921	6,913,476
Pusan Bank	205,120	2,235,345
S-Oil Corp.	28,230	2,317,489
Samsung Electronics Co., Ltd.	38,329	21,639,416
Samsung Electronics Co., Ltd. (Non-Voting)	17,504	7,630,164
Samsung Fire & Marine Insurance Co., Ltd.	21,870	2,267,844
Samsung Heavy Industries Co., Ltd.	104,240	1,521,313
Samsung SDI Co., Ltd.	49,440	5,150,494
Shinhan Financial Group Co., Ltd.	243,450	8,485,103
SK Corp.	79,090	4,594,282
STX Shipbuilding Co., Ltd.	97,760	2,205,819

		120,998,815

Taiwan (8.7%)
Asia Optical Co., Inc.	552,400	3,528,915
AU Optronics Corp.	5,261,540	6,817,623
AU Optronics Corp. (ADR)	111,500	1,445,040
Catcher Technology Co., Ltd.	119,713	867,577
Cathay Financial Holding Co., Ltd.	2,742,000	5,114,577
Cheng Shin Rubber Industry Co., Ltd.	1,434,440	1,169,234
China Steel Corp.	5,334,000	4,757,692
Chinatrust Financial Holding Co., Ltd.	4,094,647	3,528,858
Compal Electronics Inc.	3,971,000	3,918,888
CTCI Corp.	2,148,895	1,003,687
Cyberlink Corp.	363,000	959,308
Delta Electronics, Inc.	2,820,103	4,818,365
Delta Electronics, Inc. (GDR)	171,672	1,476,379
Eva Airways Corp.	657	260
Far EasTone Telecommunications Co., Ltd.	1,802,000	2,041,711
Hon Hai Precision Industry Co., Ltd.	1,421,967	6,620,178
Infortrend Technology, Inc.	1,166,911	2,042,986
Kaulin Manufacturing Co., Ltd.	869,355	822,581
Largan Precision Co., Ltd.	318,528	2,850,727
MediaTek, Inc.	691,477	6,521,894
Phoenixtec Power Co., Ltd.	1,411,845	1,382,681
Polaris Securities Co., Ltd.	2,522,137	980,415
Radiant Opto- Electronics Corp.	705,386	1,759,984
Shin Kong Financial Holdings Co., Ltd.	9,433,606	$7,959,530
Springsoft, Inc.	1,140,407	1,917,546
Taishin Financial Holdings Co., Ltd.	3,387,921	1,985,658
Taiwan Mobile Co., Ltd.	2,341,000	2,229,154
Tsann Kuen Enterprise Co.	1,659,897	2,655,995
United Microelectronics Corp.	15,500,659	9,949,045
Vanguard International Semiconductor Corp.	3,611,574	2,503,087
Yang Ming Marine Transport	843,000	533,456

		94,163,031

Thailand (3.3%)
Advanced Information Service PCL (Foreign)	1,595,900	4,197,180
Asian Property Development PCL (Foreign)	9,143,400	806,017
Bangkok Bank PCL (Foreign)	1,566,900	4,349,850
Banpu PCL (Foreign)	176,100	690,420
CH Karnchang PCL	3,077,100	974,122
CP Seven Eleven PCL	12,718,200	1,920,196
Italian-Thai Development PCL (Foreign)	12,224,000	2,917,209
Kasikornbank PCL (Foreign)	2,152,400	3,511,769
Lalin Property PCL (Foreign)	2,622,000	319,250
Land and Houses PCL (Foreign)	6,411,100	1,412,893
MBK PCL (Foreign)	488,700	565,281
PTT PCL (Foreign)	845,800	5,025,574
Siam City Bank PCL (Foreign)	2,513,400	1,637,245
Siam Commercial Bank PCL (Foreign)	1,065,200	1,335,877
Siam Makro PCL (Foreign)	219,900	337,360
Sino Thai Engineering & Construction PCL (Foreign)	2,551,100	782,756
Thai Oil PCL (Foreign)	901,200	1,645,927
Total Access Communication PCL*	896,000	2,885,120
True Corp. PCL (Foreign)*	3,571,400	682,710

		35,996,756

Turkey (4.3%)
Akcansa Cimento A.S.	967,736	5,213,514
BIM Birlesik Magazalar A.S.*	183,460	4,600,985
Dogan Yayin Holdings*	1,715,611	4,461,927
Enka Insaat ve Sanayi A.S.	172,155	1,880,497
Haci Omer Sabanci Holding A.S.	357,000	1,843,693
Hurriyet Gazetecilik A.S.	1,831,096	5,442,604
Trakya Cam Sanayi A.S.	291,091	1,038,259
Turk Hava Yollari*	1,351,680	7,231,726
Turkiye Garanti Bankasi A.S.*	2,398,542	7,164,881
Yapi Ve Kredi Bankasi*	1,915,973	7,972,839

		46,850,925

United Kingdom (0.4%)
Highland Golg Mining Ltd.	1,010,500	3,938,787

United States (0.4%)
Central European Distribution Corp.*	101,400	4,318,626

Total Common Stocks (95.3%) (Cost $777,189,150)		1,031,914,933

EQ ADVISORS TRUST

EQ/VAN KAMPEN EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2005 (Unaudited)

	Number of Rights	Value (Note 1)
RIGHTS:
United States (0.0%)
STX Shipbuilding Co. Ltd., expiring 8/15/08*† (Cost $0)	23,019	$185,434

	Number of Warrants
WARRANTS:
Thailand (0.0%)
Sino Thai Engineering & Construction plc*, expiring 4/18/08*† (Cost $23,615)	308,016	30,752

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (0.7%)
New York Life Insurance
3.80%, 1/3/06 (l)	$1,000,000	1,000,000
Nomura Securities
3.87%, 10/3/05	5,312,601	5,312,601
Swedbank N.Y.
3.76%, 7/14/06 (l)	999,560	999,560

Total Short-Term Investments (0.7%) (Amortized Cost $7,312,161)		7,312,161

Total Investments (96.0%) (Cost/Amortized Cost $787,641,188)		1,039,443,280
Other Assets Less Liabilities (4.0%)		43,767,321

Net Assets (100%)		$1,083,210,601

Market Sector Diversification
As a Percentage of Total Net Assets
Consumer Discretionary	12.9%
Consumer Staples	11.9
Energy	12.6
Financials	16.7
Health Care	1.6
Industrials	10.4
Information Technology	10.5
Materials	6.5
Telecommunications Services	9.2
Utilities	3.0
Cash and Other	4.7

100.0%

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $3,175,972 or 0.29% of net assets) valued at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2005, the market value of these securities amounted to $29,196,776 or 2.70% of net assets. Securities denoted with “§” but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid security.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2005.

(i)	Dematerialized-Securities changed from paper to electronic format.

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

EQ ADVISORS TRUST

EQ/VAN KAMPEN EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2005 (Unaudited)

At September 30, 2005 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Amount (000’s)	Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
European Union, expiring 11/14,05	19,000	$25,306,543	$22,953,583	$(2,352,960)
South Africa Rand, expiring 11/14/05	150,594	23,555,884	23,602,042	46,158

				$(2,306,802)

Foreign Currency Sell Contracts
European Union, expiring 11/14/05	(18,426)	$(23,555,884)	$(22,260,192)	$1,295,692
South Africa Rand, expiring 11/14/05	(150,594)	(25,306,543)	(23,602,041)	1,704,502
South Africa Rand, expiring 11/14/05	(150,594)	23,555,340	(23,602,042)	(46,702)

				$2,953,492

Investment security transactions for the nine months ended September 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$543,872,085
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$289,285,606

As of September 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$268,797,206
Aggregate gross unrealized depreciation	(19,130,092)

Net unrealized appreciation	$249,667,114

Federal income tax cost of investments	$789,776,166

At September 30, 2005, the Portfolio had loaned securities with a total value of $6,841,515. This was secured by collateral of $7,312,161 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the nine months ended September 30, 2005, the Portfolio incurred approximately $ 8,336 as brokerage commissions with Morgan Stanley & Co., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $42,116,192 of which $13,245,222 expires in the year 2009, and $28,870,970 expires in the year 2010.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/VAN KAMPEN MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (25.4%)
Automobiles (1.3%)
Harley-Davidson, Inc.	6,325	$306,383

Hotels, Restaurants & Leisure (11.4%)
Cheesecake Factory, Inc.*	6,608	206,434
Gaylord Entertainment Co.*	4,245	202,274
International Game Technology	23,212	626,724
International Speedway Corp., Class A	5,126	268,961
P.F. Chang’s China Bistro, Inc.*	6,556	293,906
Penn National Gaming, Inc.*	7,747	241,009
Station Casinos, Inc.	7,093	470,692
Wynn Resorts Ltd.*	7,681	346,797

		2,656,797

Household Durables (3.1%)
Desarrolladora Homex SA de CV (ADR)*	9,960	305,871
NVR, Inc.*	481	425,661

		731,532

Internet & Catalog Retail (1.1%)
Expedia, Inc.*	6,020	119,256
Shanda Interactive Entertainment Ltd. (ADR)*	5,143	139,118

		258,374

Leisure Equipment & Products (0.8%)
SCP Pool Corp.	5,347	186,771

Media (4.7%)
Getty Images, Inc.*	8,940	769,197
Lamar Advertising Co., Class A*	7,235	328,180

		1,097,377

Specialty Retail (3.0%)
Chico’s FAS, Inc.*	6,253	230,111
Tractor Supply Co.*	5,851	267,098
Weight Watchers International, Inc.*	3,700	190,846

		688,055

Total Consumer Discretionary		5,925,289

Consumer Staples (2.3%)
Food & Staples Retailing (0.9%)
BJ’s Wholesale Club, Inc.*	7,545	209,751

Tobacco (1.4%)
Loews Corp.- Carolina Group	8,245	326,749

Total Consumer Staples		536,500

Energy (8.0%)
Oil & Gas (8.0%)
Southwestern Energy Co.*	6,944	509,690
Ultra Petroleum Corp.*	23,981	1,364,039

Total Energy		1,873,729

Financials (9.4%)
Capital Markets (1.0%)
Ameritrade Holding Corp.*	11,101	238,450

Diversified Financial Services (4.9%)
Brascan Corp. Class A	5,450	253,970
Calamos Asset Management, Inc., Class A	11,828	291,915
Chicago Mercantile Exchange Holdings, Inc.	1,772	597,696

		1,143,581

Insurance (1.8%)
Brown & Brown, Inc.	4,470	222,114
White Mountains Insurance Group Ltd.	320	$193,280

		415,394

Real Estate (1.7%)
CB Richard Ellis Services, Inc.,
Class A*	4,745	233,454
The St. Joe Co.	2,692	168,115

		401,569

Total Financials		2,198,994

Health Care (8.1%)
Biotechnology (2.0%)
Gen-Probe, Inc.*	4,770	235,876
Techne Corp.*	3,950	225,071

		460,947

Health Care Equipment & Supplies (5.2%)
Dade Behring Holdings, Inc.	13,743	503,818
Inamed Corp.*	4,495	340,182
Kinetic Concepts, Inc.*	3,330	189,144
Patterson Cos., Inc.*	4,775	191,143

		1,224,287

Health Care Providers & Services (0.9%)
DaVita, Inc.*	4,465	205,703

Total Health Care		1,890,937

Industrials (17.8%)
Air Freight & Logistics (4.7%)
C.H. Robinson Worldwide, Inc.	8,835	566,500
Expeditors International of Washington, Inc.	9,578	543,839

		1,110,339

Commercial Services & Supplies (13.1%)
Career Education Corp.*	7,727	274,772
ChoicePoint, Inc.*	4,824	208,252
Corporate Executive Board Co.	10,229	797,657
ITT Educational Services, Inc.*	5,693	280,950
Monster Worldwide, Inc.*	19,352	594,300
Stericycle, Inc.*	8,955	511,778
Strayer Education, Inc.	4,132	390,557

		3,058,266

Total Industrials		4,168,605

Information Technology (12.8%)
Computers & Peripherals (1.3%)
Lexmark International, Inc., Class A*	5,025	306,776

Internet Software & Services (1.5%)
Netease.com (ADR)*	2,407	216,654
SINA Corp.*	4,775	131,313

		347,967

IT Services (2.3%)
Iron Mountain, Inc.*	14,499	532,113

Semiconductors & Semiconductor Equipment (3.4%)
Freescale Semiconductor, Inc., Class A*	8,185	191,611
Marvell Technology Group Ltd.*	7,464	344,165
Tessera Technologies, Inc.*	8,902	266,259

		802,035

Software (4.3%)
Activision, Inc.*	16,721	341,945
Red Hat, Inc.*	14,952	316,833
Salesforce.com, Inc.*	15,245	352,464

		1,011,242

Total Information Technology		3,000,133

EQ ADVISORS TRUST

EQ/VAN KAMPEN MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Materials (2.0%)
Construction Materials (1.0%)
Rinker Group Ltd.	3,761	$239,237

Metals & Mining (1.0%)
Cameco Corp.	4,125	220,688

Total Materials		459,925

Telecommunication Services (5.8%)
Wireless Telecommunication Services (5.8%)
Crown Castle International Corp.*	21,589	531,737
NII Holdings, Inc.*	9,652	815,111

Total Telecommunication Services		1,346,848

Utilities (1.2%)
Multi-Utilities & Unregulated Power (1.2%)
Questar Corp.	3,268	287,976

Total Utilities		287,976

Total Common Stocks (92.8%) (Cost $20,414,766)		21,688,936

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (5.7%)
JPMorgan Chase Nassau
3.32%, 10/3/05
(Amortized Cost $1,323,803)	$1,323,803	$1,323,803

Total Investments (98.5%) (Cost/Amortized Cost $21,738,569)		23,012,739
Other Assets Less Liabilities (1.5%)		351,791

Net Assets (100%)		$23,364,530

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the period ended September 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$24,386,503
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$4,062,256

As of September 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,793,724
Aggregate gross unrealized depreciation	(519,554)

Net unrealized appreciation	$1,274,170

Federal income tax cost of investments	$21,738,569

For the nine months ended September 30, 2005, the Portfolio incurred approximately $268 as brokerage commissions with Morgan Stanley & Co. and $5 with Bernstein (Sanford C.) & Co., affiliated broker/dealers.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/WELLS FARGO MONTGOMERY SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (21.6%)
Distributors (2.3%)
WESCO International, Inc.*	6,300	$213,381

Hotels, Restaurants & Leisure (3.7%)
California Pizza Kitchen, Inc.*	1,370	40,059
Gaylord Entertainment Co.*	2,413	114,980
Orient Express Hotels Ltd.	2,900	82,418
Shuffle Master, Inc.*	2,415	63,828
Station Casinos, Inc.	748	49,637

		350,922

Household Durables (1.6%)
Jarden Corp.*	2,050	84,193
Technical Olympic USA, Inc.	2,700	70,632

		154,825

Internet & Catalog Retail (4.6%)
Overstock.com, Inc.*	600	23,010
PlanetOut, Inc.*	9,679	81,691
Priceline.com, Inc.*	8,600	166,152
Provide Commerce, Inc.*	4,613	111,957
Stamps.com, Inc.*	3,100	53,351

		436,161

Leisure Equipment & Products (3.4%)
Marvel Entertainment, Inc.*	15,576	278,343
Nautilus, Inc.	1,900	41,933

		320,276

Media (1.5%)
CKX, Inc.*	5,829	73,271
Lodgenet Entertainment Corp.*	4,654	68,553

		141,824

Specialty Retail (3.8%)
Children’s Place Retail Stores, Inc.*	2,500	89,100
GameStop Corp.*	1,367	43,019
Pacific Sunwear of California, Inc.*	2,100	45,024
Rush Enterprises, Inc., Class A*	4,034	61,640
Shoe Carnival, Inc.*	3,000	47,730
Steiner Leisure Ltd.*	2,000	67,940

		354,453

Textiles, Apparel & Luxury Goods (0.7%)
Skechers U.S.A., Inc., Class A*	3,923	64,220

Total Consumer Discretionary		2,036,062

Energy (1.0%)
Oil & Gas (1.0%)
Comstock Resources, Inc.*	592	19,424
Goodrich Petroleum Corp.*	3,192	74,916

Total Energy		94,340

Financials (5.1%)
Capital Markets (0.3%)
National Financial Partners Corp.	538	24,285

Commercial Banks (0.7%)
First Republic Bank	1,994	70,249

Diversified Financial Services (1.3%)
GFI Group, Inc.*	389	16,015
optionsXpress Holdings, Inc.	5,700	108,528

		124,543

Insurance (0.5%)
Montpelier Reinsurance Holdings Ltd.	1,700	42,245

Real Estate (1.6%)
CB Richard Ellis Services, Inc., Class A*	3,081	151,585

Thrifts & Mortgage Finance (0.7%)
Fidelity Bankshares, Inc.	2,150	$65,683

Total Financials		478,590

Health Care (18.9%)
Biotechnology (6.2%)
Alkermes, Inc.*	4,400	73,920
Cubist Pharmaceuticals, Inc.*	3,285	70,759
Encysive Pharmaceuticals, Inc.*	7,500	88,350
Gen-Probe, Inc.*	1,500	74,175
Neurocrine Biosciences, Inc.*	3,647	179,396
Onyx Pharmaceuticals, Inc.*	2,300	57,454
OSI Pharmaceuticals, Inc.*	1,500	43,860

		587,914

Health Care Equipment & Supplies (3.6%)
Advanced Medical Optics, Inc.*	5,400	204,930
DJ Orthopedics, Inc.*	3,055	88,411
Haemonetics Corp.*	1,000	47,530

		340,871

Health Care Providers & Services (7.8%)
Advisory Board Co.*	1,403	73,012
Centene Corp.*	2,800	70,084
Kindred Healthcare, Inc.*	3,115	92,827
PSS World Medical, Inc.*	11,978	159,787
SFBC International, Inc.*	2,651	117,678
Sierra Health Services, Inc.*	1,750	120,522
WellCare Health Plans, Inc.*	2,695	99,850

		733,760

Pharmaceuticals (1.3%)
AtheroGenics, Inc.*	3,300	52,899
First Horizon Pharmaceutical Corp.*	3,300	65,571

		118,470

Total Health Care		1,781,015

Industrials (22.3%)
Aerospace & Defense (3.8%)
Hexcel Corp.*	4,656	85,158
K&F Industries Holdings, Inc.*	2,706	45,272
Mercury Computer Systems, Inc.*	4,300	112,875
SI International, Inc.*	3,723	115,301

		358,606

Air Freight & Logistics (1.2%)
Hub Group, Inc., Class A*	3,042	111,672

Commercial Services & Supplies (11.3%)
Education Management Corp.*	2,200	70,928
Gevity HR, Inc.	3,235	88,122
Hudson Highland Group, Inc.*	2,757	68,842
Huron Consulting Group, Inc.*	2,209	59,245
Jackson Hewitt Tax Service, Inc.	2,300	54,993
Laureate Education, Inc.*	3,290	161,111
Navigant Consulting Co.*	5,969	114,366
Resources Connection, Inc.*	9,025	267,411
VistaPrint Ltd.*	473	7,213
Wright Express Corp.*	8,027	173,303

		1,065,534

Machinery (4.5%)
Actuant Corp., Class A	1,589	74,365
Gardner Denver, Inc.*	6,324	282,051
Oshkosh Truck Corp.	1,700	73,372

		429,788

Trading Companies & Distributors (1.5%)
Hughes Supply, Inc.	4,328	141,093

Total Industrials		2,106,693

EQ ADVISORS TRUST

EQ/WELLS FARGO MONTGOMERY SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Information Technology (22.3%)
Communications Equipment (1.4%)
NMS Communications Corp.*	24,480	$90,576
SafeNet, Inc.*	1,130	41,030

		131,606

Computers & Peripherals (1.3%)
Hypercom Corp.*	18,303	119,336

Electronic Equipment & Instruments (2.2%)
Identix Corp.*	16,036	75,369
Photon Dynamics, Inc.*	4,826	92,418
Universal Display Corp.*	3,558	39,672

		207,459

Internet Software & Services (6.6%)
iVillage, Inc.*	26,537	192,659
Jupitermedia Corp.*	2,474	43,814
ValueClick, Inc.*	6,776	115,802
WebEx Communications, Inc.*	8,513	208,654
webMethods, Inc.*	8,917	63,043

		623,972

IT Services (3.2%)
Alliance Data Systems Corp.*	1,500	58,725
MPS Group, Inc.*	5,793	68,357
Sapient Corp.*	12,683	79,269
TNS, Inc.*	4,029	97,703

		304,054

Semiconductors & Semiconductor Equipment (2.4%)
Integrated Device Technology, Inc.*	14,600	156,804
Pixelworks, Inc.*	11,134	73,373

		230,177

Software (5.2%)
Cogent, Inc.*	1,868	44,365
Open Solutions, Inc.*	8,250	180,015
Quest Software, Inc.*	11,408	171,919
Secure Computing Corp.*	2,214	25,129
Taleo Corp.*	2,000	27,000
TIBCO Software, Inc.*	4,875	40,755

		489,183

Total Information Technology		2,105,787

	Number of Shares	Value (Note 1)
Materials (1.7%)
Chemicals (1.7%)
Airgas, Inc.	5,324	$157,750

Total Materials		157,750

Telecommunication Services (4.5%)
Diversified Telecommunication Services (0.8%)
NeuStar, Inc. Class A*	2,400	76,776

Wireless Telecommunication Services (3.7%)
InPhonic, Inc.*	4,404	60,555
NII Holdings, Inc.*	600	50,670
Ubiquitel, Inc.*	27,387	239,362

		350,587

Total Telecommunication Services		427,363

Total Common Stocks (97.4%) (Cost $8,928,347)		9,187,600

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (5.0%)
JPMorgan Chase Nassau
3.32%, 10/3/05
(Amortized Cost $474,732)	$474,732	474,732

Total Investments (102.4%) (Cost/Amortized Cost $9,403,079)		9,662,332
Other Assets Less Liabilities (-2.4%)		(227,662)

Net Assets (100%)		$9,434,670

*	Non-income producing.

Investment security transactions for the nine months ended September 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$13,090,385
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$7,985,636

As of September 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$547,990
Aggregate gross unrealized depreciation	(291,219)

Net unrealized appreciation	$256,771

Federal income tax cost of investments	$9,405,561

See Notes to Financial Statements.

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS

September 30, 2005 (Unaudited)

Note 1 Organization and Selected Significant Accounting Policies

EQ Advisors Trust (the “Trust”) was organized as a Delaware business trust on October 31, 1996 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with forty-five diversified portfolios and five non-diversified portfolios (each a “Portfolio”). The non-diversified Portfolios are: EQ/Enterprise Moderate Allocation Portfolio (formerly EQ/Enterprise Managed Portfolio), EQ/Enterprise Mergers and Acquisitions Portfolio, EQ/ Lazard Small Cap Value Portfolio, EQ/Marsico Focus Portfolio and EQ/Van Kampen Emerging Markets Equity Portfolio.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with their vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust and management expect that risk of loss to be remote.

The EQ/Enterprise Moderate Allocation Portfolio is a type of mutual fund often described as “fund of funds” (See Note 2). The Portfolio pursues its investment objective by investing exclusively in other mutual funds managed by AXA Equitable Life Insurance Company (“AXA Equitable”), an indirect wholly-owned subsidiary of AXA.

Each of the investment sub-advisers (each an “Adviser”) independently chooses and maintains a portfolio of securities for the Portfolio.

The Trust has the right to issue two classes of shares, Class IA and Class IB. Class IA shares were seeded for the EQ/Short Duration Bond Portfolio on June 9, 2005. Class IB shares were seeded for the EQ/Intermediate Term Bond Portfolio and the EQ/Long Term Bond Portfolio on June 20, 2005 and April 29, 2005, respectively. As of and during the nine months ended September 30, 2005, the Trust had Class IB shares outstanding for each Portfolio except for the EQ/Government Securities Portfolio and EQ/MONY Money Market Portfolio. In addition, as of and during the nine months ended September 30, 2005, the Trust had Class IA shares outstanding for certain Portfolios as shown in the Statement of Assets and Liabilities. The Class IB shares are subject to distribution fees imposed under a distribution plan (“Distribution Plan”) adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Trust’s multiple class distribution system, both classes of shares have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees under the Distribution Plan. The Trust’s shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts issued by AXA Equitable, AXA Life and Annuity Company (“ALAC”), MONY Life Insurance Company (“MONY”) and MONY Life Insurance Company of America (“MONY America”), as well as insurance companies that are not affiliated with AXA Equitable, ALAC, MONY or MONY America and to The Investment Plan for Employees, Managers and Agents. The Investment Plan for Employees, Managers and Agents is the primary shareholder of Class IA for EQ/Boston Advisors Equity Income Portfolio and EQ/Montag & Caldwell Growth Portfolio. AXA Equitable is the primary shareholder of Class IA shares for EQ/Lord Abbett Growth & Income Portfolio, EQ/Lord Abbett Large Cap Core Portfolio, EQ/Lord Abbett Mid Cap Value, EQ/Van Kampen Comstock Portfolio, EQ/Van Kampen Mid Cap Growth Portfolio, and EQ/Wells Fargo Montgomery Small Cap Portfolio.

The investment objectives of each Portfolio are as follows:

EQ/Enterprise Moderate Allocation Portfolio — Seeks long-term capital appreciation and current income.

EQ/Alliance Common Stock Portfolio (advised by Alliance Capital Management L.P. (“Alliance”) (an affiliate of AXA Equitable)) — Seeks to achieve long-term growth of capital.

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

September 30, 2005 (Unaudited)

EQ/Alliance Growth and Income Portfolio (advised by Alliance) — Seeks to provide a high total return.

EQ/Alliance Intermediate Government Securities Portfolio (advised by Alliance) — Seeks to achieve high current income consistent with relative stability of principal.

EQ/Alliance International Portfolio (advised by Alliance) — Seeks to achieve long-term growth of capital.

EQ/Alliance Large Cap Growth Portfolio (advised by Alliance) — Seeks to achieve long-term growth of capital.

EQ/Alliance Quality Bond Portfolio (advised by Alliance) — Seeks to achieve high current income consistent with moderate risk to capital.

EQ/Alliance Small Cap Growth Portfolio (advised by Alliance) — Seeks to achieve long-term growth of capital.

EQ/Bear Stearns Small Company Growth Portfolio (advised by Bear Stearns Asset Management Inc.) — Seeks to achieve capital appreciation.

EQ/Bernstein Diversified Value Portfolio (advised by Alliance through its Bernstein Investment Research and Management unit) — Seeks capital appreciation.

EQ/Boston Advisors Equity Income Portfolio (advised by Boston Advisors, Inc. (“Boston Advisors”), an affiliate of AXA Equitable) — Seeks a combination of growth and income to achieve an above-average and consistent total return.

EQ/Calvert Socially Responsible Portfolio (advised by Calvert Asset Management Company, Inc. and Bridgeway Capital Management, Inc.) — Seeks long-term capital appreciation.

EQ/Capital Guardian Growth Portfolio (advised by Capital Guardian Trust Company (“Capital Guardian”)) — Seeks long-term growth of capital.

EQ/Capital Guardian International Portfolio (advised by Capital Guardian) — To achieve long-term growth of capital.

EQ/Capital Guardian Research Portfolio (advised by Capital Guardian) — Seeks to achieve long- term growth of capital.

EQ/Capital Guardian U.S. Equity Portfolio (advised by Capital Guardian) — Seeks to achieve long- term growth of capital.

EQ/Caywood-Scholl High Yield Bond Portfolio (advised by Caywood-Scholl Capital Management) — Seeks to maximize current income.

EQ/Equity 500 Index Portfolio (advised by Alliance) — Seeks a total return before expenses that approximates the total return performance of the S&P 500 Index, including reinvestment of dividends, at a risk level consistent with that of the S&P 500 Index.

EQ/Evergreen Omega Portfolio (advised by Evergreen Investment Management Company LLC) — Seeks long-term capital growth.

EQ/FI Mid Cap Portfolio (advised by Fidelity Management & Research Company (“Fidelity”)) — Seeks long-term growth of capital.

EQ/FI Small/Mid Cap Value Portfolio (advised by Fidelity) — Seeks long-term capital appreciation.

EQ/Government Securities Portfolio (advised by Boston Advisors) — Seeks to maximize income and capital appreciation through investment in the highest credit quality debt obligations.

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

September 30, 2005 (Unaudited)

EQ/Intermediate Term Bond Portfolio (advised by Boston Advisors) — Seeks to maximize income and capital appreciation through investment in intermediate-maturity debt obligations.

EQ/International Growth Portfolio (advised by MFS Investment Management (“MFS”)) — Seeks to achieve capital appreciation. Effective July 22, 2005, MFS replaced SSgA Funds Management, Inc. as the Adviser for the EQ/International Growth Portfolio.

EQ/Janus Large Cap Growth Portfolio (advised by Janus Capital Management, LLC) — Seeks long- term growth of capital.

EQ/J.P. Morgan Core Bond Portfolio (advised by J.P. Morgan Investment Management Inc. (“JPMIM”)) — Seeks to provide a high total return consistent with moderate risk to capital and maintenance of liquidity.

EQ/JP Morgan Value Opportunities Portfolio (advised by JPMIM) — Long-term capital appreciation.

EQ/Lazard Small Cap Value Portfolio (advised by Lazard Asset Management, LLC) — Seeks capital appreciation.

EQ/Long Term Bond Portfolio (advised by Boston Advisors) — Seeks to maximize income and capital appreciation through investment in long-maturity debt obligations.

EQ/Lord Abbett Growth and Income Portfolio (advised by Lord Abbett & Co. LLC (“Lord Abbett”)) — Capital appreciation and growth of income without excessive fluctuation in market value.

EQ/Lord Abbett Large Cap Core Portfolio (advised by Lord Abbett) — Capital appreciation and growth of income with reasonable risk.

EQ/Lord Abbett Mid Cap Value Portfolio (advised by Lord Abbett) — Capital appreciation.

EQ/Marsico Focus Portfolio (advised by Marsico Capital Management, LLC) — Seeks long-term growth of capital.

EQ/Mercury Basic Value Equity Portfolio (advised by Mercury Advisors) — Seeks capital appreciation and, secondarily, income.

EQ/Mercury International Value Portfolio (advised by Merrill Lynch Investment Managers International Limited) — Seeks capital appreciation.

EQ/Mergers and Acquisitions Portfolio (advised by GAMCO Investors, Inc. (“GAMCO”))— Seeks to achieve capital appreciation.

EQ/MFS Emerging Growth Companies Portfolio (advised by MFS) — Seeks to provide long-term capital growth.

EQ/MFS Investors Trust Portfolio (advised by MFS) — Seeks long-term growth of capital with a secondary objective to seek reasonable current income.

EQ/Money Market Portfolio (advised by The Dreyfus Corporation) — Seeks to obtain a high level of current income, preserve its assets and maintain liquidity.

EQ/Montag & Caldwell Growth Portfolio (advised by Montag & Caldwell, Inc.) — Seeks to achieve capital appreciation.

EQ/PIMCO Real Return Portfolio (advised by Pacific Investment Management Company, LLC) — Seeks maximum real return consistent with preservation of real capital and prudent investment management.

EQ/Short Duration Bond Portfolio (advised by Boston Advisors) — Seeks current income with reduced volatility of principal.

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

September 30, 2005 (Unaudited)

EQ/Small Company Index Portfolio (advised by Alliance) — Seeks to replicate as closely as possible (before the deduction of Portfolio expenses) the total return of the Russell 2000 Index.

EQ/Small Company Value Portfolio (advised by GAMCO) — Seeks to maximize capital appreciation.

EQ/TCW Equity Portfolio (advised by TCW Investment Management Company) — Seeks to achieve long-term capital appreciation.

EQ/UBS Growth and Income Portfolio (advised by UBS Global Asset Management (Americas) Inc.) — Seeks to achieve total return through capital appreciation with income as a secondary consideration.

EQ/Van Kampen Comstock Portfolio (advised by Morgan Stanley Investment Management, Inc. (“MSIM”)) — Capital growth and income.

EQ/Van Kampen Emerging Markets Equity Portfolio (advised by MSIM) — Seeks long-term capital appreciation.

EQ/Van Kampen Mid Cap Growth Portfolio (advised by MSIM) — Capital growth.

EQ/Wells Fargo Montgomery Small Cap Portfolio (advised by Wells Capital Management, Inc.) — Seeks long-term capital appreciation.

The following is a summary of the selected significant accounting policies of the Trust:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Valuation:

Stocks listed on national securities exchanges are valued at the last sale price or official closing price on the date of valuation or, if there is no sale or official closing price, at the latest available bid price. Other unlisted stocks are valued at their last sale price or official closing price or, if no reported sale occurs during the day, at a bid price estimated by a broker. Securities listed on the NASDAQ exchange will be valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price.

Convertible preferred stocks listed on national securities exchanges or included on the NASDAQ stock market are valued as of their last sale price or, if there is no sale, at the latest available bid price. Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more of the major dealers in such securities. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

Mortgage-backed and asset-backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. If a quoted price is unavailable, an equivalent yield or yield spread quote will be obtained from a broker and converted to a price.

Options, including options on futures that are traded on exchanges, are valued at their last sale price, and if the last sale price is not available then the previous day’s sale price is used. Options not traded on an exchange or actively traded are valued at fair value under the direction of the Board of Trustees (“Trustees”).

Long-term corporate bonds may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size, trading in similar groups of securities

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September 30, 2005 (Unaudited)

and any developments related to specific securities; however, when such prices are unavailable, such bonds will be valued using broker quotes. U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are valued at representative quoted prices.

Foreign securities, including foreign government securities, not traded directly, or in American Depository Receipt (ADR) or similar form in the United States, are valued at representative quoted prices from the primary exchange in the currency of the country of origin.

Short-term debt securities, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Short-term debt securities, which mature in more than 60 days are valued at representative quoted prices. The EQ/Money Market Portfolio values all short-term debt securities at amortized cost.

Futures contracts are valued at their last sale price or, if there is no sale, at the latest available bid price.

Forward foreign exchange contracts are valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date.

Other securities and assets for which market quotations are not readily available or for which valuation cannot be provided, are valued at fair value under the direction of the Trustees.

Pursuant to procedures approved by the Trustees, events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected, as by a method approved by the Trustees, in the Trust’s calculation of net asset values for each applicable Portfolio when the Trust’s Manager deems that the particular event or circumstance would materially affect such Portfolio’s net asset value.

Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income (including amortization of premium and accretion of discount on long-term securities using the effective yield method) is accrued daily. The Trust records gains and losses realized on prepayments received on mortgage-backed securities in interest income.

Realized gains and losses on the sale of investments are computed on the basis of the identified cost of the investments sold. Unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities are presented net of deferred taxes on unrealized gains in the Statement of Assets and Liabilities.

Foreign Currency Valuation:

The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

(i) market value of investment securities, other assets and liabilities — at the valuation date.

(ii) purchases and sales of investment securities, income and expenses — at the date of such transactions.

The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on securities.

Net currency gains or losses realized and unrealized as a result of differences between interest or dividends, withholding taxes, security payables/receivables, forward foreign currency exchange contracts and foreign cash recorded on the Portfolio’s books and the U.S. dollar equivalent amount actually received or paid are presented under foreign currency transactions and foreign currency translations in

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NOTES TO FINANCIAL STATEMENTS — (Continued)

September 30, 2005 (Unaudited)

the realized and unrealized gains and losses section, respectively, of the Statements of Operations. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Portfolio’s books and the U.S. dollar equivalent of amounts actually received or paid.

Securities Lending:

For all Portfolios, the Trustees have approved the lending of portfolio securities, through its custodian bank, The JPMorgan Chase Bank (“JPMorgan”), acting as lending agent to certain approved broker-dealers, in exchange for negotiated lenders’ fees. By lending investment securities, a Portfolio attempts to increase its net investment income through the receipt of interest on the cash equivalents held as collateral on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would be for the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. Any such loan of Portfolio securities will be continuously secured by collateral in cash or high grade debt securities at least equal at all times to the market value of the security loaned. JPMorgan will indemnify each Portfolio from any loss resulting from a borrower’s failure to return a loaned security when due. JPMorgan invests the cash collateral on behalf of the Portfolios and retains a portion of the interest earned. The net amount of interest earned, after the interest rebate, is included in the Statements of Operations as securities lending income. At September 30, 2005, the cash collateral received by each Portfolio for securities loaned was invested by JPMorgan and is summarized in the Portfolio of Investments. Each Portfolio has an individual interest equal to the amount of cash collateral contributed.

Repurchase Agreements:

Certain Portfolios may enter into repurchase agreements with qualified and Manager-approved banks, broker-dealers or other financial institutions as a means of earning a fixed rate of return on their cash reserves for periods as short as overnight. A repurchase agreement is a contract pursuant to which a Portfolio, against receipt of securities of at least equal value including accrued interest, agrees to advance a specified sum to the financial institution which agrees to reacquire the securities at a mutually agreed upon time (usually one day) and price. Each repurchase agreement entered into by a Portfolio will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest. A Portfolio’s right to liquidate such securities in the event of a default by the seller could involve certain costs, losses or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price, the Portfolio could suffer a loss.

Options Written:

Certain Portfolios may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the Portfolio or to enhance investment performance. Certain Portfolios may purchase and sell exchange traded options on foreign currencies. When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options that expire unexercised, are recognized as gains on the expiration date. Premiums received from writing options that are exercised or are canceled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. In writing options, a Portfolio must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale or cost of purchase of the underlying securities and currencies pursuant to the call or put option may be substantially below or

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NOTES TO FINANCIAL STATEMENTS — (Continued)

September 30, 2005 (Unaudited)

above the prevailing market price. A Portfolio also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options.

Short Sales Against the Box:

Certain Portfolios may enter into a “short sale” of securities in circumstances in which, at the time the short position is open, the Portfolio owns at least an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into at least an equal number of securities sold short. This kind of short sale, which is referred to as one “against the box,” may be entered into by the Portfolio to, for example, lock in a sale price for a security the Portfolio does not wish to sell immediately. The Portfolio will designate the segregation, either on its records or with the Trust’s custodian, of the securities sold short or convertible or exchangeable preferred stocks or debt securities sold in connection with short sales against the box. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off-balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Portfolio bears the risk of potential inability of the brokers to meet their obligation to perform.

Futures Contracts, Forward Commitments and Foreign Currency Exchange Contracts:

The futures contracts used by the Portfolios are agreements to buy or sell a financial instrument for a set price in the future. Certain Portfolios may buy or sell futures contracts for the purpose of protecting their portfolio securities against future changes in interest rates and indices which might adversely affect the value of the Portfolios’ securities or the price of securities that they intend to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt securities. During the period the futures contracts are open, changes in the market price of the contracts are recognized as unrealized gains or losses by “marking-to-market” at the end of each trading day. Variation margin payments on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio’s basis in the contract. Should interest rates or indices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may incur a loss. The use of futures contracts transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Use of long futures contracts subjects the Portfolios to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Portfolios to unlimited risk of loss. The Portfolios enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Portfolio’s credit risk is limited to failure of the exchange or board of trade.

Certain Portfolios may make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time (“forward commitments”) if they designate the segregation, either on their records or with the Trust’s custodian, of cash or other liquid securities in an amount sufficient to meet the purchase price, or if they enter into offsetting contracts for the forward sale of other securities they own. These commitments are reported at market value in the financial statements. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines or if the value of the security to be sold increases prior to the settlement date, which is risk in addition to the risk of decline in value of the Portfolio’s other assets. Where such purchases or sales are made through dealers, a Portfolio relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to a Portfolio of an advantageous yield or price. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

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NOTES TO FINANCIAL STATEMENTS — (Continued)

September 30, 2005 (Unaudited)

Certain Portfolios may purchase foreign currency on a spot (or cash) basis. In addition, certain Portfolios may enter into contracts to purchase or sell foreign currencies at a future date (“forward contracts”). A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Daily fluctuations in the value of such contracts are recognized as unrealized appreciation or depreciation by “marking to market.” The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions in the Statement of Operations. The Advisers may engage in these forward contracts to protect against uncertainty in the level of future exchange rates in connection with the purchase and sale of Portfolio securities (“transaction hedging”) and to protect the value of specific portfolio positions (“position hedging”). The Portfolios are subject to off-balance sheet risk to the extent of the value of the contracts for purchase of foreign currency and in an unlimited amount for sales of foreign currency.

Swaps:

Certain Portfolios may invest in swap contracts, which are derivatives in the form of a contract or other similar instrument which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. A Portfolio will usually enter into swaps on a net basis, i.e., the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two returns. A Portfolio’s obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by designating the segregation, either on its records or with the Trust’s custodian, of cash or other liquid obligations. A Portfolio will not enter into any swap agreement unless the counterparty meets the rating requirements set forth in guidelines established by the Trust’s Board of Trustees. Swap agreements are stated at market value on the Statement of Assets and Liabilities. Swaps are marked-to- market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. Notional principal amounts are used to express the extent of involvement in these transactions, but the amount potentially subject to credit risk is much smaller. None of the Portfolios had swap contracts outstanding at September 30, 2005.

Dollar Roll Transactions:

Certain Portfolios may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale by a Portfolio of securities with a simultaneous agreement to repurchase substantially similar securities at an agreed-upon price at a future date. The securities repurchased will bear the same interest rates as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Dollar roll transactions involve the risk that the market value of the securities sold by the Portfolio may decline below the repurchase price of the similar securities. None of the Portfolios had dollar roll transactions outstanding at September 30, 2005.

Market and Credit Risk:

Written options, futures contracts, forward commitments, forward foreign currency exchange contracts and swaps involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The risk involved in writing an option on a security is that, if the option is exercised, the underlying security is then purchased or sold by the Portfolio at the contract price, which could be disadvantageous relative to the market price. The Portfolio bears the market risk, which arises from any changes in security values. The credit risk for futures contracts and exchange traded options is limited to failure of the exchange or board of trade which acts as the counterparty to the Portfolio’s futures transactions. Forward commitments, forward foreign currency exchange contracts, over-the-counter options and swaps are executed directly with the counterparty and not through an

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NOTES TO FINANCIAL STATEMENTS — (Concluded)

September 30, 2005 (Unaudited)

exchange and can be terminated only by agreement of both parties to such contracts. With respect to such transactions there is no daily margin settlement and the Portfolio is exposed to the risk of default by the counterparty.

Note 2 Reorganizations

Effective as of the close of business day on September 9, 2005, the following portfolio mergers took place:

Existing Fund	Surviving Fund
EQ/Enterprise Capital Appreciation	EQ/Marsico Focus
EQ/Enterprise Deep Value	EQ/Mercury Basic Value Equity
EQ/Enterprise Global Socially Responsive	EQ/Calvert Socially Responsible
EQ/Enterprise Multi-Cap Growth	EQ/Montag & Caldwell Growth
EQ/MONY Equity Income	EQ/Boston Advisors Equity Income
EQ/MONY Equity Growth	EQ/Capital Guardian Research
EQ/MONY Diversified	EQ/Capital Guardian Research
EQ/MONY Money Market	EQ/Money Market (A-share)

Effective September 9, 2005, the name of EQ/Enterprise Managed Portfolio changed to “EQ/Enterprise Moderate Allocation Portfolio” to reflect the anticipated change in investment strategy. The investment strategy of EQ/Enterprise Moderate Allocation Portfolio changed to an investment strategy that seeks long-term capital appreciation and current income.

Note 3 Subsequent Events

Effective October 20, 2005, the following portfolios were renamed as follows:

Old Name	New Name
EQ/J.P. Morgan Core Bond	EQ/JPMorgan Core Bond
EQ/JP Morgan Value Opportunities	EQ/JPMorgan Value Opportunities
EQ/Mergers & Acquisitions	EQ/GAMCO Mergers & Acquisitions
EQ/Small Company Value	EQ/GAMCO Small Company Value

Effective October 17, 2005, the name of EQ/FI Small/Mid Cap Value Portfolio changed to “EQ/FI Mid Cap Value Portfolio” to reflect the anticipated change in investment strategy. Effective on or about October 31, 2005, the investment strategy of EQ/FI Small/Mid Cap Value Portfolio changed to an investment strategy that seeks to invest primarily in mid-capitalization companies.

Item 2.	Controls and Disclosures.

(a)	The registrant’s certifying officers have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report and have determined such controls and procedures to be reasonably designed to achieve the purposes described in Rule 30a-3(c) under the Investment Company Act of 1940.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications required by Item 3 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EQ Advisors Trust

By:	/s/ Steven M. Joenk
Steven M. Joenk President and Chairman November 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Steven M. Joenk
Steven M. Joenk Chief Executive Officer November 28, 2005

By:	/s/ Kenneth T. Kozlowski
Kenneth T. Kozlowski Chief Financial Officer November 28, 2005